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================================================================================



                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST














                                  ANNUAL REPORT
                                DECEMBER 31, 2001



================================================================================
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
                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 2001


                                TABLE OF CONTENTS


Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . .    1

Statement of Investments:

     Total Return Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .    2

     Capital Appreciation Fund. . . . . . . . . . . . . . . . . . . . . . .    5

     Government Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . .    7

     Nationwide Small Company Fund. . . . . . . . . . . . . . . . . . . . .    9

     Money Market Fund   .. . . . . . . . . . . . . . . . . . . . . . . . .   19

     Money Market Fund II . . . . . . . . . . . . . . . . . . . . . . . . .   22

     J.P. Morgan NSAT Balanced Fund . . . . . . . . . . . . . . . . . . . .   24

     Strong NSAT Mid Cap Growth Fund. . . . . . . . . . . . . . . . . . . .   30

     Nationwide Strategic Value Fund. . . . . . . . . . . . . . . . . . . .   32

     Federated NSAT Equity Income Fund. . . . . . . . . . . . . . . . . . .   34

     Federated NSAT High Income Bond Fund . . . . . . . . . . . . . . . . .   36

     MAS NSAT Multi Sector Bond Fund. . . . . . . . . . . . . . . . . . . .   42

     Nationwide Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .   49

     Nationwide Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .   53

     Nationwide Global 50 Fund. . . . . . . . . . . . . . . . . . . . . . .   57

     Dreyfus NSAT Mid Cap Index Fund. . . . . . . . . . . . . . . . . . . .   60

     Turner NSAT Growth Focus Fund. . . . . . . . . . . . . . . . . . . . .   65

     Gartmore NSAT Millennium Growth Fund . . . . . . . . . . . . . . . . .   66

     Gartmore NSAT Global Technology and Communications Fund. . . . . . . .   68

     Gartmore NSAT Global Health Sciences Fund. . . . . . . . . . . . . . .   70

     Gartmore GVIT U.S. Leaders Fund. . . . . . . . . . . . . . . . . . . .   71

     Gartmore NSAT Emerging Markets Fund. . . . . . . . . . . . . . . . . .   72

     Gartmore NSAT International Growth Fund. . . . . . . . . . . . . . . .   75

     NSAT Investor Destinations Aggressive Fund . . . . . . . . . . . . . .   79

     NSAT Investor Destinations Moderately Aggressive Fund. . . . . . . . .   80

     NSAT Investor Destinations Moderate Fund . . . . . . . . . . . . . . .   81

     NSAT Investor Destinations Moderately Conservative Fund. . . . . . . .   82

     NSAT Investor Destinations Conservative Fund . . . . . . . . . . . . .   83

     Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . . . . .   84

     Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . . . . .   85

     Gartmore GVIT Global Financial Services Fund . . . . . . . . . . . . .   87

Statements of Assets and Liabilities. . . . . . . . . . . . . . . . . . . .   89

Statements of Operations   .. . . . . . . . . . . . . . . . . . . . . . . .   95

Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . .  101

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . .  114

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . .  136

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of
NATIONWIDE(R) SEPARATE ACCOUNT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Nationwide Small Company Fund, Money Market Fund, Money Market Fund II, J.P. Morgan NSAT Balanced Fund, Strong NSAT Mid Cap Growth Fund, Nationwide Strategic Value Fund, Federated NSAT Equity Income Fund, Federated NSAT High Income Bond Fund, MAS NSAT Multi Sector Bond Fund, Nationwide Small Cap Value Fund, Nationwide Small Cap Growth Fund, Nationwide Global 50 Fund, Dreyfus NSAT Mid Cap Index Fund, Turner NSAT Growth Focus, Gartmore NSAT Millennium Growth Fund, Gartmore NSAT Global Technology and Communications Fund, Gartmore NSAT Global Health Sciences Fund, Gartmore GVIT U.S. Leaders, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, NSAT Investor Destinations Aggressive Fund, NSAT Investor Destinations Moderately Aggressive Fund, NSAT Investor Destinations Moderate Fund, NSAT Investor Destinations Moderately Conservative Fund, NSAT Investor Destinations Conservative Fund, Gartmore GVIT U.S. Growth Leaders, Gartmore GVIT Global Utilities, and Gartmore GVIT Global Financial Services (thirty-one portfolios constituting the NATIONWIDE(R) SEPARATE ACCOUNT TRUST, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Columbus, OH
February 22, 2002

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

====================================================================
SECURITY DESCRIPTION                          SHARES        VALUE
====================================================================
 COMMON STOCKS (97.3%)

 AEROSPACE / DEFENSE (0.9%)
 Boeing Co. (The)                               118,181  $ 4,583,059
 Goodrich (B.F.) Co.                            261,500    6,961,130
 Lockheed Martin Corp.                              450       21,002
 Rockwell International Corp.                    43,300      773,338
 United Technologies Corp.                       44,997    2,908,156
                                                         -----------
                                                          15,246,685
                                                         -----------
 ALUMINUM (0.2%)
 Alcoa, Inc.                                    117,524    4,177,978
                                                         -----------
 AUTO PARTS & EQUIPMENT (0.2%)
 Delphi Automotive Systems Corp.                193,900    2,648,674
                                                         -----------
 BEVERAGES / ALCOHOLIC (1.7%)
 Anheuser-Busch Cos., Inc.                      631,300   28,541,073
                                                         -----------
 BEVERAGES / SOFT DRINK (2.0%)
 Coca-Cola Co.                                   73,400    3,460,810
 PepsiCo, Inc.                                  600,760   29,251,004
                                                         -----------
                                                          32,711,814
                                                         -----------
 BROADCAST MEDIA / CABLE TELEVISION (1.2%)
 AOL Time Warner (b)                            329,020   10,561,542
 Comcast Corp. Special Class A (b)               80,300    2,890,800
 Univision Communications, Inc. (b)              52,700    2,132,242
 Viacom, Inc. Class B (b)                       118,900    5,249,435
                                                         -----------
                                                          20,834,019
                                                         -----------
 CAPITAL GOODS (6.0%)
 Cummins Engine, Inc.                           234,970    9,055,744
 Deere & Co.                                     42,002    1,833,807
 Dover Corp.                                    229,500    8,507,565
 Eaton Corp.                                    278,400   20,715,744
 Genuine Parts Co.                              123,600    4,536,120
 Minnesota Mining
 & Manufacturing Co.                            178,300   21,076,843
 PACCAR, Inc.                                   193,400   12,690,908
 Pall Corp.                                     487,413   11,727,157
 Parker-Hannifin Corp.                          264,500   12,143,195
                                                         -----------
                                                         102,287,083
                                                         -----------
 CHEMICALS (1.6%)
 E.I. du Pont de Nemours and Co.                142,545    6,059,588
 Eastman Chemical Co.                           194,200    7,577,684
 Ecolab, Inc.                                   244,200    9,829,050
 Rohm & Haas Co.                                 94,600    3,275,998
                                                         -----------
                                                          26,742,320
                                                         -----------
 COMMUNICATION EQUIPMENT (0.7%)
 Lucent Technologies, Inc.                      541,755    3,407,639
 Motorola, Inc.                                 335,594    5,040,622
 Nortel Networks Corp.                          412,630    3,094,725
                                                         -----------
                                                          11,542,986
                                                         -----------

====================================================================
SECURITY DESCRIPTION                         SHARES        VALUE
====================================================================
 COMMON STOCKS (CONTINUED)

 COMPUTER EQUIPMENT (6.1%)
 Compaq Computer Corp                          898,950  $ 8,773,752
 Dell Computer Corp. (b)                       410,430   11,155,487
 EMC Corp. (b)                                 313,480    4,213,171
 Hewlett-Packard Co.                           828,301   17,013,303
 Intel Corp.                                 1,145,100   36,013,395
 International Business
 Machines Corp.                                219,183   26,512,376
                                                        -----------
                                                        103,681,484
                                                        -----------
 COMPUTER SOFTWARE & SERVICES (7.0%)
 Automatic Data Processing, Inc.               108,740    6,404,786
 BMC Software, Inc. (b)                        335,270    5,488,370
 Cadence Design Systems, Inc. (b)              206,100    4,517,712
 Cisco Systems, Inc. (b)                     1,216,827   22,036,737
 Computer Sciences Corp. (b)                    27,400    1,342,052
 Microsoft Corp. (b)                           948,528   62,839,980
 NCR Corp. (b)                                  34,100    1,256,926
 Oracle Corp. (b)                              518,900    7,166,009
 Sun Microsystems, Inc. (b)                    467,996    5,756,351
 Unisys Corp. (b)                              115,600    1,449,624
                                                        -----------
                                                        118,258,547
                                                        -----------
 CONGLOMERATES (0.9%)
 Ingersoll-Rand Co.                            364,750   15,250,198
                                                        -----------
 CONSTRUCTION & BUILDING MATERIALS (3.3%)
 Centex Corp.                                  278,450   15,896,711
 Masco Corp.                                   787,000   19,281,499
 Sherwin Williams Co.                          261,300    7,185,750
 Vulcan Materials Co.                          283,368   13,584,662
                                                        -----------
                                                         55,948,622
                                                        -----------
 CONSUMER DURABLE (3.8%)
 Avery Dennison Corp.                          157,800    8,920,434
 Black & Decker Corp.                          501,200   18,910,276
 Fortune Brands, Inc.                          310,800   12,304,572
 Maytag Corp.                                  739,900   22,959,097
                                                        -----------
                                                         63,094,379
                                                        -----------
 CONSUMER NON-DURABLE (0.5%)
 Kimberly-Clark Corp.                           56,400    3,372,720
 Procter & Gamble Co.                           69,500    5,499,535
                                                        -----------
                                                          8,872,255
                                                        -----------
 CONTAINERS (1.0%)
 Sealed Air Corp. (b)                          426,000   17,389,320
                                                        -----------
 DRILLING OIL & GAS WELLS (0.1%)
 Nabors Industries, Inc. (b)                    65,000    2,231,450
                                                        -----------
 DRUGS (5.4%)
 American Home Products Corp.                  384,000   23,562,240
 Merck & Co., Inc.                              86,300    5,074,440
 Pfizer, Inc.                                1,352,450   53,895,133
 Schering-Plough Corp.                         202,400    7,247,944
                                                        -----------
                                                         89,779,757
                                                        -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==========================================================
SECURITY DESCRIPTION                SHARES        VALUE
==========================================================
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (1.4%)
Agilent Technologies, Inc. (b)      93,270    $ 2,659,128
Cooper Industries, Inc.            200,100      6,987,492
Emerson Electric Co.                47,658      2,721,272
Grainger (W.W.), Inc.               32,500      1,560,000
SPX Corp. (b)                       67,900      9,295,510
                                              -----------
                                               23,223,402
                                              -----------
ELECTRONICS (1.3%)
Altera Corp. (b)                    170,470     3,617,373
Sanmina Corp. (b)                   169,273     3,368,533
Stmicroelectronics ADR              128,000     4,053,760
Tektronix, Inc. (b)                  61,500     1,585,470
Texas Instruments, Inc.             320,801     8,982,428
                                              -----------
                                               21,607,564
                                              -----------
ENTERTAINMENT (0.1%)
The Walt Disney Co.                 102,081     2,115,118
                                              -----------
FINANCIAL / BANKS (9.1%)
Bank of America Corp.               158,300     9,964,985
Bank of New York Co., Inc.          309,900    12,643,920
Citigroup, Inc.                     566,520    28,597,929
Fleet Boston Corp.                  387,500    14,143,750
J.P. Morgan Chase & Co.             176,772     6,425,662
John Hancock Financial
Services, Inc.                      122,100     5,042,730
Mellon Financial Corp.              489,238    18,405,134
U.S. Bancorp                        885,870    18,541,259
Wachovia Corp.                      215,400     6,754,944
Washington Mutual, Inc.             175,700     5,745,390
Wells Fargo Co.                     621,503    27,004,305
                                              -----------
                                              153,270,008
                                              -----------
FINANCIAL / MISCELLANEOUS (2.2%)
American Express Co.                148,800     5,310,672
MBNA Corp.                          883,400    31,095,680
                                              -----------
                                               36,406,352
                                              -----------
FOOD & RELATED (2.2%)
General Mills, Inc.                 336,800    17,516,968
Philip Morris Cos., Inc.            371,500    17,033,275
Tyson Foods, Inc. Class A           159,900     1,846,845
                                              -----------
                                               36,397,088
                                              -----------
FURNITURE (0.7%)
Leggett & Platt, Inc.               523,500    12,040,500
                                              -----------
GOLD ORES (0.2%)
Barrick Gold Corp.                  168,500     2,687,575
                                              -----------
HEALTHCARE (7.1%)
Abbott Laboratories                  87,800     4,894,850
Boston Scientific Corp. (b)         303,700     7,325,244
Bristol-Myers Squibb Co.             49,600     2,529,600
Guidant Corp. (b)                    42,300     2,106,540
Johnson & Johnson                   939,540    55,526,813
Manor Care, Inc. (b)                450,570    10,683,015
Medtronic, Inc.                     226,900    11,619,549
Quest Diagnostics, Inc. (b)          39,300     2,818,203
St. Jude Medical, Inc. (b)          287,200    22,301,080
                                              -----------
                                              119,804,894
                                              -----------

====================================================================
SECURITY DESCRIPTION                           SHARES       VALUE
====================================================================
 COMMON STOCKS (CONTINUED)

 INSURANCE (3.0%)
 American International Group, Inc.             426,300  $33,848,220
 Chubb Corp. (The)                              162,200   11,191,800
 MBIA, Inc.                                     109,900    5,893,937
                                                         -----------
                                                          50,933,957
                                                         -----------
 LEISURE PRODUCTS (1.9%)
 Brunswick Corp.                              1,480,800   32,222,208
                                                         -----------
 MANUFACTURING (1.3%)
 Illinois Tool Works, Inc.                      323,586   21,913,244
                                                         -----------
 MORTGAGE / ASSET BACKED OBLIGATIONS (4.1%)
 Fannie Mae                                     860,200   68,385,900
                                                         -----------
 OIL & GAS (3.3%)
 Chevron Texaco Corp                            158,098   14,167,162
 El Paso Corp.                                   43,800    1,953,918
 Exxon Mobil Corp.                              756,400   29,726,520
 Noble Drilling Corp. (b)                        98,700    3,359,748
 Royal Dutch Petroleum Co.                      120,366    5,900,341
                                                         -----------
                                                          55,107,689
                                                         -----------
 OIL EQUIPMENT & SERVICES (0.5%)
 Dynegy, Inc.                                    43,100    1,099,050
 Phillips Petroleum Co.                         117,150    7,059,459
                                                         -----------
                                                           8,158,509
                                                         -----------
 PAPER & FOREST PRODUCTS (1.5%)
 International Paper Co.                        315,843   12,744,265
 Weyerhaeuser Co.                               231,013   12,493,183
                                                         -----------
                                                          25,237,448
                                                         -----------
 PRINTING & PUBLISHING (0.7%)
 Gannett Co., Inc.                              161,400   10,850,922
 Lexmark International
 Group, Inc. (b)                                  9,850      581,150
                                                         -----------
                                                          11,432,072
                                                         -----------
 RAILROADS (2.0%)
 CSX Corp.                                      415,300   14,556,265
 Norfolk Southern Corp.                       1,052,800   19,297,824
                                                         -----------
                                                          33,854,089
                                                         -----------
 RESTAURANTS (0.2%)
 McDonald's Corp.                               102,800    2,721,116
                                                         -----------
 RETAIL (3.7%)
 Costco Wholesale Corp. (b)                      89,700    3,980,886
 Home Depot, Inc.                               124,600    6,355,846
 Lowe's Cos., Inc.                               61,600    2,858,856
 Target Corp.                                   587,300   24,108,665
 The May Department Stores Co.                  125,300    4,633,594
 Tiffany & Co.                                  280,400    8,824,188
 Toys 'R' Us, Inc. (b)                          503,100   10,434,294
                                                         -----------
                                                          61,196,329
                                                         -----------
 RETAIL / FOOD & DRUG (0.2%)
 SYSCO Corp.                                    105,300    2,760,966
                                                         -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==================================================================
SECURITY DESCRIPTION                    SHARES             VALUE
==================================================================
 COMMON STOCKS (CONTINUED)

 SEMICONDUCTORS (0.6%)
 Applied Materials, Inc. (b)               118,410  $    4,748,241

 Linear Technology Corp.                   131,000       5,114,240
                                                    --------------
                                                         9,862,481
                                                    --------------
 SERVICES (0.2%)
 IMS Health, Inc.                          133,900       2,612,389
                                                    --------------
 TECHNOLOGY (0.2%)
 Flextronics International Ltd. (b)        121,600       2,917,184
                                                    --------------
 TELECOMMUNICATIONS (4.0%)
 AT&T Corp.                                206,067       3,738,055
 AT&T Wireless Services, Inc. (b)          408,212       5,866,006
 BellSouth Corp.                           252,844       9,645,999
 QUALCOMM, Inc. (b)                        165,980       8,381,990
 SBC Communications, Inc.                   76,219       2,985,498
 Sprint Corp. (PCS Group) (b)              191,642       4,677,981
 Verizon Communications, Inc.              443,763      21,060,993
 Vodafone Group PLC                        183,200       4,704,576
 Worldcom, Inc. (b)                        353,012       4,970,409
                                                    --------------
                                                        66,031,507
                                                    --------------
 UTILITIES (3.0%)
 Dominion Resources, Inc.                  399,200      23,991,920
 Duke Power Co.                            110,976       4,356,918
 FirstEnergy Corp.                         101,300       3,543,474
 Reliant Energy, Inc.                       98,900       2,622,828
 TXU Corp.                                 324,800      15,314,320
                                                    --------------
                                                        49,829,460
                                                    --------------
 TOTAL COMMON STOCKS                                 1,631,967,693
                                                    --------------

==================================================================
SECURITY DESCRIPTION                    PRINCIPAL          VALUE
==================================================================
 COMMERCIAL PAPER (2.4%)

 Tyco International Group,
 2.25%, 01/02/02                      $ 20,410,000     $20,407,222

 American General
 Finance Corp., 1.74%,
 01/02/02                               19,265,000      19,263,127
                                                    --------------
 TOTAL COMMERCIAL PAPER                                 39,670,349
                                                    --------------
 TOTAL INVESTMENTS
 (COST $1,603,978,968) (a) - (99.7%)                 1,671,638,042

 OTHER ASSETS IN EXCESS
 OF LIABILITIES - (0.3%)                                 5,678,189
                                                    --------------
 NET ASSETS - (100.0%)                              $1,677,316,231

------------------------------------------------------------------
(a) Cost for federal income tax is $1,625,379,555 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $21,400,587. Net unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation                 $ 206,943,915
          Unrealized depreciation                  (160,685,428)
                                                  --------------
          Net unrealized appreciation             $  46,258,487
                                                  ==============
(b)  Denotes a non-income producing security.
ADR      American Depositary Receipt

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            CAPITAL APPRECIATION FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

====================================================================
SECURITY DESCRIPTION                          SHARES       VALUE
====================================================================
 COMMON STOCKS (99.1%)

 AEROSPACE (0.6%)
 United Technologies Corp.                      32,000  $ 2,068,160
                                                        -----------
 AEROSPACE / DEFENSE (3.1%)
 L-3 Communications
 Holdings, Inc. (b)                             52,670    4,740,300
 Northrop Grumman Corp.                         61,230    6,172,596
                                                        -----------
                                                         10,912,896
                                                        -----------
 BANKS (0.6%)
 J.P. Morgan Chase & Co.                        56,000    2,035,600
                                                        -----------
 BROADCAST MEDIA / CABLE TELEVISION (3.5%)
 AOL Time Warner, Inc. (b)                     142,000    4,558,200
 Comcast Corp. (b)                              56,000    2,016,000
 Viacom, Inc. (b)                              132,000    5,827,800
                                                        -----------
                                                         12,402,000
                                                        -----------
 CAPITAL GOODS (5.0%)
 General Electric Co.                          271,100   10,865,688
 Tyco International Ltd.                       117,000    6,891,300
                                                        -----------
                                                         17,756,988
                                                        -----------
 CHEMICALS / DIVERSIFIED (0.5%)
 Dow Chemical Co.                               55,900    1,888,302
                                                        -----------
 COMMUNICATION EQUIPMENT (0.5%)
 Polycom, Inc. (b)                              51,400    1,751,198
                                                        -----------
 COMPUTER EQUIPMENT (6.8%)
 Dell Computer Corp. (b)                       192,915    5,243,430
 EMC Corp. (b)                                  88,700    1,192,128
 International Business
 Machines Corp.                                 54,980    6,650,381
 NVIDIA Corp. (b)                              122,500    8,195,250
 Sun Microsystems, Inc. (b)                    228,580    2,811,534
                                                        -----------
                                                         24,092,723
                                                        -----------
 COMPUTER NETWORKING (5.8%)
 Brocade Communications
 Systems, Inc. (b)                             121,000    4,007,520
 Cisco Systems, Inc. (b)                       616,070   11,157,028
 Emulex Corp. (b)                              130,000    5,136,300
                                                        -----------
                                                         20,300,848
                                                        -----------
 COMPUTER SOFTWARE & SERVICES (9.0%)
 Electronic Arts, Inc. (b)                      64,130    3,844,594
 Microsoft Corp. (b)                           233,000   15,436,250
 Network Associates, Inc. (b)                  184,860    4,778,631
 Oracle Corp. (b)                              222,730    3,075,901
 Precise Software Solutions Ltd. (b)            56,000    1,156,960
 VeriSign, Inc. (b)                             59,950    2,280,498
 VERITAS Software Corp. (b)                     28,000    1,255,240
                                                        -----------
                                                         31,828,074
                                                        -----------
 CONSTRUCTION MACHINERY (0.4%)
 Caterpillar, Inc.                              30,000    1,567,500
                                                        -----------
 CONSUMER GOODS & SERVICES (1.5%)
 The Procter & Gamble Co.                       65,110    5,152,154
                                                        -----------

====================================================================
SECURITY DESCRIPTION                          SHARES       VALUE
====================================================================
COMMON STOCKS (CONTINUED)

DRUGS (13.5%)
Abbott Laboratories, Inc.                       37,300  $ 2,079,475
American Home Products Corp.                   100,237    6,150,542
Cephalon, Inc. (b)                              24,000    1,814,040
Genzyme Corp. (b)                               63,000    3,771,180
IDEC Pharmaceuticals Corp. (b)                  52,270    3,602,971
King Pharmaceuticals, Inc. (b)                 173,100    7,292,703
Merck & Co., Inc.                               33,450    1,966,860
Pfizer, Inc.                                   490,000   19,526,500
Pharmacia Corp.                                 36,500    1,556,725
                                                        -----------
                                                         47,760,996
                                                        -----------
ELECTRONICS (0.9%)
Flextronics International Ltd. (b)             130,000    3,118,700
                                                        -----------
FINANCIAL / BANKS (0.5%)
Bank One Corp.                                  49,400    1,929,070
                                                        -----------
FINANCIAL SERVICES (9.4%)
American Express Co.                            48,400    1,727,396
Bank of America Corp.                           55,903    3,519,094
Citigroup, Inc.                                163,760    8,266,605
Fannie Mae                                      55,490    4,411,455
Fifth Third Bancorp                             26,960    1,653,457
Goldman Sachs Group, Inc.                       21,500    1,994,125
MBNA Corp.                                     110,000    3,872,000
Merrill Lynch & Co., Inc.                       34,620    1,804,394
Morgan Stanley Dean Witter & Co.                32,664    1,827,224
Wells Fargo Co.                                 90,000    3,910,500
                                                        -----------
                                                         32,986,250
                                                        -----------
FOOD & BEVERAGE (2.8%)
Anheuser-Busch Cos., Inc.                       44,410    2,007,776
PepsiCo, Inc.                                  120,000    5,842,800
Philip Morris Cos., Inc.                        40,353    1,850,185
                                                        -----------
                                                          9,700,761
                                                        -----------
HEALTHCARE (5.6%)
Baxter International, Inc.                      80,000    4,290,400
Bristol-Myers Squibb Co.                        31,830    1,623,330
Johnson & Johnson                              128,960    7,621,536
Laboratory Corp. of
America Holdings (b)                            28,000    2,263,800
Medtronic, Inc.                                 29,000    1,485,090
Tenet Healthcare Corp. (b)                      45,000    2,642,400
                                                        -----------
                                                         19,926,556
                                                        -----------
HOTELS / MOTELS (2.0%)
Cendant Corp. (b)                              117,000    2,294,370
International Game Technology (b)               39,000    2,663,700
MGM Grand, Inc. (b)                             67,940    1,961,428
                                                        -----------
                                                          6,919,498
                                                        -----------
INSURANCE (1.9%)
American International Group, Inc.              84,097    6,677,302
                                                        -----------
MACHINERY - GENERAL INDUSTRIAL (0.6%)
Ingersoll-Rand Co.                              48,000    2,006,880
                                                        -----------
MANAGEMENT CONSULTING SERVICES (0.1%)
Accenture Ltd. (b)                              18,400      495,328
                                                        -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            CAPITAL APPRECIATION FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===========================================================
SECURITY DESCRIPTION                  SHARES       VALUE
===========================================================
 COMMON STOCKS (CONTINUED)

 METALS & MINING (0.4%)
 Alcoa, Inc.                           38,200  $  1,358,010
                                               ------------
 OIL & GAS (1.2%)
 Baker Hughes, Inc.                    40,364     1,472,075
 Exxon Mobil Corp.                     32,100     1,261,530
 Weatherford International, Inc. (b)   43,000     1,602,180
                                               ------------
                                                  4,335,785
                                               ------------
 PAPER & FOREST PRODUCTS (0.6%)
 International Paper Co.               50,300     2,029,605
                                               ------------
 PRINTING & PUBLISHING (0.6%)
 Gannett Co., Inc.                     28,900     1,942,947
                                               ------------
 RAILROADS (0.3%)
 CSX Corp.                             32,300     1,132,115
                                               ------------
 RESTAURANTS (0.3%)
 Cheesecake Factory, Inc. (The) (b)    30,100     1,046,577
                                               ------------
 RETAIL (11.1%)
 Abercrombie & Fitch Co. (b)           74,020     1,963,751
 Bed, Bath & Beyond, Inc. (b)          52,200     1,769,580
 BJ's Wholesale Club, Inc. (b)         41,490     1,829,709
 Circuit City Stores-Circuit
 City Group                           137,000     3,555,150
 Home Depot, Inc.                     152,970     7,802,999
 Kohl's Corp. (b)                      27,840     1,961,050
 Lowe's Cos., Inc.                    117,900     5,471,739
 Target Corp.                         138,070     5,667,774
 Tiffany & Co.                         61,400     1,932,258
 Wal-Mart Stores, Inc.                125,880     7,244,393
                                               ------------
                                                 39,198,403
                                               ------------
 SEMICONDUCTORS (6.4%)
 Analog Devices, Inc. (b)              26,700     1,185,213
 Applied Materials, Inc. (b)           63,170     2,533,117
 Intel Corp.                          246,850     7,763,433
 Intersil Holding Corp. (b)           116,000     3,741,000
 Marvel Technology Group Ltd. (b)     104,000     3,725,280
 Maxim Integrated Products, Inc. (b)   66,000     3,465,660
                                               ------------
                                                 22,413,703
                                               ------------
 SOFTWARE (0.3%)
 Lawson Software (b)                   60,200       948,150
                                               ------------
 TELECOMMUNICATIONS (1.8%)
 ALLTEL Corp.                          30,300     1,870,419
 Sprint Corp. (PCS Group) (b)          55,000     1,342,550
 Verizon Communications, Inc.          62,400     2,961,504
                                               ------------
                                                  6,174,473
                                               ------------
 UTILITIES (0.4%)
 Duke Energy Corp.                     38,700     1,519,362
                                               ------------
 WOMEN'S HANDBAGS & PURSES (1.1%)
 Coach, Inc. (b)                       97,400     3,796,652
                                               ------------
 TOTAL COMMON STOCKS                            349,173,566
                                               ------------
===========================================================
SECURITY DESCRIPTION            PRINCIPAL         VALUE
===========================================================
 COMMERCIAL PAPER (0.4%)
 Tyco Intl Group, 2.25%,
 01/02/02                       $1,335,000     $  1,334,833
                                               ------------
 TOTAL COMMERCIAL PAPER                           1,334,833
                                               ------------
 TOTAL INVESTMENTS
 (COST $342,404,462) (A) - (99.5%)              350,508,399
 OTHER ASSETS IN EXCESS OF
 LIABILITIES - (0.5%)                             1,639,098
                                               ------------
 NET ASSETS - (100.0%)                         $352,147,497
                                               ============


(a) Cost for federal income tax is $356,934,833 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $14,530,371. Net unrealized appreciation (depreciation) of securities as follows:


          Unrealized appreciation               $ 19,595,310
          Unrealized depreciation                (26,021,744)
                                                -------------
          Net unrealized depreciation           $ (6,426,434)
                                                =============
(b)  Denotes a non-income producing security.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

========================================================================
SECURITY DESCRIPTION                             PRINCIPAL      VALUE
========================================================================
 U.S. GOVERNMENT SPONSORED AND AGENCY
 OBLIGATIONS (65.8%)

 FEDERAL FARM CREDIT BANK (5.2%)
 6.30%, 09/23/04                                $10,000,000  $10,615,840
 6.50%, 11/22/05                                 10,000,000   10,658,620
 5.30%, 04/24/06                                 15,040,000   15,353,253
 5.35%, 07/26/06                                 20,400,000   20,836,315
 5.55%, 03/26/08                                 10,000,000   10,189,930
                                                             -----------
                                                              67,653,958
                                                             -----------
 FEDERAL HOME LOAN BANK (6.6%)
 5.74%, 02/25/05                                  4,135,000    4,335,361
 7.32%, 04/21/05                                  8,500,000    9,314,887
 5.25%, 05/13/05                                 10,000,000   10,311,430
 5.80%, 08/12/05                                  6,395,000    6,689,803
 5.12%, 03/17/06                                  5,000,000    5,072,455
 5.70%, 06/07/06                                  5,835,000    6,033,151
 5.63%, 07/26/06                                 20,000,000   20,619,321
 5.24%, 12/18/08                                 16,375,000   16,221,828
 5.91%, 04/07/09                                  6,860,000    7,039,807
                                                             -----------
                                                              85,638,043
                                                             -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (5.7%)
 3.50%, 04/19/04                                 25,000,000   24,935,075
 6.79%, 08/26/05                                  5,000,000    5,397,030
 5.70%, 07/11/06                                 10,000,000   10,266,130
 5.38%, 08/16/06                                 10,000,000   10,219,930
 5.82%, 12/05/06                                  6,666,000    6,857,541
 6.70%, 01/09/07                                  5,000,000    5,403,255
 0.00%, 11/24/14                                 26,000,000   11,609,052
                                                             -----------
                                                              74,688,013
                                                             -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.0%)
 3.48%, 05/05/04                                 31,200,000   31,219,968
 6.80%, 08/22/05                                  5,000,000    5,398,695
 5.50%, 05/03/06                                 10,000,000   10,280,500
 5.78%, 06/06/06                                  7,000,000    7,236,558
 6.25%, 01/25/08                                 10,000,000   10,197,290
 6.50%, 07/25/08                                  5,000,000    5,239,150
 5.38%, 10/02/13                                 23,000,000   21,728,422
                                                             -----------
                                                              91,300,583
                                                             -----------
 GUARANTEED EXPORT TRUST (1.8%)
 7.12%, 04/15/06                                 22,386,571   23,947,139
                                                             -----------
 PRIVATE EXPORT FUNDING (3.0%)
 5.80%, 02/01/04                                  4,000,000    4,104,596
 6.86%, 04/30/04                                 11,910,000   12,515,266
 6.62%, 10/01/05                                  8,100,000    8,670,175
 5.34%, 03/15/06                                 13,000,000   13,278,278
                                                             -----------
                                                              38,568,315
                                                             -----------
 RESOLUTION FUNDING CORP. (4.5%)
 0.00%, 07/21/03                                 20,000,000   18,678,840
 0.00%, 01/15/13                                 30,000,000   15,510,060
 0.00%, 07/15/13                                 25,000,000   12,451,000
 0.00%, 07/15/20                                 40,000,000   12,255,880
                                                             -----------
                                                              58,895,780
                                                             -----------
 STRIPPED GOVERNMENT RECEIPTS (1.9%)
 0.00%, 05/15/11                                 10,000,000    8,243,070
 0.00%, 11/15/11                                 20,000,000   16,017,820
                                                             -----------
                                                              24,260,890
                                                             -----------

==========================================================================
 SECURITY DESCRIPTION                             PRINCIPAL       VALUE
==========================================================================
 U.S. GOVERNMENT SPONSORED AND AGENCY
 OBLIGATIONS (CONTINUED)

 U.S. TREASURY BONDS (21.6%)
 10.38%, 11/15/12                                $ 15,000,000  $19,243,365
 12.00%, 08/15/13                                  45,000,000   62,868,150
 11.25%, 02/15/15                                  45,000,000   68,879,880
 7.50%, 11/15/16                                   38,000,000   44,936,482
 8.75%, 05/15/17                                   35,000,000   45,974,425
 9.00%, 11/15/18                                   30,000,000   40,610,160
                                                               -----------
                                                               282,512,462
                                                               -----------
 U.S. TREASURY NOTES (6.0%)
 6.50%, 10/15/06                                   20,000,000   21,782,040
 10.38%, 11/15/09                                  48,000,000   56,430,000
                                                               -----------
                                                                78,212,040
                                                               -----------
 U.S. TREASURY STRIPS (2.5%)
 0.00%, 05/15/11                                   10,000,000    5,992,000
 0.00%, 11/15/15                                   40,000,000   18,169,892
 0.00%, 11/15/21                                   25,000,000    7,662,675
                                                               -----------
                                                                31,824,567
                                                               -----------
 TOTAL U.S. GOVERNMENT SPONSORED AND
 AGENCY OBLIGATIONS                                            857,501,790
                                                               -----------
 MORTGAGE-BACKED OBLIGATIONS (32.6%)

 FEDERAL HOME LOAN MORTGAGE CORPORATION (17.3%)
 Series 107-F, 8.65%, 12/15/04                      1,527,158    1,569,702
 Series 1136-H, 6.00%, 09/15/21                     3,518,439    3,596,090
 Series 13-PL, 7.00%, 08/25/22                     15,000,000   15,585,750
 Series 1415-N, 6.75%, 11/15/07                    17,552,376   18,240,956
 Series 1541-H, 7.00%, 10/15/22                     4,750,000    4,947,030
 Series 1583-J, 6.50%, 03/15/22                     5,000,000    5,164,550
 Series 1693-H, 6.00%, 12/15/08                     9,000,000    9,318,240
 Series 1963-BZ, 7.00%, 06/15/27                   21,904,092   22,219,049
 Series 2043-VH, 6.50%, 05/15/14                    3,271,000    3,251,701
 Series 2050-PG, 6.00%, 12/15/11                   19,370,000   19,787,424
 Series 2063-PL, 6.25%, 04/15/12                   12,000,000   12,370,638
 Series 2072-PM, 6.25%, 07/15/24                   10,000,000   10,085,430
 Series 2081-PB, 6.25%, 06/15/24                   15,000,000   15,351,600
 Series 2102-TR, 6.00%, 10/15/11                   11,000,000   11,360,580
 Series 2114-PR, 6.00%, 01/15/28                    3,500,000    3,379,950
 Series 2115-PL, 6.00%, 11/15/10                   12,000,000   12,418,440
 Series 2138-JN, 6.00%, 12/15/11                   11,500,000   11,919,405
 Series 2178-PB, 7.00%, 08/15/29                   10,000,000   10,421,300
 Series 2296-SG, 6.50%, 03/15/31                    9,429,397    9,522,340
 Series 2348-JE, 6.50%, 11/15/14                   10,000,000   10,254,176
 Series 2353-PC, 6.50%, 09/15/15                   10,000,000   10,169,701
 Series-1711-PD, 6.75%, 06/15/23                    4,396,000    4,579,181
                                                               -----------
                                                               225,513,233
                                                               -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.5%)
 Pool #323286, 7.13%, 09/01/07                      9,351,931   10,045,655
 Pool #375411, 6.97%, 10/01/07                      3,921,096    4,182,370
 Pool #375593, 6.68%, 12/01/07                      8,866,546    9,376,383
 Pool #380276, 6.34%, 04/01/08                      4,975,411    5,174,096

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

============================================================================
SECURITY DESCRIPTION                                 PRINCIPAL     VALUE
============================================================================
 MORTGAGE-BACKED OBLIGATIONS (CONTINUED)

 FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
 Pool #380348, 6.28%, 05/01/08                      $14,359,690  $14,877,633
 Pool #380538, 6.24%, 08/01/08                        6,598,329    6,822,367
 Pool #381089, 5.70%, 01/01/09                        4,839,190    4,861,061
 Pool #383452, 6.68%, 05/01/16                        4,877,653    5,046,851
 Pool #383661, 6.62%, 06/01/16                       11,442,498   11,853,543
 Pool #73442, 7.08%, 05/01/06                         9,219,887    9,892,250
 Series 01-13D, 6.00%, 12/25/14                      10,519,000   10,223,180
 Series 01-25N, 6.50%, 02/25/15                       6,924,000    6,913,768
 Series 01-41QN, 6.50%, 01/25/15                     14,944,800   15,329,942
 Series 38-25B, 9.25%, 10/25/18                         473,637      519,080
 Series 91-73A, 8.00%, 07/25/21                         618,140      652,075
 Series 92-192J, 6.50%, 08/25/07                      4,929,922    5,113,019
 Series 92-68Z, 8.00%, 05/25/07                      12,312,911   13,062,291
 Series 93-149M, 7.00%, 08/25/23                     10,000,000   10,261,189
 Series 93-164C, 6.50%, 09/25/08                      2,537,599    2,574,065
 Series 93-188PH, 6.25%, 03/25/13                     5,034,000    5,220,222
 Series 93-223C, 6.50%, 05/25/23                      5,000,000    5,168,945
 Series 94-33H, 6.00%, 03/25/09                       6,000,376    6,221,509
 Series 94-76H, 5.00%, 02/25/24                      10,000,000   10,117,022
 Series 96-22VB, 7.00%, 08/16/13                      4,640,000    4,832,885
 Series 98-M2C, 6.43%, 02/17/30                       4,500,000    4,648,224
 Series 99-64LF, 7.00%, 07/25/26                      5,000,000    5,150,300
                                                                 -----------
                                                                 188,139,925
                                                                 -----------
 SHEARSON LEHMAN PRIVATE, CMO (0.8%)
 5.75%, 05/01/17                                     10,370,832   10,194,332
                                                                 -----------
 TOTAL MORTGAGE-BACKED
 OBLIGATIONS                                                     423,847,490
                                                                 -----------

===========================================================================
SECURITY DESCRIPTION                          PRINCIPAL       VALUE
===========================================================================
 REPURCHASE AGREEMENT (0.6%)
 UBS Warburg, 1.60%, 01/02/02
 (Fully collateralized by
 U.S. Treasury Bond)                         $8,021,000  $    8,021,000
                                                         --------------
 TOTAL REPURCHASE AGREEMENT                                   8,021,000
                                                         --------------
 TOTAL INVESTMENTS
 (COST $1,266,628,686) (a) - (99.0%)                      1,289,370,280
 OTHER ASSETS IN EXCESS
 OF LIABILITIES - (1.0%)                                     12,457,956
                                                         --------------
 TOTAL NET ASSETS - (100.0%)                             $1,301,828,236
                                                         ==============

---------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:


         Unrealized appreciation                      $  30,247,492
         Unrealized depreciation                         (7,505,898)
                                                      --------------
         Net unrealized appreciation                  $  22,741,594
                                                      ==============
         Aggregate cost for federal income tax purposes is substantially the same.

 CMO       Collateralized Mortgage Obligation
 STRIPS    Separate Trading of Registered Interest
           and Principal Securities

 See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==========================================================
SECURITY DESCRIPTION                  SHARES      VALUE
==========================================================
 COMMON STOCKS (90.9%)

 AUSTRALIA (0.2%)

 CLOTHING (0.1%)
 Billabong International Ltd.          100,000  $  428,963
                                                ----------
 HEALTHCARE (0.1%)
 Cochlear Ltd.                          36,000     838,473
                                                ----------
                                                 1,267,436
                                                ----------
 BELGIUM (0.3%)

 BUSINESS SERVICES (0.0%)
 Creyf's SA - Strip (b)                  4,578          41
                                                ----------
 FOOD SERVICE - CATERING (0.0%)
 Carestel                               42,550     261,031
                                                ----------
 MEDICAL - DRUGS (0.3%)
 Omega Pharma SA                        36,900   1,670,672
                                                ----------
                                                 1,931,744
                                                ----------
 BERMUDA (0.1%)

 INSURANCE (0.1%)
 Scottish Annuity &
 Life Holdings Ltd.                     46,300     895,905
                                                ----------
 BRAZIL (0.2%)

 CELLULAR TELEPHONE (0.2%)
 Tele Centro Oeste
 Celular Participacoes SA              160,000   1,120,000
                                                ----------
 CANADA (0.7%)

 COMPUTER SOFTWARE (0.2%)
 ATI Technologies, Inc. (b)            117,500   1,492,250
                                                ----------
 ELECTRONICS (0.4%)

 Genesis Microchip, Inc. (b)            40,300   2,664,636
                                                ----------
 ENTERPRISE SOFTWARE (0.1%)
 Open Text Corp. (b)                    33,500     990,260
                                                ----------
                                                 5,147,146
                                                ----------
 DENMARK (0.1%)

 COMMERCIAL SERVICES (0.1%)
 Sophus Berendsen Class B               23,710     488,374
                                                ----------
 INSURANCE - MULTI-LINE (0.0%)
 Topdanmark AS (b)                      24,684     576,424
                                                ----------
                                                 1,064,798
                                                ----------
 FINLAND (0.1%)

 TELECOMMUNICATION EQUIPMENT (0.1%)
 Elcoteq Network Corp.                  55,633     495,343
                                                ----------
 FRANCE (1.2%)

 ADVERTISING / MARKETING (0.3%)
 Trader.Com NV (b)                     220,800   1,543,271
                                                ----------
 BUILDING & CONSTRUCTION (0.0%)
 Kaufman & Broad SA                      2,230      32,761
                                                ----------
 COMMERCIAL SERVICES (0.1%)
 SR Teleperformance                     37,000     774,183
                                                ----------

=======================================================================
SECURITY DESCRIPTION                               SHARES      VALUE
=======================================================================
 COMMON STOCKS (CONTINUED)

 FRANCE (CONTINUED)

 CONSULTING SERVICES (0.2%)
 Altedia                                             16,102  $  422,937
 High Co.                                             5,200     554,206
 Solving International SA                            11,800     522,170
                                                             ----------
                                                              1,499,313
                                                             ----------
 ELECTRONIC COMPONENTS / INSTRUMENTS (0.0%)
 Confidur (b)                                       105,000     301,036
                                                             ----------
 ELECTRONICS - SEMICONDUCTORS (0.1%)
 Silicon-On-Insulator Technologies (b)               55,819   1,105,824
                                                             ----------
 ENTERTAINMENT SOFTWARE (0.1%)
 UBI Soft Entertainment SA (b)                       13,200     440,737
                                                             ----------
 LEISURE / ENTERTAINMENT (0.1%)
 Trigano                                             18,700     547,454
                                                             ----------
 MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.1%)
 Generale de Sante (b)                               63,329     809,713
                                                             ----------
 MEDICAL PRODUCTS (0.1%)
 Stedim SA                                            8,950     780,950
                                                             ----------
 REAL ESTATE (0.1%)
 Pierre & Vacances                                    7,483     479,714
                                                             ----------
 SEMICONDUCTORS AND RELATED SERVICES (0.0%)
 Memscap SA (b)                                      87,550     171,495
                                                             ----------
 TELEVISION (0.0%)
 AB Groupe SA                                        16,350     345,017
                                                             ----------
                                                              8,831,468
                                                             ----------
 GERMANY (0.8%)

 BROADCASTING & TELEVISION (0.1%)
 Internationalmedia AG (b)                           43,763     876,725
                                                             ----------
 CABLE TV / PROGRAMMING (0.1%)
 Primacom AG (b)                                    226,050     539,403
                                                             ----------
 ELECTRONIC COMPONENTS / INSTRUMENTS (0.1%)
 Dialog Semiconductor PLC (b)                       174,335   1,257,313
                                                             ----------
 INVESTMENT COMPANY (0.1%)
 Tecis Holding AG                                    25,151     716,604
                                                             ----------
 MACHINERY (0.1%)
 Boewe Systec AG                                     47,800     872,480
 Pfeiffer Vacumn Technology                           2,159      67,666
 Rheinmetall AG                                       9,173      91,475
                                                             ----------
                                                              1,031,621
                                                             ----------
 RETAIL (0.2%)
 Douglas Holdings                                    19,453     516,151
 Takkt AG                                           139,258     719,154
                                                             ----------
                                                              1,235,305
                                                             ----------
 TEXTILE PRODUCTS (0.1%)
 Escada AG                                           24,014     440,459
                                                             ----------
                                                              6,097,430
                                                             ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
 COMMON STOCKS (CONTINUED)

 HONG KONG (0.2%)

 ELECTRONICS (0.1%)
 VTech Holdings Ltd. (b)                 850,000  $  588,624
                                                  ----------
 FINANCE (0.1%)
 Hong Kong Exchanges
 & Clearing Ltd.                         700,000   1,063,755
                                                  ----------
                                                   1,652,379
                                                  ----------
 HUNGARY (0.1%)

 MEDICAL - DRUGS (0.1%)
 Gedeon Richter - GDR                     17,000     913,750
                                                  ----------
 INDIA (0.1%)

 BANKING (0.1%)
 ICICI Bank Ltd. ADR                     171,400     814,150
                                                  ----------
 IRELAND (0.4%)

 BUILDING & CONSTRUCTION (0.1%)
 Kingspan Group Ltd.                     363,258   1,067,340
                                                  ----------
 DISTRIBUTION (0.2%)
 IAWS Group PLC                          177,464   1,322,543
                                                  ----------
 FOOD PRODUCTS (0.0%)
 Glanbia                                 104,470     123,713
                                                  ----------
 SOFTWARE & COMPUTER SERVICES (0.1%)
 Riverdeep Group PLC ADR (b)              28,400     477,404
                                                  ----------
                                                   2,991,000
                                                  ----------
 ISRAEL (0.5%)

 ELECTRONICS (0.1%)
 M-Systems Flash Disk Pioneer (b)         50,000     584,500
                                                  ----------

 PHARMACEUTICALS (0.3%)
 Taro Pharmaceutical Industries (b)       45,500   1,817,725
                                                  ----------
 SOFTWARE & COMPUTER SERVICES (0.1%)
 Precise Software Solutions (b)           50,000   1,033,000
                                                  ----------
                                                   3,435,225
                                                  ----------
 ITALY (0.9%)

 APPLIANCES (0.2%)
 DE' Longhi SPA (b)                      501,984   1,483,890
                                                  ----------
 CONSTRUCTION (0.2%)
 Permasteelisa SPA                       127,950   1,788,602
                                                  ----------
 MACHINERY & EQUIPMENT (0.3%)
 Interpump Group SPA                     527,350   2,042,500
                                                  ----------
 MANUFACTURING (0.1%)
 Industria Macchine Automatiche SPA       73,300     561,276
                                                  ----------
 PUBLISHING (0.1%)
 Caltagirone Editore                      88,180     549,594
                                                  ----------
                                                   6,425,862
                                                  ----------

============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
============================================================
COMMON STOCKS (CONTINUED)

JAPAN (2.8%)

APPLICATIONS SOFTWARE (0.0%)
Open Interface, Inc. (b)                      43  $  295,613
                                                  ----------
AUDIO / VIDEO PRODUCTS (0.0%)
Pioneer Electronic Corp.                  14,300     312,056
                                                  ----------
AUTO / RELATED PRODUCTS (0.1%)
Nissin Kogyo Co. Ltd.                     25,000     619,945
                                                  ----------

BROKERAGE SERVICES (0.1%)
Matsui Securities Co., Ltd. (b)           30,400     435,611
                                                  ----------
COMPUTER AIDED DESIGN (0.1%)
Cybernet Systems Co. (b)                      32     412,636
                                                  ----------
COMPUTERS - INTEGRATED SYSTEMS (0.1%)
Toyo Business Engineering Corp.           10,400     504,685
                                                  ----------
CONSTRUCTION & HOUSING (0.0%)
CTI Engineering Co. Ltd.                      40         168
                                                  ----------
COSMETICS (0.1%)
Kose Corp.                                14,300     401,526
                                                  ----------
DISTRIBUTION (0.1%)
Salomon & Taylor Made Co., Ltd.           50,000     629,483
                                                  ----------
DIVERSIFIED (0.0%)
Amano Corp.                               30,000     179,689
                                                  ----------
ELECTRIC / HVAC (0.0%)
Japan Radio Co. (b)                      105,000     342,896
                                                  ----------
ELECTRONICS / INSTRUMENTS (0.3%)
Enplas Corp.                              18,600     371,120
Funai Electric Co., Inc.                   6,300     465,794
Mabuchi Motor Co. Ltd.                     9,000     741,645
Photonics Corp.                               23     293,072
                                                  ----------
                                                   1,871,631
                                                  ----------
ENTERPRISE SOFTWARE (0.0%)
Nomura Research Institute (b)              2,400     281,642
                                                  ----------
ENTERTAINMENT (0.0%)
Amuse, Inc. (b)                           22,400     314,140
                                                  ----------
FINANCIAL SERVICES (0.1%)
Aeon Credit Service Ltd.                  10,700     612,315
JACCS Co. Ltd.                           135,000     377,003
                                                  ----------
                                                     989,318
                                                  ----------
FOOD / BEVERAGE (0.1%)
Dydo Drinco, Inc. (b)                     40,000     640,928
                                                  ----------
GAS UTILITY (0.0%)
Shizuokagas Co. Ltd.                      86,000     293,972
                                                  ----------
HUMAN RESOURCES (0.0%)
Pasona, Inc. (b)                              26     353,121
                                                  ----------
INTERNET SERVICES (0.0%)
Oricon Global Entertainment, Inc. (b)        114     365,329
                                                  ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
 COMMON STOCKS (CONTINUED)

 JAPAN (CONTINUED)

 LEASE / RENTAL (0.1%)
 Diamond Lease Co. Ltd.                  50,000  $   595,147
                                                 -----------
 LIGHTING PRODUCTS (0.1%)
 Ushio, Inc.                             35,000      395,506
                                                 -----------
 MACHINERY (0.1%)
 Disco Corp.                              9,500      449,412
 Toshiba Tungaloy                        70,000      137,800
                                                 -----------
                                                     587,212
                                                 -----------
 MANUFACTURING (0.1%)
 Arrk Corp.                              22,000      936,670
                                                 -----------
 MEDICAL - BIOMEDICAL / GENETIC (0.0%)
 BML, Inc.                                8,600      213,261
                                                 -----------
 METALS (0.2%)
 Aida Engineering                        90,000      267,816
 Misumi Corp.                            23,000      738,822
 Tsubaki Nakashima Co. Ltd.              20,000      147,566
                                                 -----------
                                                   1,154,204
                                                 -----------
 MULTI-MEDIA (0.0%)
 Tokyo Broadcasting System               12,000      182,207
                                                 -----------
 PAPER & PULP (0.0%)
 Nippon Unipac Holding                       40      178,544
                                                 -----------
 PHARMACEUTICALS (0.0%)
 Chugai Pharmaceutical Ltd.              23,000      266,573
                                                 -----------
 REAL ESTATE (0.1%)
 Joint Corp.                             20,250      321,380
 Zephyr Co. Ltd.                            160      647,032
                                                 -----------
                                                     968,412
                                                 -----------
 RESTAURANTS (0.2%)
 Doutor Coffee                           13,000      684,419
 Global Dining, Inc.                     34,800      424,844
 OOTOYA Co. Ltd. (b)                     10,000      198,382
 Prime Link Co. Ltd. (b)                     12      247,215
                                                 -----------
                                                   1,554,860
                                                 -----------
 RETAIL (0.2%)
 Culture Convenience Club Co.            57,400      919,732
 Lawson, Inc.                             9,100      260,377
                                                 -----------
                                                   1,180,109
                                                 -----------
 RUBBER & RUBBER PRODUCTS (0.0%)
 Nitta Corp.                             22,000      153,762
                                                 -----------
 SCHOOLS (0.1%)
 Tac Co. Ltd. (b)                        26,000      462,231
                                                 -----------
 STORAGE (0.0%)
 Shibusawa Warehouse                    130,000      231,116
                                                 -----------
 TELEVISION (0.1%)
 Fuji Television Network, Inc.              150      605,448
                                                 -----------
 TEXTILE PRODUCTS (0.1%)
 Teijin Ltd.                            125,000      479,742
                                                 -----------

============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
============================================================
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)

TOYS (0.1%)
Bandai Co. Ltd.                          20,000  $   602,777
Tomy Co. Ltd.                            16,200      212,605
                                                 -----------
                                                     815,382
                                                 -----------
TRANSPORTATION (0.1%)
Senko                                   240,000      455,974
                                                 -----------
WIRE & CABLE PRODUCTS (0.1%)
Fujikura                                125,000      469,251
                                                 -----------
                                                  21,130,000
                                                 -----------
MEXICO (0.3%)

FINANCIAL SERVICES (0.1%)
Grupo Financiero Banorte (b)            525,800    1,072,413
                                                 -----------
RETAIL (0.1%)
Grupo Elektra SA de CV                   75,000      487,500
                                                 -----------
TELEVISION (0.1%)
TV Azteca SA                            150,000    1,018,500
                                                 -----------
                                                   2,578,413
                                                 -----------
NETHERLANDS (0.6%)

BROADCASTING & TELEVISION (0.1%)
Fox Kids Europe (b)                      90,450      926,148
                                                 -----------
COMPUTER SOFTWARE (0.1%)
Exact Holding NV (b)                     18,326      510,071
                                                 -----------
ENGINEERING SERVICES (0.1%)
Fugro NV                                 23,185    1,034,233
                                                 -----------
ENTERPRISE SOFTWARE (0.1%)
Scala Business Solutions (b)            153,451      450,876
                                                 -----------
SATELLITE TELECOMMUNICATIONS (0.1%)
New Skies Satellites NV (b)             125,000      779,080
                                                 -----------
SEMICONDUCTOR EQUIPMENT (0.1%)
BE Semiconductor Industries NV (b)       46,426      401,792
                                                 -----------
                                                   4,102,200
                                                 -----------
NORWAY (0.3%)

BROADCASTING & TELEVISION (0.1%)
P4 Radio Hele ASA                       186,682      416,270
                                                 -----------
COMPUTERS - INTEGRATED SYSTEMS (0.2%)
Visma ASA                                73,179      603,755
Vmetro ASA (b)                          145,441    1,183,728
                                                 -----------
                                                   1,787,483
                                                 -----------
FINANCE (0.0%)
Acta Holding ASA (b)                    299,000      208,350
                                                 -----------
                                                   2,412,103
                                                 -----------
RUSSIA (0.1%)

OIL COMP - INTERGRATED (0.1%)
Tatneft ADR                             102,000    1,052,640
                                                 -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=========================================================
SECURITY DESCRIPTION                 SHARES      VALUE
=========================================================
 COMMON STOCKS (CONTINUED)

 SINGAPORE (0.1%)

 CIRCUIT BOARDS (0.1%)
 Elec & Eltek International Co.      350,000  $ 1,018,500
                                              -----------
 SOUTH AFRICA (0.2%)

 DIVERSIFIED (0.1%)
 Aveng Ltd.                          700,000      455,190
                                              -----------
 METALS & MINING (0.1%)
 Northam Platinum Ltd.               400,000      565,237
                                              -----------
 MULTI-MEDIA (0.0%)
 Johnnic Communications Ltd. (b)     300,000      325,136
                                              -----------
 REAL ESTATE (0.0%)
 Massmart Holdings Ltd.              200,000      212,589
                                              -----------
                                                1,558,152
                                              -----------
 SPAIN (0.1%)

 INSURANCE - MULTI-LINE (0.1%)
 Corporacion Mapfre SA                92,163      534,209
                                              -----------
 SWEDEN (0.5%)

 COMPUTER SERVICES (0.1%)
 HiQ International AB                202,500      469,103
 Teleca AB                            10,296       53,494
                                              -----------
                                                  522,597
                                              -----------
 FINANCE SERVICES (0.1%)

 D. Carnegie & Co. AB (b)             44,550      556,361
                                              -----------
 INTERNET SERVICES (0.1%)
 Orc Software AB                      52,500      735,722
                                              -----------
 MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.1%)
 Capio AB (b)                        110,802      755,250
                                              -----------
 MEDICAL SUPPLIES (0.1%)
 Elekta AB (b)                        21,485      174,097
 Q-MED AB (b)                         16,000      265,404
                                              -----------
                                                  439,501
                                              -----------
 TELEVISION (0.0%)
 Modern Times Group AB, Class B (b)   48,458    1,067,124
                                              -----------
                                                4,076,555
                                              -----------
 SWITZERLAND (0.3%)

 COMPUTERS (0.1%)
 Logitech International SA (b)        28,000    1,024,520
                                              -----------
 ENTERPRISE SOFTWARE (0.1%)
 Temenos Group AG (b)                 73,740      555,174
                                              -----------
 MACHINERY (0.0%)
 Tonros SA (b)                        11,350      184,576
                                              -----------
 MEDICAL - DRUGS (0.1%)
 Actelion Ltd. (b)                    13,000      610,737
                                              -----------
                                                2,375,007
                                              -----------

=========================================================
SECURITY DESCRIPTION                 SHARES       VALUE
=========================================================
COMMON STOCKS (CONTINUED)

TAIWAN (0.1%)

ELECTRONICS - SEMICONDUCTORS (0.1%)
Macronix International Co.,
Ltd. ADR (b)                          75,000  $   577,500
                                              -----------
UNITED KINGDOM (1.1%)
ADVERTISING (0.0%)
Incepta Group PLC                    124,955       87,293
                                              -----------
AIRLINES (0.1%)
Easyjet PLC (b)                       71,849      490,956
                                              -----------
AUTO - RETAIL (0.0%)
Vardy PLC                             71,000      329,120
                                              -----------
BROADCASTING & PUBLISHING (0.1%)
HIT Entertainment PLC                105,300      554,017
                                              -----------
COMMERCIAL SERVICES (0.3%)
Interserve PLC                        95,900      711,828
Jarvis PLC                            55,884      437,579
Nestor Healthcare Group               93,456      744,694
                                              -----------
                                                1,894,101
                                              -----------
HOMEBUILDERS (0.1%)
George Wimpey PLC                    158,900      497,798
                                              -----------
INSURANCE (0.1%)
Cox Insurance Holdings PLC           270,400      554,897
                                              -----------
POLLUTION CONTROL (0.1%)
RPS Group PLC                        281,933      590,874
                                              -----------
REAL ESTATE (0.1%)
Freeport PLC                          67,150      436,369
                                              -----------
RETAIL (0.2%)
Electronics Boutique PLC             697,400    1,390,557
Homestyle Group PLC                  118,850      644,335
Wetherspoon PLC                       69,500      438,491
                                              -----------
                                                2,473,383
                                              -----------
TECHNOLOGY (0.0%)
Eidos PLC (b)                         54,000      143,038
                                              -----------
                                                8,051,846
                                              -----------
UNITED STATES (78.5%)

ADVERTISING AGENCIES (0.4%)
R.H. Donnelley Corp. (b)              90,600    2,631,930
                                              -----------
ADVERTISING / MARKETING (1.4%)
Catalina Marketing Corp. (b)         117,800    4,087,660
Getty Images, Inc. (b)               126,300    2,902,374
MSC Industrial Direct Co.
Class A (b)                          167,800    3,314,050
                                              -----------
                                               10,304,084
                                              -----------
AEROSPACE (0.1%)
Titan Corp. (b)                       42,500    1,060,375
                                              -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 AEROSPACE / DEFENSE (0.9%)
 Alliant Techsystems, Inc. (b)              40,450  $3,122,740
 Ducommun, Inc. (b)                         22,200     246,420
 Newport Corp.                              31,000     597,680
 United Defense Industries, Inc. (b)       145,700   3,066,985
                                                    ----------
                                                     7,033,825
                                                    ----------
 AGRICULTURE (0.3%)
 Bunge Ltd.                                 47,900   1,115,112
 Delta & Pine Land Co.                      47,300   1,070,399
                                                    ----------
                                                     2,185,511
                                                    ----------
 APPAREL (0.4%)
 Coach, Inc. (b)                            50,000   1,949,000
 OshKosh B'Gosh, Inc.                       27,000   1,132,380
                                                    ----------
                                                     3,081,380
                                                    ----------
 APPLICATIONS SOFTWARE (0.2%)
 EPIQ Systems, Inc. (b)                     11,100     214,785
 HNC Software, Inc. (b)                     45,700     941,420
 MRO Software, Inc. (b)                     20,000     467,600
                                                    ----------
                                                     1,623,805
                                                    ----------
 AUTO & AUTO PARTS (1.6%)
 American Axle & Manufacturing
 Holdings (b)                               73,000   1,560,740
 BorgWarner, Inc.                           40,000   2,090,000
 Donaldson Co., Inc.                        48,600   1,887,624
 Gentex Corp. (b)                          131,800   3,523,014
 Superior Industries
 International, Inc.                        22,500     905,625
 Terex Corp. (b)                            90,000   1,578,600
                                                    ----------
                                                    11,545,603
                                                    ----------
 AUTO - RETAIL (0.1%)
 Copart, Inc. (b)                           15,000     545,550
                                                    ----------
 BANKING (0.1%)
 Mid-State Bancshares                       45,900     747,252
                                                    ----------
 BUILDING PRODUCTS (0.2%)
 York International Corp.                   31,900   1,216,347
                                                    ----------
 BUSINESS SERVICES (0.7%)
 Corporate Executive Board Co. (b)          27,000     990,900
 Maximus, Inc. (b)                          69,000   2,902,140
 Modis Professional Services, Inc. (b)     136,992     978,123
                                                    ----------
                                                     4,871,163
                                                    ----------
 CHEMICALS (0.8%)
 Cabot Microelectronics Corp. (b)           13,500   1,069,875
 Minerals Technologies, Inc.                45,000   2,098,800
 OM Group, Inc.                             27,500   1,820,225
 Solutia, Inc.                              91,300   1,280,026
                                                    ----------
                                                     6,268,926
                                                    ----------
 COMMERCIAL SERVICES (0.3%)
 Coinstar (b)                               24,000     600,000
 Pennzoil-Quaker State Co.                  90,700   1,310,615
                                                    ----------
                                                     1,910,615
                                                    ----------

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

COMMUNICATIONS & MEDIA (1.1%)
Avaya, Inc. (b)                             57,700  $  701,055
Emmis Communications Corp.
Class A (b)                                 87,000   2,056,680
Harte-Hanks, Inc.                          111,600   3,143,772
Intervoice, Inc. (b)                        55,500     710,400
Mediacom Communications Corp. (b)           76,400   1,395,064
                                                    ----------
                                                     8,006,971
                                                    ----------
COMPUTER SERVICE (1.9%)
Advanced Digital
Information Corp. (b)                       46,000     737,840
Cerner Corp. (b)                            39,700   1,982,221
CIBER, Inc. (b)                            115,800   1,094,310
Compuware Corp. (b)                         69,800     822,942
Earthlink, Inc. (b)                        107,000   1,302,190
Interwoven, Inc. (b)                        86,000     837,640
MCSi, Inc. (b)                              34,350     805,508
Mentor Graphics Corp. (b)                   61,300   1,444,841
MICROS Systems, Inc. (b)                    31,600     793,160
Netscreen Technologies, Inc. (b)            25,000     553,250
Secure Computing Corp. (b)                  66,500   1,366,575
Sonicwall, Inc. (b)                         41,500     806,760
Tier Technologies, Inc. (b)                 82,500   1,778,700
                                                    ----------
                                                    14,325,937
                                                    ----------
COMPUTER SOFTWARE (2.7%)
Activision, Inc. (b)                        35,500     923,355
Citrix Systems, Inc. (b)                   138,200   3,131,612
Dendrite International, Inc. (b)           181,500   2,546,445
Keane, Inc. (b)                             63,500   1,144,905
Midway Games, Inc. (b)                     131,700   1,976,817
OTG Software, Inc. (b)                     108,400   1,084,000
Take-Two Interactive
Software, Inc. (b)                         205,700   3,326,169
THQ, Inc. (b)                               75,000   3,635,250
Transaction Systems
Architects, Inc. (b)                       203,500   2,494,910
                                                    ----------
                                                    20,263,463
                                                    ----------
CONSTRUCTION & HOUSING (0.6%)
Dal-Tile International, Inc. (b)            63,400   1,474,050
Granite Construction, Inc.                  65,000   1,565,200
Simpson Manufacturing Co., Inc. (b)         25,500   1,461,150
                                                    ----------
                                                     4,500,400
                                                    ----------
CONSULTING SERVICES (0.4%)
First Consulting Group, Inc. (b)            28,000     438,200
FTI Consulting (b)                          47,000   1,541,600
KPMG Consulting, Inc. (b)                   76,200   1,262,634
                                                    ----------
                                                     3,242,434
                                                    ----------
CONSUMER GOODS & SERVICES (1.8%)
AptarGroup, Inc.                           188,400   6,599,652
Church & Dwight Co., Inc.                  110,700   2,947,941
International Flavors &
Fragrances, Inc. (b)                        52,000   1,544,920
Matthews International Corp.
Class A                                     85,400   2,099,132
                                                    ----------
                                                    13,191,645
                                                    ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=====================================================================
SECURITY DESCRIPTION                            SHARES      VALUE
=====================================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 CONTAINERS (0.7%)
 Ball Corp.                                       17,600  $1,244,320
 Ivex Packaging Corp. (b)                        160,000   3,040,000
 Temple-Inland, Inc.                              17,500     992,775
                                                          ----------
                                                           5,277,095
                                                          ----------
 COSMETICS (0.3%)
 Alberto-Culver Co. Class A                       65,100   2,544,759
                                                          ----------
 DATA PROCESSING & REPRODUCTION (1.3%)
 Acxiom Corp. (b)                                175,700   3,069,479
 Documentum, Inc. (b)                             24,000     521,280
 Factset Research Systems, Inc.                   50,200   1,754,490
 Fair, Isaac and Co., Inc.                        42,200   2,659,444
 Perot Systems Corp. Class A (b)                  51,500   1,051,630
 Probusiness Services, Inc. (b)                   46,300     870,440
                                                          ----------
                                                           9,926,763
                                                          ----------
 DIAGNOSTIC EQUIPMENT (0.2%)
 Biosite Diagnostics, Inc. (b)                    32,700     600,699
 Diagnostic Products Corp.                        12,000     527,400
 Therasense, Inc. (b)                             20,000     496,000
                                                          ----------
                                                           1,624,099
                                                          ----------
 DIVERSIFIED MANUFACTURING OPERATIONS (0.2%)
 Crane Co.                                        30,300     776,892
 Trinity Industries                               38,600   1,048,762
                                                          ----------
                                                           1,825,654
                                                          ----------
 DRUGS (0.4%)
 Amarin Corporation PLC - ADR (b)                 21,500     373,563
 American Pharmaceutical
 Partners, Inc. (b)                               17,000     353,600
 NPS Pharmaceuticals, Inc. (b)                    17,000     651,100
 Priority Healthcare Corp., Series B (b)          35,000   1,231,650
                                                          ----------
                                                           2,609,913
                                                          ----------
 E-COMMERCE (0.3%)
 Freemarkets, Inc. (b)                            16,000     383,520
 Global Sports, Inc. (b)                          50,000     997,500
 Ticketmaster (b)                                 40,500     663,795
                                                          ----------
                                                           2,044,815
                                                          ----------
 EDUCATION (0.5%)
 Corinthian Colleges, Inc. (b)                    24,500   1,001,805
 ITT Educational Services, Inc. (b)               74,100   2,732,067
                                                          ----------
                                                           3,733,872
                                                          ----------
 ELECTRIC INTEGRATED (0.2%)
 Black Hills Corp.                                40,000   1,353,600
                                                          ----------
 ELECTRICAL EQUIPMENT (0.1%)
 Electro Scientific Industries, Inc. (b)          27,100     813,271
                                                          ----------
 ELECTRONIC COMPONENTS / INSTRUMENTS (0.5%)
 DSP Group, Inc. (b)                              42,500     988,550
 ESS Technology, Inc. (b)                         23,000     488,980
 Itron, Inc. (b)                                  35,000   1,060,500
 Zoran Corp. (b)                                  30,000     979,200
                                                          ----------
                                                           3,517,230
                                                          ----------

=====================================================================
SECURITY DESCRIPTION                            SHARES        VALUE
=====================================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

ELECTRONICS (4.4%)
Actel Corp. (b)                                   67,000  $1,333,970
Aeroflex, Inc. (b)                               110,000   2,082,300
Atmi, Inc. (b)                                    55,400   1,321,290
Benchmark Electronics, Inc. (b)                   21,200     401,952
Conexant Systems, Inc. (b)                        52,300     751,028
Credence Systems Corp. (b)                        90,300   1,676,871
Cree Research, Inc. (b)                          133,900   3,944,694
Elantec Semiconductor, Inc. (b)                   47,500   1,824,000
Hubbell, Inc.                                     37,800   1,110,564
Integrated Silicon Solution, Inc. (b)            135,000   1,652,400
Intersil Holding Corp. (b)                        16,000     516,000
Kopin Corp. (b)                                   40,500     567,000
Lam Research Corp. (b)                           191,000   4,435,020
Lattice Semiconductor Corp. (b)                  129,900   2,672,043
Microtune, Inc. (b)                               23,500     551,310
Oak Technology, Inc. (b)                          82,000   1,127,500
Plexus Corp. (b)                                  80,500   2,138,080
Power Integrations, Inc. (b)                      21,000     479,640
Semtech Corp. (b)                                  7,000     249,830
Silicon Laboratories (b)                          10,000     337,100
Triquint Semiconductor, Inc. (b)                 129,800   1,591,348
Varian Semicondutor Equipment
Associates, Inc. (b)                              18,500     639,915
Vitesse Semiconductor Corp. (b)                   84,000   1,044,120
                                                          ----------
                                                          32,447,975
                                                          ----------
ENERGY SOURCES (0.1%)
Headwaters, Inc. (b)                              36,500     418,290
                                                          ----------
ENGINEERING (0.2%)
Emcor Group, Inc. (b)                             28,700   1,302,980
                                                          ----------
ENGINEERING SERVICES (0.2%)
Jacobs Engineering Group, Inc. (b)                23,800   1,570,800
                                                          ----------
ENTERPRISE SOFTWARE (0.2%)
Legato Systems, Inc. (b)                         135,000   1,750,950
                                                          ----------
ENTERTAINMENT (0.5%)
Acclaim Entertainment, Inc. (b)                  247,500   1,311,750
Ameristar Casinos (b)                             31,000     776,550
Argosy Gaming Co. (b)                             38,000   1,235,760
Boyd Gaming Corp. (b)                             80,000     520,000
                                                          ----------
                                                           3,844,060
                                                          ----------
ENVIRONMENTAL SERVICES (0.1%)
TRC Cos., Inc. (b)                                10,500     525,000
                                                          ----------
FINANCIAL (6.4%)
Affiliated Managers Group, Inc. (b)               19,600   1,381,408
American Capital Strategies Ltd.                  54,200   1,536,570
AmeriCredit Corp. (b)                             75,500   2,382,025
Bank United Corp. Contigent
Payment Rights (b)                                40,000       4,000
Banknorth Group, Inc.                            116,100   2,614,572
Checkfree Corp. (b)                               86,000   1,548,000
City National Corp.                               28,900   1,353,965
Colonial Bancgroup, Inc.                          56,100     790,449
Commerce Bancorp, Inc.                            47,400   1,864,716
Community First Bankshares, Inc.                  68,300   1,754,627

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 FINANCIAL (CONTINUED)
 Cullen / Frost Bankers, Inc.                123,100  $3,801,328
 Digital Insight Corp. (b)                   155,400   3,474,744
 Efunds Corp. (b)                             42,100     578,875
 Financial Federal Corp. (b)                  92,700   2,896,875
 First Midwest Bancorp, Inc.                 100,000   2,919,000
 Hudson United Bancorp                        64,030   1,837,661
 M & T Bank Corp.                             33,300   2,425,905
 New York Community Bancorp, Inc.            169,275   3,871,318
 OceanFirst Financial Corp.                   45,800   1,106,528
 Renaissancere Holdings Ltd.                  13,100   1,249,740
 Sterling Bancshares, Inc.                    92,737   1,161,067
 TCF Financial Corp.                          10,500     503,790
 Texas Regional Bancshares,
 Inc. Class A                                 19,800     749,430
 Webster Financial Corp.                      99,600   3,140,388
 Westamerica Bankcorp.                        65,000   2,572,050
                                                      ----------
                                                      47,519,031
                                                      ----------

 FINANCIAL SERVICES (0.2%)
 Downey Financial Corp.                       36,000   1,485,000
                                                      ----------
 FOOD & BEVERAGE (3.1%)
 AFC Enterprises, Inc. (b)                    54,800   1,555,772
 American Italian Pasta Co. (b)               94,000   3,950,820
 Constellation Brands, Inc. (b)               45,000   1,928,250
 Darden Restaurants, Inc.                     36,000   1,274,400
 Dreyer's Grand Ice Cream, Inc.               56,200   2,164,262
 Hormel Foods Corp.                           48,500   1,303,195
 P.F. Chang's China Bistro, Inc. (b)          27,500   1,300,750
 Pepsiamericas, Inc.                         187,300   2,584,740
 Performance Food Group Co. (b)               36,000   1,266,120
 Ruddick Corp.                                74,000   1,183,260
 Smithfield Foods, Inc. (b)                   95,000   2,093,800
 Sun International Hotels Ltd. (b)            60,000   1,521,000
 Whole Foods Market, Inc.                     14,500     631,620
                                                      ----------
                                                      22,757,989
                                                      ----------
 FOOD - RETAIL (0.1%)
 Flowers Foods, Inc. (b)                      15,000     598,800
 Pathmark Stores, Inc. (b)                    11,000     271,260
                                                      ----------
                                                         870,060
                                                      ----------
 FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS (0.2%)
 Green Mountain Coffee (b)                    13,000     356,070
 Supervalu, Inc.                              62,100   1,373,652
                                                      ----------
                                                       1,729,722
                                                      ----------
 GAMING / HOTELS (0.7%)
 Global Payment, Inc.                        106,000   3,646,400
 Prime Hospitality Corp. (b)                  36,700     405,535
 Shuffle Master, Inc. (b)                     55,000     861,850
                                                      ----------
                                                       4,913,785
                                                      ----------
 HEALTHCARE (5.9%)
 Apria Healthcare Group, Inc. (b)             83,000   2,074,170
 Beverly Enterprises, Inc. (b)               185,000   1,591,000
 Caremark Rx, Inc. (b)                        83,700   1,365,147
 Datascope Corp.                              19,800     671,616
 Davita, Inc. (b)                            110,000   2,689,500

================================================================
SECURITY DESCRIPTION                         SHARES      VALUE
================================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

HEALTHCARE (CONTINUED)
Dentsply International, Inc.                  46,900  $2,354,380
Haemonetics Corp. (b)                         64,800   2,198,016
Henry Schein, Inc. (b)                        48,900   1,810,767
IDEXX Laboratories, Inc. (b)                  60,800   1,733,408
LifePoint Hospitals, Inc. (b)                 47,500   1,616,900
Medquist, Inc. (b)                            37,500   1,096,875
Mentor Corp.                                  93,500   2,670,360
Mid Atlantic Medical
Services, Inc. (b)                            75,000   1,702,500
Patterson Dental Co. (b)                      70,900   2,901,937
Renal Care Group, Inc. (b)                   108,200   3,473,220
Respironics, Inc. (b)                         74,500   2,580,680
Trigon Healthcare, Inc. (b)                   54,621   3,793,428
United Surgical Partners
International, Inc. (b)                       84,300   1,782,945
VISX, Inc. (b)                               406,600   5,387,449
                                                      ----------
                                                      43,494,298
                                                      ----------
HOUSEHOLD FURNISHING & APPLIANCES (0.3%)
Furniture Brands
International, Inc. (b)                       58,300   1,866,766
                                                      ----------
HUMAN RESOURCES (0.2%)
Exult, Inc. (b)                               82,500   1,324,125
                                                      ----------
IDENTIFICATION SYS / DEV (0.2%)
Symbol Technologies, Inc.                     76,000   1,206,880
                                                      ----------
INDUSTRIAL / MISCELLANEOUS (1.1%)
ABM Industries, Inc.                          23,100     724,185
Actuant Corp. (b)                             60,000   2,016,000
Agnico-Eagle Mines Ltd.                      175,000   1,727,250
Brady Corp. Class A                           46,000   1,683,600
Brooks Automation, Inc. (b)                   25,500   1,037,085
Cognex Corp. (b)                              41,900   1,073,059
                                                      ----------
                                                       8,261,179
                                                      ----------
INSTRUMENTS - CONTROLS (0.3%)
PerkinElmer, Inc.                             63,599   2,227,237
                                                      ----------
INSTRUMENTS - SCIENTIFIC (0.1%)
FEI Co. (b)                                   28,500     898,035
                                                      ----------
INSURANCE (2.9%)
Annuity and Life Re (Holdings) Ltd.          125,800   3,158,838
Aon Corp.                                     61,400   2,180,928
Arthur J. Gallagher & Co.                     17,000     586,330
Brown & Brown, Inc.                           89,100   2,432,430
Clark/Bardes Holdings, Inc. (b)               32,500     819,975
Everest Reinsurance Holdings, Inc.            16,700   1,180,690
HCC Insurance Holdings, Inc.                  57,600   1,586,880
Hilb, Rogal & Hamilton Co.                    57,000   3,194,850
Horace Mann Educators Corp.                   97,000   2,058,340
Reinsurance Group of America, Inc.            21,900     728,832
StanCorp Financial Group, Inc.                29,400   1,389,150
W. R. Berkley Corp.                           31,000   1,664,700
Willis Group Holdings Ltd. (b)                21,000     494,550
                                                      ----------
                                                      21,476,493
                                                      ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 INTERNET APPLICATIONS SOFTWARE (0.5%)
 Inktomi Corp. (b)                           53,500  $  358,985
 Network Associates, Inc. (b)                77,500   2,003,375
 Webex Communications, Inc. (b)              57,500   1,428,875
                                                     ----------
                                                      3,791,235
                                                     ----------
 INTERNET SERVICES (0.0%)
 Riverstone Networks, Inc. (b)                    1          17
                                                     ----------
 INVESTMENT COMPANY (0.1%)
 Medallion Financial Corp.                  112,500     888,750
                                                     ----------
 LEASE / RENTAL (0.1%)
 United Rentals, Inc. (b)                    38,200     867,140
                                                     ----------
 MACHINERY (0.1%)
 Joy Global, Inc. (b)                        54,600     917,280
                                                     ----------
 MACHINERY & CAPITAL GOODS (2.5%)
 Circor International, Inc.                 120,000   2,214,000
 Cummins Engine, Inc.                        30,800   1,187,032
 Dionex Corp. (b)                            56,600   1,443,866
 Flowserve Corp.                             27,400     729,114
 Gardner Denver, Inc. (b)                   105,400   2,352,528
 IDEX Corp.                                  52,800   1,821,600
 Ingersoll-Rand Co.                          24,300   1,015,983
 Kaydon Corp.                                88,800   2,013,984
 Roper Industries, Inc.                      47,900   2,371,050
 Zebra Technologies Corp. (b)                61,710   3,425,522
                                                     ----------
                                                     18,574,679
                                                     ----------
 MEDICAL - INFORMATION SYSTEMS (0.6%)
 NDC Health Corp.                           112,400   3,883,420
 QuadraMed Corp. (b)                         39,000     329,550
                                                     ----------
                                                      4,212,970
                                                     ----------
 MEDICAL EQUIPMENT & SUPPLIES (0.1%)
 Advanced Neuromodulation
 Systems (b)                                 17,000     599,250
 Resmed, Inc. (b)                             8,500     458,320
                                                     ----------
                                                      1,057,570
                                                     ----------
 MEDICAL INSTRUMENTS (0.2%)
 Urologix, Inc. (b)                          81,300   1,630,065
                                                     ----------
 MEDICAL LASER SYSTEMS (0.2%)
 Lumenis Ltd. (b)                            65,500   1,290,350
                                                     ----------
 MEDICAL PRODUCTS (1.4%)
 Affymetrix, Inc. (b)                        84,200   3,178,550
 Cooper Companies, Inc.                      28,700   1,434,426
 Covance, Inc. (b)                           75,500   1,713,850
 Gene Logic, Inc. (b)                        99,600   1,876,464
 ICU Medical, Inc. (b)                       15,000     667,500
 Owens & Minor, Inc.                         84,700   1,566,950
                                                     ----------
                                                     10,437,740
                                                     ----------
 MEDICAL PROVIDERS (0.3%)
 Amsurg Corp. (b)                            48,800   1,326,384
 Kindred Healthcare, Inc. (b)                14,400     748,800
                                                     ----------
                                                      2,075,184
                                                     ----------

===============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
===============================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

MEDICAL - DRUGS (1.0%)
Cephalon, Inc. (b)                           25,800  $1,950,093
D & K Healthcare Resources, Inc.             26,000   1,480,700
ICN Pharmaceuticals, Inc.                    29,600     991,600
Ilex Oncology, Inc. (b)                      18,000     486,720
Isis Pharmaceuticals, Inc. (b)               26,500     588,035
Neurocrine Biosciences, Inc. (b)             20,500   1,051,855
Sangstat Medical Corp. (b)                   38,000     746,320
                                                     ----------
                                                      7,295,323
                                                     ----------
NETWORKING (0.2%)
Computer Network
Technology Corp. (b)                         54,200     964,218
Tellium, Inc. (b)                           102,300     637,329
                                                     ----------
                                                      1,601,547
                                                     ----------

OFFICE EQUIPMENT & SUPPLIES (0.7%)
United Stationers, Inc. (b)                  58,900   1,981,985
Wallace Computer Services, Inc.             153,700   2,918,763
                                                     ----------
                                                      4,900,748
                                                     ----------
OIL & GAS (4.8%)
Apache Corp.                                 16,390     817,533
Cabot Oil & Gas Corp. Class A               107,500   2,585,375
Cal Dive International, Inc. (b)             38,800     957,584
Frontier Oil Corp.                           40,500     673,920
Global Industries Ltd. (b)                  435,500   3,875,950
Helmerich & Payne, Inc.                      15,300     510,714
Key Energy Services, Inc. (b)               116,400   1,070,880
Meridian Resource Corp. (b)                 260,000   1,037,400
National-Oilwell, Inc. (b)                   92,052   1,897,192
New Jersey Resources Corp.                   25,500   1,193,400
Newfield Exploration Co. (b)                104,700   3,717,897
Oceaneering International, Inc. (b)          90,100   1,993,012
Offshore Logistics, Inc. (b)                 93,000   1,651,680
Patterson-UTI Energy, Inc. (b)               52,600   1,226,106
Pride International, Inc. (b)               142,200   2,147,220
Questar Corp.                                54,700   1,370,235
Rowan Cos., Inc. (b)                         38,000     736,060
Smith International, Inc.                    14,000     750,680
Swift Energy Co. (b)                         46,400     937,280
Unit Corp. (b)                              150,000   1,935,000
Varco International, Inc. (b)                31,100     465,878
WGL Holdings, Inc.                           28,400     825,588
Xto Energy, Inc.                            182,700   3,197,250
                                                     ----------
                                                     35,573,834
                                                     ----------
OIL AND GAS EXPLORATION SERVICES (0.2%)
Remington Oil & Gas (b)                      38,500     666,050
Spinnaker Exploration Co. (b)                11,000     452,760
                                                     ----------
                                                      1,118,810
                                                     ----------
PAINT, VARNISHES, ENAMELS (0.5%)
Fuller (H. B.) Co.                           48,000   1,380,960
RPM, Inc.                                    78,600   1,136,556
Valspar Corp.                                34,000   1,346,400
                                                     ----------
                                                      3,863,916
                                                     ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
===================================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 PAPER PRODUCTS (0.3%)
 Bowater, Inc.                                   15,600  $  744,120
 Pope & Talbot, Inc.                            130,000   1,852,500
                                                         ----------
                                                          2,596,620
                                                         ----------
 PHARMACEUTICALS (0.9%)
 Connetics Corp. (b)                             47,000     559,300
 Duane Reade, Inc. (b)                           55,000   1,669,250
 First Horizon (b)
 Pharmaceutical Corp. (b)                        19,000     558,410
 MIM Corp. (b)                                   35,000     623,000
 Pharmacyclics, Inc. (b)                         13,600     135,184
 SICOR, Inc. (b)                                127,500   1,999,200
 Transkaryotic Therapy, Inc. (b)                 32,000   1,369,600
                                                         ----------
                                                          6,913,944
                                                         ----------
 POWER CONVERSION / SUPPLY EQUIPMENT (0.1%)
 Wilson Greatbatch (b)
 Technologies, Inc. (b)                          11,500     415,150
                                                         ----------
 PRINTING & PUBLISHING (0.7%)
 Lee Enterprises, Inc.                           34,400   1,251,128
 R.R. Donnelley & Sons Co.                       31,300     929,297
 Valassis Communications, Inc. (b)               92,100   3,280,602
                                                         ----------
                                                          5,461,027
                                                         ----------
 REAL ESTATE INVESTMENT TRUST (1.4%)
 Anthracite Capital, Inc.                        81,200     892,388
 Arden Realty, Inc. (b)                          47,100   1,248,150
 Camden Property Trust                           40,400   1,482,680
 CBL & Associates Properties, Inc.               33,700   1,061,550
 FBR Asset Investment Corp.                      54,200   1,523,020
 Jones Lang LaSalle, Inc. (b)                    59,500   1,073,975
 Liberty Property Trust                          56,900   1,698,465
 Mack-Cali Realty Corp.                          45,500   1,411,410
                                                         ----------
                                                         10,391,638
                                                         ----------
 RESTAURANTS (0.8%)
 Brinker International, Inc. (b)                 35,050   1,043,088
 CEC Entertainment, Inc. (b)                     74,300   3,223,877
 IHOP Corp. (b)                                  32,200     943,460
 Ruby Tuesday, Inc.                              50,000   1,031,500
                                                         ----------
                                                          6,241,925
                                                         ----------
 RETAIL (3.6%)
 American Eagle Outfitters, Inc. (b)             57,500   1,504,775
 AnnTaylor Stores Corp. (b)                      36,800   1,288,000
 AutoNation, Inc. (b)                            94,700   1,167,651
 Borders Group, Inc. (b)                         49,200     976,128
 Christopher & Banks Corp. (b)                   13,500     462,375
 Circuit City Stores, Inc.                       40,600   1,053,570
 Claire's Stores, Inc.                           96,700   1,460,170
 Electronics Boutique
 Holdings Corp. (b)                              20,500     818,770
 Family Dollar Stores, Inc.                      43,400   1,301,132
 Foot Locker, Inc.                               77,300   1,209,745
 Galyan's Trading Co. (b)                        77,619   1,105,295
 Hot Topic, Inc.                                 37,500   1,177,125
 J.C. Penney Co.                                 44,800   1,205,120
 Krispy Kreme Doughnuts, Inc. (b)                25,000   1,105,000


===================================================================
SECURITY DESCRIPTION                           SHARES       VALUE
===================================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

RETAIL (CONTINUED)
Linen 'n Things, Inc. (b)                        46,500  $1,185,750
Micheal Stores, Inc. (b)                         40,600   1,337,770
Movie Gallery (b)                                44,000   1,071,840
Panera Bread Co. (b)                             38,000   1,977,520
Payless ShoeSource, Inc. (b)                     38,400   2,156,160
Pier 1 Imports, Inc.                             59,000   1,023,060
Tuesday Morning Corp. (b)                        67,000   1,212,030
Urban Outfitters (b)                             49,000   1,181,880
                                                         ----------
                                                         26,980,866
                                                         ----------
RETAIL - BOOKSTORE (0.1%)
Barnes & Noble, Inc. (b)                         15,600     461,760
                                                         ----------
SCHOOLS (0.1%)
Career Education Corp. (b)                       14,500     497,060
                                                         ----------
SEMICONDUCTOR EQUIPMENT (0.1%)
Novellus Systems (b)                             22,100     871,845
                                                         ----------
SEMICONDUCTORS (0.8%)
Cypress Semiconductor Corp. (b)                  52,900   1,054,297
Integrated Circuit Systems (b)                  112,500   2,541,375
LTX Corp. (b)                                    82,500   1,727,550
Xicor, Inc. (b)                                  50,500     560,550
                                                         ----------
                                                          5,883,772
                                                         ----------
SOFTWARE & COMPUTER SERVICES (0.3%)
Borland Software Corp. (b)                       85,000   1,331,100
E.Piphany, Inc. (b)                              42,000     365,820
Netiq Corp. (b)                                  14,500     511,270
                                                         ----------
                                                          2,208,190
                                                         ----------
STEEL (0.4%)
Carpenter Technology Corp.                       38,300   1,019,546
Reliance Steel & Aluminum Co.                    63,750   1,673,438
Steel Dynamics (b)                               46,000     534,060
                                                         ----------
                                                          3,227,044
                                                         ----------
SUPERCONDUCTOR PRODUCTS AND SYSTEMS (0.1%)
Intermagnetics General (b)                       36,700     950,530
                                                         ----------
TECHNOLOGY (0.9%)
Black Box Corp. (b)                              33,800   1,787,344
CACI International, Inc. Class A (b)             43,300   1,709,701
Electronics For Imaging, Inc. (b)               112,900   2,518,799
Kronos, Inc. (b)                                 13,500     653,130
                                                         ----------
                                                          6,668,974
                                                         ----------
TELECOMMUNICATION EQUIPMENT (2.5%)
Advanced Fibre
Communications, Inc. (b)                        263,300   4,652,511
Anaren Microwave, Inc. (b)                       56,000     969,920
Davox Corp. (b)                                  59,900     579,233
Harmonic Lightwaves, Inc. (b)                   181,200   2,178,024
Harris Corp.                                     43,400   1,324,134
Polycom, Inc. (b)                                15,500     528,085
Tekelec (b)                                     144,300   2,613,273
Tollgrade Communications, Inc. (b)               61,500   2,051,025

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===================================================================
SECURITY DESCRIPTION                        SHARES        VALUE
===================================================================
 COMMON STOCKS (CONTINUED)

 UNITED STATES (CONTINUED)

 TELECOMMUNICATION EQUIPMENT (CONTINUED)
 UTStarcom, Inc. (b)                           36,000  $ 1,026,000
 West Corp. (b)                                35,200      877,888
 Western Wireless Corp. Class A (b)            56,900    1,607,425
                                                       -----------
                                                        18,407,518
                                                       -----------
 TELECOMMUNICATIONS (0.1%)
 AirGate PCS, Inc. (b)                         22,300    1,015,765
                                                       -----------
 TEXTILE MANUFACTURING (0.1%)
 Mohawk Industries Co. (b)                     19,000    1,042,720
                                                       -----------
 TOYS (0.2%)
 Mattel, Inc.                                  79,400    1,365,680
                                                       -----------
 TRANSPORTATION (1.8%)
 Forward Air Corp. (b)                         60,000    2,035,200
 Frontier Airlines, Inc. (b)                  120,000    2,040,000
 Frontline Ltd.                               145,000    1,486,250
 Genesee & Wyoming, Class A (b)                26,200      855,430
 Kansas City Southern
 Industries, Inc. (b)                         128,600    1,817,118
 Knight Transportation, Inc. (b)               51,000      957,780
 SkyWest, Inc.                                 58,800    1,496,460
 Tidewater, Inc.                               29,500    1,000,050
 Wabtec Corp.                                 101,200    1,244,760
 Yellow Corp. (b)                              30,800      773,080
                                                       -----------
                                                        13,706,128
                                                       -----------
 UTILITIES (1.6%)
 American States Water Co.                     20,800      726,960
 Arch Coal, Inc.                               95,000    2,156,500
 Cleco Corp.                                   70,000    1,537,900
 IDACORP, Inc.                                 41,100    1,668,660
 Nstar W/I                                     29,100    1,305,135
 Power-One, Inc. (b)                          180,500    1,879,005
 UniSource Energy Corp.                        73,500    1,336,965
 Wisconsin Energy Corp.                        45,200    1,019,712
                                                       -----------
                                                        11,630,837
                                                       -----------
                                                       582,755,093
                                                       -----------
 TOTAL COMMON STOCKS                                   675,305,854
                                                       -----------

 MUTUAL FUND (1.5%)
 i Shares Russell 2000 Index Fund             118,500   11,417,475
                                                       -----------
 TOTAL MUTUAL FUND                                      11,417,475
                                                       -----------

==================================================================
 SECURITY DESCRIPTION                     PRINCIPAL       VALUE
==================================================================
 COMMERCIAL PAPER (2.1%)

 TYCO INTERNATIONAL (2.1%)
 2.25%,  01/02/02  $                        3,446,000    3,445,569
 2.45%,  01/04/02                          12,000,000   11,996,734
                                                       -----------
 TOTAL  COMMERCIAL  PAPER                               15,442,303
                                                       -----------

==================================================================
 SECURITY DESCRIPTION                     PRINCIPAL       VALUE
==================================================================
U.S. GOVERNMENT OBLIGATIONS (0.9%)
U.S.  TREASURY  BILLS  (0.9%)
1.71%,  01/03/02                           $2,242,000   $2,241,684
3.40%,  01/10/02                            3,038,000    3,036,603
3.425%,  01/24/02                             421,000      420,526
3.265%,  02/14/02                             123,000      122,742
1.71%,  02/28/02                              958,000      955,387
                                                       -----------
TOTAL  U.S.  TREASURY  BILLS                             6,776,942
                                                       -----------

REPURCHASE  AGREEMENT  (4.6%)
Fifth  Third  Bank,  1.37%,  01/02/02
(Fully  collateralized  by
FHLMC,  Freddie  Mac  Securities,

Fannie  Mae  Strips,
FHLB  Securities,  &
Freddie  Mac  Strip)                       34,423,573   34,423,573
                                                       -----------
TOTAL  REPURCHASE  AGREEMENT                            34,423,573
                                                       -----------
TOTAL  INVESTMENTS
(COST  $665,624,850)  (a) - (100.0%)                   743,366,147

OTHER ASSETS IN EXCESS OF
LIABILITIES  -  (0.0%)                                     102,156
                                                      ------------
NET  ASSETS  -  (100.0%)                              $743,468,303
                                                      ============

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

         Unrealized  appreciation                  $111,917,481
         Unrealized  depreciation                   (34,176,184)
                                                   ------------
         Net unrealized appreciation               $ 77,741,297
                                                   ============

     Aggregate cost for federal income tax purposes is
     substantially  the  same.
(b)  Denotes a non-income producing security.
ADR        American  Depositary  Receipt
CV         Convertible
FHLB       Federal  Home  Loan  Bank
FHLMC      Federal  Home  Loan  Mortgage  Corporation
GDR        Global  Depositary  Receipt
STRIP      Separate  Trading  of  Registered  Interest  and
           Principal

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
======================================================================
 COMMERCIAL PAPER (89.4%)

 ASSET BACKED SECURITIES (11.6%)
 Delaware Funding Corp.* (3.3%)
 2.04%, 01/02/02                              $ 3,673,000  $ 3,672,792
 1.93%, 01/04/02                               10,009,000   10,007,390
 1.84%, 01/09/02                               18,000,000   17,992,640
 2.24%, 01/16/02                               32,000,000   31,970,133
 1.83%, 01/17/02                               10,000,000    9,991,867
 1.80%, 03/28/02                               20,000,000   19,914,000
                                                           -----------
                                                            93,548,822
                                                           -----------
 Falcon Asset Securitization Corp. * (2.5%)
 2.08%, 01/10/02                               10,000,000    9,994,800
 1.80%-2.07%, 01/15/02                         32,000,000   31,975,289
 2.06%, 01/16/02                               10,000,000    9,991,417
 1.85%, 02/04/02                               15,000,000   14,973,792
 2.06%, 02/05/02                                5,000,000    4,989,986
                                                           -----------
                                                            71,925,284
                                                           -----------
 Preferred Receivables Funding Corp.* (2.5%)
 2.06%-2.10%, 01/07/02                         28,550,000   28,540,074
 1.80%, 01/14/02                                5,553,000    5,549,391
 2.08%, 01/17/02                               19,930,000   19,911,576
 1.85%, 02/01/02                               18,175,000   18,146,046
                                                           -----------
                                                            72,147,087
                                                           -----------
 Variable Funding Capital Corp. * (3.3%)
 2.35%, 01/03/02                               15,000,000   14,998,042
 2.10%, 01/04/02                               35,000,000   34,993,875
 2.25%, 01/09/02                               15,000,000   14,992,500
 2.30%, 01/14/02                               20,000,000   19,983,389
 1.90%, 01/23/02                               10,000,000    9,988,389
                                                           -----------
                                                            94,956,195
                                                           -----------
                                                           332,577,388
                                                           -----------
 AUTO / FINANCE (4.0%)
 American Honda Finance Corp. (2.3%)
 1.82%-2.04%, 02/19/02                         58,000,000   57,841,349
 2.05%-2.10%, 02/20/02                          6,350,000    6,331,826
                                                           -----------
                                                            64,173,175
                                                           -----------
 Toyota Motor Credit Corp. (1.7%)
 1.82%, 01/31/02                               50,000,000   49,924,167
                                                           -----------
                                                           114,097,342
                                                           -----------
 BANKS (13.4%)
 Citicorp (2.1%)
 1.87%, 01/08/02                               15,000,000   14,994,546
 1.80%, 01/15/02                               20,000,000   19,986,000
 1.87%, 01/30/02                               25,000,000   24,962,340
                                                           -----------
                                                            59,942,886
                                                           -----------
 JP Morgan Chase (2.6%)
 1.85%, 01/11/02                                3,900,000    3,897,996
 1.75%, 02/12/02                               40,000,000   39,918,333
 1.82%, 04/01/02                               30,000,000   29,863,500
                                                           -----------
                                                            73,679,829
                                                           -----------
 National Australian Funding (1.2%)
 2.35%, 01/03/02                               35,000,000   34,995,431
                                                           -----------

======================================================================
SECURITY DESCRIPTION                          PRINCIPAL       VALUE
======================================================================
COMMERCIAL PAPER (CONTINUED)

BANKS (CONTINUED)
National City Credit Corp. (3.4%)
2.22%, 01/18/02                               $30,000,000  $29,968,549
1.86%, 02/06/02                                10,000,000    9,981,400
2.00%, 02/08/02                                15,000,000   14,968,333
2.06%, 02/15/02                                25,000,000   24,935,625
2.04%, 02/28/02                                20,000,000   19,934,267
                                                           -----------
                                                            99,788,174
                                                           -----------
State Street Corp. (1.7%)
1.78%, 01/18/02                                25,000,000   24,978,986
1.84%, 01/29/02                                23,700,000   23,666,083
                                                           -----------
                                                            48,645,069
                                                           -----------
UBS Finance LLC (1.0%)
1.75%, 02/14/02                                28,039,000   27,979,028
                                                           -----------
Westdeutsche Landesbank
Giro* (1.4%)
1.78%, 02/06/02                                40,000,000   39,928,800
                                                           -----------
                                                           384,959,217
BROKER / DEALERS (9.6%)
Goldman Sachs Group, Inc. (3.4%)
1.75%, 01/02/02                                40,000,000   39,998,056
1.95%, 01/10/02                                28,114,000   28,100,294
1.95%, 01/14/02                                30,000,000   29,978,875
                                                           -----------
                                                            98,077,225
                                                           -----------
Marsh & McLennan Co.* (2.5%)
1.90%, 01/04/02                                25,000,000   24,996,042
1.87%, 01/18/02                                47,595,000   47,552,971
                                                           -----------
                                                            72,549,013
                                                           -----------
Salomon Smith Barney, Inc. (3.7%)
1.90%, 01/04/02                                20,000,000   19,996,833
1.90%, 01/07/02                                10,000,000    9,996,833
1.82%, 01/08/02                                20,000,000   19,992,922
1.76%, 01/28/02                                20,000,000   19,973,600
1.77%, 02/01/02                                15,000,000   14,977,138
1.81%, 02/04/02                                20,000,000   19,965,811
                                                           -----------
                                                           104,903,137
                                                           -----------
                                                           275,529,375
                                                           -----------
CONSUMER SALES FINANCE (11.2%)
American Express Credit Corp. (1.7%)
1.75%, 01/07/02                                50,000,000   49,985,417
                                                           -----------
American General Finance Corp. (2.6%)
1.99%, 01/16/02                                10,000,000    9,991,708
2.10%, 01/28/02                                10,000,000    9,984,250
1.81%, 02/01/02                                25,000,000   24,961,035
1.81%, 02/14/02                                30,000,000   29,933,633
                                                           -----------
                                                            74,870,626
                                                           -----------
Harley-Davidson Funding Corp.* (3.2%)
2.05%, 01/03/02                                14,000,000   13,998,406
1.80%-2.05%, 01/11/02                          12,147,000   12,140,302
1.78%, 01/30/02                                15,250,000   15,228,133
1.84%, 02/01/02                                15,000,000   14,976,233
1.80%, 02/12/02                                 9,636,000    9,615,764
1.77%, 02/19/02                                14,483,000   14,448,108
1.80%, 02/20/02                                11,250,000   11,221,875
                                                           -----------
                                                            91,628,821
                                                           -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=================================================================
SECURITY DESCRIPTION                     PRINCIPAL      VALUE
=================================================================
 COMMERCIAL PAPER (CONTINUED)

 CONSUMER SALES FINANCE (CONTINUED)
 Wells Fargo Financial, Inc. (3.7%)
 3.20%, 01/07/02                        $15,000,000  $14,992,000
 2.20%, 01/18/02                         20,000,000   19,978,939
 2.03%, 02/13/02                         10,000,000    9,975,753
 2.40%, 02/27/02                         10,000,000    9,962,000
 2.28%, 03/01/02                         30,000,000   29,887,900
 2.19%, 03/04/02                         10,000,000    9,962,283
 1.98%, 06/03/02                         10,000,000    9,915,850
                                                     -----------
                                                     104,674,725
                                                     -----------
                                                     321,159,589
                                                     -----------
 DIVERSIFIED FINANCE (15.5%)
 Concord Minutemen Capital Co.* (0.7%)
 1.82%, 03/08/02                         20,000,000   19,933,267
                                                     -----------
 General Electric Capital Corp. (1.6%)
 2.12%-2.42%, 01/25/02                   20,000,000   19,969,732
 2.45%, 01/29/02                          1,925,000    1,921,332
 2.00%, 02/07/02                            800,000      798,356
 1.80%, 03/28/02                          4,755,000    4,734,554
 2.05%, 05/24/02                         20,000,000   19,837,139
                                                     -----------
                                                      47,261,113
                                                     -----------
 General Electric Financial Assurance Corp.* (2.2%)
 1.80%, 01/09/02                          5,000,000    4,998,000
 2.32%, 01/16/02                         20,000,000   19,980,666
 1.82%, 01/18/02                          5,000,000    4,995,703
 2.07%, 02/14/02                          5,000,000    4,987,350
 1.85%, 02/25/02                          6,000,000    5,983,042
 1.79%, 03/08/02                         10,000,000    9,967,183
 1.83%, 03/20/02                          7,000,000    6,972,245
 1.80%, 04/01/02                          5,000,000    4,977,500
                                                     -----------
                                                      62,861,689
                                                     -----------
 Household Finance Corp. (3.7%)
 2.13%-2.25%, 01/17/02                   40,000,000   39,960,534
 2.04%, 01/25/02                         10,000,000    9,986,400
 1.90%, 02/06/02                         10,000,000    9,981,000
 1.89%, 02/07/02                         12,000,000   11,976,690
 2.01%, 02/11/02                         20,000,000   19,954,217
 1.74%, 03/08/02                          8,200,000    8,173,842
 1.80%, 03/21/02                          5,000,000    4,980,250
                                                     -----------
                                                     105,012,933
                                                     -----------
 IBM Credit Corp. (1.7%)
 2.11%, 01/02/02                         49,673,000   49,670,089
                                                     -----------
 Sigma Finance, Inc.* (3.6%)
 2.15%, 01/04/02                         37,900,000   37,893,210
 2.02%, 01/28/02                         11,000,000   10,983,335
 2.02%, 02/04/02                         30,000,000   29,942,767
 1.82%, 02/07/02                         10,000,000    9,981,294
 1.89%, 05/23/02                         15,000,000   14,888,175
                                                     -----------
                                                     103,688,781
                                                     -----------
 Tyco Capital Corp. (2.0%)
 1.80%, 02/15/02                         20,000,000   19,955,000
 2.23%, 02/15/02                         10,000,000    9,972,125
 2.15%, 02/22/02                         10,000,000    9,968,944
 1.80%, 04/05/02                          8,000,000    7,962,400
 2.02%, 04/30/02                         10,000,000    9,933,228
                                                     -----------
                                                      57,791,697
                                                     -----------
                                                     446,219,569
                                                     -----------

=================================================================
SECURITY DESCRIPTION                    PRINCIPAL       VALUE
=================================================================
COMMERCIAL PAPER (CONTINUED)

FINANCE - AUTO LOANS (1.6%)
American Honda Finance Corp. (1.6%)
1.90%, 01/29/02                         $10,900,000  $10,883,892
1.78%, 01/31/02                          35,200,000   35,147,787
                                                     -----------
                                                      46,031,679
                                                     -----------
FOOD & RELATED (4.8%)
Kraft Foods, Inc. (3.6%)
2.00%, 01/18/02                           6,900,000    6,893,483
1.82%, 01/29/02                          20,000,000   19,971,689
2.00%, 01/31/02                          25,153,000   25,111,079
2.01%, 02/01/02                          25,000,000   24,956,729
1.80%, 02/07/02                          25,000,000   24,953,750
                                                     -----------
                                                     101,886,730
                                                     -----------
Sysco Corp.* (1.2%)
2.07%, 02/04/02                          35,000,000   34,931,575
                                                     -----------
                                                     136,818,305
                                                     -----------
INSURANCE (5.2%)
AIG Funding, Inc. (0.9%)
1.75%, 03/07/02                          26,100,000   26,017,531
                                                     -----------
ING America Insurance (2.8%)
2.09%, 01/25/02                          35,000,000   34,951,233
2.07%, 02/13/02                          10,000,000    9,975,275
1.76%, 03/06/02                          25,000,000   24,921,778
1.76%, 03/13/02                          10,000,000    9,965,289
                                                     -----------
                                                      79,813,575
                                                     -----------
Marsh USA, Inc.* (0.6%)
1.80%, 03/06/02                          17,102,000   17,047,274
                                                     -----------
Prudential Funding Corp. (0.9%)
1.93%, 01/07/02                          25,000,000   24,991,958
                                                     -----------
                                                     147,870,338
                                                     -----------

MACHINERY & EQUIPMENT / FINANCE (3.4%)
Caterpillar Financial Services Ltd. (3.4%)
2.22%,  01/03/02                          8,000,000    7,999,013
2.12%,  01/10/02                         19,000,000   18,989,930
1.88%-1.92%,  01/14/02                   34,900,000   34,876,164
1.80%,  01/25/02                         25,000,000   24,970,000
1.77%,  02/20/02                          9,650,000    9,626,277
                                                     -----------
                                                      96,461,384
                                                     -----------
OIL & GAS (5.7%)
Chevron Transport Corp.* (1.2%)
1.80%,  03/07/02                         20,000,000   19,935,000
1.78%,  03/11/02                         15,000,000   14,948,825
                                                     -----------
                                                      34,883,825
                                                     -----------
Chevron  U.K.  Investment  PLC  (2.3%)
2.32%,  01/07/02                         20,000,000   19,992,266
1.96%,  01/09/02*                        15,000,000   14,993,467
2.30%,  01/16/02                         10,000,000    9,990,417
2.05%,  02/14/02                          5,000,000    4,987,472
1.82%,  03/20/02*                        15,000,000   14,940,850
                                                     -----------
                                                      64,904,472
                                                     -----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===============================================================================
SECURITY DESCRIPTION                               PRINCIPAL         VALUE
===============================================================================
 COMMERCIAL PAPER (CONTINUED)
 OIL & GAS (CONTINUED)
 Koch Industries, Inc.* (2.2%)
 1.93%, 01/08/02                                $   25,000,000   $   24,990,618
 1.93%, 01/09/02                                    20,000,000       19,991,422
 1.93%, 01/11/02                                    20,000,000       19,989,278
                                                                 --------------
                                                                     64,971,318
                                                                 --------------
                                                                    164,759,615
                                                                 --------------
 PHARMACEUTICALS (2.9%)
 Glaxo Wellcome PLC* (1.5%)
 2.30%-2.35%, 01/11/02                              30,700,000       30,680,247
 2.01%, 02/08/02                                    12,500,000       12,473,479
                                                                 --------------
                                                                     43,153,726
                                                                 --------------
 Pfizer, Inc.* (1.4%)
 2.16%, 01/17/02                                    39,600,000       39,561,984
                                                                 --------------
                                                                     82,715,710
                                                                 --------------
 PRINTING & PUBLISHING (0.5%)
 McGraw-Hill Companies, Inc. (0.5%)
 1.90%, 01/10/02                                     5,000,000        4,997,625
 1.73%, 03/06/02                                    10,638,000       10,605,282
                                                                 --------------
                                                                     15,602,907
                                                                 --------------
 TOTAL COMMERCIAL PAPER                                           2,564,802,418
                                                                 --------------

 U.S. GOVERNMENT SPONSORED
 AND AGENCY OBLIGATIONS (9.2%)

 FEDERAL FARM CREDIT BANK (1.4%)
 2.22%, 01/03/02                                    20,000,000       19,997,534
 2.18%, 01/15/02                                    20,000,000       19,983,044
                                                                 --------------
                                                                     39,980,578
                                                                 --------------
 FEDERAL HOME LOAN BANK (2.3%)
 2.30%, 01/04/02                                    38,866,000       38,858,567
 2.27%, 01/11/02                                    16,000,000       15,989,911
 2.30%, 03/22/02                                    10,000,000        9,948,889
 1.81%, 05/29/02                                     2,270,000        2,253,109
                                                                 --------------
                                                                     67,050,476
                                                                 --------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
 2.24%, 01/17/02                                    12,000,000       11,988,080
 2.07%, 07/18/02                                     8,000,000        7,908,920
                                                                     19,897,000
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.5%)
 2.20%, 01/17/02                                    10,000,000        9,990,222
 2.12%, 01/24/02                                    20,000,000       19,972,911
 1.82% - 3.19%, 02/07/02                            50,000,000       49,892,597
 1.80%, 03/29/02                                    10,000,000        9,956,500
 2.00%, 07/15/02                                    10,000,000        9,891,667
                                                                 --------------
                                                                     99,703,897
                                                                 --------------

===============================================================================
SECURITY DESCRIPTION                                PRINCIPAL         VALUE
===============================================================================
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS (CONTINUED)
U.S. TREASURY BILLS (1.3%)
2.08%, 01/24/02                                  $  36,512,000   $   36,463,596
                                                                 --------------
TOTAL U.S. GOVERNMENT
SPONSORED AND AGENCY
OBLIGATIONS                                                         263,095,547
                                                                 --------------

CANADIAN GOVERNMENT OBLIGATIONS (1.6%)
British Columbia (Province) (1.6%)
1.87%, 02/19/02                                      3,000,000        2,992,364
1.85%, 02/27/02                                      7,700,000        7,677,445
2.00%, 05/06/02                                     20,000,000       19,861,111
2.05%, 05/28/02                                     10,040,000        9,955,957
2.07%, 05/30/02                                      6,358,000        6,303,528
                                                                 --------------
TOTAL CANADIAN GOVERNMENT OBLIGATIONS                                46,790,405
                                                                 --------------
TOTAL INVESTMENTS
(COST $2,874,688,370) (a) - (100.2%)                              2,874,688,370

LIABILITIES IN EXCESS OF
OTHER ASSETS - (-0.2%)                                               (5,334,610)
                                                                 --------------

TOTAL NET ASSETS - (100.0%)                                      $2,869,353,760
                                                                 ==============

(a)  Cost for federal income tax and financial reporting purposes are the same.
* Restricted Securities issued pursuant to Section 4 (2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.


See  notes  to  the  financial  statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              MONEY MARKET FUND II

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

====================================================================
SECURITY DESCRIPTION                           PRINCIPAL     VALUE
====================================================================
 COMMERCIAL PAPER (90.5%)

 ASSET BACKED SECURITIES (8.0%)
 Delaware Funding Corp. * (2.6%)
 1.84%, 01/09/02                               $1,000,000  $ 999,591
                                                           ---------
 Falcon Asset Securitization Corp. * (2.7%)
 1.78%, 01/25/02                                1,000,000    998,813
                                                           ---------
 Preferred Receivables Funding Corp.* (2.7%)
 1.85%, 02/01/02                                1,000,000    998,407
                                                           ---------
                                                           2,996,811
                                                           ---------
 AUTO / FINANCE (2.7%)
 American Honda Finance Corp. (2.7%)
 1.90%, 01/29/02                                1,000,000    998,522
                                                           ---------
 BANKS (13.4%)
 Citicorp (1.9%)
 1.87%, 01/10/02                                  700,000    699,673
                                                           ---------
 JP Morgan Chase (2.7%)
 1.75%, 02/12/02                                1,000,000    997,958
                                                           ---------
 National City Credit Corp. (2.7%)
 1.92%, 01/11/02                                1,000,000    999,467
                                                           ---------
 State Street Corp. (3.4%)
 1.84%, 01/29/02                                1,300,000  1,298,141
                                                           ---------
 UBS Finance LLC (2.7%)
 1.75%, 01/02/02                                1,000,000    999,951
                                                           ---------
                                                           4,995,190
                                                           ---------
 BROKER / DEALERS (6.2%)
 Goldman Sachs Group, Inc. (3.5%)
 1.75%, 01/02/02                                  700,000    699,966
 1.75%, 01/10/02                                  618,000    617,730
                                                           ---------
                                                           1,317,696
                                                           ---------
 Salomon Smith Barney, Inc. (2.7%)
 1.77%, 01/22/02                                1,000,000    998,967
                                                           ---------
                                                           2,316,663
                                                           ---------
 CONSUMER SALES FINANCE (10.6%)
 American Express Credit Corp. (3.4%)
 1.77%, 01/02/02                                1,300,000  1,299,936
                                                           ---------
 American General Finance Corp. (1.0%)
 1.74%, 01/02/02                                  380,000    379,982
                                                           ---------
 Harley-Davidson Funding Corp.* (3.5%)
 1.86%, 01/14/02                                1,300,000  1,299,127
                                                           ---------
 Wells Fargo Financial, Inc. (2.7%)
 2.20%, 01/18/02                                1,000,000    999,032
                                                           ---------
                                                           3,978,077
                                                           ---------
 DIVERSIFIED FINANCE (10.6%)
 Citigroup (1.6%)
 1.65%, 01/02/02                                  600,000    599,973
                                                           ---------
 General Electric Capital Corp. (3.4%)
 1.87%-1.92%, 01/02/02                          1,250,000  1,249,934
                                                           ---------
 Household Finance Corp. (2.7%)
 2.07%, 01/11/02                                1,000,000    999,425
                                                           ---------
 Rabobank USA Finance Corp. (2.9%)
 1.85%, 01/14/02                                1,104,000  1,103,262
                                                           ---------
                                                           3,952,594
                                                           ---------

====================================================================
SECURITY DESCRIPTION                           PRINCIPAL     VALUE
====================================================================
COMMERCIAL PAPER (CONTINUED)
ELECTRIC - INTEGRATED (3.5%)
Duke Energy Corp. (3.5%)
1.77%, 01/02/02                               $1,300,000  $1,299,936
                                                          ----------
FOOD & BEVERAGE (6.9%)
McDonald's Corp.* (3.5%)
1.87%, 01/02/02                                1,300,000   1,299,932
                                                          ----------
Philip Morris Co. (3.4%)
1.77%, 01/02/02                                1,300,000   1,299,937
                                                          ----------
                                                           2,599,869
INSURANCE (8.6%)
American General Corp. (2.4%)
1.75-2.05%, 01/11/02                             917,000     916,513
                                                          ----------
ING America Insurance Holdings (2.7%)
1.75%, 3/6/02                                  1,000,000     996,889
                                                          ----------
Marsch & McLennan Co.* (2.2%)
1.71%, 01/02/02                                  816,000     815,961
                                                          ----------
Marsh USA, Inc.* (1.3%)
1.80%, 03/06/02                                  484,000     482,391
                                                          ----------
                                                           3,211,754
LEASE / FINANCE (2.7%)

IBM Credit Corp. (2.7%)
2.11%, 01/02/02                                  500,000     499,971
1.96%, 01/04/02                                  516,000     515,915
                                                          ----------
                                                           1,015,886
                                                          ----------
MANUFACTURING (2.7%)
Illinois Tool Works, Inc. (2.7%)
1.75%, 01/09/02                                1,000,000     999,611
                                                          ----------
PACKAGING / CONTAINERS (2.9%)
Bemis Co., Inc.* (2.9%)
2.00%, 01/08/02                                1,100,000   1,099,572
                                                          ----------
PERSONAL CARE PRODUCTS (3.5%)
Gillette Co.* (3.5%)
1.75%, 01/02/02                                1,300,000   1,299,937
                                                          ----------
PHARMACEUTICALS (3.5%)
Schering Corp. (3.5%)
1.68%, 01/02/02                                1,300,000   1,299,939
                                                          ----------
SURGICAL APPLIANCES AND SUPPLIES (1.2%)
Becton, Dickinson & Co. (1.2%)
1.70%, 01/02/02                                  460,000     459,978
                                                          ----------

TELECOMMUNICATIONS (3.5%)
SBC Communications, Inc.* (3.5%)
1.68%, 01/02/02                                1,300,000   1,299,939
                                                          ----------
TOTAL COMMERCIAL PAPER                                    33,824,278
                                                          ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              MONEY MARKET FUND II

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=====================================================================
SECURITY DESCRIPTION                             PRINCIPAL     VALUE
=====================================================================
 U.S. GOVERNMENT SPONSORED AND AGENCY
 OBLIGATIONS (8.9%)
 Federal Home Loan Bank (3.4%)
 1.84%, 01/02/02                                $ 437,000   $ 436,978
 3.55%, 01/04/02                                  400,000     399,942
 1.98%, 01/07/02                                  457,000     456,849
                                                            ---------
                                                            1,293,769
 Federal Home Loan Mortgage Corporation (3.4%)
 1.80%, 01/02/02                                  600,000     599,970
 2.05%, 01/03/02                                  100,000      99,989
 2.01%, 01/22/03                                  555,000     554,349
                                                            ---------
                                                            1,254,308
                                                            ---------
 Federal National Mortgage Association (2.1%)
 1.80%, 01/02/02                                  800,000     799,960
                                                            ---------
 TOTAL U.S. GOVERNMENT
 SPONSORED AND AGENCY
 OBLIGATIONS                                                3,348,037
                                                            ---------
 CANADIAN GOVERNMENT OBLIGATIONS (0.8%)
 British Columbia (Province) (0.8%)
 1.75%, 01/18/02                                  300,000     299,752
                                                            ---------
 TOTAL CANADIAN GOVERNMENT OBLIGATIONS                        299,752
                                                            ---------
 TOTAL INVESTMENTS
 (COST $37,472,067) (a) - (100.2%)                         37,472,067
 LIABILITIES IN EXCESS
 OF OTHER ASSETS - (-0.2%)                                    (61,310)
                                                          -----------
 TOTAL NET ASSETS - (100.0%)                              $37,410,757
                                                          ===========

(a)  Cost for federal income tax and financial reporting purposes are the same.
* Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

 See notes to the financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=================================================================
SECURITY DESCRIPTION                         SHARES      VALUE
=================================================================
 COMMON STOCKS (60.1%)
 AEROSPACE / DEFENSE (0.3%)
 Boeing Co.                                     5,000  $  193,900
 General Dynamics Corp.                           900      71,676
 Goodrich Corp.                                 4,100     109,142
 Lockheed Martin Corp.                          2,200     102,674
                                                       ----------
                                                          477,392
                                                       ----------
 AGRICULTURAL OPERATIONS (0.0%)
 Monsanto Co.                                     700      23,660
                                                       ----------
 AIRLINES (0.1%)
 AMR Corp. (b)                                  1,000      22,170
 Delta Air Lines, Inc.                          6,100     178,486
                                                       ----------
                                                          200,656
                                                       ----------
 APPAREL (0.2%)
 Nike, Inc. Class B                             4,400     247,456
                                                       ----------
 AUTO PARTS & EQUIPMENT (0.2%)
 Delphi Automotive Systems Corp.               12,300     168,018
 Lear Corp. (b)                                 1,700      64,838
 Visteon Corp.                                  4,700      70,688
                                                       ----------
                                                          303,544
                                                       ----------
 AUTOMOBILES (0.0%)
 Ford Motor Co.                                 4,600      72,312
                                                       ----------
 BIOTECHNOLOGY (0.2%)
 Human Genome Sciences, Inc. (b)                8,400     283,248
                                                       ----------

 BROADCAST MEDIA / CABLE TELEVISION (2.3%)
 Adelphia Communications
 Corp. Class A (b)                              2,300      71,714
 AOL Time Warner, Inc. (b)                     35,600   1,142,760
 Charter Communications, Inc. (b)              11,700     192,231
 Comcast Corp. Class A (b)                     13,500     486,000
 Fox Entertainment Group, Inc. (b)              7,800     206,934
 Gemstar-TV Guide
 International Group, Inc. (b)                 10,900     301,930
 Liberty Media Corp. (b)                       15,700     219,800
 Viacom, Inc. Class B (b)                      18,100     799,115
                                                       ----------
                                                        3,420,484
                                                       ----------
 BUSINESS SERVICES (0.5%)
 Cendant Corp. (b)                             34,600     678,506
                                                       ----------

 CHEMICALS / DIVERSIFIED (0.6%)
 Air Products & Chemicals, Inc.                   500      23,455
 Dow Chemical Co.                               6,600     222,948
 PPG Industries, Inc.                           5,100     263,772
 Praxair, Inc.                                  6,800     375,700
 Rohm & Haas Co.                                  600      20,778
                                                          906,653
 COMMUNICATION EQUIPMENT (0.8%)
 Ciena Corp. (b)                                8,300     118,773
 JDS Uniphase Corp. (b)                        16,300     141,484
 Motorola, Inc.                                41,300     620,326
 QUALCOMM, Inc. (b)                             5,300     267,650
                                                       ----------
                                                        1,148,233
                                                       ----------

=================================================================
SECURITY DESCRIPTION                        SHARES     VALUE
=================================================================
COMMON STOCKS (CONTINUED)
COMPUTER EQUIPMENT (2.5%)
Compaq Computer Corp.                           2,200  $   21,472
Dell Computer Corp. (b)                        24,800     674,064
EMC Corp. (b)                                   2,200      29,568
Hewlett-Packard Co.                             9,100     186,914
International Business Machines Corp.          19,500   2,358,720
Juniper Networks, Inc. (b)                      1,700      32,215
Sun Microsystems, Inc. (b)                     35,500     436,650
                                                       ----------
                                                        3,739,603
                                                       ----------
COMPUTER SOFTWARE & SERVICES (5.0%)
Automatic Data Processing, Inc.                 5,500     323,950
BEA Systems, Inc. (b)                           3,000      46,200
Cisco Systems, Inc. (b)                        87,100   1,577,381
Citrix Systems, Inc. (b)                        3,900      88,374
Computer Associates International, Inc.         2,200      75,878
Computer Sciences Corp. (b)                       400      19,592
Electronic Data Systems Corp.                   3,500     239,925
Microsoft Corp. (b)                            51,700   3,425,125
NCR Corp. (b)                                   8,600     316,996
Oracle Corp. (b)                               46,000     635,260
Siebel Systems, Inc. (b)                       10,600     296,588
VeriSign, Inc. (b)                              3,200     121,728
VERITAS Software Corp. (b)                      5,100     228,633
                                                       ----------
                                                        7,395,630
                                                       ----------
CONGLOMERATES (2.0%)
Ingersoll-Rand Co.                              2,600     108,706
ITT Industries, Inc.                            1,700      85,850
Johnson Controls, Inc.                          3,200     258,400
Tyco International Ltd.                        32,300   1,902,470
United Technologies Corp.                      10,100     652,763
                                                       ----------
                                                        3,008,189
                                                       ----------

CONSTRUCTION & BUILDING MATERIALS (0.1%)
Masco Corp.                                     4,200     102,900
                                                       ----------
CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc.                               4,700     245,575
                                                       ----------
CONSUMER / NON-CYCLICAL (1.4%)
Colgate-Palmolive Co.                          10,100     583,275
Gillette Co.                                    8,600     287,240
Kimberly-Clark Corp.                            4,300     257,140
Procter & Gamble Co.                           12,400     981,212
                                                       ----------
                                                        2,108,867
                                                       ----------
CONSUMER DURABLE (0.2%)
Black & Decker Corp.                              100       3,773
Danaher Corp.                                   4,200     253,302
                                                       ----------
                                                          257,075
                                                       ----------
DRUGS (6.5%)
Abbott Laboratories                            11,800     657,850
American Home Products Corp.                   26,700   1,638,312
Amgen, Inc. (b)                                16,400     925,616
Bristol-Myers Squibb Co.                       11,700     596,700
Eli Lilly & Co.                                12,500     981,750
Forest Laboratories, Inc. (b)                   5,800     475,310
Johnson & Johnson, Inc.                        21,700   1,282,470
Merck & Co., Inc.                               8,300     488,040
Pfizer, Inc.                                   40,600   1,617,910

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=================================================================
SECURITY DESCRIPTION                     SHARES        VALUE
=================================================================
 COMMON STOCKS (CONTINUED)

 DRUGS (CONTINUED)
 Pharmacia & Upjohn, Inc.                  2,700  $  115,155
 Schering-Plough Corp.                    24,300     870,183
 Vertex Pharmaceuticals, Inc. (b)          3,400      83,606
                                                  ----------
                                                   9,732,902
                                                  ----------
 ELECTRICAL EQUIPMENT (2.5%)
 Cooper Industries, Inc.                   1,400      48,888
 Eaton Corp.                               2,800     208,348
 Emerson Electric Co.                      1,000      57,100
 General Electric Co.                     81,100   3,250,488
 Grainger (W.W.), Inc.                     4,600     220,800
 Rockwell International Corp.              2,000      35,720
                                                  ----------
                                                   3,821,344
                                                  ----------
 FINANCIAL (3.4%)
 AmeriCredit Corp. (b)                     2,400      75,720
 Astoria Financial Corp.                   1,400      37,044
 Countrywide Credit Industries, Inc.      15,500     635,035
 E*TRADE Group, Inc. (b)                  17,600     180,400
 Fannie Mae                               15,500   1,232,250
 Freddie Mac                               8,700     568,980
 Goldman Sachs Group, Inc.                 4,300     398,825
 Household International, Inc.             4,800     278,112
 IndyMac Mortgage Holdings, Inc. (b)       1,400      32,732
 Instinet Group, Inc. (b)                  3,700      37,185
 Marshall & Ilsley Corp.                     800      50,624
 MBNA Corp.                                5,800     204,160
 Merrill Lynch & Co., Inc.                 1,200      62,544
 Schwab (Charles) Corp.                   34,100     527,527
 T Rowe Price Group, Inc.                  2,500      86,825
 Washington Mutual, Inc.                  20,800     680,160
                                                  ----------
                                                   5,088,123
                                                  ----------
 FINANCIAL / BANKS (4.8%)
 Bank of New York Co., Inc.                5,700     232,560
 Bank One Corp.                           18,800     734,140
 Banknorth Group, Inc.                     1,500      33,780
 BB&T Corp.                                  700      25,277
 Capital One Financial Corp.              10,400     561,080
 Citigroup, Inc.                          62,100   3,134,808
 Compass Bancshares, Inc.                  4,000     113,200
 FirstMerit Corp.                            200       5,418
 Golden State Bancorp, Inc.                2,900      75,835
 GreenPoint Financial Corp.                4,400     157,300
 Hibernia Corp.                            2,000      35,580
 Huntington Bancshares, Inc.                 200       3,438
 National Commerce Financial Co.           1,000      25,300
 Northern Trust Corp.                        100       6,022
 PNC Financial Services Group              7,900     443,980
 SouthTrust Corp.                          1,800      44,406
 Stilwell Financial, Inc.                  6,400     174,208
 SunTrust Banks, Inc.                      1,400      87,780
 U.S. Bancorp                             44,100     923,013
 Union Planters Corp.                      2,900     130,877
 Wachovia Corp.                            6,300     197,568
 Wilmington Trust Corp.                      400      25,324
                                                  ----------
                                                   7,170,894
                                                  ----------
 FOOD & BEVERAGE (1.9%)
 Coca-Cola Co.                            24,400   1,150,460
 Kellogg Co.                                 700      21,070

============================================================
SECURITY DESCRIPTION                     SHARES       VALUE
============================================================
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGE (CONTINUED)
Kraft Foods, Inc.                         10,500  $  357,315
PepsiCo, Inc.                             11,200     545,328
SYSCO Corp.                               13,100     343,482
Unilever NV                                8,400     483,924
                                                  ----------
                                                   2,901,579
                                                  ----------
HEALTHCARE (1.6%)
Allergan, Inc.                               400      30,020
Applied Biosystems Group -
Applera Corp.                                600      23,562
Baxter International, Inc.                14,700     788,361
Becton, Dickinson & Co.                    7,000     232,050
C.R. Bard, Inc.                              900      58,050
Cardinal Health, Inc.                      3,100     200,446
Guidant Corp. (b)                          7,400     368,520
HCA-The Healthcare Co.                     7,100     273,634
Omnicare, Inc.                               200       4,976
St. Jude Medical, Inc. (b)                 1,300     100,945
Tenet Healthcare Corp. (b)                 6,400     375,808
                                                  ----------
                                                   2,456,372
                                                  ----------
HOTELS / MOTELS (0.3%)
Marriott International, Inc. Class A       6,900     280,485
Starwood Hotels & Resorts
Worldwide, Inc.                            4,800     143,280
                                                  ----------
                                                     423,765
                                                  ----------
INSURANCE (2.9%)
AFLAC, Inc.                               12,800     314,368
AMBAC Financial Group, Inc.                5,100     295,086
American International Group, Inc.        14,900   1,183,060
CIGNA Corp.                                5,600     518,840
Jefferson-Pilot Corp.                      3,600     166,572
Lincoln National Corp.                     5,100     247,707
MBIA, Inc.                                 4,600     246,698
MetLife, Inc.                             13,500     427,680
Protective Life Corp.                      1,100      31,823
Prudential Financial, Inc. (b)             3,600     119,484
The Allstate Corp.                        14,900     502,130
Torchmark Corp.                            3,200     125,856
UnumProvident Corp.                        4,900     129,899
                                                  ----------
                                                   4,309,203
                                                  ----------
LEISURE PRODUCTS (0.2%)
Hasbro, Inc.                               4,800      77,904
Mattel, Inc.                              14,900     256,280
                                                  ----------
                                                     334,184
                                                  ----------
METALS & MINING (0.6%)
Alcan Aluminum Ltd.                        6,500     233,545
Alcoa, Inc.                               20,600     732,330
                                                  ----------
                                                     965,875
                                                  ----------
MOTORCYCLES / DEALERS (0.0%)
Harley-Davidson, Inc.                      1,100      59,741
                                                  ----------
OIL & GAS (4.2%)
Anadarko Petroleum Corp.                     800      45,480
Baker Hughes, Inc.                         1,200      43,764
Chevron Texaco Corp.                      15,400   1,379,994


                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
 COMMON STOCKS (CONTINUED)
 OIL & GAS (CONTINUED)

 Conoco, Inc.                                9,300  $  263,190
 Cooper Cameron Corp. (b)                    4,900     197,764
 Diamond Offshore Drilling, Inc.             5,700     173,280
 Dynegy, Inc.                                7,400     188,700
 El Paso Corp.                              14,200     633,462
 Exxon Mobil Corp.                          70,000   2,751,000
 Phillips Petroleum Co.                      1,400      84,364
 Royal Dutch Petroleum Co.                   8,500     416,670
 Transocean Sedco Forex, Inc.                1,900      64,258
                                                    ----------
                                                     6,241,926
                                                    ----------
 PAPER & FOREST PRODUCTS (0.2%)
 Georgia Pacific Corp.                       4,600     127,006
 Temple-Inland, Inc.                         1,000      56,730
 Weyerhaeuser Co.                            2,600     140,608
                                                    ----------
                                                       324,344
                                                    ----------
 PHOTOGRAPHIC (0.1%)
 Eastman Kodak Co.                           4,100     120,663
                                                    ----------
 POLLUTION CONTROL (0.3%)
 Waste Management, Inc.                     15,000     478,650
                                                    ----------
 PRINTING & PUBLISHING (0.3%)
 Gannett Co., Inc.                           5,900     396,657
                                                    ----------
 RAILROADS (0.2%)
 Burlington Northern Santa Fe Corp.         10,600     302,418
 CSX Corp.                                     400      14,020
                                                    ----------
                                                       316,438
                                                    ----------
 REAL ESTATE (0.1%)
 Boston Properties, Inc.                     1,000      38,000
 CarrAmerica Realty Corp.                      700      21,070
 Equity Office Properties Trust              2,200      66,176
 General Growth Properties, Inc.               800      31,040
 Hospitality Properties Trust                1,000      29,500
 ProLogis Trust                              1,400      30,114
                                                    ----------
                                                       215,900
                                                    ----------
 RESTAURANTS (0.3%)
 McDonald's Corp.                           17,000     449,990
                                                    ----------
 RETAIL (4.4%)
 Abercrombie & Fitch Co. (b)                 8,700     230,811
 Bed, Bath & Beyond, Inc. (b)                5,600     189,840
 Costco Wholesale Corp. (b)                  2,300     102,074
 CVS Corp.                                   1,100      32,560
 eBay, Inc. (b)                              1,300      86,970
 Federated Department Stores, Inc. (b)       2,200      89,980
 Home Depot, Inc.                           32,200   1,642,522
 Jones Apparel Group, Inc. (b)               4,600     152,582
 Kohl's Corp. (b)                            7,700     542,388
 Safeway, Inc. (b)                          16,500     688,875
 Target Corp.                               14,600     599,330
 The TJX Companies, Inc.                    10,000     398,600
 Wal-Mart Stores, Inc.                      31,200   1,795,560
 Walgreen Co.                                  900      30,294
                                                    ----------
                                                     6,582,386
                                                    ----------

==============================================================
SECURITY DESCRIPTION                      SHARES        VALUE
==============================================================
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (2.6%)
Altera Corp. (b)                             9,400  $  199,468
Analog Devices, Inc. (b)                     3,100     137,609
Applied Materials, Inc. (b)                 11,700     469,170
Broadcom Corp. Class A (b)                     400      16,348
Intel Corp.                                 64,200   2,019,090
Lattice Semiconductor Corp. (b)              1,400      28,798
Linear Technology Corp.                      5,000     195,200
Maxim Integrated Products, Inc. (b)          1,900      99,769
Texas Instruments, Inc.                     12,400     347,200
Xilinx, Inc. (b)                             9,700     378,785
                                                    ----------
                                                     3,891,437
                                                    ----------
TELECOMMUNICATIONS (3.3%)
American Tower Corp. (b)                     7,200      68,184
AT&T Corp.                                  26,900     487,966
AT&T Wireless Services, Inc. (b)            18,800     270,156
Bellsouth Corp.                              9,000     343,350
Nextel Communications, Inc. (b)              4,600      50,416
Qwest Communications
International, Inc.                         32,300     456,399
SBC Communications, Inc.                    20,800     814,736
Sprint Corp. (PCS Group) (b)                16,600     405,206
Verizon Communications, Inc.                33,300   1,580,418
WorldCom, Inc. -
WorldCom Group (b)                          36,300     511,104
WorldCom, Inc. - MCI Group                     600       7,620
                                                    ----------
                                                     4,995,555
                                                    ----------
TOBACCO (1.2%)
Philip Morris Companies, Inc.               38,100   1,746,885
                                                    ----------
TRANSPORTATION SERVICES (0.0%)
FedEx Corp. (b)                                900      46,692
GATX Corp.                                     600      19,512
                                                    ----------
                                                        66,204
                                                    ----------
UTILITIES (1.6%)
Ameren Corp.                                 1,900      80,370
Cinergy Corp.                                3,500     117,005
CMS Energy Corp.                             4,900     117,747
Dominion Resources, Inc.                       800      48,080
DTE Energy Co.                               5,300     222,282
Edison International (b)                    12,600     190,260
Entergy Corp.                                9,100     355,901
FirstEnergy Corp.                            1,000      34,980
Florida Power & Light, Inc.                  3,700     208,680
PG&E Corp.                                  13,300     255,892
Pinnacle West Capital Corp.                  2,400     100,440
Potomac Electric Power Co.                   1,600      36,112
PPL Corp.                                    3,400     118,490
Progress Energy, Inc.                        4,900     220,647
Wisconsin Energy Corp.                       1,800      40,608
Xcel Energy, Inc.                            6,700     185,858
                                                    ----------
                                                     2,333,352
                                                    ----------
TOTAL COMMON STOCKS                                 90,044,352
                                                    ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

======================================================================
SECURITY DESCRIPTION                         PRINCIPAL       VALUE
======================================================================
 ASSET BACKED SECURITIES (2.5%)

 AUTOMOBILES (1.4%)
 Daimler Benz Vehicle Trust,
 Series 98-A, Class A4,
 5.22%, 12/22/03                             $  581,728  $     588,088
 Daimler Chrysler Auto Trust, Series
 00-D, Class A3, 6.66%, 01/08/05              1,500,000      1,555,078
                                                         -------------
                                                             2,143,166
                                                         -------------
 FINANCIAL PRODUCTS / SERVICES (1.1%)
 Ford Credit Auto Owner Trust, Series
 00-A, Class A4, 7.09%, 11/17/03              1,547,860      1,586,851
                                                         -------------
 TOTAL ASSET BACKED SECURITIES                               3,730,017
                                                         -------------

 CORPORATE BONDS (8.1%)
 AUTOMOTIVE PARTS AND SUPPLIES (0.0%)
 Breed Technologies, Inc.,
 9.25%, 04/15/08 **                             125,000             50
                                                         -------------
 BANKS (1.1%)
 Banc One Corp., 7.88%, 08/01/10                130,000        143,145
 Bank of America Corp., 7.40%,
 01/15/11                                       265,000        284,139
 Bank One Capital III,
 8.75%, 09/01/30                                 30,000         33,159
 BB&T Corp., 6.50%, 08/01/11                    230,000        232,268
 Dresdner Funding Trust I, 8.15%,
 06/30/31 *                                      60,000         63,992
 National Australia Bank, 8.60%,
 05/19/10                                        80,000         91,629
 National City Bank, Series BKNT,
 6.20%, 12/15/11                                130,000        127,272
 Standard Chartered Bank, 8.00%,
 05/30/31 *                                      40,000         40,684
 Suntrust Bank, 6.38%, 04/01/11                 255,000        258,925
 U.S. Bank National Association
 Minnesota, Series BKNT, 6.38%,
 08/01/11                                       235,000        237,049
 Washington Mutual Bank, 6.88%,
 06/15/1102/01/11                                75,000         76,960
 Wells Fargo & Co., 6.45%,                       90,000         91,895
                                                         -------------
                                                             1,681,117
                                                         -------------
 BROADCAST MEDIA / CABLE TELEVISION (0.3%)
 Adelphia Communications Corp.,
 9.50%, 02/15/04                                 13,844         13,619
 AOL Time Warner, Inc., 7.63%,
 04/15/31                                       180,000        190,399
 TCI Communications, Inc., 7.88%,
 02/15/26                                       215,000        222,160
                                                         -------------
                                                               426,178
                                                         -------------
 CHEMICALS / DIVERSIFIED (0.0%)
 Rohm & Haas Co., 7.85%, 07/15/29                20,000         22,275
                                                         -------------
 CRUDE PETROLEUM AND NATURAL GAS (0.4%)
 Devon Financing Corp. ULC,
 7.88%, 09/30/31 *                               25,000         25,303
 Kerr-McGee Corp., 7.88%, 09/15/31               20,000         21,076
 Lasmo (USA), Inc., 7.30%, 11/15/27             100,000        104,757
 Occidental Petroleum Corp., 7.65%,
 02/15/06                                       295,000        313,748

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL       VALUE
======================================================================
CORPORATE BONDS (CONTINUED)
CRUDE PETROLEUM AND NATURAL GAS (CONTINUED)
Williams Companies, Inc.,
Series A, 7.50%, 01/15/31                      $105,000     $  102,292
                                                         -------------
                                                               567,176
                                                         -------------
DIVERSIFIED MANUFACTURING OPERATIONS (0.1%)
Honeywell International, Inc., 6.13%,
11/01/11                                         90,000         89,052
                                                         -------------

DRUGS (0.0%)
American Home Products, 6.70%,
03/15/11                                         35,000         36,265
                                                         -------------
FINANCIAL PRODUCTS / SERVICES (2.2%)
Ahold Finance USA, Inc., 6.88%,
05/01/29                                         15,000         14,421
Citigroup, Inc., 7.25%, 10/01/10                485,000        519,766
Duke Capital Corp., 7.50%, 10/01/09             115,000        121,880
Ford Motor Credit Co., 7.38%,
10/28/09                                        725,000        714,064
Ford Motor Credit Co., 7.38%,
02/01/11                                        365,000        358,742
General Motors Acceptance
Corp., 6.88%, 09/15/11                           55,000         53,876
General Motors Acceptance Corp.,
8.00%, 11/01/31                                  60,000         61,067
Household Finance Corp., 8.00%,
07/15/10                                        185,000        199,150
Ing Cap Funding Trust III, 8.44%,
12/29/49                                        190,000        207,324
Morgan Stanley Capital I, 6.22%,
06/03/30                                        563,283        585,250
Morgan Stanley Dean Witter & Co.,
6.75%, 04/15/11                                 125,000        127,884
Nisource Finance Corp., 7.88%,
11/15/10                                         70,000         72,445
UBS Preferred Funding Trust I,
8.62%, 10/01/49                                 135,000        150,215
Verizon Global Funding Corp.,
7.25%, 12/01/10                                 210,000        224,940
                                                         -------------
                                                             3,411,024
                                                         -------------
FOOD & BEVERAGE (0.2%)
Albertson's, Inc., 7.50% 02/15/11                40,000         42,878
Coca-Cola Enterprises, Inc., 5.38%,
08/15/06                                        250,000        253,085
Conagra Foods, Inc., 6.75%, 09/15/11             25,000         25,541
Delhaize America, Inc.,
9.00%, 04/15/31 *                                20,000         23,973
                                                         -------------
                                                               345,477
                                                         -------------
HEALTHCARE (0.0%)
Tenet Healthcare Corp., 6.38%,
12/01/11                                         35,000         33,850
                                                         -------------
HOTELS / MOTELS (0.1%)
Cendant Corp., 7.75%, 12/01/03                  150,000        152,520
                                                         -------------
INDUSTRIAL SUPPLIES (0.1%)
Lowe's Companies, Inc., 6.88%,
02/15/28                                        125,000        125,055
                                                         -------------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
 CORPORATE BONDS (CONTINUED)
 INSURANCE (0.1%)
 Metlife, Inc., 6.13%, 12/01/11                $   80,000  $    79,288
                                                           -----------

 METALS & MINING (0.1%)
 Alcoa, Inc., 6.00%, 01/15/12                      85,000       84,384
                                                           -----------
 MOTOR VEHICLES (0.3%)
 Daimler Chrysler NA Holding Corp.,
 8.50%, 01/18/31                                   85,000       90,738
                                                           -----------
 General Motors Corp., 7.20%,
 01/15/11                                         360,000      360,667
                                                           -----------
                                                               451,405
                                                           -----------
 NATURAL GAS TRANSMISSION (0.2%)

 El Paso Natural Gas Co.,
 6.95%, 12/15/07                                  250,000      252,115
 Kinder Morgan Energy Partners, L.P.,
 7.40%, 03/15/31                                   40,000       40,134
 TransCanada Pipelines Ltd., 8.63%,
 05/15/12                                          35,000       39,741
                                                           -----------
                                                               331,990
                                                           -----------
 OIL & GAS (0.1%)
 Amerada Hess Corp.,
 7.88%, 10/01/29                                  110,000      118,286
                                                           -----------
 PAPER & FOREST PRODUCTS (0.1%)
 International Paper Co., 6.75%,
 09/01/11                                          60,000       60,672
 Westvaco Corp., 8.20%, 01/15/30                   15,000       15,909
                                                           -----------
                                                                76,581
                                                           -----------
 RAILROADS (0.2%)
 Burlington Northern Santa Fe Corp.,
 7.95%, 08/15/30                                   55,000       61,223
 Norfolk Southern Corp., 7.80%,
 05/15/27                                         125,000      136,323
 Union Pacific Corp., 6.63%, 02/01/29              40,000       38,461
                                                           -----------
                                                               236,007
                                                           -----------
 RETAIL (0.2%)
 Federated Department Stores, Inc.,
 6.90%, 04/01/29                                   55,000       51,373
 Kroger Co., 6.80%. 04/01/11                      105,000      107,695
 Target Corp., 7.00%, 07/15/31                    120,000      126,143
                                                           -----------
                                                               285,211
                                                           -----------
 TELECOMMUNICATIONS (1.8%)
 AT&T Corp., 7.30%, 11/15/11 *                    215,000      220,251
 AT&T Wireless Services, Inc.,
 7.88%, 03/01/11                                  135,000      144,316
 AT&T Wireless Services, Inc.,
 8.75%, 03/01/31                                   35,000       39,669
 BellSouth Capital Funding, 7.88%,
 02/15/30                                         295,000      337,531
 British Telecom PLC, 8.38%,
 12/15/10                                         160,000      177,105
 British Telecom PLC, 8.88%,
 12/15/30                                          30,000       34,560
 Cingular Wireless, 6.50%, 12/15/11 *             190,000      192,500
 Cox Communications, Inc., 7.75%,
 08/15/06                                         250,000      268,392

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
======================================================================
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Cox Communications, Inc.,
7.75%, 11/01/10                                $   20,000  $    21,356

Deutsche Telekom,
8.25%, 06/15/30                                   135,000      149,833
Qwest Capital Funding, 7.90%,
08/15/10                                          170,000      172,947
Sprint Capital Corp., 5.70%, 11/15/03             550,000      560,442
Tele-Communications, Inc., 7.88%
08/01/13                                          330,000      348,576
WorldCom, Inc., 8.25%, 05/15/31                   125,000      132,132
                                                           -----------
                                                             2,799,610
                                                           -----------
UTILITIES (0.5%)
Dominion Resources, Inc., 8.13%,
06/15/10                                          200,000      220,368
DTE Energy Co., 7.05%, 06/01/11                    60,000       61,917

FirstEnergy Corp., Series B, 6.45%,
11/15/11                                          105,000      102,444
Pacificorp, 7.70%, 11/15/31                        55,000       55,848
Progress Energy, Inc., 7.10%,
03/01/11                                           75,000       77,947
Xcel Energy, Inc., 7.00%, 12/01/10                250,000      252,509
                                                           -----------
                                                               771,003
                                                           -----------
TOTAL CORPORATE BONDS                                       12,123,834
                                                           -----------
MORTGAGE-BACKED SECURITIES (22.6%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.4%)
Pool #C00785, 6.50%, 06/01/29                     194,713      195,733
Pool #G01155, 6.50%, 08/01/30                     480,488      483,272
TBA, 6.50%, 02/01/32                            3,000,000    2,990,625
                                                           -----------
                                                             3,669,630
                                                           -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.2%)
6.50%, 07/01/28, Pool #436695                     117,414      118,003
6.50%, 01/01/29, Pool #459901                      33,347       33,515
6.50%, 06/01/29, Pool #479527                     728,578      731,766
6.50%, 07/01/29, Pool #507401                      41,876       42,059
6.50%, 08/01/29, Pool #509846                      24,569       24,676
6.50%, 08/01/29, Pool #508698                      18,425       18,506
6.50%, 08/01/29, Pool #508502                      57,953       58,206
6.50%, 08/01/29, Pool #252645                     593,456      596,054
6.50%, 10/01/29, Pool #509440                      97,938       98,367
 6.50%, 10/01/29, Pool #511229                     19,633       19,719
6.50%, 11/01/29, Pool #519775                      64,734       65,017
7.25%, 05/15/30                                   735,000      829,980
7.00%, 08/01/31, Pool #590944                     656,117      669,240
6.50%, 10/01/31, Pool #606827                     243,474      243,869
TBA, 6.00%, 01/01/17                            1,400,000    1,402,625
TBA, 6.00%, 01/01/32                            4,620,000    4,514,609
TBA, 6.50%, 02/01/32                           11,950,000   11,901,458
                                                           -----------
                                                            21,367,669
                                                           -----------
FINANCIAL SERVICES (4.4%)
CS First Boston Mortage Securities
Corp., Series 98-C1, Class A1B,
6.48%, 05/17/40                                 1,500,000    1,546,420
CS First Boston Mortgage Securities
Corp., Series 97-C2, Class A2,
6.52%, 07/17/35                                   805,000      840,571

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          J.P MORGAN NSAT BALANCED FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

===================================================================================
SECURITY DESCRIPTION                                 PRINCIPAL          VALUE
===================================================================================
 MORTGAGE-BACKED SECURITIES (CONTINUED)

 FINANCIAL SERVICES (CONTINUED)
 CS First Boston Mortgage Securities
 Corp., Series 98-C2, Class A2,
 6.30%, 11/11/30                                  $      1,000,000  $     1,018,455
 LB Commercial Conduit Mortgage
 Trust, Series 99-C2, Class A2,
 7.33%, 10/15/32                                           630,000          675,570

 LB Commerical Conduit Mortgage

 Trust, Series 98-C1, Class A3,
 6.48%, 02/18/30                                         1,000,000        1,032,546
 Merrill Lynch Mortgage Investors,
 Inc., Series 98-C2, Class A2,
 6.39%, 02/15/30                                           830,000          853,946

 Morgan Stanley Capital I, Series

 98-WF2, Class A1, 6.34%, 07/15/30                         556,365          579,335
                                                                    ---------------
                                                                          6,546,843
                                                                    ---------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.6%)
 6.50%, 06/15/28, Pool #480361                             569,548          572,828
 6.50%, 08/15/28, Pool #433954                             580,662          584,005
 6.50%, 08/15/28, Pool #482145                              35,064           35,266
 6.50%, 09/15/28, Pool #433979                             476,943          479,689
 6.50%, 10/15/28, Pool #475614                             466,033          468,717
 6.50%, 12/15/28, Pool #476959                             212,714          213,939
                                                                    ---------------
                                                                          2,354,444
                                                                    ---------------
 TOTAL MORTGAGE-BACKED SECURITIES                                        33,938,586
                                                                    ---------------

 U.S. GOVERNMENT LONG-TERM OBLIGATIONS (5.5%)
 U.S. TREASURY BONDS (3.2%)
 8.88%, 02/15/19                                           500,000          670,781
 8.00%, 11/15/21                                         1,920,000        2,429,626
 6.75%, 08/15/26                                           535,000          604,006
 6.13%, 08/15/29                                         1,065,000        1,130,314
                                                                    ---------------
                                                                          4,834,727
                                                                    ---------------
 U.S. TREASURY NOTES (2.3%)
 3.63%, 08/31/03                                            60,000           60,844
 4.63%, 05/15/06                                         3,000,000        3,041,835
 3.50%, 11/15/06                                           320,000          308,475
                                                                    ---------------
                                                                          3,411,154
                                                                    ---------------
 TOTAL U.S. GOVERNMENT
 LONG-TERM OBLIGATIONS                                                    8,245,881
                                                                    ---------------

===================================================================================
SECURITY DESCRIPTION                              PRINCIPAL         VALUE
===================================================================================
REPURCHASE AGREEMENT (14.9%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Strip)                             $     22,353,098  $    22,353,098
                                                                    ---------------
TOTAL REPURCHASE AGREEMENT                                               22,353,098
                                                                    ---------------
TOTAL INVESTMENTS
(COST $173,331,742) (a) - (113.7%)                                      170,435,768

LIABILITIES IN EXCESS

OF OTHER ASSETS - (-13.7%)
                                                                        (20,560,629)
                                                                    ---------------
TOTAL NET ASSETS - (100.0%)                                         $   149,875,139
                                                                    ===============

(a) Cost for federal income taxes is $175,446,052 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,114,310. Net unrealized appreciation (depreciation) of securities as follows:
       Unrealized appreciation                    $ 8,611,192
       Unrealized depreciation                    (13,621,476)
                                                 -------------
       Net unrealized depreciation               $ (5,010,284)
                                                 =============
(b)  Denotes a non-income producing security.

*    Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond in default
TBA       To Be Announced

See notes to the financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        STRONG NSAT MID CAP GROWTH FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
==============================================================
 COMMON STOCKS (98.5%)

 ANALYTICAL INSTRUMENTS (3.9%)
 Applied Biosystems
 Group - Applera Corp.                     80,000  $3,141,600
 Waters Corp. (b)                          87,800   3,402,250
                                                   ----------
                                                    6,543,850
                                                   ----------
 BIOTECHNOLOGY (3.6%)
 Chiron Corp. (b)                          33,400   1,464,256
 Genzyme Corp. (b)                         17,000   1,017,620
 Human Genome Sciences, Inc. (b)           29,800   1,004,856
 Immunex Corp. (b)                         55,200   1,529,592
 Protein Design Labs, Inc. (b)             33,500   1,098,800
                                                   ----------
                                                    6,115,124
                                                   ----------
 CAPITAL GOODS (0.5%)
 PerkinElmer, Inc.                         25,800     903,516
                                                   ----------
 CIGARETTES (1.1%)
 Vector Group Ltd.                         56,700   1,862,595
                                                   ----------
 COMMUNICATION EQUIPMENT (3.2%)
 JDS Uniphase Corp. (b)                   259,000   2,248,120
 Juniper Networks, Inc. (b)                48,600     920,970
 ONI Systems Corp. (b)                     98,000     614,460
 Polycom, Inc. (b)                         32,400   1,103,868
 Sonus Networks, Inc. (b)                 118,600     547,932
                                                   ----------
                                                    5,435,350
                                                   ----------
 COMPUTER DATA SECURITY (1.5%)
 Check Point Software
 Technologies Ltd. (b)                     16,600     662,174
 VERITAS Software Corp. (b)                41,301   1,851,524
                                                   ----------
                                                    2,513,698
                                                   ----------
 COMPUTER EQUIPMENT (3.1%)
 Apple Computer, Inc. (b)                  78,000   1,708,200
 Network Appliance, Inc. (b)              161,300   3,527,631
                                                   ----------
                                                    5,235,831
                                                   ----------
 COMPUTER SOFTWARE & SERVICES (12.0%)
 Affiliated Computer
 Services, Inc. Class A (b)                11,900   1,262,947
 BEA Systems, Inc. (b)                     86,900   1,338,260
 Brocade Communications
 Systems, Inc. (b)                         50,200   1,662,624
 Cerner Corp. (b)                          40,300   2,012,179
 Citrix Systems, Inc. (b)                  54,200   1,228,172
 Handspring, Inc. (b)                      97,000     653,780
 Intuit, Inc. (b)                          31,100   1,330,458
 Mercury Interactive Corp. (b)             14,500     492,710
 Micromuse, Inc. (b)                       53,000     795,000
 NetIq Corp. (b)                           26,800     944,968
 Radioshack Corp.                          41,300   1,243,130
 Rational Software Corp. (b)               42,800     834,600
 Red Hat, Inc. (b)                        101,500     720,650
 Siebel Systems, Inc. (b)                  47,000   1,315,060
 Software HOLDRs Trust                     35,200   1,591,040
 Symantec Corp. (b)                        13,000     862,290
 Symbol Technologies, Inc.                 50,000     794,000
 Yahoo, Inc. (b)                           74,600   1,323,404
                                                   ----------
                                                   20,405,272
                                                   ----------

==============================================================
SECURITY DESCRIPTION                     SHARES       VALUE
==============================================================
COMMON STOCKS (CONTINUED)

CONSUMER SERVICES (0.8%)
MGM Grand, Inc. (b)                        46,000  $1,328,020
                                                   ----------
EDUCATIONAL SERVICES (0.5%)
Apollo Group, Inc. (b)                     18,800     846,188
                                                   ----------
ELECTRONICS (10.9%)
Altera Corp. (b)                           75,000   1,591,500
Broadcom Corp. Class A (b)                 48,500   1,982,195
Celestica, Inc. (b)                        40,500   1,635,795
Electronic Arts, Inc. (b)                   8,500     509,575
Flextronics International Ltd. (b)         53,000   1,271,470
Jabil Circuit, Inc. (b)                    39,800     904,256
KLA-Tencor Corp. (b)                       23,800   1,179,528
L-3 Communications
Holdings, Inc. (b)                         10,300     927,000
Maxim Integrated Products, Inc. (b)        16,900     887,419
Micron Technology, Inc. (b)                80,400   2,492,400
QLogic Corp. (b)                           21,000     934,710
Sanmina Corp. (b)                          77,900   1,550,210
TranSwitch Corp. (b)                      344,700   1,551,150
Xilinx, Inc. (b)                           29,200   1,140,260
                                                   ----------
                                                   18,557,468
                                                   ----------
ENERGY (1.1%)
Murphy Oil Corp.                           21,900   1,840,476
                                                   ----------
FINANCIAL (1.5%)
Stilwell Financial, Inc.                   32,000     871,040
USA Education, Inc.                         5,900     495,718
Washington Mutual, Inc.                    34,600   1,131,420
                                                   ----------
                                                    2,498,178
                                                   ----------
FUNERAL SERVICES (1.1%)
Service International Corp. (b)           371,100   1,851,789
HEALTHCARE (10.7%)
Abgenix, Inc. (b)                          26,900     904,916
Allergan, Inc.                             11,000     825,550
Biomet, Inc.                               50,250   1,552,725
Biotech HOLDRs Trust (b)                   12,700   1,677,670
Boston Scientific Corp. (b)                85,500   2,062,260
Caremark Rx, Inc. (b)                      54,900     895,419
King Pharmaceuticals, Inc. (b)             41,900   1,765,247
Laboratory Corporation of America
Holdings (b)                               20,500   1,657,425
McKesson Corp.                             67,900   2,539,460
Modis Professional Services, Inc. (b)      12,000     775,080
Quest Diagnostics, Inc. (b)                26,900   1,928,999
Tenet Healthcare Corp. (b)                 28,300   1,661,776
                                                   ----------
                                                   18,246,527
                                                   ----------
INTERNET (5.4%)
Ariba, Inc. (b)                           153,000     942,480
EarthLink, Inc. (b)                       154,100   1,875,397
HomeStore.com, Inc. (b)                   415,700     893,755
Internet Security, Inc (b)                 81,000   2,596,860
Interwoven, Inc. (b)                      142,900   1,391,846
Vignette Corp. (b)                        260,600   1,399,422
                                                   ----------
                                                    9,099,760
                                                   ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        STRONG NSAT MID CAP GROWTH FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
=============================================================
 COMMON STOCKS (CONTINUED)
 MANUFACTURING (1.6%)
 Integrated Device
 Technology, Inc. (b)                     102,700  $2,730,793
                                                   ----------
 METALS (0.5%)
 Gilead Sciences, Inc. (b)                 12,900     847,788
                                                   ----------
 MINING (0.6%)
 Newmont Mining Corp.                      51,800     989,898
                                                   ----------
 OIL & GAS (9.8%)
 BJ Services Co. (b)                       45,400   1,473,230
 ENSCO International, Inc.                 50,000   1,242,500
 Global Santa Fe Corp.                     46,151   1,316,227
 Nabors Industries, Inc. (b)               86,500   2,969,545
 National-Oilwell, Inc. (b)                92,000   1,896,120
 Oil Service HOLDRs Trust                  33,700   2,055,700
 Smith International, Inc. (b)             20,700   1,109,934
 Valero Energy Corp.                       24,000     914,880
 Veritas DGC, Inc. (b)                    105,000   1,942,500
 Weatherford International, Inc. (b)       45,400   1,691,604
                                                   ----------
                                                   16,612,240
                                                   ----------
 PHARMACEUTICALS (5.5%)
 Amerisourcebergen Corp.                   32,800   2,084,440
 Andrx Group (b)                           17,300   1,218,093
 Biovail Corp. (b)                         24,800   1,395,000
 IVAX Corp. (b)                            58,000   1,168,120
 MedImmune, Inc. (b)                       27,600   1,279,260
 Millenium Pharmaceuticals, Inc. (b)       43,300   1,061,283
 Zimmer Holdings, Inc. (b)                 33,800   1,032,252
                                                   ----------
                                                    9,238,448
                                                   ----------
 REAL ESTATE INVESTMENT TRUSTS (0.9%)
 Corrections Corporation
 of America (b)                            82,100   1,523,776
                                                   ----------
 RETAIL (9.5%)
 Abercrombie & Fitch Co. (b)              106,700   2,830,751
 Barnes & Noble, Inc. (b)                 115,300   3,412,880
 BJ's Wholesale Club, Inc. (b)             58,000   2,557,800
 Dollar Tree Stores, Inc. (b)              66,600   2,058,606
 J.C. Penney Co., Inc.                    112,200   3,018,180
 Staples, Inc. (b)                        114,600   2,143,020
                                                   ----------
                                                   16,021,237
                                                   ----------
 SEMICONDUCTORS (4.8%)
 Advanced Micro Devices, Inc. (b)          32,000     507,520
 Analog Devices, Inc. (b)                  19,300     856,727
 Fairchild Semiconductor
 International, Inc. (b)                   68,500   1,931,700
 International Rectifier Corp. (b)         29,300   1,021,984
 Novellus Systems, Inc. (b)                32,800   1,293,960
 Semicondutor HOLDRs Trust (b)             42,500   1,778,625
 Vitesse Semiconductor Corp. (b)           56,400     701,052
                                                   ----------
                                                    8,091,568
                                                   ----------
 TECHNOLOGY (1.4%)
 Comverse Technology, Inc. (b)             46,500   1,040,205
 Storage Technology Corp. (b)              65,000   1,343,550
                                                   ----------
                                                    2,383,755
                                                   ----------

=============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
=============================================================
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (2.5%)
Next Level Communication, Inc. (b)        225,800  $  756,430
Scientific-Atlanta, Inc.                   42,000   1,005,480
Terayon Communication
Systems, Inc. (b)                          82,000     678,222
Wireless HOLDRs
Trust Depository Receipt                   30,800   1,812,580
                                                   ----------
                                                    4,252,712
                                                   ----------
UTILITIES (0.5%)
Capstone Turbine Corp. (b)                143,400     775,794
                                                  -----------
TOTAL COMMON STOCKS                               166,751,651
                                                  -----------

=============================================================
SECURITY DESCRIPTION                  PRINCIPAL      VALUE
=============================================================

U.S. GOVERNMENT OBLIGATIONS (0.5%)

U.S. TREASURY BILLS (0.5%)
1.93%, 02/21/02                          $130,000     129,697
2.07%, 02/07/02                           250,000     249,581
3.41%, 01/17/02                           500,000     499,566
                                                  -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                     878,844
                                                  -----------
REPURCHASE AGREEMENT (1.4%)

Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by GNMA Securities)                     2,352,973   2,352,973
                                                  -----------
TOTAL REPURCHASE AGREEMENT                          2,352,973
                                                  -----------
TOTAL INVESTMENTS
(COST $160,510,140) (a) - (100.4%)                169,983,468
LIABILITIES IN EXCESS OF OTHER
ASSETS - (-0.4%)                                     (660,850)
                                                 ------------
TOTAL NET ASSETS - (100.0%)                      $169,322,618
                                                 ============

(a) Cost for federal income taxes is $162,972,131 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,461,991. Net unrealized appreciation (depreciation) of securities as follows:
       Unrealized appreciation                $   11,377,407
       Unrealized depreciation                    (4,366,070)
                                              ---------------
       Net unrealized appreciation            $    7,011,337
                                              ===============
(b)  Denotes a non-income producing security.
GNMA       General National Mortgage Association

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE STRATEGIC VALUE FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

===============================================================
SECURITY DESCRIPTION                         SHARES     VALUE
===============================================================
 COMMON STOCKS (85.4%)

 ADVERTISING SERVICES (1.3%)
 The Interpublic Group of Cos., Inc.            9,700  $286,538
                                                       --------
 AIRLINES (0.2%)
 Continental Airlines, Inc. (b)                 1,400    36,694
                                                       --------
 AUTO PARTS & EQUIPMENT (1.4%)
 Delphi Automotive Systems Corp.               23,900   326,474
                                                       --------
 AUTOMOBILES (3.8%)
 General Motors Corp. Class H                  19,200   296,640
 Nordson Corp.                                 10,500   277,305
 TRW, Inc.                                      8,100   300,024
                                                       --------
                                                        873,969
                                                       --------
 BANKS (3.0%)
 Bank One Corp.                                 6,900   269,445
 Mellon Financial Corp.                         3,500   131,670
 Wachovia Corp.                                 9,200   288,512
                                                       --------
                                                        689,627
                                                       --------
 BROADCAST MEDIA / CABLE TELEVISION (4.7%)
 Comcast Corp. Class A                         10,300   370,800
 Cox Communications, Inc. Class A               8,300   347,853
 Liberty Media Corp.                           24,700   345,800
                                                      ---------
                                                      1,064,453
                                                      ---------
 BUSINESS SERVICES (1.5%)
 Accenture Ltd.                                12,500   336,500
                                                       --------
 CHEMICALS (4.2%)
 Dow Chemical Co.                               8,600   290,508
 Praxair, Inc.                                  9,000   497,250
 Solutia, Inc.                                 12,200   171,044
                                                       --------
                                                        958,802
                                                       --------
 COMMUNICATION EQUIPMENT (1.5%)
 Corning, Inc.                                  8,700    77,604
 Motorola, Inc.                                17,900   268,858
                                                       --------
                                                        346,462
                                                       --------
 COMPUTER EQUIPMENT (1.0%)
 Compaq Computer Corp.                         24,300   237,168
                                                       --------
 COMPUTER SOFTWARE & SERVICES (3.6%)
 CNET Networks, Inc.                           25,200   226,044
 Mercury Interactive Corp.                      9,100   309,218
 Siebel Systems, Inc.                          10,100   282,598
                                                       --------
                                                        817,860
                                                       --------
 CONGLOMERATES (1.6%)
 Illinois Tool Works, Inc.                      5,300   358,916
                                                       --------
 CONSTRUCTION MATERIALS (3.0%)
 Dover Corp.                                   10,000   370,700
 Masco Corp.                                   12,900   316,050
                                                       --------
                                                        686,750
                                                       --------
 ELECTRICAL EQUIPMENT (1.3%)
 Eaton Corp.                                    4,100   305,081
                                                       --------

===============================================================
SECURITY DESCRIPTION                         SHARES      VALUE
===============================================================
COMMON STOCKS (CONTINUED)

ELECTRONICS (3.6%)
Altera Corp.(b)                                12,900  $273,738
AVX Corp.                                      10,600   250,054
Sanmina Corp. (b)                              14,800   294,520
                                                       --------
                                                        818,312
                                                       --------
ENTERTAINMENT (1.2%)
AOL Time Warner, Inc. (b)                       8,800   282,480
                                                       --------
FINANCIAL / MISCELLANEOUS (1.4%)
American Express Co.                            9,000   321,210
                                                       --------
FOOD & BEVERAGE (1.1%)
PepsiAmericas, Inc.                            18,100   249,780
                                                       --------
HEALTHCARE (3.9%)
Boston Scientific Corp. (b)                    12,100   291,852
Elan Corp., PLC (b)                             6,800   306,408
HealthSouth Corp. (b)                          19,100   283,062
                                                       --------
                                                        881,322
                                                       --------
HOUSEHOLD APPLIANCES (1.3%)
Newell Rubbermaid, Inc.                        11,000   303,270
                                                       --------
INSURANCE (4.7%)
American International Group, Inc.              4,200   333,480
CIGNA Corp.                                     4,300   398,395
Hartford Financial Services Group, Inc.         5,200   326,716
                                                      ---------
                                                      1,058,591
                                                      ---------
MANUFACTURING (1.2%)
Integrated Device Technology, Inc. (b)         10,500   279,195
                                                      ---------
MEDICAL (1.3%)
Genentech, Inc. (b)                             5,600   303,800
                                                      ---------
MEDICAL EQUIPMENT & SUPPLIES (1.4%)
Apogent Technologies, Inc. (b)                 12,200   314,760
                                                      ---------
MULTIMEDIA (1.3%)
USA Networks, Inc. (b)                         11,200   305,872
                                                      ---------
NETWORK PRODUCTS (0.5%)
Enterasys Networks, Inc. (b)                   13,400   118,590
                                                      ---------
OIL & GAS (10.2%)
Baker Hughes, Inc.                              6,000   218,820
BJ Services Co. (b)                             9,900   321,255
Devon Energy Corp.                              8,100   313,065
ENSCO International, Inc.                      13,600   337,960
Global Santa Fe Corp.                          11,571   330,005
Phillips Petroleum Co.                          7,500   451,950
Weatherford International, Inc. (b)             8,700   324,162
                                                      ---------
                                                      2,297,217
                                                      ---------
PAPER & FOREST PRODUCTS (1.4%)
Weyerhaeuser Co.                                5,700   308,256
                                                      ---------
PRINTING & PUBLISHING (2.8%)
E.W. Scripps Co. Class A                        5,600   369,600
Tribune Co.                                     7,300   273,239
                                                      ---------
                                                        642,839
                                                      ---------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE STRATEGIC VALUE FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=====================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
=====================================================================
 COMMON STOCKS (CONTINUED)

 REAL ESTATE INVESTMENT TRUSTS (0.6%)
 Archstone-Smith Trust                               5,100    $134,130
                                                            ----------
 RETAIL (6.6%)
 Federated Department Stores, Inc. (b)               9,200     376,280
 Nordstrom, Inc.                                    17,200     347,956
 Sears, Roebuck & Co.                                7,500     357,300
 Staples, Inc. (b)                                  22,300     417,010
                                                            ----------
                                                             1,498,546
                                                            ----------
 SEMICONDUCTORS (2.1%)
 Applied Materials, Inc. (b)                         3,200     128,320
 Micron Technology, Inc. (b)                        11,100     344,100
                                                            ----------
                                                               472,420
                                                            ----------
 TELECOMMUNICATIONS (3.6%)
 ADC Telecommunications, Inc. (b)                   49,600     228,160
 Sprint Corp. (PCS Group) (b)                       12,700     310,007
 Telephone & Data Systems, Inc.                      3,200     287,200
                                                            ----------
                                                               825,367
                                                            ----------
 TRANSPORTATION (1.7%)
 CNF, Inc.                                          11,300     379,115
                                                            ----------
 UTILITIES (1.4%)
 NiSource, Inc.                                     13,600     313,616
                                                            ----------
 TOTAL COMMON STOCKS                                        19,433,982
                                                            ----------

======================================================================
SECURITY DESCRIPTION                            PRINCIPAL    VALUE
======================================================================
REPURCHASE AGREEMENT (14.2%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Securities)                     $3,222,928  $ 3,222,928
                                                           -----------

TOTAL REPURCHASE AGREEMENT                                   3,222,928
                                                           -----------
TOTAL INVESTMENTS

(COST $22,643,356) (a) - (99.6%)                            22,656,910
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.4%)                  82,498
                                                           -----------
TOTAL NET ASSETS - (100.0%)                                $22,739,408
                                                           ===========

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:
       Unrealized appreciation        $ 1,643,191
       Unrealized depreciation         (1,629,637)
                                      -----------
       Net unrealized appreciation       $ 13,554
                                      ===========

     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.


See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        FEDERATED NSAT EQUITY INCOME FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
 COMMON STOCKS (67.7%)

 AUTOMOBILES (0.9%)
 Ford Motor Co.                              29,000  $  455,880
                                                     ----------
 BANKS (2.2%)
 Bank of America Corp.                       10,500     660,975
 Wells Fargo & Co.                           11,900     517,055
                                                     ----------
                                                      1,178,030
                                                     ----------
 COMMUNICATION EQUIPMENT (0.5%)
 Nokia Corp. ADR                             10,900     267,377
                                                     ----------
 COMPUTER SOFTWARE & SERVICES (2.4%)
 Microsoft Corp. (b)                         18,900   1,252,125
 COMPUTERS / HARDWARE (3.2%)
 Dell Computer Corp. (b)                     20,000     543,600
 International Business Machines Corp.        9,300   1,124,928
                                                     ----------
                                                      1,668,528
                                                     ----------
 DIVERSIFIED FINANCIAL SERVICES (9.2%)
 Citigroup, Inc.                             33,666   1,699,460
 Goldman Sachs Group, Inc.                    8,800     816,200
 Lehman Brothers Holdings, Inc.              18,200   1,215,760
 Morgan Stanley Dean Witter & Co.            19,800   1,107,612
                                                     ----------
                                                      4,839,032
                                                     ----------
 FOOD & BEVERAGE (4.1%)
 Anheuser-Busch Cos., Inc.                   17,500     791,175
 PepsiCo, Inc.                               27,870   1,356,990
                                                     ----------
                                                      2,148,165
                                                     ----------
 HEALTHCARE (2.3%)
 Baxter International, Inc.                  22,200   1,190,586
                                                     ----------
 HOUSEHOLD PRODUCTS (1.2%)
 Procter & Gamble Co.                         8,200     648,866
                                                     ----------
 INDUSTRIAL GOODS & SERVICES (2.9%)
 General Electric Co.                        38,700   1,551,096
                                                     ----------
 INSURANCE (4.4%)
 American International Group, Inc.          13,900   1,103,660
 Marsh & McLennan Cos., Inc.                  7,950     854,228
 Prudential Financial, Inc. (b)               6,200     360,840
                                                     ----------
                                                      2,318,728
                                                     ----------
 MACHINERY (1.4%)
 Ingersoll-Rand Co.                          17,763     742,671
                                                     ----------
 MEDIA (3.8%)
 Omnicom Group                               12,728   1,137,243
 The Walt Disney Co.                         42,200     874,384
                                                     ----------
                                                      2,011,627
                                                     ----------
 METALS & MINING (1.2%)
 Alcoa, Inc.                                 18,000     639,900
                                                     ----------
 OIL & GAS (5.3%)
 Chevron Texaco Corp.                        14,500   1,299,345
 Exxon Mobil Corp.                           38,716   1,521,539
                                                     ----------
                                                      2,820,884
                                                     ----------

===============================================================
SECURITY DESCRIPTION                        SHARES      VALUE
===============================================================
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (10.9%)
Abbott Laboratories                           9,800  $  546,350
American Home Products Corp.                 19,200   1,178,111
Bristol-Myers Squibb Co.                     17,300     882,300
Johnson & Johnson Co.                        12,700     750,570
Pfizer, Inc.                                 23,325     929,501
Pharmacia Corp.                              27,477   1,171,894
Schering-Plough Corp.                        10,500     376,005
                                                     ----------
                                                      5,834,731
                                                     ----------
RETAIL (4.8%)
Home Depot, Inc.                             21,110   1,076,821
Target Corp.                                 19,500     800,475
Wal-Mart Stores, Inc.                        11,900     684,845
                                                     ----------
                                                      2,562,141
                                                     ----------
SEMICONDUCTORS (4.0%)
Applied Materials, Inc. (b)                  11,700     469,170
Intel Corp.                                  32,400   1,018,980
Texas Instruments, Inc.                      21,600     604,800
                                                     ----------
                                                      2,092,950
                                                     ----------
TELECOMMUNICATION SERVICES (2.5%)
SBC Communications, Inc.                     18,700     732,479
Verizon Communications, Inc.                 12,200     579,012
                                                     ----------
                                                      1,311,491
                                                     ----------
UTILITIES - NATURAL GAS (0.5%)
Kinder Morgan Energy Partners, LP             6,900     260,958
                                                     ----------
TOTAL COMMON STOCKS                                  35,795,766
                                                     ----------
CONVERTIBLE PREFERRED STOCKS (18.8%)

AEROSPACE / DEFENSE (2.6%)
Northrop Grunman Corp., 7.25%                 5,500     612,700
Raytheon Co., 8.25%                          12,700     708,025
                                                     ----------
                                                      1,320,725
                                                     ----------
COMMUNICATION EQUIPMENT (0.9%)
Motorola, Inc., 7.00%                        10,500     490,770
                                                     ----------
CONSULTING SERVICES (1.9%)
Electronic Data Systems, 7.63%               18,100   1,018,125
                                                     ----------
CONSUMER PRODUCTS (0.5%)
Estee Lauder, 6.25%                           4,400     286,880
                                                     ----------
ELECTRIC UTILITIES (1.0%)
Cinergy Corp., 9.50% (b)                     10,000     552,000
                                                     ----------
FOODS (2.1%)
Suiza Foods Corp., 5.50%                     22,300   1,092,700
                                                     ----------
INSURANCE (0.9%)
Metlife, Inc., 8.00%                          4,700     466,240
                                                     ----------
INVESTMENT COMPANIES (1.2%)
Equity Secs Trust I, 6.50%                   14,500     645,250
                                                     ----------
MEDIA (1.0%)
Cox Communications, Inc.,
PRIDES, 7.00%                                 9,300     513,081
                                                     ----------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        FEDERATED NSAT EQUITY INCOME FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=========================================================================
SECURITY DESCRIPTION                            SHARES          VALUE
=========================================================================
 CONVERTIBLE PREFERRED STOCKS (CONTINUED)

 PAPER & FOREST PRODUCTS (2.1%)
 Boise Cascade Corp. (b)                              8,500   $  462,825
 International Paper Co., 5.25%                      14,100      653,888
                                                              ----------
                                                               1,116,713
                                                              ----------
 RAILROADS (1.6%)
 Union Pacific Corp., 6.25%                          17,500      831,250
                                                              ----------
 TELECOMMUNICATIONS (1.9%)
 Mediaone Group, 7.00%                               37,200    1,009,980
                                                              ----------
 UTILITIES (1.1%)
 Sierra Pacific Resources, 9.00%                     10,700      572,450
                                                              ----------
 TOTAL CONVERTIBLE PREFERRED STOCKS                            9,916,164
                                                              ----------

========================================================================
 SECURITY DESCRIPTION                      PRINCIPAL          VALUE
========================================================================
 CONVERTIBLE BONDS (10.4%)

 COMMERCIAL SERVICES (1.1%)
 Cendant Corp., 7.75%, 08/17/04            $         12,500      602,750
                                                              ----------
 COMPUTER SOFTWARE & SERVICES (0.7%)
 Symantec Corp., 3.00%, 11/01/06                    300,000      364,125
                                                              ----------
 ELECTRIC UTILITIES (1.2%)
 Reliant Energy, Inc., 0.00%, 09/15/29               12,700      647,573
                                                              ----------
 ELECTRONIC EQUIPMENT (0.7%)
 Agilent Technologies, Inc., 3.00%,
 12/01/21                                           350,000      390,688
                                                              ----------
 HEALTHCARE (3.1%)
 Amerisource Health, 5.00%,
 12/01/07**                                         640,000      899,200
                                                              ----------
 Amerisource Health,
 5.00%, 12/01/07                                    150,000      210,750
 Anthem, Inc. 6.00%, 11/15/04                         8,000      512,000
                                                              ----------
                                                               1,621,950
                                                              ----------
 MEDIA (1.0%)
 AT&T Corp. Liberty Media, 3.25%,
 03/15/31**                                         520,000      508,950
                                                              ----------
 OIL & GAS (1.0%)
 Kerr-McGee Corp., 5.25%, 02/15/10                  470,000      524,050
                                                              ----------
 SEMICONDUCTORS (1.6%)
 LSI Logic Corp., 4.00%, 11/01/06                   550,000      501,875
 Photronics,Inc., 4.75%, 12/15/06                   300,000      328,875
                                                              ----------
                                                                 830,750
                                                              ----------
 TOTAL CONVERTIBLE BONDS                                       5,490,836
                                                              ----------

========================================================================
SECURITY DESCRIPTION                       PRINCIPAL          VALUE
========================================================================
REPURCHASE AGREEMENT (5.8%)
Fifth Third Bank,1.37%, 01/02/02
(Fully collateralized by
Freddie Mac Gold Securities)                    $ 3,073,825   $3,073,825
                                                              ----------
TOTAL REPURCHASE AGREEMENT                                     3,073,825
                                                              ----------
TOTAL INVESTMENTS
(COST $54,392,160) (a) - (102.7%)                             54,276,591
LIABILITIES IN EXCESS OF OTHER
ASSETS - (-2.7%)                                              (1,428,341)
                                                             -----------
NET ASSETS - (100.0% )                                       $52,848,250
                                                             ===========

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:
       Unrealized appreciation                  $ 3,104,081
       Unrealized depreciation                   (3,219,650)
                                                -----------
       Net unrealized depreciation               $ (115,569)
                                                ===========
     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.
** Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

ADR         American Depositary Receipt
PRIDES      Preferred Redeemable Increased
            Dividend Equity Security

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001
==============================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
==============================================================
 CORPORATE BONDS (87.0%)

 AEROSPACE / DEFENSE (0.6%)
 Alliant Techsystems, Inc., 8.50%,
 05/15/11                                  $325,000  $ 339,625
 Anteon Corp., Sr. Sub. Note,
 12.00%, 05/15/09                           325,000    349,375
                                                     ---------
                                                       689,000
                                                     ---------
 AUTOMOTIVE (3.9%)
 Accuride Corp., Series B, 9.25%,
 05/01/08                                   175,000     91,875
 Aftermarket Technology Corp.,
 12.00%, 08/01/04                           100,000    102,500
 Aftermarket Technology Corp.,
 Series D, 12.00%, 08/01/04                 150,000    153,750
 American Axle & Manufacturing,
 Sr. Sub. Note, 9.75%, 03/01/09             800,000    844,000
 Arvin Industries, Inc., 7.13%,
 03/15/09                                   550,000    510,235
 Collins and Aikman Products,
 10.75%, 12/31/11 *                         550,000    552,750
 Dana Corp., 9.00%, 08/15/11 *              600,000    555,000
 Lear Corp., 8.11%, 05/15/09              1,550,000  1,566,523
 Lear Corp., Series B,
 7.96%, 05/15/05                            100,000    101,920
                                                     ---------
                                                     4,478,553
                                                     ---------
 BANKING (1.1%)
 GS Escrow Corp., 7.13%, 08/01/05         1,250,000  1,255,175
                                                     ---------
 BEVERAGE & TOBACCO (0.7%)
 Constellation Brands, Inc., 8.00%,
 02/15/08                                   550,000    555,500
 Dimon, Inc., 8.88%, 06/01/06               100,000    103,500
 Dimon, Inc., 9.63%, 10/15/11 *             150,000    156,750
                                                     ---------
                                                       815,750
                                                     ---------
 BROADCAST RADIO & TV (4.6%)
 ACME Television LLC, Series B,
 0/10.88%, 09/30/04                         600,000    579,000
 Chancellor Media Corp.,
 Sr. Sub. Note, 8.00%, 11/01/08           1,100,000  1,152,249
 Fox Sports Networks LLC,
 8.88%, 08/15/07                            250,000    264,063
 Fox Sports Networks LLC,
 Sr. Disc. Note, 0/9.75%, 08/15/07        1,100,000  1,101,375
 Liberty Media Group,
 7.75%, 07/15/09                            550,000    557,002
 Lin Television Corp., 8.00%,
 01/15/08                                   200,000    205,000
 Orion Network Systems, 11.25%,
 01/15/07                                   550,000    283,250
 Sinclair Broadcast Group, Inc.,
 8.75%, 12/15/07                            400,000    404,000
 Sinclair Broadcast Group, Inc.,
 8.75%, 12/15/11 *                          475,000    477,375
 XM Satellite Radio, Inc., 14.00%,
 03/15/10                                   250,000    198,750
                                                     ---------
                                                     5,222,064
                                                     ---------
 BUILDING & DEVELOPMENT (1.3%)
 American Builders & Contractors
 Supply Co., 10.63%, 05/15/07               250,000    251,250

==============================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
==============================================================
CORPORATE BONDS (CONTINUED)

BUILDING & DEVELOPMENT (CONTINUED)
NCI Building Systems, Inc.,
Series B, 9.25%, 05/01/09                  $425,000  $ 414,375
Nortek, Inc., 9.13%, 09/01/07               350,000    358,750
WCI Communities, Inc.,
10.63%, 02/15/11                            450,000    468,000
                                                     ---------
                                                     1,492,375
                                                     ---------
BUSINESS EQUIPMENT & SERVICES (1.8%)
Buhrmann US, Inc.,
12.25%, 11/01/09                            600,000    606,000
Fisher Scientific International, Inc.,
9.00%, 02/01/08                             525,000    543,375
Fisher Scientific International, Inc.,
9.00%, 02/01/08                             625,000    646,875
Global Imaging Systems, 10.75%,
02/15/07                                    200,000    201,000
U.S. Office Products Co.,
Sr. Sub. Note, 9.75%, 06/15/08 **           475,000     11,875
                                                     ---------
                                                     2,009,125
                                                     ---------
CABLE TELEVISION (7.8%)
Charter Communication Holdings,
0/13.50%, 01/15/11                        2,625,000  1,732,500
Charter Communications Holdings,
Sr. Disc Note, 0/9.92%, 04/01/11          2,600,000  1,884,999
CSC Holdings, Inc.,
7.88%, 12/15/07                             100,000    104,004
CSC Holdings, Inc.,
9.88%, 02/15/13                             250,000    258,750
Diamond Cable
Communications PLC,
0/10.75%, 02/15/07                          125,000     29,375
Echostar Broadband Corp.,
Sr. Note, 10.38%, 10/01/07                1,100,000  1,155,000
Echostar DBS Corp.,
9.38%, 02/01/09                             350,000    362,250
Lenfest Communications, Inc.,
8.25%, 02/15/08                             100,000    105,959
NTL, Inc., 0/12.38%, 10/17/08             1,350,000    334,125
NTL, Inc., Series B, 0/9.75%,
04/01/08                                  2,550,000    726,750
Pegasus Satellite,
0/13.50%, 03/01/07                          500,000    287,500
Quebecor Media, Inc., 0/13.75%,
07/15/11                                    425,000    257,125
Quebecor Media, Inc., 8.88%,
05/15/11                                    500,000    535,000
Telewest Communications PLC,
0/11.00%, 10/01/07                        1,025,000    738,000
Telewest Communications PLC,
11.25%, 11/01/08                             50,000     37,625
Telewest Communications PLC,
0/9.25%, 04/15/09                           250,000    105,000
UIH Australia/Pacific, Series B,
0/14.00%, 05/15/06**                        200,000      9,000
United International, Inc., Sr. Disc.
Note, 0/10.75%, 02/15/08                    525,000    112,875

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==============================================================
SECURITY DESCRIPTION PRINCIPAL             VALUE
==============================================================
 CORPORATE BONDS (CONTINUED)

 CABLE TELEVISION (CONTINUED)
 United Pan-Europe Communications,
 0/12.50%, 08/01/09                      $  727,000   $ 76,335
 United Pan-Europe Communications,
 0/13.38%, 11/01/09                         875,000     91,875
                                                     ---------
                                                     8,944,047
                                                     ---------
 CHEMICALS & PLASTICS (3.3%)
 Airgas, Inc., 9.13%, 10/01/11              400,000    424,000
 Compass Minerals Group, 10.00%,
 08/15/11 *                                 150,000    156,375
 Equistar Chemical, 10.13%,
 09/01/08                                   450,000    455,625
 Foamex, 9.88%, 06/15/07                    100,000     74,500
 Foamex, Sr. Sub. Note,
 13.50%, 08/15/05                           375,000    309,375
 General Chemical Industries,
 Sr. Note, 10.63%, 05/01/09                 300,000    235,500
 Huntsman Corp., 9.50%, 07/01/07 *          275,000     48,125
 Huntsman Corp., 10.13%, 07/01/09           325,000    310,375
 Lyondell Chemical Co., 9.63%,
 05/01/07                                   325,000    328,250
 Lyondell Chemical Co., 10.88%,
 05/01/09                                   900,000    841,500
 OM Group, Inc., 9.25%, 12/15/11 *          250,000    253,750
 Texas Petrochem Corp., 11.13%,
 07/01/06                                   400,000    330,000
                                                     ---------
                                                     3,767,375
                                                     ---------
 CLOTHING & TEXTILES (0.7%)
 GFSI, Inc., Series B,
 9.63%, 03/01/07                            475,000    301,625
 Glenoit Corp., Sr. Sub. Note,
 11.00%, 04/15/07 **                        125,000          1
 Pillowtex Corp., Sr. Sub. Note,
 10.00%, 11/15/06 **                        150,000      1,500
 Pillowtex Corp., Sr. Sub. Note,
 Series B, 9.00%, 12/15/07 **               200,000      2,000
 William Carter, 10.88%, 08/15/11 *         500,000    540,000
                                                     ---------
                                                       845,126
                                                     ---------
 CONGLOMERATES (0.3%)
 Eagle-Picher Industries, Inc.,
 Sr. Sub. Note, 9.38%, 03/01/08             725,000    380,625
                                                     ---------
 CONSUMER PRODUCTS (4.8%)
 Albecca, Inc., Sr. Sub. Note,
 10.75%, 08/15/08                           500,000    517,500
 American Greetings Corp., 11.75%,
 07/15/08 *                                 275,000    279,125
 Amscan Holdings, Inc., 9.88%,
 12/15/07                                   550,000    437,250
 Armkel Finance, Inc.,
 9.50%, 08/15/09 *                          250,000    263,750
 Chattem, Inc., Sr. Sub. Note,
 Series B, 8.88%, 04/01/08                  525,000    511,875
 Diamond Brands, Inc., Sr. Disc.
 Note, 0/12.88%, 04/15/09 **                 50,000        750
 Josten's, Inc., 12.75%, 05/01/10           450,000    504,000
 Levi Strauss, 11.63%, 01/15/01             450,000    403,875
 Playtex Products, Inc.,
 9.38%, 06/01/11                            550,000    580,249

==============================================================
SECURITY DESCRIPTION                     PRINCIPAL    VALUE
==============================================================
CORPORATE BONDS (CONTINUED)

CONSUMER PRODUCTS (CONTINUED)
Revlon Consumer Products Corp.,
8.63%, 02/01/08                          $  650,000   $276,250
Sealy Mattress Co., Sr. Disc. Note,
Series B, 0/10.88%, 12/15/07                375,000    315,000
Sealy Mattress Co., Sr. Sub. Note,
Series B, 9.88%, 12/15/07                   225,000    223,875
Sleepmaster LLC, 11.00%,
05/15/09 **                                 175,000     36,750
True Temper Sports, Inc., Series B,
10.88%, 12/01/08                            350,000    357,000
United Industries, Series B, 9.88%,
04/01/09                                    550,000    519,750
Volume Services America, Inc.,
Sr. Sub. Note, 11.25%, 03/01/09             250,000    243,750
                                                     ---------
                                                     5,470,749
                                                     ---------
CONTAINER & GLASS PRODUCTS (3.2%)
Huntsman Packaging Corp.,
13.00%, 06/01/10                            500,000    523,750
Owens-Illinois, Inc., Sr. Note,
7.85%, 05/15/04                             400,000    386,000
Owens-Illinois, Inc.,
8.10%, 05/15/07                             325,000    297,375
Owens-Illinois, Inc., Sr. Note,
7.15%, 05/15/05                             850,000    786,249
Plastipak Holdings,
10.75%, 09/01/11 *                          575,000    606,625
Russell Stanley Holding, Inc.,
9.00%, 11/30/08 *                            26,666     20,133
Sealed Air Corp., 8.75%, 07/01/08 *         450,000    450,968
Tekni-Plex, Inc., Sr. Sub. Note,
12.75%, 06/15/10                            600,000    594,000
                                                     ---------
                                                     3,665,100
                                                     ---------
ECOLOGICAL SERVICES & EQUIPMENT (2.9%)
Allied Waste North America, Inc.,
8.88%, 04/01/08                             750,000    770,625
Allied Waste North America, Inc.,
8.50%, 12/01/08 *                           225,000    228,375
Allied Waste North America, Inc.,
10.00%, 08/01/09                          1,500,000  1,552,500
Allied Waste North America, Inc.,
Sr. Note, Series B, 7.63%, 01/01/06         750,000    742,500
                                                     ---------
                                                     3,294,000
                                                     ---------
ELECTRONICS (0.5%)
Fairchild Corp., Sr. Sub. Note,
10.75%, 04/15/09                            125,000     43,125
Ingram Micro, Inc., 9.88%, 08/15/08         300,000    303,000
Telecommunications Techniques Co.,
Sr. Sub. Note, 9.75%, 05/15/08              625,000    190,625
                                                     ---------
                                                       536,750
                                                     ---------
FARMING & AGRICULTURE (0.1%)
Royster-Clark, Inc.,
10.25%, 04/01/09                            150,000     98,250
                                                     ---------
FOOD & DRUG RETAIL (0.0%)
Jitney-Jungle Stores of America, Inc.,
Sr. Sub. Note, 10.38%, 09/15/07 **          100,000         10
                                                     ---------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=================================================================
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
=================================================================
 CORPORATE BONDS (CONTINUED)

 FOOD PRODUCTS (3.2%)
 Agrilink Foods, Inc.,                    $  675,000  $  631,125
 Sr. Note, 11.88%, 11/01/08
 Del Monte Corp., 9.25%, 05/15/11            625,000     653,125
 Eagle Family Foods, Inc., Series B,
 8.75%, 01/15/08                             250,000     163,750
 Land O' Lakes, Inc.,
 8.75%, 11/15/11 *                           550,000     533,500
 Michael Foods, 11.75%, 04/01/11             600,000     651,000
 New World Pasta Co., 9.25%,
 02/15/09                                    325,000     300,625
 Pilgrim's Pride Corp., 9.63%,
 09/15/11                                    450,000     477,000
 Smithfield Foods, Inc.,
 8.00%, 10/15/09 *                           275,000     283,250
                                                       ---------
                                                       3,693,375
                                                       ---------
 FOOD SERVICES (1.0%)
 Advantica Restaurant Group, Inc.,
 11.25%, 01/15/08                            100,000      70,500
 Carrols Corp., Sr. Sub. Note, 9.50%,
 12/01/08                                    525,000     504,000
 Domino's, Inc., Sr. Sub. Note,
 Series B, 10.38%, 01/15/09                  575,000     612,375
                                                       ---------
                                                       1,186,875
                                                       ---------
 FOREST PRODUCTS (2.5%)
 Georgia Pacific Corp., 7.50%,
 05/15/06                                    200,000     198,546
 Georgia Pacific Corp., 8.13%,
 05/15/11                                  1,325,000   1,301,945
 Riverwood International Co.,
 10.63%, 08/01/07                            400,000     418,000
 Riverwood International Co.,
 10.88%, 04/01/08                            250,000     253,750
 Stone Container Corp., 9.75%,
 02/01/11                                    600,000     648,000
                                                       ---------
                                                       2,820,241
                                                       ---------
 HEALTHCARE (7.2%)
 Alaris Medical Systems, 9.75%,
 12/01/06                                    200,000     191,000
 Alaris Medical Systems, 11.63%,
 12/01/06 *                                  175,000     189,875
 Alliance Imaging, 10.37%, 04/15/11          725,000     775,750
 Amerisource Bergen Corp., 8.13%,
 09/01/08                                    150,000     157,500
 Columbia/HCA Healthcare Corp.,
 6.91%, 06/15/05                             775,000     788,981
 CONMED Corp., 9.00%, 03/15/08               375,000     380,625
 Hanger Orthopedic Group, Inc.,
 11.25%, 06/15/09                            500,000     467,500
 HCA-The Healthcare Co., 8.75%,
 09/01/10                                    950,000   1,042,624
 Hudson Respiratory Care, Inc.,
 9.13%, 04/15/08                             300,000     213,000
 Insight Health Services, 9.88%,
 11/01/11 *                                  125,000     130,000
 Kinetic Concepts, Inc., Sr. Sub. Note,
 Series B, 9.63%, 11/01/07                   725,000     725,000
 Magellan Health Services, 9.38%,
 11/15/07 *                                  450,000     459,000

================================================================
SECURITY DESCRIPTION                       PRINCIPAL      VALUE
================================================================
CORPORATE BONDS (CONTINUED)
HEALTHCARE (CONTINUED)
Manor Care, Inc.,                         $  575,000  $  608,235
8.00%, 03/01/08
Owens & Minor, Inc., 8.50%,
07/15/11                                     500,000     535,000
Tenet Healthcare Corp., Series B,
8.13%, 12/01/08                              875,000     940,363
Triad Hospitals, Inc., 8.75%,
05/01/09 250,000                                         263,750
Vanguard Health Systems, 9.75%,
08/01/11 *                                   350,000     360,500
                                                       ---------
                                                       8,228,703
                                                       ---------
HOTELS, MOTELS, INNS & CASINOS (4.2%)
Courtyard By Marriott, Series B,
10.75%, 02/01/08                             300,000     307,875
Felcor Lodging LP, 9.50%,
09/15/08 *                                   300,000     301,500
Felcor Lodging LP, 8.50%, 06/01/11           300,000     291,000
Florida Panthers Holdings, Sr. Sub.
Note, 9.88%, 04/15/09                        275,000     288,750
Hilton Hotels Corp., 7.63%,
05/15/08                                     250,000     238,163
Hilton Hotels Corp.,
8.25%, 02/15/11                              400,000     381,500
HMH Properties, Inc.,
Series C, 8.45%, 12/01/08                    800,000     756,000
HMH Properties, Inc., Sr. Note,
Series A, 7.88%, 08/01/05                    100,000      95,500
HMH Properties, Inc., Sr. Note,
Series B, 7.88%, 08/01/08                    575,000     531,875
ITT Corp., 6.75%, 11/15/05                   600,000     578,268
Meristar Hospitality Corp., 10.50%,
06/15/09 *                                   200,000     203,000
Meristar Hospitalty Corp., 9.00%,
01/15/08                                     125,000     118,750
Meristar Hospitalty Corp., 9.13%,
01/15/11                                     500,000     471,250
Vail Resorts, Inc., 8.75%, 05/15/09 *        200,000     195,000
                                                       ---------
                                                       4,758,431
                                                       ---------
INDUSTRIAL PRODUCTS & EQUIPMENT (3.5%)
Amphenol Corp., 9.88%, 05/15/07              105,000     112,350
Blount, Inc., 7.00%, 06/15/05                125,000     103,750
Blount, Inc., 13.00%, 08/01/09               275,000     125,125
Cabot Safety Corp., Sr. Sub. Note,
12.50%, 07/15/05                             300,000     301,500
Euramax International PLC,
11.25%, 10/01/06                             600,000     576,000
Hexcel Corp., 7.00%, 08/01/03                 41,000      25,215
Hexcel Corp., 9.75%, 01/15/09                400,000     226,000
ISG Resources, Inc.,
10.00%, 04/15/08                             525,000     448,875
MMI Products, Inc., Series B,
11.25%, 04/15/07                             600,000     556,500
Neenah Corp., Series B, 11.13%,
05/01/07                                     400,000     218,000
Neenah Corp., Series F, 11.13%,
05/01/07                                     350,000     190,750
Unifrax Investment Corp., 10.50%,
11/01/03                                     450,000     443,250

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==================================================================
SECURITY DESCRIPTION                          PRINCIPAL    VALUE
==================================================================
 CORPORATE BONDS (CONTINUED)
 INDUSTRIAL PRODUCTS & EQUIPMENT (CONTINUED)
 Wesco Distribution, Inc.,
 Sr. Sub. Note, Series B,
 9.13%, 06/01/08                              $  700,000  $ 658,000
                                                          ---------
                                                          3,985,315
                                                          ---------
 LEISURE & ENTERTAINMENT (1.6%)
 AMF Group, Inc., Series B,
 0/12.25%, 03/15/06 **                           277,000      4,155
 Premier Parks, Inc.,
 9.25%, 04/01/06                                  50,000     50,250
 Premier Parks, Inc.,
 9.75%, 06/15/07                                 150,000    152,250
 Premier Parks, Inc.,
 0/10.00%, 04/01/08                            1,825,000  1,569,500
                                                          ---------
                                                          1,776,155
                                                          ---------
 MACHINERY & EQUIPMENT (2.9%)
 Agco Corp., 9.50%, 05/01/08                     750,000    787,500
 Briggs & Stratton Corp., 8.88%,
 03/15/11                                        350,000    364,000
 Clark Materials Handling, Inc., Sr.
 Note, Series D, 10.75%, 11/15/06 **             100,000         10
 Columbus Mckinnon Corp.,
 Sr. Sub. Note, 8.50%, 04/01/08                  600,000    561,000
 Fairchild Corp., Sr. Note, 10.38%,
 10/01/07                                        300,000    313,500
 Simonds Industries, Inc., 10.25%,
 07/01/08                                        450,000    137,250
 United Rentals, Inc., 10.75%,
 04/15/08                                        875,000    931,875
 United Rentals, Inc., Sr. Sub. Note,
 Series B, 9.00%, 04/01/09                       250,000    240,000
                                                          ---------
                                                          3,335,135
                                                          ---------
 METALS / MINING (0.1%)
 AEI Holding Co., 10.50%,
 12/15/05 *,**                                   175,000     87,938
 AEI Holding Co.,
 11.50%, 12/15/06 *,**                           250,000     30,625
                                                          ---------
                                                            118,563
                                                          ---------
 OIL & GAS (3.0%)
 Amerigas Partners, 8.88%, 05/20/11              175,000    182,000
 BRL Universal Equipment, 8.88%,
 02/15/08                                        350,000    365,750
 Comstock Resources, Inc., Sr. Note,
 11.25%, 05/01/07                                100,000     98,500
 Continental Resources, Inc., Sr. Sub.
 Note, 10.25%, 08/01/08                          225,000    196,875
 Dresser, Inc., 9.38%, 04/15/11                  625,000    650,000
 Forest Oil Corp., Sr. Sub. Note,
 10.50%, 01/15/06                                375,000    399,375
 Hanover Equipment Trust, 8.75%,
 09/01/11 *                                      450,000    468,000
 Lone Star Technologies, Inc.,
 9.00%, 06/01/11                                 450,000    380,250
 Pogo Producing Co.,
 Series B, 10.38%, 02/15/09                      375,000    406,875

==================================================================
SECURITY DESCRIPTION                          PRINCIPAL    VALUE
==================================================================
CORPORATE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Tesora Petroleum Corp., 9.63%,
11/01/08 *                                    $  300,000  $ 312,750
                                                          ---------
                                                          3,460,375
                                                          ---------
PRINTING & PUBLISHING (2.0%)
Advanstar Communications, Inc.,
12.00%, 02/15/11                                 350,000    253,750
Advanstar, Inc., Series B, 0/15.00%,
10/15/11                                         150,000     37,875
Belo Corp., 8.00%, 11/01/08                      600,000    610,074
Hollinger International, Inc., Sr. Sub.
Note, 9.25%, 03/15/07                            225,000    223,875
Primedia, Inc., 8.88%, 05/15/11                  200,000    181,000
Yell Finance BV, 0/13.50%, 08/11/11              825,000    507,375
Yell Finance BV, 10.75%, 08/01/11                425,000    459,000
Ziff Davis Media, Inc., 12.00%,
07/15/10                                         100,000     26,500
                                                          ---------
                                                          2,299,449
                                                          ---------
REAL ESTATE (0.6%)
Trizec Finance Ltd., Sr. Note,
10.87%,10/15/05                                  700,000    717,500
                                                          ---------
RETAILERS (1.4%)
Advance Stores Co., Inc., 10.13%,
04/15/08 *                                       375,000    384,375
Gap, Inc., 8.80%, 12/15/08 *                     350,000    301,525
J.C. Penney Co., Inc., 7.38%,
06/15/04                                         250,000    248,438
Michaels Stores, Inc.,
9.25%, 07/01/09                                  400,000    428,000
Petco Animal Supplies, Inc.,
10.75%, 11/01/11 *                               175,000    182,000
                                                          ---------
                                                          1,544,338
                                                          ---------
SERVICES (1.3%)
American Tower Corp., 9.38%,
02/01/09                                         475,000    383,563
Crown Castle International Corp.,
0/10.38%, 05/15/11                               450,000    283,500
Crown Castle International Corp.,
0/11.25%, 08/01/11                               950,000    598,500
Sitel Corp., Sr. Sub. Note, 9.25%,
03/15/06                                         250,000    201,250
                                                          ---------
                                                          1,466,813
                                                          ---------
STEEL (0.2%)
Republic Technologies International,
13.75%, 07/15/09 **                              200,000     14,000
Ryerson Tull, Inc., 9.13%, 07/15/06              275,000    259,875
                                                          ---------
                                                            273,875
                                                          ---------
SURFACE TRANSPORTATION (1.5%)
Allied Holdings, Inc., Sr. Note,
Series B, 8.63%, 10/01/07                        400,000    170,000
Gearbulk Holding Ltd., 11.25%,
12/01/04                                         625,000    643,750
Holt Group, 9.75%, 01/15/06 **                    50,000     1,750
Stena AB, 10.50%, 12/15/05                       175,000    177,625
Stena AB, 8.75%, 06/15/07                        800,000    732,000
                                                          ---------
                                                          1,725,125
                                                          ---------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==================================================================
SECURITY DESCRIPTION                        PRINCIPAL     VALUE
==================================================================
 CORPORATE BONDS (CONTINUED)

 TELECOMMUNICATIONS & CELLULAR (8.7%)
 Airgate PCS, Inc.,
 0/13.50%, 10/01/09                        $ 1,125,000  $  854,999
 Alamosa Delaware, Inc.,
 12.50%, 01/02/11                              225,000     228,375
 Alamosa PCS Holdings, Inc.,
 0/12.88%, 02/15/10                            850,000     522,750
 Asia Global Crossing, 13.38%,
 10/15/10                                      200,000      71,000
 CALL-NET Enterprises, Inc.,
 0/9.27%, 08/15/07                             325,000     105,625
 CALL-NET Enterprises, Inc.,
 0/8.94%, 08/15/08                             225,000      68,625
 CALL-NET Enterprises, Inc.,
 0/10.80%, 05/15/09                            550,000     134,750
 Dolphin Telecom PLC, Series B,
 0/14.00%, 05/15/09 **                         300,000       4,125
 Global Crossing Holding Ltd.,
 9.50%, 11/15/09                               950,000     128,250
 Horizon PCS, Inc.,
 13.75%, 06/15/11 *                            425,000     422,875
 Level 3 Communications, Inc.,
 0/10.50%, 12/01/08                            460,000     139,150
 Mcleod USA, Inc., 0/10.50%,
 03/01/07**                                    575,000     123,625
 Mcleod USA, Inc., 8.38%, 03/15/08             400,000      88,000
 Mcleod USA, Inc., 9.50%, 11/01/08             175,000      39,375
 Mcleod USA, Inc., 8.13%, 02/15/09             250,000      55,000
 Millicom International Cellular SA,
 0/13.50%, 06/01/06                            600,000     399,000
 Nextel Communications, Inc.,
 0/10.65%, 09/15/07                            625,000     475,000
 Nextel Communications, Inc.,
 0/9.95%, 02/15/08                           1,075,000     741,750
 Nextel Communications, Inc.,
 0/12.13%, 11/30/04                             50,000       2,500
 Nextel Communications, Inc.,
 9.38%, 11/15/09                             1,600,000   1,263,999
 Nextel Partners, Inc., 0/14.00%,
 02/01/09                                       81,000      49,005
 Nextel Partners, Inc.,
 12.50%, 11/15/09 *                            275,000     246,125
 Nextel Partners, Inc.,
 11.00%, 03/15/10                              450,000     366,750
 NEXTLINK Communications, Inc.,
 0/12.25%, 06/01/09 **                       2,000,000     160,000
 PSINet, Inc., 11.50%, 11/01/08 **              75,000       6,188
 PSINet, Inc., Series B, 10.00%,
 02/15/05 **                                   500,000      41,250
 PSINet, Inc., Series B, 11.00%,
 08/01/09 **                                   325,000      26,813
 Rogers Cantel, Inc., 8.80%, 10/01/07          150,000     147,750
 Rogers Wireless, Inc., 9.63%,
 05/01/11                                      650,000     674,375
 Tritel PCS, Inc., 0/12.75%, 05/15/09          775,000     662,625
 Triton PCS, Inc., 9.38%, 02/01/11             575,000     595,125
 Triton PCS, Inc., 8.75%, 11/15/11 *           150,000     150,750
 Triton PCS, Inc., Sr. Sub. Note,
 0/11.00%, 05/01/08                            300,000     273,000
 Viatel, Inc., 0/12.50%, 04/15/08 **           625,000       1,563

==================================================================
SECURITY DESCRIPTION                       PRINCIPAL       VALUE
==================================================================
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS & CELLULAR (CONTINUED)
Voicestream Wireless Corp.,
0/10.38%, 11/15/09                         $   569,000  $  490,051
Voicestream Wireless Corp.,
10.38%, 11/15/09                                82,000      94,300
                                                        ----------
                                                         9,854,443
                                                        ----------
UTILITIES (4.5%)
Caithness Coso Fund, Sr. Note,
Series B, 9.05%, 12/15/09                    1,125,000   1,153,125
Calpine Corp., 8.50%, 02/15/11               1,825,000   1,633,375
CMS Energy Corp., 8.90%, 07/15/08              475,000     484,500
CMS Energy Corp., 8.50%, 04/15/11              450,000     448,875
CMS Energy Corp.,
Sr. Note, 7.50%, 01/15/09                      625,000     596,875
El Paso Electric Co., Series
E, 9.40%, 05/01/11                             725,000     768,863
                                                        ----------
                                                         5,085,613
                                                        ----------
TOTAL CORPORATE BONDS                                   99,294,398
                                                        ----------

==================================================================
SECURITY DESCRIPTION                       SHARES       VALUE
==================================================================
COMMON STOCKS (0.0%)

CONTAINER & GLASS PRODUCTS (0.0%)
Russell Stanley Holdings, Inc. *                 4,000       4,000
                                                        ----------
TOTAL COMMON STOCKS                                          4,000
                                                        ----------
PREFERRED STOCKS (1.6%)
BROADCAST RADIO & TV (0.9%)
Sinclair Broadcast Group, Inc., PIK,
HYTOPS, 11.63%                                  10,175   1,002,237
                                                        ----------
CABLE TELEVISION (0.1%)
Pegasus Communications, 12.75%                     106      77,122
                                                        ----------
FOOD SERVICES (0.0%)
Nebco Evans Holdings Co., 11.25% **                299           0
                                                        ----------
HEALTHCARE (0.0%)
River Holdings Corp., Series B, PIK,
11.50%                                             739      14,965
                                                        ----------
PRINTING & PUBLISHING (0.5%)
Primedia, Inc., Series D, 10.00%                 2,625     108,938
Primedia, Inc., Series E, 9.20%                  8,000     332,000
Primedia, Inc., Series H, 8.63%                  3,650     151,475
                                                        ----------
                                                           592,413
                                                        ----------
TELECOMMUNICATIONS & CELLULAR (0.1%)
Nextel Communications, Inc., Series E,
PIK, 11.13%                                        171      84,645
                                                        ----------
TOTAL PREFERRED STOCKS                                   1,771,382
                                                        ----------
WARRANTS (0.0%)
BROADCAST RADIO & TV (0.0%)
XM Satellite Radio, expiring
03/15/10 *                                         300          75
                                                        ----------
CONSUMER PRODUCTS (0.0%)
Jostens Inc., expiring 05/01/10 *                  300       3,075
                                                        ----------

                                    Continued

=========================================================
SECURITY DESCRIPTION                 SHARES     VALUE
=========================================================

WARRANTS (CONTINUED)

CONTAINER & GLASS PRODUCTS (0.0%)
Pliant Corp., expiring 06/01/10 *       275  $        550
                                             ------------

PRINTING & PUBLISHING (0.0%)
Advanstar Holdings Corp., expiring
10/15/11                                150             2
                                             ------------

STEEL (0.0%)
Republic Technologies, expiring
7/15/09                                 200             0
                                             ------------
TOTAL WARRANTS                                      3,702
                                             ------------

=========================================================
SECURITY DESCRIPTION              PRINCIPAL      VALUE
=========================================================

REPURCHASE AGREEMENT (9.6%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by FHARM Securities) $10,909,798               10,909,798
                                             ------------

TOTAL REPURCHASE AGREEMENT                     10,909,798
                                             ------------

TOTAL INVESTMENTS
(COST $126,109,294) (a) - ( 98.2%)            111,983,280

OTHER ASSETS IN EXCESS OF
LIABILITIES - (1.8%)                            2,038,441
                                             ------------

TOTAL NET ASSETS - (100.0%)                  $114,021,721
                                             ============
---------------------------------------------------------

(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
          Unrealized appreciation         $   3,771,110
          Unrealized depreciation           (17,897,124)
                                          -------------
          Net unrealized depreciation     $ (14,126,014)
                                          =============
     Aggregate cost for federal income tax purposes is
     substantially the same.
*    Represents a restricted security
     acquired and eligible for resale under
     Rule 144A, which limits the resale to
     certain qualified buyers.
**   Bond in default
FHARM      Federal Home Adjustable Rate Mortgage
HYTOPS     High Yield Trust Offered Preferred Securities
PIK        Paid-In-Kind

See notes to the financial statements.

              NATIONWIDE(R) SEPARATE ACCOUNT TRUST

               MAS  NSAT  MULTI  SECTOR  BOND  FUND

         STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
======================================================================
U.S. GOVERNMENT AGENCIES (22.0%)

FEDERAL HOME LOAN BANK (2.8%)
3.55%, 01/11/02***                             $5,000,000  $ 4,997,875
                                                           -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.3%)
2.02%, 01/02/02***                              7,700,000    7,700,000
IE, Series 1103, Class N, 1156.5%,
06/15/21                                              101        2,250
                                                           -----------
                                                             7,702,250
                                                           -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.9%)

0.00%, 02/14/02***                              7,000,000    6,985,783
6.00%, 01/01/32 TBA**                           2,250,000    2,198,673
6.00%, 02/01/32 TBA**                             550,000      535,219

7.00%, 01/01/17 TBA**                             250,000      258,672
7.00%, 01/01/32 TBA** 13,000,000                            13,243,750
8.00%, 01/01/32 TBA**                           3,000,000    3,140,439
                                                           -----------
                                                            26,362,536
                                                           -----------
TOTAL U.S. GOVERNMENT AGENCIES                              39,062,661
                                                           -----------

======================================================================
SECURITY DESCRIPTION                           SHARES        VALUE
======================================================================

COMMON STOCKS (0.0%)

TELECOMMUNICATIONS (0.0%)
Focal Communications Corp. (b)                    112,276       68,488
                                                           -----------
TOTAL COMMON STOCK                                              68,488
                                                           -----------

======================================================================
SECURITY DESCRIPTION                           PRINCIPAL     VALUE
======================================================================

CONVERTIBLE BONDS (0.0%)

TELECOMMUNICATIONS (0.0%)
Corning, Inc., 0.00%, 11/08/05                 $  145,000       75,038
                                                           -----------
TOTAL CONVERTIBLE BONDS                                         75,038
                                                           -----------
CORPORATE BONDS (36.0%)

AEROSPACE / DEFENSE (0.9%)
Lockheed Martin, 7.75%, 05/01/26                  125,000      134,826
Northrop Grumman Corp., 7.75%,
02/15/31 120,000                                               129,955
Raytheon Co., 8.20%, 03/01/06                     180,000      195,106
Raytheon Co., 6.15%, 11/01/08                     100,000       99,333
Raytheon Co., 8.30%, 03/01/10                     280,000      310,655
Systems 2001 Asset Trust, 6.70%,
09/15/13*                                         675,529      696,446
                                                           -----------
                                                             1,566,321
                                                           -----------

AIRLINES (0.3%)
Continental Airlines, Inc., 6.90%,
01/02/18                                          390,334      343,066
US Airways, Inc., 7.08%, 03/20/21                 254,558      255,116
                                                           -----------
                                                               598,182
                                                           -----------

AUTO PARTS & EQUIPMENT (0.4%)

Collins & Aikman Products, 10.75%,
12/31/11*                                         245,000      245,613
Collins & Aikman Products, Inc.,
11.50%, 04/15/06                                   60,000       58,500
Dana Corp., 9.00%, 08/15/11*                      380,000      353,317


======================================================================
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
======================================================================
CORPORATE BONDS (CONTINUED)

AUTO PARTS & EQUIPMENT (CONTINUED)

Hayes Lemmerz International, Inc.,
Series B, 8.25%, 12/15/08*****                    575,000  $    25,875
Hayes Lemmerz Wheels, 9.13%,
07/15/07*****                                     150,000        6,750
TRW, Inc., 7.60%, 03/15/06                         95,000       97,840
                                                           -----------
                                                               787,895
                                                           -----------
AUTOMOTIVE (0.3%)
Daimler Chrysler Corp., 7.13%,
03/01/02                                          500,000      502,908
                                                           -----------
Ford Motor Co., 6.63%, 10/01/28                    75,000       62,209
                                                           -----------

                                                               565,117
BANKING (0.8%)
Bank One Corp., 6.00%, 02/17/09                   295,000      291,404
Chase Manhattan Corp., 7.00%,
11/15/09                                          240,000      251,778
KFW International Finance,
2.05%, 9/21/09 (JPY) 94,000,000                                774,464
Sudwest Landes Bank, 17.50%,
05/05/03                                          180,000       49,309
                                                           -----------
                                                             1,366,955
                                                           -----------
BROADCAST MEDIA (1.5%)
AOL Time Warner, Inc., 7.60%,
04/15/31                                          420,000      444,263
Clear Channel Communications,
7.65%, 09/15/10                                   160,000      165,274
Echostar DBS Corp., 9.40%,
02/01/09                                           75,000       77,250
News America Holdings, 8.90%,
04/26/23                                          510,000      551,443
News America, Inc., 7.28%,
06/30/28                                          105,000       97,588
Nextmedia Operating, Inc., 10.75%,
07/01/01*                                         175,000      180,688
Radio One, Inc., 8.88%, 07/01/11                  125,000      129,063
Salem Communications Holdings
Corp., 9.00%, 07/01/11*                           350,000      361,813
Time Warner, Inc., 7.57%, 02/01/24                150,000      156,333
Time Warner, Inc., 6.63%, 05/15/29                240,000      224,403
Young Broadcasting, Inc., 10.00%,
03/01/11                                          375,000      348,750
                                                           -----------
                                                             2,736,868
                                                           -----------

CABLE (2.5%)
Adelphia Communications Corp.,
7.88%, 05/01/09                                   205,000      187,831
Adelphia Communications Corp.,
9.38%, 11/15/09                                   750,000      720,938
Adelphia Communications Corp.,
Series B, 9.87%, 03/01/07                         125,000      123,906

British Sky Broadcasting Group,
8.20%, 07/15/09                                   520,000      535,165
British Sky Broadcasting Group,
6.90%, 02/23/09                                   325,000      311,268
Callahan Nordrhein-Westf, 14.00%,
07/15/10                                          650,000      429,000
Charter Communication Holdings,
0.00%, 01/15/11                                   105,000       69,300

                                      Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             MAS  NSAT  MULTI  SECTOR  BOND  FUND

 STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

================================================================
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
================================================================

CORPORATE BONDS (CONTINUED)

CABLE (CONTINUED)
Charter Communications
Holdings, 0.00%, 05/15/11                 $  370,000  $  227,550
Charter Communications LLC, Series
B, 10.25%, 01/15/10                          350,000     358,750
Comcast Cable Communication, Inc.,
6.80%, 01/30/11                              420,000     421,827
Cox Communications, Inc., 7.75%,
11/01/10                                     295,000     315,008
CSC Holdings, Inc., 7.25%, 07/15/08          425,000     420,930
CSC Holdings, Inc., 7.63%, 07/15/18          125,000     118,762
TCI Communications, Inc., 7.88%,
02/15/26                                     155,000     160,162
United Pan-Europe Communications,
10.90%, 08/01/09                             350,000      45,500
                                                      ----------
                                                       4,445,897
                                                      ----------

CHEMICALS / PLASTICS (0.6%)
Equistar Chemical, 10.13%, 09/01/08          220,000     221,100
Huntsman Corp., 10.10%, 07/01/09             360,000     345,600
ISP Holdings, Inc., 10.63%,
12/15/09*                                    310,000     310,000
Lyondell Chemical Co., 9.60%,
05/01/07                                     110,000     111,100
Millennium America, Inc., 9.25%,
06/15/06                                      75,000      76,500
                                                      ----------
                                                       1,064,300
                                                      ----------

COMPUTERS / HARDWARE (0.2%)
Sun Microsystems, Inc., 7.65%,
08/15/09                                     385,000     390,797
                                                      ----------

CONSTRUCTION & BUILDING MATERIALS (1.4%)
Beazer Homes USA, 8.60%,
05/15/11                                     425,000     438,813
Case Corp., Series B, 6.25%,
12/01/03                                     250,000     232,939
Centex Corp, 7.90%, 02/01/11                 285,000     290,344
Lowe's Company, Inc., 6.50%,
03/15/29                                     500,000     483,013
Pulte Homes, Inc., 7.88%, 08/01/11*          385,000     381,571
Schuler Homes, 9.38%, 07/15/09 *             250,000     258,750
Toll Brothers, Inc., 8.25%, 02/01/11         450,000     445,500
                                                      ----------
                                                       2,530,930
                                                      ----------

DIVERSIFIED (0.2%)
Hutchison Whampoa Ltd., 7.45%,
08/01/17*                                    300,000     299,372
Murrin Murrin Holdings, 9.38%,
08/31/07                                     125,000      91,250
                                                      ----------
                                                         390,622
                                                      ----------

ENVIRONMENTAL CONTROLS (1.3%)
Allied Waste North America, 8.88%,
04/01/08                                     575,000     592,250
Honeywell International, 6.13%,
11/01/11                                     410,000     405,680
Republic Services, Inc., 6.75%,
08/15/11                                     280,000     280,375
Waste Management, Inc., 7.13%,
10/01/07                                     450,000     459,531

================================================================
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
================================================================
CORPORATE BONDS (CONTINUED)

ENVIRONMENTAL CONTROLS (CONTINUED)
Waste Management, Inc., 7.40%,
01/08/10                                  $  595,000  $  608,397
                                                      ----------
                                                       2,346,233
                                                      ----------

FINANCIAL SERVICES (3.9%)
Boeing Capital Corp., 6.50%,
02/15/12                                     310,000     308,492
Case Corp., 6.13%, 02/15/03                  250,000     235,670
Farmers Exchange Capital, 7.05%,
07/15/28*                                    400,000     317,734
Ford Motor Credit Co., 7.38%,
10/28/09                                     850,000     837,179
General Motors Acceptance Corp.,
8.00%, 11/01/31                              305,000     310,424
General Motors Acceptance Corp.,
6.88%, 09/15/11                              320,000     313,459
Goldman Sachs Group, 6.90%,
01/15/11                                     665,000     681,084
GS Escrow Corp., 7.13%, 08/01/05             360,000     361,119
Household Finance Corp., 6.40%,
06/17/08                                     150,000     148,831
Household Finance Corp., 5.88%,
02/01/09                                     345,000     328,162
Household Finance Corp., 8.00%,
07/15/10                                     250,000     269,122
Istar Financial, Inc., 8.75%, 08/15/08       330,000     330,230
John Hancock, 7.40%, 02/15/24*               545,000     545,113
Merrill Lynch & Co., 6.00%,
11/15/04                                      30,000      31,314
Prudential Holdings, LLC, 7.25%,
12/18/23*                                    890,000     911,279
Prudential Holdings, LLC, 8.70%,
12/18/23*                                    595,000     618,901
Spieker Properties LP, 7.25%,
05/01/09                                     150,000     152,331
                                                      ----------
                                                       6,700,444
                                                      ----------


FOOD PRODUCTS / SERVICES (1.0%)
Ahold Finance USA, Inc., 8.25%,
07/15/10                                     225,000     250,926
Kroger Co, 8.00%, 09/15/29                   240,000     266,212
Kroger Co., 7.50%, 01/04/31                  285,000     299,153
Safeway, Inc. 6.50%, 03/01/11                 65,000      66,276
Smithfield Foods, Inc., 7.60%,
02/15/08                                     700,000     686,000
Smithfield Foods, Inc., 8.00%,
10/15/09*                                    150,000     154,500
                                                      ----------
                                                       1,723,067
                                                      ----------


FORESTRY (0.2%)
Tembec Industries, Inc., 8.50%,
02/01/11                                     425,000     439,875
                                                      ----------

HEALTHCARE PRODUCTS (0.3%)
Fresenius Medical Care Capital
Trust I, 9.00%, 12/01/06                     575,000     592,250
                                                      ----------

HEALTHCARE / HEALTHCARE SERVICES (1.7%)
Aetna, Inc., 7.90%, 03/01/11                 345,000     339,782
HCA, Inc., 6.91%, 06/15/05                   200,000     205,748
HCA, Inc., 8.75%, 09/01/10                   500,000     539,999

                            Continued

           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

           MAS  NSAT  MULTI  SECTOR  BOND  FUND

STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)


====================================================================
SECURITY DESCRIPTION                          PRINCIPAL     VALUE
====================================================================
CORPORATE BONDS (CONTINUED)

HEALTHCARE / HEALTHCARE SERVICES (CONTINUED)
Health Net, Inc.,
8.38%, 04/15/11                               $  500,000  $  515,498
Healthsouth Corp., 8.38%, 10/01/11               480,000     494,400
Manor Care, Inc., 8.00%, 03/01/08                490,000     507,150
Tenet Healthcare Corp., 6.88%,
11/15/31                                         465,000     427,924
                                                          ----------
                                                           3,030,501
                                                          ----------

HOTELS / CASINOS (2.4%)
Harrahs Entertainment, 8.00%,
02/01/11                                         625,000     643,821
HMH Properties, Inc., Series A,
7.90%, 08/01/05                                  250,000     237,500
HMH Properties, Inc., Series B,
7.88%, 08/01/08                                  300,000     276,750
HMH Properties, Inc., Series C,
8.45%, 12/01/08                                  125,000     118,750
Horseshoe Gaming Holdings,
8.63%, 05/15/09                                  550,000     567,875
International Game Technology,
8.40%, 05/15/09                                  370,000     389,425
Park Place Entertainment, 7.88%,
12/15/05                                         350,000     348,688
Park Place Entertainment, 7.50%,
09/01/09                                       1,165,000   1,134,979
Station Casinos, Inc.,
8.88%, 12/01/08                                  375,000     367,500
Station Casinos, Inc.,
9.88%, 07/01/10                                  200,000     203,250
                                                          ----------
                                                           4,288,538
                                                          ----------

INSURANCE (1.7%)

Anthem Insurance, 9.13%, 04/01/10*               240,000     257,908
Anthem Insurance, 9.00%, 04/01/27*               170,000     171,110
AXA Financial, Inc., 7.75%,
08/01/10                                         460,000     499,751
Cigna Corp., 6.38%, 10/15/11                     375,000     368,223
Farmers Insurance Exchange,
8.63%, 05/01/24*                                 250,000     239,327
Hartford Financial Services,
7.90%, 06/15/10                                  350,000     383,094
Hartford Life, 7.38%, 03/01/31                   110,000     113,461
Metropolitan Life Insurance Co.,
7.80%, 11/01/25*                                 515,000     524,917
Nationwide Financial Services,
6.25%, 11/15/11 (c)                              335,000     322,368
Nationwide Mutual Insurance,
8.25%, 12/01/31* (c)                             100,000      99,784
                                                          ----------
                                                           2,979,943
                                                          ----------

INTERNET (0.1%)
Exodus Communications, Inc.,
11.60%, 07/15/10*****                            335,000      60,300
PSINet, Inc., Series B, 10.00%,
02/15/05*****                                    525,000      39,375
PSINet, Inc., Series B, 11.00%,
08/01/09*****                                    350,000      26,250
Rhythms Netconnections,
14.00%, 02/15/10*****                            400,000      32,000
                                                          ----------
                                                             157,925
                                                          ----------

====================================================================
SECURITY DESCRIPTION                          PRINCIPAL     VALUE
====================================================================

CORPORATE BONDS (CONTINUED)

MANUFACTURING (0.9%)
Flowserve Corp., 12.25%,
08/15/10                                      $  179,000  $  199,585
Louisiana Pacific Corp., 8.88%,
08/15/10                                         120,000     116,328
Lousiana Pacific Corp., 10.88%,
11/15/08                                         265,000     254,400
Pacifica Papers, Inc., 10.00%,
03/15/09                                         400,000     430,000
Tyco International Group SA, 6.75%,
02/15/11                                         545,000     547,190
Tyco International Group SA, 6.38%,
10/15/11                                          65,000      63,500
                                                          ----------
                                                           1,611,003
                                                          ----------
OIL & GAS (2.1%)
Chesapeake Energy Corp., 8.13%,
04/01/11*                                        700,000     678,999
Conoco, Inc., 6.95%, 04/15/29                    545,000     554,193
Consolidated Natural Gas, 6.25%,
11/01/11                                         165,000     161,481
Husky Oil Ltd., 8.90%, 08/15/28                  600,000     626,231
Petroleos Mexicanos, 9.375%,
12/02/08                                         160,000     172,800
Petroleos Mexicanos, 9.50%,
09/15/27                                         300,000     329,250
Stone Energy Corp., 8.13%,
12/15/11*                                        260,000     263,900
Union Oil of California, 7.35%,
06/15/09                                         350,000     369,227
Vintage Petroleum, Inc., 7.88%,
05/15/11                                         575,000     563,500
                                                          ----------
                                                           3,719,581
                                                          ----------

PACKAGING / CONTAINERS (0.6%)
Norampac, Inc., 9.50%, 02/01/08                  270,000     282,150
Owens-Illinois, Inc., 7.35%, 05/15/08            175,000     158,375
Owens-Illinois, Inc., 7.50%, 05/15/10            620,000     554,900
                                                          ----------
                                                             995,425
                                                          ----------

PAPER & FOREST PRODUCTS (0.1%)
Pindo Deli Financial Mauritius,
10.75%, 10/01/07*****                            350,000      52,500
Tjiwi Kimia Finance Mauritius,
10.00%, 08/01/04*****                            140,000      23,100
Tjiwi Kimia International BV,
13.25%, 08/01/01*****                            420,000      69,300
                                                          ----------
                                                             144,900
                                                          ----------
PHARMACEUTICALS (0.4%)
American Home Products,
6.70%, 03/15/11                                  525,000     543,977
Amerisource Bergen Corp.,
8.13%, 09/01/08*                                 210,000     215,250
                                                          ----------
                                                             759,227
                                                          ----------

PRINTING & PUBLISHING (0.9%)
Belo Corp., 8.00%, 11/01/08                      195,000     199,162
Primedia, Inc., 8.88%, 05/15/11                  575,000     517,500
Quebecor Media, Inc., 0.00%,
07/15/11                                         225,000     136,406

                                Continue

           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

           MAS  NSAT  MULTI  SECTOR  BOND  FUND

STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

==============================================================
SECURITY DESCRIPTION                   PRINCIPAL      VALUE
==============================================================
CORPORATE BONDS (CONTINUED)
PRINTING & PUBLISHING (CONTINUED)
Quebecor Media, Inc., 11.13%,
07/15/11                               $  600,000  $   640,500
Reed Elsevier Capital, 6.75%,
08/01/11                                   80,000       81,151
                                                   -----------
                                                     1,574,719
                                                   -----------

REAL ESTATE (0.7%)
EOP Operating LP, 7.25%, 06/15/28         275,000      247,484
EOP Operating LP, 7.50%, 04/19/29         200,000      191,363
Simon Debartolo Property,
6.38%, 11/15/07                           275,000      269,027
World Financial, 6.91%, 09/01/13*         489,355      493,636
                                                   -----------
                                                     1,201,510
                                                   -----------

RETAIL (0.3%)
Federated Department Stores,
6.30%, 04/01/09                           150,000      146,190
Federated Department Stores,
6.90%, 04/01/29                           355,000      331,591
                                                   -----------
                                                       477,781
                                                   -----------

STEEL MANUFACTURING / PRODUCTS (0.1%)
National Steel Corp., Series D,
9.90%, 03/01/09                           400,000      140,000
                                                   -----------

TELECOMMUNICATIONS (6.0%)
American Cellular Corp. 9.50%
10/15/09                                  675,000      654,751
AT&T Corp., 7.30%, 11/15/11*               80,000       81,954
AT&T Corp., 8.00%, 11/15/31*              545,000      570,379
AT&T Wireless Services, Inc.,
8.75%, 03/01/31                           385,000      436,354
Centennial Cellular Corp., 10.75%,
12/15/08                                  525,000      441,000
Deutsche Telekom, 8.00%, 06/15/10         335,000      366,620
Deutsche Telekom, 8.25%, 06/15/30          60,000       66,593
Echostar DBS Corp., 9.13%,
01/15/09*                                 325,000      325,813
Focal Communications Corp.,
11.90%, 01/15/10                          487,000      199,670
Global Crossing Holding, Ltd.,
9.63%, 05/15/08                           300,000       34,500
Global Crossing Holdings Ltd.,
8.70%, 08/01/07                           750,000       67,500
GTE Corp., 6.94%, 04/15/28                335,000      332,316
Hyperion Telecommunications,
13.00%, 04/15/03                          625,000        6,250
Intermedia Communications, Inc.,
8.50%, 01/15/08                           200,000      204,750
Intermedia Communications, Inc.,
Series B, 11.25%, 07/15/07                450,000      455,063
McLeodusa, Inc., 11.40%,
01/01/09*****                             700,000      157,500
Metromedia Fiber Network, Inc.,
10.00%, 12/15/09                          550,000      159,500
Netia Holdings II B.V., 13.13%,
06/15/09                                  100,000       16,000
Nextel Communications, Inc.,
10.65%, 09/15/07                          750,000      573,750
Nextel Communications, Inc.,
9.75%, 10/31/07                           325,000      232,375

==============================================================
SECURITY DESCRIPTION                   PRINCIPAL      VALUE
==============================================================

CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc.,
9.40%, 11/15/09                        $  460,000  $   363,400
Nextlink Communications, Inc.,
10.75%, 11/15/08*****                     500,000       60,000
Nextlink Communications, Inc.,
0/12.25%, 06/01/09*****                   350,000       28,000
NTL Communications Corp.,
11.88%, 10/01/10                          300,000      105,000
NTL, Inc., Series B, 0/9.75%,
04/01/08                                  975,000      273,000
PCCW-HKTC Capital Ltd., 7.75%,
11/15/11*                                 595,000      593,618
Primus Telecommunications Group,
11.25%, 01/15/09                           90,000       15,300
Primus Telecommunications Group,
12.75, 10/15/09                           285,000       48,450
PTC International Finance BV,
10.75%, 07/01/07                          550,000      492,250
Qwest Capital Funding, 7.90%,
08/15/10                                  570,000      579,882
Qwest Capital Funding, 7.25%,
02/15/11                                  180,000      175,405
RCN Corp., 11.13%, 10/15/07               775,000      228,625
RSL Communications Ltd.,
12.25%, 11/15/06*****                     275,000       11,000
RSL Communications PLC,
9.10%, 03/01/08*****                      605,000       24,200
Telewest Communications PLC,
11.00%, 10/01/07                          150,000      108,000
Telewest Communications PLC,
9.25%, 04/15/09                           775,000      341,969
Telus Corp., 8.00%, 06/01/11              105,000      111,423
TPSA Finance BV, 7.75%, 12/10/08*         200,000      198,500
Verizon New England, 6.50%,
09/15/11                                  190,000      193,172
Vodafone Airtouch, 7.75%, 02/15/10        460,000      505,216
WinStar Communications,
14.75%, 04/15/05*****                   2,265,000        2,831
Worldcom, Inc., 6.95%, 08/15/28*          615,000      555,718
                                                   -----------
                                                    10,397,597
                                                   -----------

TRANSPORTATION (0.2%)
FedEx Corp., 6.88%, 02/15/06               60,000       62,022
FedEx Corp., 7.25%, 02/15/11              215,000      218,600
                                                   -----------
                                                       280,622
                                                   -----------

UTILITIES (0.2%)
Nisource Finance Corp., 7.90%,
11/15/10                                  390,000      403,620
                                                   -----------

UTILITIES / POWER PRODUCERS (1.8%)
Calpine Corp., 8.50%, 02/15/11            315,000      286,640
CMS Energy Corp., 7.50%, 01/15/09         150,000      146,828
Detroit Edison Co., 6.13%, 10/01/10       230,000      225,890
DTE Energy Co., 7.05%, 06/01/11           200,000      206,391
Korea Electric Power, 6.34%,
12/01/03                                  370,000      383,046
Korea Electric Power, 7.75%,
04/01/13                                  200,000      210,204

                          Continue

           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

           MAS  NSAT  MULTI  SECTOR  BOND  FUND

STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

=====================================================================
SECURITY DESCRIPTION                          PRINCIPAL      VALUE
=====================================================================
CORPORATE BONDS (CONTINUED)
UTILITIES / POWER PRODUCERS (CONTINUED)
Mirant Americas Generation LLC,
7.20%, 10/01/08                               $  455,000  $   401,768
PG&E National Energy Group,
10.38%, 05/16/11                                 245,000      258,328
PSEG Energy Holdings, 9.10%,
02/10/04                                         260,000      273,303
RAS Laffan Liquid Natural Gas,
8.29%, 03/15/14*                                 340,000      346,800
Williams Companies, Inc., 7.50%,
01/15/31                                         515,000      501,718
                                                          -----------
                                                            3,240,916
                                                          -----------
TOTAL CORPORATE BONDS                                      63,649,561
                                                          -----------

MORTGAGE-BACKED OBLIGATIONS (5.1%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.1%)
Pool # 253673, 7.50%, 03/01/31                   591,920      611,477
Pool # 456545, 7.50%, 06/01/29                   373,781      386,795
Pool # 517874, 7.50%, 02/01/30                   842,129      869,953
Pool # 523284, 7.50%, 11/01/29                   254,836      263,708
Pool # 527589, 7.50%, 01/01/30                   232,933      241,043
Pool # 533890, 7.50%, 04/01/30                   433,177      447,489
Pool # 540091, 7.50%, 06/01/30                   504,430      521,096
Pool # 546793, 7.50%, 01/01/31                   508,608      525,412
Pool # 559734, 7.50%, 12/01/30                   510,994      527,878
Pool # 562078, 7.50%, 12/01/30                   297,338      307,162
Pool # 564537, 7.50%, 01/01/31                    22,691       23,441
Pool # 564993, 7.50%, 03/01/31                   412,603      426,235
Pool # 568734, 7.50%, 01/01/31                   101,509      104,863
Pool # 575255, 7.50%, 03/01/31                   973,237    1,004,563
Pool # 577304, 7.50%, 04/01/31                   174,346      179,957
Pool # 577407, 7.50%, 07/01/31                   565,754      583,964
Pool # 577464, 7.50%, 04/01/31                   261,817      270,244
Pool # 580895, 7.50%, 05/01/31                    90,835       93,759
Pool # 598863, 7.50%, 09/01/31                   719,198      742,347
Pool # 606566, 7.50%, 10/01/31                   809,511      835,567
                                                          -----------
TOTAL MORTGAGE-BACKED OBLIGATIONS                           8,966,953
                                                          -----------
RIGHTS (0.0%)
FOREIGN GOVERNMENT (0.0%)
Mexican United States Value
Recovery Rights                                1,853,000        1,853
                                                          -----------
TOTAL RIGHTS                                                    1,853
                                                          -----------
SOVEREIGN BONDS (17.9%)

ALGERIA (0.1%)
Algeria Tranche 3, 7.69%,
03/04/10****                                     212,121      182,424
                                                          -----------
ARGENTINA (0.4%)
Republic of Argentina, 11.75%,
04/07/09                                         390,000      101,400
Republic of Argentina, 11.75%,
06/15/15                                         220,000       57,200
Republic of Argentina, 6.00%,
03/31/23                                         580,000      253,448

=====================================================================
SECURITY DESCRIPTION                          PRINCIPAL     VALUE
=====================================================================

SOVEREIGN BONDS (CONTINUED)
ARGENTINA (CONTINUED)
Republic of Argentina, 11.38%,
03/15/10                                      $  840,000  $   216,275
                                                          -----------
                                                              628,323
                                                          -----------
BRAZIL (2.6%)
Brazil Federal Republic, 11.00%,
08/17/40                                         760,000      585,200
Brazil NMB, 5.50%, 04/15/09****                  264,706      211,103
Federal Republic of Brazil,
9.63%, 07/15/05                                  400,000      378,000
Federal Republic of Brazil, 5.50%,
04/15/12****                                   1,350,000      951,750
Federal Republic of Brazil, C-Bond,
8.00%, 04/15/14                                1,499,858    1,141,767
Republic of Brazil, 5.44%,
04/15/24****                                     750,000      543,750
Republic of Brazil, 12.25%, 03/06/30             250,000      215,375
Republic of Brazil, 8.88%, 04/15/24              670,000      450,715
Republic of Brazil, C-Bond,
Series L, 8.00%, 04/15/14                        189,637      144,361
                                                          -----------
                                                            4,622,021
                                                          -----------

BULGARIA (0.2%)
Bulgaria, 7.75%, 07/28/24****                    300,000      266,250
Republic of Bulgaria, Series A,
3.00%, 07/28/12****                              150,000      135,188
                                                          -----------
                                                              401,438
                                                          -----------
CANADA (0.1%)
Air Canada, 10.25%, 03/15/11                     325,000      207,594
                                                          -----------
COLOMBIA (0.2%)
Rebublic of Colombia, 10.00%,
01/23/12                                         440,000      434,500
                                                          -----------
CROATIA (0.0%)
Croatia, 6.25%, 07/31/10****                      81,818       80,386
                                                          -----------
DOMINICAN REPUBLIC (0.1%)
Dominican Republic, 9.50%,
09/27/06*                                        190,000      193,800
                                                          -----------
ECUADOR (0.5%)
Republic of Ecuador, 12.00%,
11/15/12                                         450,000      330,345
Republic of Ecuador, 4.00%, 08/15/30           1,080,000      510,635
                                                          -----------
                                                              840,980
                                                          -----------
EGYPT (0.3%)
Arab Republic of Egypt, 8.75%,
07/11/11                                         490,000      475,913
                                                          -----------
GERMANY (3.3%)
Deutschland Republic,
5.63%, 01/04/28                                3,620,000    3,292,690
Treuhananstalt, 7.50%, 09/09/04 2,650,000                   2,566,398
                                                          -----------
                                                            5,859,088
                                                          -----------
ITALY (0.1%)
Buoni Poliennali Del Tesson, 5.25%,
11/01/29 120,000                                              101,373
                                                          -----------

                                Continue

          NATIONWIDE(R) SEPARATE ACCOUNT TRUST

          MAS  NSAT  MULTI  SECTOR  BOND  FUND

STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

===============================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
===============================================================
SOVEREIGN BONDS (CONTINUED)
IVORY COAST (0.0%)
Ivory Coast, 2.00%, 03/29/18           $   375,000  $    55,415
Ivory Coast, 2.00%, 03/29/18               190,000       29,206
                                                    -----------
                                                         84,621
                                                    -----------

KOREA (0.1%)
Republic of Korea, 8.88%, 04/15/08         190,000      219,526
                                                    -----------

MALAYSIA (0.2%)
Malaysia, 7.50%, 07/15/11                  330,000      342,953
                                                    -----------

MEXICO (2.0%)
United Mexican States, 9.88%,
02/01/10                                   700,000      782,250
United Mexican States, 11.38%,
09/15/16                                 1,060,000    1,306,980
United Mexican States Global
Bonds, 11.50%, 05/15/26                    300,000      382,200
United Mexican States, 8.30%,
08/15/31                                   420,000      412,650
United Mexican States, 8.38%,
01/14/11                                   685,000      710,688
                                                    -----------
                                                      3,594,768
                                                    -----------

MOROCCO (0.3%)
Kingdom of Morocco, R & C A,
7.56%, 01/01/09****                        566,348      502,634
                                                    -----------

NIGERIA (0.1%)
Nigeria Promissory Note, 5.09%,
01/05/10                                   560,000      207,200
                                                    -----------

PANAMA (0.2%)
Republic of Panama, 9.63%,
02/08/11                                   220,000      223,078
Republic of Panama, 9.38%,
04/01/29                                    50,000       52,375
                                                    -----------
                                                        275,453
                                                    -----------

PERU (0.3%)
Republic of Peru, 4.00%, 03/07/17          310,000      220,651
Republic of Peru, 4.50%,
03/07/17****                               460,000      357,467
                                                    -----------
                                                        578,118
                                                    -----------

PHILIPPINES (0.3%)
Republic of Philippines, 9.88%,
01/15/19                                   250,000      237,813
Republic of Philippines 9.88%
03/16/10                                   250,000      258,750
                                                    -----------
                                                        496,563
                                                    -----------

QATAR (0.1%)
State of Qatar, 9.75%, 06/15/30            150,000      172,866
                                                    -----------

RUSSIA (2.0%)
Mashpriboringtorg, 06/22/90*****             2,040        1,370
Russian Federation,
8.25%, 03/31/10                            300,000      261,000
Russian Federation,
8.25%, 03/31/10                            250,000      217,500
Russian Federation,
12.75%, 06/24/28                           900,000      978,750

===============================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
===============================================================
SOVEREIGN BONDS (CONTINUED)

RUSSIA (CONTINUED)
Russian Federation,
2.50%, 03/31/30                        $ 2,400,000  $ 1,393,440
Russian Loan, 0%,
10/25/01                                   182,645      109,359
Russian Raznoexport,
04/26/90*****                               86,947       58,949
Russian Raznoexport,
05/07/90*****                               78,288       52,980
Russian Raznoexport,
07/08/90*****                              176,750      118,352
Russian Raznoexport,
07/22/90*****                              185,750      124,079
Russian Raznoexport,
07/22/90*****                              166,250      111,053
Russian Rosveneshtorg,
12/21/91*****                               54,738       33,882
                                                    -----------
                                                      3,460,714
                                                    -----------

SPAIN (3.8%)
Bonos Y Oblig Del Estado,5.15%
07/30/09                                 7,250,000    6,515,329
Bonos Y Oblig Del Estado, 6.15%,
01/31/13                                   330,000      313,892
                                                    -----------
                                                      6,829,221
                                                    -----------

SWEDEN (0.1%)
Sweden Government, 10.25%,
05/05/03 (SEK)                             900,000       92,471
                                                    -----------

TURKEY (0.1%)
Banque Cent de Tunisie, 8.25%,
09/19/27                                   200,000      186,000
                                                    -----------

UKRAINE (0.1%)
Ukraine Government, 11.00%, 03/15/07       216,200      206,168
                                                    -----------


VENEZUELA (0.3%)
Venezuela Government, 6.25%,
03/31/20                                   230,000      164,535
Venezuela Government, Series A,
7.38%, 12/18/07****                        428,566      303,163
                                                    -----------
                                                        467,698
                                                    -----------
TOTAL SOVEREIGN BONDS                                31,744,814
                                                    -----------

U.S. GOVERNMENT OBLIGATIONS (26.1%)

U.S. TREASURY BILL (8.4%)
2.07%, 02/07/02                         15,000,000   14,975,400
                                                    -----------

U.S. TREASURY NOTES (17.7%)
6.50%, 03/31/02                          2,500,000    2,529,298
6.75%, 05/15/05                         26,500,000   28,812,549
                                                    -----------
                                                     31,341,847
                                                    -----------

TOTAL U.S. GOVERNMENT OBLIGATIONS                    46,317,247
                                                    -----------

                                Continue

            NATIONWIDE(R) SEPARATE ACCOUNT TRUST
            MAS  NSAT  MULTI  SECTOR  BOND  FUND
STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

=============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
=============================================================
WARRANTS (0.0%)

FOREIGN GOVERNMENT (0.0%)

Republic of Venezuela, 04/15/20          1,150  $          0
                                                -------------
TOTAL WARRANTS                                             0
                                                -------------

-------------------------------------------------------------
SECURITY DESCRIPTION                 PRINCIPAL      VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT (2.5%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Securities) $4,497,243              4,497,243
                                                -------------

TOTAL REPURCHASE AGREEMENT                         4,497,243
                                                -------------

TOTAL INVESTMENTS
(COST $200,142,468) (a) - (109.6%)               194,383,858

LIABILITIES IN EXCESS
OF OTHER ASSETS - (-9.6%)                        (17,060,201)
                                                -------------
NET ASSETS - (100.0%)                           $177,323,657
                                                =============

(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
       Unrealized appreciation         $  4,093,377
       Unrealized depreciation           (9,851,987)
                                       -------------
       Net unrealized depreciation     $ (5,758,610)
                                       =============
     Aggregate cost for federal income tax purposes
     is substantially the same.
(b)  Denotes a non-income producing security.
(c)  Investment in affiliate.
*     Represents a restricted security acquired and eligible
      for resale under Rule 144A, which limits the resale to certain qualified buyers.
**       Mortgage Dollar Rolls
***      Segregated as collateral for mortgage dollar rolls.
**** Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on December 31, 2001.
*****    Security in default.
C-Bond   Capitalization Bond
(JPY)    Principal amount denominated in Japanese Yen
(SEK)    Principal amount denominated in Swedish Kroner
TBATo    Be Announced

AT DECEMBER 31, 2001, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------
                                                                          UNREALIZED
                                    DELIVERY   CONTRACT      MARKET      APPRECIATION/
CURRENCY                              DATE       VALUE        VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------
SHORT CONTRACT:
Japanese Yen                         2/04/02  $   985,222  $   917,233  $       67,989
                                              -----------  -----------  ---------------
TOTAL SHORT CONTRACTS                         $   985,222  $   917,233  $       67,989
                                              ===========  ===========  ===============
LONG CONTRACTS:
Australian Dollar                    1/10/02  $ 1,320,575  $ 1,337,711  $       17,136
British Pound                        2/27/02    1,170,585    1,182,142          11,557
Canadian Dollar                      3/05/02    7,432,282    7,345,819         (86,463)
Euro                                 2/27/02    6,604,488    6,608,556           4,068
                                              -----------  -----------  ---------------
TOTAL LONG CONTRACTS                          $16,527,930  $16,474,228  $      (53,702)
                                              ===========  ===========  ===============

See notes to financial statements.

              NATIONWIDE(R) SEPARATE ACCOUNT TRUST

               NATIONWIDE SMALL CAP VALUE FUND

          STATEMENT OF INVESTMENTS DECEMBER 31, 2001

===================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
===================================================================

COMMON STOCKS (91.4%)

ADVERTISING AGENCIES (0.5%)
R. H. Donnelley Corp. (b)                       69,800  $ 2,027,690
Ventiv Health, Inc. (b)                        327,900    1,200,114
                                                        -----------
                                                          3,227,804
                                                        -----------

AEROSPACE / DEFENSE (1.1%)
Alliant Techsystems, Inc. (b)                   29,900    2,308,280
BE Aerospace, Inc. (b)                         325,500    2,984,835
Teledyne Technologies, Inc. (b)                145,600    2,371,824
                                                        -----------
                                                          7,664,939
                                                        -----------
AGRICULTURAL OPERATIONS (0.3%)
Bunge Ltd.                                     104,300    2,428,104
                                                        -----------

AIR TRANSPORT (0.5%)
SkyWest, Inc.                                  129,200    3,288,140
                                                        -----------

AUTO PARTS / AFTER MARKET (0.3%)
Superior Industries International, Inc.         46,400    1,867,600
                                                        -----------

AUTO PARTS / ORIGINAL EQUIPMENT (1.7%)
American Axle & Manufacturing
Holdings, Inc. (b)                             156,500    3,345,970
Dana Corp.                                     184,300    2,558,084
Visteon Corp.                                  389,400    5,856,576
                                                        -----------
                                                         11,760,630
                                                        -----------

BANKS: OUTSIDE NEW YORK CITY (1.5%)
Commerce Bancorp, Inc.                          92,800    3,650,752
Community First Bankshares, Inc.               137,800    3,540,082
Hudson United Bancorp                          121,600    3,489,920
                                                        -----------
                                                         10,680,754
                                                        -----------

BEVERAGES / SOFT DRINK (0.3%)
PepsiAmericas, Inc.                            138,800    1,915,440
                                                        -----------

BIOTECHNOLOGICAL RESEARCH & PRODUCTION (0.2%)
Quintiles Transnational Corp. (b)               80,900    1,298,445
                                                        -----------

BUILDING / AIR CONDITIONING (0.6%)
York International Corp.                       116,300    4,434,519
                                                        -----------

BUSINESS SERVICES (1.4%)
3COM Corp. (b)                                 178,000    1,135,640
Acxiom Corp. (b)                               197,900    3,457,313
DiamondCluster International, Inc. (b)          36,700      480,770
IKON Office Solutions, Inc.                     79,300      927,017
Kforce.com, Inc. (b)                           142,400      895,696
Pittston Brink's Group                         143,100    3,162,510
                                                        -----------
                                                         10,058,946
                                                        -----------

CHEMICALS (3.0%)
Agrium, Inc.                                   392,990    4,165,694
Crompton Corp.                                 227,500    2,047,500
Georgia Gulf Corp.                             133,900    2,477,150
Great Lakes Chemical Corp.                      28,100      682,268
IMC Global, Inc.                               262,100    3,407,300
Methanex Corp. (b)                             253,045    1,401,869
PolyOne Corp.                                  425,800    4,172,840
Solutia, Inc.                                  186,900    2,620,338
                                                        -----------
                                                         20,974,959
                                                        -----------

-------------------------------------------------------------------
SECURITY DESCRIPTION                           SHARES      VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

COMMUNICATION EQUIPMENT (0.4%)
Avid Technology, Inc. (b)                      137,500  $ 1,670,625
Handspring, Inc. (b)                           155,300    1,046,722
                                                        -----------
                                                          2,717,347
                                                        -----------

COMMUNICATIONS TECHNOLOGY (1.7%)
Avaya, Inc. (b)                                121,100    1,471,365
Harmonic, Inc. (b)                             250,700    3,013,414
Harris Corp.                                    88,800    2,709,288
Loral Space &
Communications Ltd. (b)                        531,700    1,589,783
Mediacom Communications Corp. (b)168,400                  3,074,984
                                                        -----------
                                                         11,858,834
                                                        -----------

COMPUTER EQUIPMENT (2.0%)
Riverstone Networks, Inc. (b)                        2           33
SONICblue, Inc. (b) 1,188,100                             4,799,924
Symbol Technologies, Inc.                      347,500    5,518,300
Take-Two Interactive
Software, Inc. (b)                             228,700    3,698,079
Technology Solutions Co. (b)                    12,000       26,640
                                                        -----------
                                                         14,042,976
                                                        -----------

COMPUTER SERVICES / SOFTWARE & SYSTEMS (6.4%)
Computer Network
Technology Corp. (b)                           119,600    2,127,684
Compuware Corp. (b)                            178,000    2,098,620
EarthLink, Inc. (b)                            257,400    3,132,558
Gartner Group, Inc. Class A (b)                193,400    2,260,846
HNC Software, Inc. (b)                         100,500    2,070,300
i2 Technologies, Inc. (b)                      383,400    3,028,860
Infocus Corp. (b)                              236,100    5,198,922
IONA Technologies PLC- ADR (b)                 121,500    2,466,450
Keynote Systems, Inc. (b)                       16,700      156,145
Manugistics Group, Inc. (b)                     43,900      925,412
MCSi, Inc. (b)                                 272,700    6,394,815
Mentor Graphics Corp. (b)                      135,900    3,203,163
Midway Games, Inc. (b)                         264,800    3,974,648
Parametric Technology Corp. (b)                584,600    4,565,726
Quovadx, Inc. (b)                              211,500    1,935,225
Silicon Graphics, Inc. (b)                     442,900      930,090
                                                        -----------
                                                         44,469,464
                                                        -----------

CONSTRUCTION & BUILDING MATERIALS (2.2%)
DuPont Photomasks, Inc. (b)                     70,600    3,067,570
Dycom Industries, Inc. (b)                     192,400    3,215,004
Foster Wheeler Ltd.                            354,500    1,807,950
Insituform Technologies, Inc.
Class A (b)                                     17,620      450,720
Jacobs Engineering Group, Inc. (b)              52,600    3,471,600
Terex Corp. (b)                                173,700    3,046,698
                                                        -----------
                                                         15,059,542
                                                        -----------

CONSUMER PRODUCTS (2.2%)
Fleming Cos., Inc.                             384,300    7,109,550
International Flavors &
Fragrances, Inc.                               114,800    3,410,708
Service Corp. International (b)                724,200    3,613,758
Stewart Enterprises, Inc. Class A (b)          227,500
                                                          1,362,725
                                                        -----------
                                                         15,496,741
                                                        -----------

               NATIONWIDE(R) SEPARATE ACCOUNT TRUST

               NATIONWIDE  SMALL  CAP  VALUE  FUND

   STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

======================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
======================================================================
COMMON STOCKS (CONTINUED)
CONTAINERS / PAPER & PLASTIC (1.0%)
Ball Corp.                                         38,300  $ 2,707,810
Intertape Polymer Group Inc. (b)                  237,800    1,973,740
Temple-Inland, Inc.                                35,800    2,030,934
                                                           -----------
                                                             6,712,484
                                                           -----------
DATA PROCESSING - MANAGEMENT (0.5%)
Ascential Software Corp. (b)                      836,750    3,388,838
                                                           -----------
DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
Trinity Industries, Inc.                           85,200    2,314,884
                                                           -----------
DRUGS AND PHARMACEUTICALS (1.3%)
Alpharma, Inc. Class A                            177,200    4,686,940
PDI, Inc. (b)                                     196,700    4,390,344
                                                           -----------
                                                             9,077,284
                                                           -----------
EDUCATIONAL SERVICES (0.4%)
Modis Professional Services, Inc. (b)             352,041    2,513,573
                                                           -----------
ELECTRIC & ELECTRONIC EQUIPMENT (4.0%)
Allen Telecom, Inc. (b)                           365,400    3,105,900
APW Ltd. (b)                                      871,100    1,454,737
Artesyn Technologies, Inc. (b)                    466,800    4,345,908
Credence Systems Corp. (b)                        128,800    2,391,816
CTS Corp.                                         395,400    6,286,860
Lam Research Corp. (b)                            111,900    2,598,318
Trimble Navigation Ltd. (b)                       351,900    5,704,299
UCAR International, Inc. (b)                      212,800    2,276,960
                                                           -----------
                                                            28,164,798
                                                           -----------
ELECTRONICS (0.4%)
Montana Power Co. (b)                             391,000    2,248,250
TriQuint Semiconductor, Inc. (b)                   61,000      747,860
                                                           -----------
                                                             2,996,110
                                                           -----------
ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS (1.9%)
Actel Corp. (b)                                   182,800    3,639,548
Alliance Semiconductor Corp. (b)                   32,600      393,808
Conexant Systems, Inc. (b)                        109,300    1,569,548
Cree, Inc. (b)                                     79,200    2,333,232
Cypress Semiconductor Corp. (b)                   115,800    2,307,894
FEI Co. (b)                                        63,100    1,988,281
Varian Semiconductor Equipment
Associates, Inc. (b)                               28,900      999,651
                                                           -----------
                                                            13,231,962
                                                           -----------
ENERGY (2.5%)
Arch Coal, Inc.                                   284,600    6,460,420
Massey Energy Co.                                 348,300    7,220,259
Trico Marine Services, Inc. (b)                   466,700    3,523,585
                                                           -----------
                                                            17,204,264
                                                           -----------
FINANCIAL (1.8%)
Affiliated Managers Group, Inc. (b)                43,100    3,037,688
Downey Financial Corp.                             79,400    3,275,250
Knight Trading Group, Inc. (b)                    322,300    3,551,746
LandAmerica Financial Group, Inc.                  95,900    2,752,330
                                                           -----------
                                                            12,617,014
                                                           -----------
FINANCIAL / SMALL LOAN (0.3%)
AmeriCredit Corp. (b)                              68,900    2,173,795
                                                           -----------

----------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

FINANCIAL DATA PROCESSING SERVICES (0.3%)
eFunds Corp. (b)                                  132,200  $ 1,817,750
                                                           -----------

FINANCIAL SERVICES (0.9%)

City National Corp.                                71,800    3,363,830
Webster Financial Corp.                            89,000    2,806,170
                                                           -----------
                                                             6,170,000
                                                           -----------

FOODS (1.0%)
Hormel Foods Corp.                                107,000    2,875,090
Tyson Foods, Inc. Class A                         336,800    3,890,040
                                                           -----------
                                                             6,765,130
                                                           -----------

HEALTHCARE (4.1%)
American Pharmaceutical Partners (b)               36,000      748,800
Bausch & Lomb, Inc.                               148,450    5,590,627
Cephalon, Inc. (b)                                 28,700    2,169,290
Covance, Inc. (b)                                 166,500    3,779,550
ICN Pharmaceuticals, Inc.                         224,000    7,504,000
MedQuist, Inc. (b)                                 70,600    2,065,050
Trigon Healthcare, Inc. (b)                        36,563    2,539,300
Watson Pharmaceutical, Inc. (b)                   124,700    3,914,333
                                                            28,310,950
                                                           -----------

HEALTHCARE MANAGEMENT SERVICES (0.9%)
Beverly Enterprises, Inc. (b)                     348,700    2,998,820
Caremark Rx, Inc. (b)                             184,700    3,012,457
                                                             6,011,277
                                                           -----------

IDENTIFICATION CONTROL & FILTER DEVICES (0.8%)
Flowserve Corp. (b)                               112,400    2,990,964
Hubbell, Inc. Class B                              83,200    2,444,416
                                                           -----------
                                                             5,435,380
                                                           -----------

INSURANCE / PROPERTY & CASUALTY (0.3%)
Everest Re Group Ltd.                              34,400    2,432,080
                                                           -----------

INSURANCE: MULTI - LINE (0.6%)
Reinsurance Group of America, Inc.                 42,200    1,404,416
StanCorp Financial Group, Inc.                     65,100    3,075,975
                                                           -----------
                                                             4,480,391
                                                           -----------

INTERNET BROKERS (0.7%)
Ameritrade Holding
Corp. Class A (b)                                 203,200    1,202,944
E*TRADE Group, Inc. (b)                           376,700    3,861,175
                                                           -----------
                                                             5,064,119
                                                           -----------

LEISURE (1.0%)
Intrawest Corp.                                   128,900    2,255,750
Six Flags, Inc. (b)                               217,300    3,342,074
WMS Industries, Inc. (b)                           52,600    1,052,000
                                                           -----------
                                                             6,649,824
                                                           -----------

MACHINERY (2.2%)
AGCO Corp.                                        246,100    3,883,458
Intermagnetics General Corp. (b)                   71,300    1,846,670
Joy Global, Inc. (b)                              348,500    5,854,800
Mattson Technology, Inc. (b)                      465,800    4,103,698
                                                           -----------
                                                            15,688,626
                                                           -----------

                                Continue

            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

            NATIONWIDE  SMALL  CAP  VALUE  FUND

STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001  (CONTINUED)

======================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
======================================================================

COMMON STOCKS (CONTINUED)
MACHINERY / ENGINES (0.4%)
Cummins, Inc.                                      67,900  $ 2,616,866
                                                           -----------
MACHINERY / INDUSTRIAL / SPECIALTY (0.3%)
Ingersoll-Rand Co.                                 53,600    2,241,016
                                                           -----------
MACHINERY / OIL WELL EQUIPMENT & SERVICES (1.1%)
Key Energy Services, Inc. (b)                     865,200    7,959,840
                                                           -----------
MANUFACTURING / CONSUMER GOODS (0.4%)
U.S. Industries, Inc. 1,132,800                              2,899,968
                                                           -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.9%)
Cooper Co., Inc.                                   63,100    3,153,738
Owens & Minor, Inc.                               186,600    3,452,100
                                                           -----------
                                                             6,605,838
                                                           -----------
MEDICAL INFORMATION SYSTEMS (0.6%)

NDCHealth Corp.                                    88,000    3,040,400
WebMD Corp. (b)                                   145,400    1,026,524
                                                           -----------
                                                             4,066,924
                                                           -----------
METAL PROCESSORS (0.2%)
Wolverine Tube, Inc. (b)                          116,600    1,323,410
                                                           -----------
OIL & GAS (5.5%)
Chesapeake Energy Corp. (b)                       381,400    2,521,054
Core Laboratories N.V. (b)                         37,300      522,946
Global Industries Ltd. (b)                        328,700    2,925,430
Grant Prideco, Inc. (b)                           326,500    3,754,750
Horizon Offshore, Inc. (b)                        183,800    1,385,852
National-Oilwell, Inc. (b)                        106,100    2,186,721
Parker Drilling Co. (b)                           979,500    3,614,355
Patterson-UTI Energy, Inc. (b)                    285,900    6,664,329
Petroleum Geo-Services
ASA-ADR (b)                                       449,500    3,578,020
Pride International, Inc. (b)                     217,100    3,278,210
Sunoco, Inc.                                      130,800    4,884,072
Veritas DGC Inc. (b)                              175,900    3,254,150
                                                           -----------
                                                            38,569,889
                                                           -----------

OIL / CRUDE PRODUCERS (0.3%)
Newfield Exploration Co. (b)                       51,700    1,835,867
                                                           -----------

PAINTS & COATINGS (0.9%)

Fuller (H. B.) Co.                                105,200    3,026,604
Valspar Corp.                                      74,600    2,954,160
                                                           -----------
                                                             5,980,764
                                                           -----------
PAPER (0.5%)

Bowater, Inc.                                      29,700    1,416,690
Louisiana-Pacific Corp.                           262,800    2,218,032
                                                           -----------
                                                             3,634,722
                                                           -----------
PRODUCTION TECHNOLOGY EQUIPMENT (0.4%)

ATMI, Inc. (b)                                    113,300    2,702,205
                                                           -----------

PUBLISHING / MISCELLANEOUS (1.1%)

Donnelley (R.R.) & Sons Co.                        68,900    2,045,641
Lee Enterprises, Inc.                              69,200    2,516,804
Readers Digest Association, Inc.                  132,300    3,053,484
                                                           -----------
                                                             7,615,929
                                                           -----------

======================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
======================================================================

COMMON STOCKS (CONTINUED)

RAILROAD EQUIPMENT (0.3%)
Wabtec Corp.                                      191,700  $ 2,357,910
                                                           -----------

RAW MATERIALS (0.4%)
RPM, Inc.                                         173,200    2,504,472
                                                           -----------

REAL ESTATE (0.2%)
Jones Lang Lasalle, Inc. (b)                       81,600    1,472,880
                                                           -----------

REAL ESTATE INVESTMENT TRUSTS (2.8%)
Anthracite Capital, Inc.                          134,800    1,481,452
Arden Realty, Inc.                                 99,500    2,636,750
Camden Property Trust                              89,000    3,266,300
CBL & Associates Properties, Inc.                  74,600    2,349,900
FBR Asset Investment Corp.                        114,800    3,225,880
Liberty Property Trust                            125,300    3,740,205
Mack-Cali Realty Corp.                            100,500    3,117,510
                                                           -----------
                                                            19,817,997
                                                           -----------

RECREATIONAL VEHICLES & BOATS (0.2%)
Fleetwood Enterprises, Inc.                       139,300    1,578,269
                                                           -----------

RENTAL & LEASING SERVICES / COMMERCIAL (0.3%)
United Rentals, Inc. (b)                           80,100    1,818,270
                                                           -----------

RESTAURANTS (0.7%)
CEC Entertainment, Inc. (b)                        47,200    2,048,008
Darden Restaurants, Inc.                           79,400    2,810,760
                                                           -----------
                                                             4,858,768
                                                           -----------

RETAIL (6.8%)
Abercrombie & Fitch Co. (b)                       125,600    3,332,168
American Eagle Outfitters Ltd. (b)                 57,000    1,491,690
AnnTaylor Stores Corp. (b)                         75,300    2,635,500
AutoNation, Inc. (b)                              208,600    2,572,038
Barnes & Noble, Inc. (b)                          271,400    8,033,439
Circuit City Stores-Circuit City Group             78,300    2,031,885
Family Dollar Stores, Inc.                         95,700    2,869,086
Finlay Enterprises, Inc. (b)                       39,300      326,583
Foot Locker, Inc. (b)                             170,300    2,665,195
Footstar, Inc. (b)                                 96,400    3,017,320
J.C. Penney Co., Inc.                              91,600    2,464,040
Linen 'n Things, Inc. (b)                         167,600    4,273,800
Officemax, Inc. (b)                               796,400    3,583,800
Pacific Sunwear of California, Inc. (b)            96,100    1,962,362
Pier 1 Imports, Inc.                              120,800    2,094,672
Quiksilver, Inc. (b)                               85,100    1,463,720
Skechers U.S.A., Inc. (b)                          21,700      317,254
Tommy Hilfiger Corp. (b)                          193,500    2,660,625
Vans, Inc. (b)                                      7,400       94,276
                                                           -----------
                                                            47,889,453
                                                           -----------

RETAIL / FOOD & DRUG (0.5%)
Supervalue, Inc.                                  134,900    2,983,988
Winn-Dixie Stores, Inc.                            29,700      423,225
                                                           -----------
                                                             3,407,213
                                                           -----------

SECURITIES BROKERAGE & SERVICES (0.4%)

American Capital Strategies Ltd.                  108,100    3,064,635
                                                           -----------
SERVICES: COMMERCIAL (0.4%)
Pennzoil-Quaker State Co.                         200,000    2,890,000
                                                           -----------

                                Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE SMALL CAP VALUE FUND

             STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

============================================================================
SECURITY DESCRIPTION                                SHARES         VALUE
============================================================================
COMMON STOCKS (CONTINUED)
STEEL (0.7%)
Carpenter Technology Corp.                             75,000  $  1,996,500
Maverick Tube Corp. (b)                               213,800     2,768,710

NS Group, Inc. (b)                                      1,100         8,228
USX-U.S. Steel Group                                   25,400       459,994
                                                               -------------
                                                                  5,233,432
                                                               -------------
SURGICAL & MEDICAL INSTRUMENTS (0.4%)

Lumenis Ltd. (b)                                      124,800     2,458,560
                                                               -------------
TECHNOLOGY (1.8%)
Art Technology Group, Inc. (b) 1,142,600                          3,976,248
Citizens Communications Co. (b)                       230,500     2,457,130
Forrester Research, Inc. (b)                           89,100     1,794,474
KPMG Consulting, Inc. (b)                             242,700     4,021,539
                                                               -------------
                                                                 12,249,391
                                                               -------------
TELECOMMUNICATIONS / SERVICES & EQUIPMENT (2.6%)
AirGate PCS, Inc. (b)                                  48,800     2,222,840
Arris Group, Inc (b)                                  570,500     5,568,080
Intervoice, Inc. (b)                                  112,900     1,445,120
Lightbridge, Inc. (b)                                  79,000       959,850

MasTec, Inc. (b)                                      541,900     3,766,205
Scientific-Atlanta, Inc.                              173,100     4,144,014
                                                               -------------
                                                                 18,106,109
                                                               -------------

TEXTILES (0.2%)
WestPoint Stevens, Inc.                               472,100     1,156,645
                                                               -------------

TEXTILES / APPAREL MANUFACTURING (0.3%)

Phillips-Van Heusen Corp.                              18,200       198,380
Russell Corp.                                         114,500     1,718,645
                                                               -------------
                                                                  1,917,025
                                                               -------------
TOYS & GAMES (0.4%)
Mattel, Inc.                                          175,100     3,011,720
                                                               -------------

TRANSPORTATION (2.1%)
Atlas Air, Inc. (b)                                   217,200     3,181,980
CP Ships Ltd. (b)                                     334,600     3,633,756
Genesee & Wyoming, Inc. (b)                            58,400     1,906,760
Stolt-Nielsen-ADR                                     293,040     4,568,494
Yellow Corp. (b)                                       54,800     1,375,480
                                                               -------------
                                                                 14,666,470
                                                               -------------
TRANSPORTATION / MISCELLANEOUS (0.8%)
Tidewater, Inc.                                       154,400     5,234,160
                                                               -------------
UTILITIES - ELECTRIC (1.8%)
Calpine Corp. (b)                                     262,500     4,407,375
Idacorp, Inc.                                          82,000     3,329,200
NSTAR                                                  60,300     2,704,455
Wisconsin Energy Corp.                                 99,500     2,244,720
                                                               -------------
                                                                 12,685,750
                                                               -------------
UTILITIES / GAS DISTRIBUTORS (1.0%)
New Jersey Resources Corp.                             51,700     2,419,560
Questar Corp.                                         120,600     3,021,030
WGL Holdings, Inc.                                     57,400     1,668,618
                                                               -------------
                                                                  7,109,208
                                                               -------------

============================================================================
SECURITY DESCRIPTION                                SHARES         VALUE
============================================================================
COMMON STOCKS (CONTINUED)
UTILITIES / WATER (0.2%)
American States Water Co.                              37,400  $  1,307,130
                                                               -------------

TOTAL COMMON STOCKS                                             637,314,422
                                                               -------------

============================================================================
SECURITY DESCRIPTION                               PRINCIPAL        VALUE
============================================================================

REPURCHASE AGREEMENT (10.2%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collaterized by
RFM Securities,
GNMA Securities,
Freddie Mac Securities)                           $71,441,860    71,441,860
                                                               -------------
TOTAL REPURCHASE AGREEMENT                                       71,441,860
                                                               -------------

TOTAL INVESTMENTS
(COST $713,168,528) (a) - (101.6%)                              708,756,282
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-1.6%)                                       (10,895,936)
                                                               -------------
TOTAL NET ASSETS - (100.0%)                                    $697,860,346
                                                               =============

----------------------------------------------------------------------------
(a)  Cost for federal income tax is
     $718,809,697 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $5,641,169. Net unrealized
     appreciation (depreciation) of
     securities as follows:
         Unrealized appreciation         $ 56,097,166
         Unrealized depreciation          (66,150,581)
                                         -------------
         Net unrealized depreciation     $(10,053,415)
                                         =============
(b)  Denotes a non-income producing security.
ADR             American Depositary Receipt
GNMA            Government National Mortgage Association
RFM             Residential Funding Mortgage

See notes to financial statements.

                             Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             NATIONWIDE SMALL CAP GROWTH FUND

        STATEMENT OF INVESTMENTS DECEMBER 31, 2001

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================

COMMON STOCKS (80.0%)
ADVERTISING SERVICES (0.7%)
Getty Images, Inc. (b)                     45,300  $ 1,040,994
                                                   -----------

AEROSPACE / DEFENSE (1.5%)
DRS Technologies, Inc. (b)                 12,900      459,885
Engineered Support Systems, Inc.           16,500      564,465
The Titan Corp. (b)                        43,000    1,072,850
                                                   -----------
                                                     2,097,200
                                                   -----------

AUDIO/VIDEO PRODUCTS (0.3%)
Polycom, Inc. (b)                          13,800      470,166
                                                   -----------

AUTO PARTS & EQUIPMENT (1.1%)
O'Reilly Automotive, Inc. (b)              43,700    1,593,739
                                                   -----------

BIOTECHNOLOGY (2.7%)
Affymetrix, Inc. (b)                       48,060    1,814,265
Charles River Laboratories
International, Inc. (b)                    16,100      539,028
Integra LifeSciences Holdings (b)          26,500      698,010
Intermune, Inc. (b)                        10,900      536,934
Novavax, Inc. (b)                          21,700      305,970
                                                   -----------
                                                     3,894,207
                                                   -----------

BROADCAST MEDIA (1.0%)
Crown Media Holdings, Inc. (b)             99,800    1,126,742
Emmis Communications Corp. (b)             15,300      361,692
                                                   -----------
                                                     1,488,434
                                                   -----------

CAPITAL GOODS (0.5%)
PerkinElmer, Inc.                          22,431      785,534
                                                   -----------

CASINOS & GAMBLING (1.1%)
Alliance Gaming Corp. (b)                  24,900      731,811
MTR Gaming Group, Inc. (b)                 23,900      382,400
Scientific Games Corp. (b)                  3,900       34,125
Shuffle Master, Inc. (b)                   25,900      405,853
                                                   -----------
                                                     1,554,189
                                                   -----------

CHEMICALS (0.9%)
Cabot Microelectronics Corp. (b)           12,100      958,925
Sigma-Aldrich Corp.                         6,800      267,988
                                                   -----------
                                                     1,226,913
                                                   -----------

COMMERCIAL SERVICES (3.6%)
Catalina Marketing Corp. (b)               27,000      936,900
Coinstar, Inc. (b)                         38,600      965,000
Cornell Corrections, Inc. (b)              19,900      351,235
Education Management Corp. (b)             16,100      583,625
Euronet Worldwide, Inc. (b)                31,800      575,580
Hooper Holmes, Inc.                        28,400      254,180
MemberWorks, Inc. (b)                     105,700    1,480,857
                                                   -----------
                                                     5,147,377
                                                   -----------

COMPUTER SOFTWARE & SERVICES (8.0%)
Activision, Inc. (b)                       16,500      429,165
Advent Software, Inc. (b)                   6,600      329,670
Answerthink, Inc. (b)                      23,700      154,761
Borland Software Corp. (b)                 26,500      414,990
Citrix Systems, Inc. (b)                   29,800      675,268
Concurrent Computer Corp. (b)              19,900      295,515
Digital Insight Corp. (b)                  45,200    1,010,671
EarthLink, Inc. (b)                        50,200      610,934

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
COMMON STOCKS (CONTINUED)

COMPUTER SOFTWARE & SERVICES (CONTINUED)

EPIQ Systems, Inc. (b)                      4,050  $    78,368
FactSet Research Systems, Inc.             18,200      636,090
IONA Technologies PLC - ADR (b)            15,700      318,710
Lantronix, Inc. (b)                       118,200      747,024
MCSI, Inc. (b)                             18,800      440,860
NetIQ Corp. (b)                            14,000      493,640
OPNET Technologies, Inc. (b)               41,100      592,251
OTG Software, Inc. (b)                     31,100      311,000
Precise Software Solutions Ltd. (b)        51,100    1,055,725
ProBusiness Services, Inc. (b)             22,100      415,480
Stellent, Inc. (b)                         10,300      304,468
TALX, Corp.                                21,220      530,076
Tier Technologies, Inc. (b)                14,300      308,308
Transaction Systems
Architects, Inc. (b)                       38,600      473,236
Viewpoint Corp. (b)                        50,700      345,267
Witness Systems, Inc. (b)                  34,700      462,204
                                                   -----------
                                                    11,433,681
                                                   -----------
CONSTRUCTION & HOUSING (0.3%)
Clayton Homes, Inc.                        28,800      492,480
                                                   -----------
CONSUMER PRODUCTS (0.4%)
Oakley, Inc. (b)                           37,700      613,002
                                                   -----------
CONSUMER SERVICES (2.0%)
Gtech Holdings Corp. (b)                    8,600      389,494
MAXIMUS, Inc. (b)                          31,200    1,312,272
SkillSoft Corp. (b)                        19,300      500,256
Stewart Enterprises, Inc. (b)              54,100      324,059
Weight Watchers International, Inc. (b)    11,000      372,020
                                                   -----------
                                                     2,898,101
                                                   -----------

DATA PROCESSING SERVICES (2.0%)
Acxiom Corp. (b)                           56,200      981,814
Alliance Data Systems Corp. (b)            51,700      990,055
Ascential Software Corp. (b)               77,900      315,495
The InterCept Group, Inc. (b)              15,200      621,680
                                                   -----------
                                                     2,909,044
                                                   -----------

DIRECT MARKETING (0.1%)
Provell, Inc. (b)                          52,800       86,592
                                                   -----------

EDUCATION (1.2%)
ITT Educational Services, Inc. (b)         29,100    1,072,917
PLATO Learning, Inc. (b)                   30,133      500,509
Princeton Review, Inc. (b)                 23,700      181,305
                                                   -----------
                                                     1,754,731
                                                   -----------

ELECTRONIC DESIGN AUTOMATION (0.6%)
Nassda Corp. (b)                            4,500      101,205
Simplex Solutions, Inc. (b)                16,100      266,455
Verisity Ltd. (b)                          24,000      454,800
                                                   -----------
                                                       822,460
                                                   -----------

ELECTRONICS (5.2%)
Artisan Components, Inc. (b)              101,600    1,605,279
Credence Systems Corp. (b)                 13,600      252,552
Cree, Inc. (b)                             36,700    1,081,182
Gentex Corp. (b)                           28,000      748,440
Invision Technologies, Inc. (b)             9,000      268,110

                         Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

              NATIONWIDE SMALL CAP GROWTH FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

===========================================================
SECURITY DESCRIPTION                    SHARES    VALUE
===========================================================

COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Kopin Corp. (b)                         12,000     168,000
Lam Research Corp. (b)                  22,700     527,094
LTX Corp. (b)                           15,600     326,664
Mettler Toledo International, Inc. (b)   8,500     440,725
Microsemi Corp. (b)                     14,200     421,740
OSI Systems, Inc. (b)                   37,700     687,648
Pemstar, Inc. (b)                       28,700     344,400
Photon Dynamics, Inc. (b)               14,200     648,230
                                                ----------
                                                 7,520,064
                                                ----------

ENTERTAINMENT (0.5%)
BAM! Entertainment, Inc. (b)            53,300     442,923
Macrovision Corp. (b)                    8,600     302,892
                                                ----------
                                                   745,815
                                                ----------

ENTERTAINMENT SOFTWARE (0.8%)
Acclaim Entertainment, Inc. (b)         60,400     320,120
Take-Two Interactive
Software, Inc. (b)                      55,400     895,818
                                                ----------
                                                 1,215,938
                                                ----------

ENVIRONMENTAL (0.3%)
Stericycle, Inc. (b)                     6,100     371,368
                                                ----------

FINANCIAL (3.7%)
Affiliated Managers Group, Inc. (b)      5,100     359,448
Arthur J. Gallagher & Co.               17,600     607,024
Boston Private Financial
Holdings, Inc.                          29,700     655,479
Commerce Bancorp, Inc.                   5,000     196,700
Doral Financial Corp.                   10,000     312,100
Financial Federal Corp. (b)             31,900     996,875
HCC Insurance Holdings, Inc.            30,600     843,030
Investment Technology Group, Inc. (b)    5,700     222,699
Max Re Capital Ltd.                     24,300     380,538
Medallion Financial Corp.               46,100     364,190
RenaissanceRe Holdings Ltd.              3,700     352,980
                                                ----------
                                                 5,291,063
                                                ----------

FOOD & BEVERAGE (2.1%)
American Italian Pasta Co. (b)          34,700   1,458,441
Constellation Brands, Inc. (b)           9,400     402,790
Cott Corp. (b)                          24,200     384,780
Dean Foods Co. (b)                       5,400     368,280
Smithfield Foods, Inc. (b)              15,400     339,416
                                                ----------
                                                 2,953,707
                                                ----------

HEALTHCARE PRODUCTS (3.7%)
American Medical Systems
Holdings, Inc. (b)                      68,100   1,408,989
Cephalon, Inc. (b)                       9,100     687,824
Cepheid, Inc. (b)                       72,300     303,660
Cytyc Corp. (b)                         24,400     636,840
Endocare, Inc. (b)                      29,300     525,349
Med-Design Corp. (b)                    14,300     281,710
Option Care, Inc. (b)                   15,600     304,980
Pharmacyclics, Inc. (b)                  3,000      29,820
PSS World Medical, Inc. (b)             32,900     268,464
Viasys Healthcare, Inc. (b)             23,100     466,851
Wright Medical Group, Inc. (b)          25,200     451,080
                                                ----------
                                                 5,365,567
                                                ----------

===========================================================
SECURITY DESCRIPTION                    SHARES    VALUE
===========================================================


COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (4.1%)
Accredo Health, Inc. (b)                11,400  $  452,580
AMN Healthcare Services, Inc. (b)        8,100     221,940
Apria Healthcare Group, Inc. (b)        31,300     782,187
BioReliance Corp. (b)                   23,100     659,043
Covance, Inc. (b)                        9,000     204,300
Davita, Inc. (b)                        12,400     303,180
DIANON Systems, Inc. (b)                13,400     814,720
LifePoint Hospitals, Inc. (b)           16,400     558,256
Lincare Holdings, Inc. (b)              16,900     484,185
Medcath Corp. (b)                       18,700     313,786
Province Healthcare Co. (b)             21,200     654,232
Select Medical Corp. (b)                28,900     464,712
                                                ----------
                                                 5,913,121
                                                ----------

HEAVY INDUSTRY / TRANSPORTATION (0.4%)
The Shaw Group, Inc. (b)                22,700     533,450
                                                ----------

HOSPITALS (0.4%)
AmSurg Corp. (b)                        21,200     576,216
                                                ----------

INSURANCE (0.5%)
Clark/Bardes Holdings, Inc. (b)         28,100     708,963
                                                ----------

INTERNET (2.6%)
1-800-FLOWERS.COM, Inc. (b)             22,500     351,000
Agile Software Corp. (b)                42,100     724,962
Alloy Online, Inc. (b)                  17,900     385,387
Checkfree Corp. (b)                     15,700     282,600
HOTJOBS.COM Ltd. (b)                    41,200     428,068
SonicWALL, Inc. (b)                     53,700   1,043,928
Ticketmaster (b)                        33,000     540,870
                                                ----------
                                                 3,756,815
                                                ----------

MANUFACTURING (1.4%)
AptarGroup, Inc.                        19,800     693,594
Armor Holdings, Inc. (b)                 9,600     259,104
Integrated Device Technology, Inc. (b)  17,500     465,325
Power-One, Inc. (b)                     60,300     627,723
                                                ----------
                                                 2,045,746
                                                ----------

MEDIA (1.0%)
Mediacom Communications Corp. (b)       32,500     593,450
Regent Communications, Inc. (b)         53,400     360,450
Scholastic Corp. (b)                     8,500     427,805
                                                ----------
                                                 1,381,705
                                                ----------

MEDICAL (2.8%)
Cryolife, Inc. (b)                       7,400     222,000
Cubist Pharmaceuticals, Inc. (b)        13,400     481,864
Dendrite International, Inc. (b)        61,200     858,636
Gene Logic, Inc. (b)                    29,800     561,432
OSI Pharmaceuticals, Inc. (b)           10,700     489,418
Urologix, Inc. (b)                      33,600     673,680
VISX, Inc. (b)                          60,100     796,325
                                                ----------
                                                 4,083,355
                                                ----------

OIL & GAS (2.3%)
CAL Dive International, Inc. (b)        22,700     560,236
Energen Corp.                           18,500     456,025
Global Industries Ltd. (b)              60,900     542,010
Hanover Compressor Co. (b)               7,300     184,398

                        Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             NATIONWIDE SMALL CAP GROWTH FUND

   STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)


===========================================================
SECURITY DESCRIPTION                  SHARES      VALUE
===========================================================

COMMON STOCKS (CONTINUED)

OIL & GAS (CONTINUED)
National-Oilwell, Inc. (b)             15,000  $    309,150
Newfield Exploration Co. (b)           29,000     1,029,790
Patterson-UTI Energy, Inc. (b)         10,800       251,748
                                               ------------
                                                  3,333,357
                                               ------------
PHARMACEUTICALS (1.9%)
Acambis PLC (b)                        18,800       937,180
Biosite, Inc. (b)                      13,800       253,506
Impax Laboratories, Inc. (b)           29,700       399,168
Meridian Medical
Technologies, Inc. (b)                 18,100       476,030
Priority Healthcare Corp. (b)           7,000       246,330
Sicor, Inc. (b)                        14,200       222,656
Taro Pharmaceutical
Industries Ltd. (b)                     5,500       219,725
                                               ------------
                                                  2,754,595
                                               ------------

RESTAURANTS (0.5%)

AFC Enterprises, Inc. (b)              19,500       553,605
Famous DAVE'S of America, Inc. (b)     25,500       186,405
                                               ------------
                                                    740,010
                                               ------------

RETAIL (5.2%)
Borders Group, Inc. (b)                13,800       273,792
Charlotte Russe Holding, Inc. (b)      30,100       560,161
Christopher & Banks Corp. (b)          16,300       558,275
Copart, Inc. (b)                       14,600       531,002
dELiA*s Corp. (b)                      92,000       570,400
Electronics Boutique
Holdings Corp. (b)                     12,200       487,268
Fred's, Inc.                           12,725       521,216
Galyan's Trading Co. (b)               28,819       410,383
Hollywood Entertainment Corp. (b)      28,900       412,981
Hot Topic, Inc. (b)                    10,500       329,595
Insight Enterprises, Inc. (b)          18,000       442,800
J. Jill Group, Inc. (b)                24,100       518,873
MSC Industrial Direct
Company, Inc. (b)                      47,500       938,125
Shoppers Drug Mart (b)                 24,200       285,681
Too Corp. (b)                          11,000       302,500
Tuesday Morning Corp. (b)              20,800       376,272
                                               ------------
                                                  7,519,324
                                               ------------

SEMICONDUCTORS (4.2%)
Alpha Industries, Inc. (b)             27,700       603,860
Chippac, Inc. (b)                      78,100       579,502
Genesis Microchip, Inc. (b)            22,500     1,487,700
Integrated Circuit Systems, Inc. (b)   11,000       248,490
Microtune, Inc. (b)                    63,200     1,482,672
MIPS Technologies, Inc. (b)            27,521       219,618
Oak Technology, Inc. (b)               28,400       390,500
TriQuint Semiconductor, Inc. (b)       49,600       608,096
Ultratech Stepper, Inc. (b)            25,000       413,000
                                               ------------
                                                  6,033,438
                                               ------------

SERVICES (0.2%)
Boron, Lepore & Associates, Inc. (b)   17,000       234,430
                                               ------------

===========================================================
SECURITY DESCRIPTION                  SHARES      VALUE
===========================================================

COMMON STOCKS (CONTINUED)

TECHNOLOGY (1.0%)
Aeroflex, Inc. (b)                     32,600  $    617,118
Mercury Computer Systems, Inc. (b)     16,200       633,582
Tellium, Inc. (b)                      38,600       240,478
                                               ------------
                                                  1,491,178
                                               ------------
TELECOMMUNICATIONS (5.0%)
Advanced Fibre
Communications, Inc. (b)               51,800       915,306
AirGate PCS, Inc. (b)                  30,700     1,398,385
Harmonic, Inc. (b)                     47,800       574,556
Intrado, Inc. (b)                      31,600       846,880
Spectralink Corp. (b)                  18,700       320,331
Tekelec (b)                            28,400       514,324
UbiquiTel, Inc. (b)                   149,500     1,113,775
US Unwired, Inc. (b)                   50,500       514,090
ViaSat, Inc. (b)                       16,600       258,960
Western Wireless Corp. (b)             24,800       700,600
                                               ------------
                                                  7,157,207
                                               ------------
THERAPEUTICS (0.7%)
Cell Therapeutics, Inc. (b)            22,000       531,080
CV Therapeutics, Inc. (b)               9,400       488,988
                                               ------------
                                                  1,020,068
                                               ------------
TOBACCO (0.5%)
Vector Group Ltd.                      20,890       686,237
                                               ------------
TRANSPORTATION (1.0%)
Kansas City Southern
Industries, Inc. (b)                   48,200       681,066
RailAmerica, Inc. (b)                  53,400       772,164
                                               ------------
                                                  1,453,230
                                               ------------
TOTAL COMMON STOCKS                             115,194,811
                                               ------------

FOREIGN STOCKS (0.6%)

CANADA (0.1%)
ENTERTAINMENT (0.1%)
Alliance Atlantis
Communications Corp. (b)               17,300       195,836
                                               ------------

NORWAY (0.5%)

TELECOMMUNICATIONS (0.5%)
Tandberg ASA (b)                       31,900       708,754
                                               ------------

TOTAL FOREIGN STOCKS
                                                    904,590
                                               ------------

                          Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             NATIONWIDE SMALL CAP GROWTH FUND

   STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

==============================================================
SECURITY DESCRIPTION                 PRINCIPAL       VALUE
==============================================================
REPURCHASE AGREEMENT (20.1%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully Collateralized By
Freddie Mac Securities
And Fannie Mae Securities)          $28,910,229  $ 28,910,229
                                                 -------------
TOTAL REPURCHASE AGREEMENT                         28,910,229
                                                 -------------
TOTAL INVESTMENTS
(COST $138,272,125) (A) - (100.7%)                145,009,630
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-0.7)%                          (1,027,575)
                                                 -------------
TOTAL NET ASSETS - (100.0%)                      $143,982,055
                                                 =============

(a)  Cost for federal income tax is
     $139,775,576 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $1,503,451. Net unrealized
     appreciation (depreciation) of
     securities as follows:
         Unrealized appreciation        $ 16,133,247
         Unrealized depreciation         (10,899,193)
                                        -------------
         Net unrealized appreciation    $  5,234,054
                                        =============
(b)  Denotes a non-income producing security.
ADR        American Depositary Receipt

See notes to financial statements.

           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

              NATIONWIDE GLOBAL 50 FUND

      STATEMENT OF INVESTMENTS DECEMBER 31, 2001

========================================================
SECURITY DESCRIPTION                 SHARES     VALUE
========================================================

COMMON STOCKS (94.5%)

AUSTRALIA (4.2%)
BANKS (2.1%)
National Australia Bank Ltd.          89,400  $1,458,004
                                              ----------

MINING (2.1%)
WMC Ltd. - ADR                        76,363   1,489,079
                                              ----------
                                               2,947,083
                                              ----------

BELGIUM (2.2%)
BREWERY (2.2%)
Interbrew                             55,604   1,522,387
                                              ----------

FINLAND (2.1%)
PAPER & FOREST PRODUCTS (2.1%)
Stora Enso Oyj                       113,998   1,445,394
                                              ----------

FRANCE (7.9%)
BANKS (4.0%)
Banque Nationale de Paris             16,265   1,455,439
                                              ----------
Societe Generale                      24,882   1,392,401
                                              ----------
                                               2,847,840
                                              ----------

ENERGY (1.8%)
Vivendi Environment                   37,906   1,264,298
                                              ----------

OIL & GAS (2.1%)
Total Fina SA                         10,389   1,483,720
                                              ----------
                                               5,595,858
                                              ----------

HONG KONG (3.6%)
ELECTRIC COMPANIES (1.8%)
Hong Kong Electric Holdings          347,500   1,292,344
                                              ----------

REAL ESTATE (1.8%)
Sun Hung Kai Properties Ltd.         156,000   1,260,347
                                              ----------
                                               2,552,691
                                              ----------

ITALY (2.0%)
BANKS (2.0%)
Unicredito Italiano                  359,500   1,443,608
                                              ----------

JAPAN (11.2%)
AUTOMOBILE (2.1%)
Honda Motor Co. Ltd.                  36,500   1,456,547
                                              ----------

ELECTRONICS (1.9%)
NEC Corp.                            131,000   1,336,388
                                              ----------

PHARMACEUTICALS (2.3%)
Mitsubishi Pharma Corp.              148,000   1,669,038
                                              ----------
RETAIL (1.4%)
Fast Retailing Co. Ltd.               10,700     951,946
                                              ----------

SEMICONDUCTORS (1.8%)
Fujitsu Ltd.                         177,000   1,288,402
                                              ----------

TELECOMMUNICATIONS (1.7%)
NTT Docomo, Inc.                          99   1,163,284
                                              ----------
                                               7,865,605
                                              ----------

========================================================
SECURITY DESCRIPTION                 SHARES     VALUE
========================================================

COMMON STOCKS (CONTINUED)

NETHERLANDS (5.9%)
BREWERY (1.9%)
Heineken NV                           35,857  $1,359,739
                                              ----------

INSURANCE (2.0%)
Aegon NV                              52,184   1,412,488
                                              ----------

TRANSPORTATION (2.0%)
TNT Post Group NV                     64,998   1,406,307
                                              ----------
                                               4,178,534
                                              ----------

SINGAPORE (4.0%)
BANKS (1.7%)
DBS Group Holdings Ltd.              160,000   1,195,776
                                              ----------

EMICONDUCTOR MANUFACTURER (2.3%)
Chartered Semiconductor (b)          601,000   1,594,855
                                              ----------
                                               2,790,631
                                              ----------

SPAIN (4.0%)
BANKS (1.9%)
Banco Bilbao Vizcaya Argentaria SA   107,200   1,326,733
                                              ----------

ELECTRIC UTILITY (2.1%)
Iberdrola SA                         114,600   1,491,783
                                              ----------
                                               2,818,516
                                              ----------

SWITZERLAND (3.6%)
FINANCIAL SERVICES (1.7%)
Zurich Financial Services              5,138   1,205,362
                                              ----------
LUXURY GOODS (1.9%)
Compagnie Financiere Richemont AG     70,866   1,316,768
                                              ----------
                                               2,522,130
                                              ----------

TAIWAN (2.4%)
ELECTRONICS (2.4%)
Compal Electronics - GDR (b)         272,624   1,676,638
                                              ----------

UNITED KINGDOM (9.5%)
ELECTRIC UTILITY (2.0%)
Scottish Power PLC                   250,731   1,385,773
                                              ----------

FOOD & HOUSEHOLD PRODUCTS (1.9%)
Unilever PLC                         165,000   1,344,802
                                              ----------

HOUSEHOLD PRODUCTS (2.0%)
Reckitt Benckister PLC                96,802   1,418,731
                                              ----------

PRINTING & PUBLISHING (1.7%)
Reuters Group PLC                    119,643   1,179,731
                                              ----------

TELECOMMUNICATIONS (1.9%)
Vodafone Group PLC                   522,885   1,366,020
                                              ----------
                                               6,695,057
                                              ----------

UNITED STATES (31.9%)
BANKS (2.3%)
U.S. Bancorp                          77,116   1,614,038
                                              ----------

COMPUTER HARDWARE (1.8%)
Sun Microsystems, Inc. (b)           100,700   1,238,610
                                              ----------

                        Continued

            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                 NATIONWIDE GLOBAL 50 FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

===========================================================
SECURITY DESCRIPTION                  SHARES       VALUE
===========================================================
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
ELECTRONICS (1.8%)
Edison International (b)                82,878  $ 1,251,458
                                                -----------
FINANCIAL SERVICES (2.6%)
Capital One Financial Corp.             27,400    1,478,230
Prudential Financial Corp. (b)          10,200      338,538
                                                -----------
                                                  1,816,768
                                                -----------
HEALTH CARE (5.8%)
Bristol-Myers Squibb Co.                28,000    1,427,999
Johnson & Johnson, Inc.                 23,519    1,389,973
Schering-Plough Corp.                   37,300    1,335,713
                                                -----------
                                                  4,153,685
                                                -----------
INDUSTRIAL (1.9%)
General Electric Co.                    33,300    1,334,664
                                                -----------
INSURANCE (4.1%)
AMBAC Financial Group, Inc.             26,250    1,518,825
CIGNA Corp.                             15,800    1,463,870
                                                -----------
                                                  2,982,695
                                                -----------
MANUFACTURING (2.1%)
Tyco International Ltd.                 25,400    1,496,060
                                                -----------
MEDIA (3.5%)
Gemstar-TV Guide
International, Inc. (b)                 41,995    1,163,262
Liberty Media Corp (b)                  92,250    1,291,500
                                                -----------
                                                  2,454,762
                                                -----------
PETROLEUM (2.1%)
Conoco, Inc.                            51,608    1,460,506
                                                -----------
PHARMACEUTICALS (1.9%)
Pharmacia Corp.                         30,700    1,309,355
                                                -----------
TELECOMMUNICATIONS (2.0%)
Sprint Corp. (PCS Group) (b)            57,400    1,401,134
                                                -----------
                                                 22,513,735
                                                -----------
TOTAL COMMON STOCKS                              66,567,867
                                                -----------


===========================================================
SECURITY DESCRIPTION                PRINCIPAL   VALUE
===========================================================
U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. TREASURY BILLS (0.7%)
04/18/02, 2.11%                     $  500,000  $   497,512
                                                -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                   497,512
                                                -----------

===========================================================
SECURITY DESCRIPTION                SHARES      VALUE
===========================================================

RIGHTS / WARRANTS (0.0%)
FRANCE (0.0%)
ENERGY (0.0%)
Vivendi Environnement                   37,906       15,525
                                                -----------
OIL & GAS (0.0%)

Total Fina SA                              450            4
                                                -----------
TOTAL RIGHTS / WARRANTS                              15,529
                                                -----------

===========================================================
SECURITY DESCRIPTION                PRINCIPAL   VALUE
===========================================================

REPURCHASE AGREEMENT (3.9%)

Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Securities)          $2,776,829    2,776,829
                                                -----------
TOTAL REPURCHASE AGREEMENT                        2,776,829
                                                -----------
TOTAL INVESTMENTS
(COST $71,389,465) (a) - (99.1%)                 69,857,737
OTHER ASSETS IN EXCESS
OF LIABILITIES - (0.9%)                             611,019
                                                -----------
TOTAL NET ASSETS - (100.0%)                     $70,468,756
                                                ===========

(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
         Unrealized appreciation         $  3,668,626
         Unrealized depreciation           (5,200,354)
                                         -------------
         Net unrealized depreciation     $ (1,531,728)
                                         =============
     Aggregate cost for federal income tax purposes is
     substantially the same.
(b)  Denotes a non-income producing security.
ADR            American Depositary Receipt
GDR            Global Depositary Receipt


AT DECEMBER 31, 2001, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:
---------------------------------------------------------------------------------------
                                                              UNREALIZED
                      DELIVERY       CONTRACT     MARKET     APPRECIATION/
CURRENCY                DATE          VALUE       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------
SHORT CONTRACT:
Australian Dollar          2/22/02  $3,818,250  $3,769,214  $       49,036
British Pound              2/22/02     953,579     979,335         (25,756)
British Pound              2/22/02     383,260     391,734          (8,474)
British Pound              2/22/02     240,909     242,189          (1,280)
Canadian Dollar            2/22/02   1,332,845   1,333,546            (701)
Euro                       2/22/02   5,930,280   5,986,600         (56,320)
Euro                       2/22/02     399,201     397,673           1,528
Euro                       2/22/02   1,423,872   1,421,469           2,403
Euro                       2/22/02     168,655     168,799            (144)
Euro                       2/22/02   1,521,517   1,510,310          11,207
Euro                       2/22/02     783,348     772,924          10,424

                                    Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            NATIONWIDE GLOBAL 50 FUND

             STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

                                                                          UNREALIZED
DELIVERY                                       CONTRACT      MARKET      APPRECIATION/
CURRENCY                              DATE       VALUE        VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------
SHORT CONTRACT: (CONTINUED)
Hong Kong Dollar                     2/22/02  $ 1,735,192  $ 1,734,727  $          465
Swedish Krone                        2/22/02      741,163      746,765          (5,602)
Swiss Franc                          2/22/02      792,819      796,677          (3,858)
Singapore Dollar                     2/22/02      844,034      836,167           7,867
Singapore Dollar                     2/22/02      790,000      782,731           7,269
Singapore Dollar                     2/22/02      730,000      722,096           7,904
Japanese Yen                         2/22/02      435,000      398,147          36,853
Japanese Yen                         2/22/02      435,000      398,663          36,337
Japanese Yen                         2/22/02    1,509,695    1,404,660         105,035
Japanese Yen                         2/22/02      460,000      428,777          31,223
Japanese Yen                         2/22/02      540,000      507,214          32,786
Japanese Yen                         2/22/02    1,439,009    1,351,315          87,694
Japanese Yen                         2/22/02      403,000      377,111          25,889
Japanese Yen                         2/22/02      409,000      381,893          27,107
Japanese Yen                         2/22/02      520,000      484,026          35,974
Japanese Yen                         2/22/02      408,000      381,387          26,613
Japanese Yen                         2/22/02      920,000      873,046          46,954
Japanese Yen                         2/22/02      445,000      427,299          17,701
Japanese Yen                         2/22/02      445,000      426,061          18,939
Japanese Yen                         2/22/02      290,000      278,276          11,724
---------------------------------------------------------------------------------------
TOTAL SHORT CONTRACTS                         $31,247,628  $30,710,831  $      536,797
---------------------------------------------------------------------------------------
LONG CONTRACTS:
Australia Dollar                     2/22/02  $   565,132  $   558,231         ($6,901)
Australia Dollar                     2/22/02      383,260      377,640          (5,620)
Australia Dollar                     2/22/02      399,201      396,010          (3,191)
Australia Dollar                     2/22/02      569,719      566,303          (3,416)
Australia Dollar                     2/22/02    1,865,372    1,871,030           5,658
British Pound                        2/22/02    1,159,720    1,160,694             974
British Pound                        2/22/02      446,374      452,565           6,191
Canadian Dollar                      2/22/02    1,337,525    1,333,546          (3,979)
Euro                                 2/22/02      148,959      151,031           2,072
Euro                                 2/22/02      700,928      710,734           9,806
Euro                                 2/22/02      356,725      362,722           5,997
Euro                                 2/22/02      437,520      444,209           6,689
Euro                                 2/22/02      171,696      174,947           3,251
Euro                                 2/22/02      713,784      710,734          (3,050)
Euro                                 2/22/02      698,482      692,966          (5,516)
Euro                                 2/22/02    6,937,536    7,010,432          72,896
Hong Kong Dollar                     2/22/02    1,735,058    1,734,726            (332)
Swedish Krone                        2/22/02      742,599      746,765           4,166
Swiss Franc                          2/22/02      490,919      488,132          (2,787)
Swiss Franc                          2/22/02      304,930      308,545           3,615
Singapore Dollar                     2/22/02    2,336,921    2,340,995           4,074
Japanese Yen                         2/22/02      370,000      348,581         (21,419)
Japanese Yen                         2/22/02      630,000      594,237         (35,763)
Japanese Yen                         2/22/02      165,000      156,070         ( 8,930)
Japanese Yen                         2/22/02      165,000      155,941         ( 9,059)
Japanese Yen                         2/22/02      521,732      497,268         (24,464)
Japanese Yen                         2/22/02      432,815      420,765         (12,050)
Japanese Yen                         2/22/02      373,000      364,800          (8,200)
Japanese Yen                         2/22/02      373,000      368,504          (4,496)
Japanese Yen                         2/22/02      581,683      574,459          (7,224)
Japanese Yen                         2/22/02      175,317      173,177          (2,140)
Japanese Yen                         2/22/02    4,457,874    4,464,071           6,197
---------------------------------------------------------------------------------------
TOTAL LONG CONTRACTS                          $30,747,781  $30,710,830        ($36,951)
---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        DREYFUS NSAT MID CAP INDEX FUND

                   STATEMENT OF INVESTMENTS DECEMBER 31, 2001

=============================================================
SECURITY DESCRIPTION                      SHARES     VALUE
=============================================================

COMMON STOCKS (95.7%)
AEROSPACE / DEFENSE (0.2%)
Precision Castparts Corp.                 14,900  $   420,925
Sequa Corp. (b)                            3,000      142,560
                                                  -----------
                                                      563,485
                                                  -----------

AGRICULTURAL PRODUCTS (0.7%)
R.J. Reynolds Tobacco Holdings, Inc.      27,900    1,570,770
Universal Corp.                            8,000      291,280
                                                  -----------
                                                    1,862,050
                                                  -----------
AIRLINES (0.1%)
Alaska Air Group, Inc. (b)                 7,700      224,070
                                                  -----------

AMUSEMENT & RECREATION (0.6%)
Callaway Golf Co.                         22,400      428,960
International Speedway Corp.              15,500      606,050
Six Flags, Inc. (b)                       26,800      412,184
                                                  -----------
                                                    1,447,194
                                                  -----------

AUTO PARTS & EQUIPMENT (1.1%)

Arvinmeritor, Inc.                        19,225      377,579
Bandag, Inc.                               6,000      208,560
BorgWarner Automotive, Inc.                7,700      402,325
Gentex Corp. (b)                          21,800      582,714
Lear Corp. (b)                            18,600      709,404
Modine Manufacturing Co.                   9,600      223,968
Superior Industries International, Inc.    7,600      305,900
                                                  -----------
                                                    2,810,450
                                                  -----------

BANKS (10.1%)
Associated Banc Corp.                     19,300      681,097
Astoria Financial Corp.                   26,900      711,774
Banknorth Group, Inc.                     44,300      997,636
City National Corp.                       13,900      651,215
Colonial Bancgroup, Inc.                  33,600      473,424
Compass Bancshares, Inc.                  37,400    1,058,420
Dime Bancorp, Inc.                        34,500    1,244,760
First Tennessee National Corp.            36,900    1,337,994
First Virginia Banks, Inc.                14,000      710,640
FirstMerit Corp.                          25,000      677,250
Golden State Bancorp, Inc.                39,400    1,030,310
Greater Bay Bancorp                       14,400      411,552
GreenPoint Financial Corp.                29,200    1,043,900
Hibernia Corp.                            46,200      821,898
Independence Community Bank Corp.         17,200      391,472
IndyMac Bancorp, Inc. (b)                 17,800      416,164
M&T Bank Corp.                            27,500    2,003,375
Marshall & Ilsley Corp.                   30,700    1,942,696
Mercantile Bankshare Corp.                20,400      878,016
National Commerce Financial Co.           59,290    1,500,037
New York Community Bancorp, Inc.          29,800      681,526
North Fork Bancorp, Inc.                  47,200    1,509,928
Pacific Century Financial Corp.           22,300      577,347
Provident Financial Group                 14,300      375,804
Roslyn Bancorp, Inc.                      25,600      448,000
Silicon Valley Bancshares (b)             13,500      360,855
Sovereign Bancorp, Inc.                   72,000      881,280
TCF Financial Corp.                       22,400    1,074,752
Webster Financial Corp.                   14,400      454,032
West America Bancorp.                     10,100      399,657
Wilmington Trust Corp.                     9,500      601,445
                                                  -----------
                                                   26,348,256
                                                  -----------

-------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES  VALUE
-------------------------------------------------------------
COMMON STOCK (CONTINUED)
BIOTECHNOLOGY (3.3%)
COR Therapeutics, Inc. (b)                16,200  $   387,666
Gilead Sciences, Inc. (b)                 27,900    1,833,588
IDEC Pharmaceuticals Corp. (b)            44,400    3,060,492
Incyte Pharmaceuticals, Inc. (b)          19,200      373,248
Millenium Pharmaceuticals, Inc. (b)       64,500    1,580,895
Protein Design Labs, Inc. (b)             25,500      836,400
Vertex Pharmaceuticals, Inc. (b)          21,700      533,603
                                                  -----------
                                                    8,605,892
                                                  -----------

BROADCASTING (1.1%)
Emmis Communications Corp. (b)            13,800      326,232
Entercom Communications Corp. (b)         13,200      660,000
Hispanic Broadcasting Corp. (b)           31,800      810,900
Westwood One, Inc. (b)                    31,500      946,575
                                                  -----------
                                                    2,743,707
                                                  -----------

BUSINESS SERVICES (3.0%)
Acxiom Corp. (b)                          25,300      441,991
The BISYS Group, Inc. (b)                 17,100    1,094,229
Catalina Marketing Corp. (b)              16,200      562,140
Ceridian Corp. (b)                        42,600      798,750
Checkfree Corp. (b)                       22,400      403,200
CSG Systems International, Inc. (b)       15,400      622,930
DST Systems, Inc. (b)                     35,100    1,749,735
Gartner Group, Inc. (b)                   25,300      283,360
Harte-Hanks, Inc.                         18,500      521,145
Kelly Services                            10,500      229,845
Korn/Ferry International (b)              10,900      116,085
Manpower, Inc.                            22,100      744,991
Modis Professional Services, Inc. (b)     28,500      203,490
                                                  -----------
                                                    7,771,891
                                                  -----------

CHEMICALS (2.5%)
A. Schulman, Inc.                          8,500      116,025
Airgas, Inc. (b)                          19,800      299,376
Albemarle Corp.                           13,400      321,600
Cabot Corp.                               18,300      653,310
Crompton Corp.                            33,000      297,000
Cytec Industries, Inc. (b)                11,800      318,600
Ferro Corp.                               10,000      258,000
FMC Corp. (b)                              9,200      547,400
Fuller (H. B.) Co.                         8,200      235,914
IMC Global, Inc.                          33,500      435,500
Lubrizol Corp.                            14,900      522,841
Lyondell Chemical Co.                     34,300      491,519
Minerals Technologies, Inc.                5,700      265,848
Olin Corp.                                12,700      204,978
RPM, Inc.                                 29,800      430,908
Solutia, Inc.                             30,200      423,404
Valspar Corp.                             14,200      562,320
                                                  -----------
                                                    6,384,543
                                                  -----------
COMMUNICATION EQUIPMENT (2.6%)
Adtran, Inc. (b)                          11,500      293,480
Advanced Fibre
Communications, Inc. (b)                  23,700      418,779
Broadwing, Inc. (b)                       63,600      604,200
CommScope, Inc. (b)                       15,000      319,050
Harris Corp.                              19,200      585,792

                          Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        DREYFUS NSAT MID CAP INDEX FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCK (CONTINUED)

COMMUNICATION EQUIPMENT (CONTINUED)
 L-3 Communications
 Holdings, Inc. (b)                          11,400  $1,026,000
 Plantronics, Inc. (b)                       13,600     348,704
 Polycom, Inc. (b)                           26,000     885,820
 Powerwave Technologies, Inc. (b)            18,700     323,136
 Price Communications Corp. (b)              16,100     307,349
 Telephone & Data Systems, Inc.              17,100   1,534,725
                                                     ----------
                                                      6,647,035
                                                     ----------
 COMPUTER HARDWARE (1.9%)
 Infocus Corp. (b)                           11,300     248,826
 Keane, Inc. (b)                             21,900     394,857
 National Instruments Corp. (b)              14,800     554,408

 Quantum Corp. (b)                           45,300     446,205
 SanDisk Corp. (b)                           19,800     285,120
 Storage Technology Corp. (b)                30,300     626,301
 Sungard Data Systems, Inc. (b)              81,400   2,354,902
 Sykes Enterprises, Inc. (b)                 11,600     108,344
                                                     ----------
                                                      5,018,963
                                                     ----------
 COMPUTER SOFTWARE & SERVICES (6.8%)
 3COM Corp. (b)                             101,300     646,294
 Advent Software, Inc. (b)                    9,800     489,510
 Affiliated Computer Services, Inc. (b)      17,500   1,857,275
 Ascential Software Corp. (b)                75,500     305,775
 Avocent Corp. (b)                           12,900     312,825
 Cadence Design Systems, Inc. (b)            71,300   1,562,896
 Electronic Arts, Inc. (b)                   39,900   2,392,005
 Enterasys Networks, Inc. (b)                56,500     500,025
 Investment Technology Group, Inc. (b)       14,200     554,794
 Jack Henry & Associates, Inc.               25,800     563,472
 Legato Systems, Inc. (b)                    25,900     335,923
 Macromedia, Inc. (b)                        17,200     306,160
 Macrovision Corp. (b)                       14,600     514,212
 Mentor Graphics Corp. (b)                   18,600     438,402
 Network Associates, Inc. (b)                40,400   1,044,340
 Rational Software Corp. (b)                 56,500   1,101,750
 Retek, Inc. (b)                             14,800     442,076
 RSA Security, Inc. (b)                      16,700     291,582
 Sybase, Inc. (b)                            28,800     453,888
 Symantec Corp. (b)                          20,300   1,346,499
 Synopsys, Inc. (b)                          17,300   1,021,911
 The Titan Corp. (b)                         20,200     503,990
 Transaction Systems
 Architects, Inc. (b)                        10,700     131,182
 Wind River Systems, Inc. (b)                22,900     410,139
                                                     ----------
                                                     17,526,925
                                                     ----------
 COMPUTER STORAGE DEVICES (0.3%)
 McDATA Corp. (b)                            32,800     803,600
                                                     ----------
 CONSTRUCTION (1.3%)
 Clayton Homes, Inc.                         40,200     687,420
 Dycom Industries, Inc. (b)                  12,400     207,204
 Granite Construction, Inc.                  11,950     287,756
 Jacobs Engineering Group, Inc. (b)           7,800     514,800
 Lennar Corp.                                18,500     866,170
 Martin Marietta Materials, Inc.             14,100     657,060
                                                     ----------
                                                      3,220,410
                                                     ----------
 CONSUMER & COMMERCIAL SERVICES (2.6%)
 Apollo Group, Inc. (b)                      33,250   1,496,582

==================================================================
SECURITY DESCRIPTION                         SHARES      VALUE
==================================================================
COMMON STOCK (CONTINUED)

CONSUMER & COMMERCIAL SERVICES (CONTINUED)
Choicepoint, Inc. (b)                          18,350  $  930,162
DeVry, Inc. (b)                                20,300     577,535
Dun & Bradstreet Corp. (b)                     22,900     808,370
Education Management Corp. (b)                  9,900     358,875
NCO Group, Inc. (b)                             7,500     171,750
Pittston Brink's Group                         15,800     349,180
Quanta Services, Inc. (b)                      17,400     268,482
Rollins, Inc.                                   8,800     176,000
Sotheby's Holdings, Inc. (b)                   17,900     297,319
Sylvan Learning Systems, Inc. (b)              11,000     242,770
United Rentals, Inc. (b)                       21,400     485,780
Viad Corp.                                     25,700     608,576
                                                       ----------
                                                        6,771,381
                                                       ----------

CONSUMER NON-DURABLE (0.4%)
Smithfield Foods, Inc. (b)                     32,500     716,300
Timberland Co. (b)                             11,300     419,004
                                                       ----------
                                                        1,135,304
                                                       ----------
CONSUMER PRODUCTS (1.3%)
Blyth Industries, Inc.                         13,700     318,525
Church & Dwight, Inc.                          11,300     300,919
Dial Corp.                                     27,700     475,055
Energizer Holdings, Inc. (b)                   26,800     510,540
Furniture Brands International, Inc. (b)       14,700     470,694
Lancaster Colony Corp.                         10,900     387,059
Mohawk Industries Co. (b)                      15,300     839,664
                                                       ----------
                                                        3,302,456
                                                       ----------
CONTAINERS / PACKAGING (0.5%)
Packaging Corp. of America (b)                 31,100     564,465
Sonoco Products Co.                            27,800     738,924
                                                       ----------
                                                        1,303,389
                                                       ----------
CRUDE PETROLEUM & NATURAL GAS (0.2%)
Patterson-UTI Energy, Inc. (b)                 22,300     519,813
                                                       ----------
ELECTRONICS (6.8%)
Arrow Electronics, Inc. (b)                    28,800     861,120
Atmel Corp. (b)                               135,400     997,898
Avnet, Inc.                                    34,200     871,074
Cabot Microelectronics Corp. (b)                6,982     553,324
Cirrus Logic, Inc. (b)                         23,100     305,382
Credence Systems Corp. (b)                     17,400     323,118
Cree, Inc. (b)                                 21,100     621,606
Cypress Semiconductor Corp. (b)                35,100     699,543
DSP Group, Inc. (b)                             7,700     179,102
FEI Co. (b)                                     9,300     293,043
Hubbell, Inc.                                  17,100     502,398
Integrated Device Technology, Inc. (b)         30,400     808,336
International Rectifier Corp. (b)              18,300     638,304
Kemet Corp. (b)                                25,000     443,750
Lam Research Corp. (b)                         36,600     849,852
Lattice Semiconductor Corp. (b)                31,600     650,012
LTX Corp. (b)                                  14,000     293,160
Micrel, Inc. (b)                               26,800     702,964
Microchip Technology, Inc. (b)                 38,800   1,503,112
MIPS Technologies, Inc. (b)                    11,400      90,972
Newport Corp.                                  10,600     204,368
Plexus Corp. (b)                               12,100     321,376
RF Micro Devices, Inc. (b)                     48,500     932,655

                                    Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        DREYFUS NSAT MID CAP INDEX FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
COMMON STOCK (CONTINUED)

ELECTRONICS (CONTINUED)
Semtech Corp. (b)                        20,500  $  731,645
SPX Corp. (b)                            11,800   1,615,419
TranSwitch Corp. (b)                     24,800     111,600
TriQuint Semiconductor, Inc. (b)         37,691     462,092
Vishay Intertechnology, Inc. (b)         46,450     905,775
                                                 ----------
                                                 17,473,000
                                                 ----------
ENVIRONMENTAL SERVICES (0.4%)
Republic Services, Inc. (b)              49,300     984,521
                                                 ----------
FINANCIAL SERVICES (4.2%)
Americredit Corp. (b)                    24,500     772,975
Certegy, Inc. (b)                        20,000     684,400
E*TRADE Group, Inc. (b)                 108,000   1,107,000
Eaton Vance Corp.                        20,200     718,110
Edwards (A.G.), Inc.                     22,900   1,011,493
Investors Financial Services Corp.        9,300     615,753
Labranche & Co., Inc. (b)                17,100     589,266
Legg Mason, Inc.                         19,400     969,612
Metris Cos., Inc.                        18,700     480,777
Neuberger Berman, Inc.                   20,550     902,145
PMI Group, Inc.                          12,900     864,429
SEI Corp.                                31,500   1,420,965
Waddell & Reed Financial, Inc.           23,300     750,260
                                                 ----------
                                                 10,887,185
                                                 ----------
FOOD & BEVERAGE (2.7%)
Dean Foods Co. (b)                       12,662     863,521
Dole Food Co.                            16,300     437,329
Dreyer's Grand Ice Cream, Inc.           10,000     385,100
Hormel Foods Corp.                       40,400   1,085,548
Interstate Bakeries Corp.                14,700     355,446
McCormick & Co., Inc.                    20,100     843,597
PepsiAmericas, Inc.                      45,600     629,280
Sensient Technologies Corp.              13,900     289,259
Smucker (J.M.) Co.                        7,100     251,198
Tootsie Roll Industries, Inc.            14,688     574,007
Tyson Foods, Inc.                       101,181   1,168,641
                                                 ----------
                                                  6,882,926
                                                 ----------
GAMING (0.6%)
GTECH Holdings Corp. (b)                  8,300     375,907
Mandalay Resort Group (b)                20,600     440,840
Park Place Entertainment, Inc. (b)       86,500     793,205
                                                 ----------
                                                  1,609,952
                                                 ----------
HEALTH SERVICES (0.3%)
Universal Health Services, Inc. (b)      17,500     748,650
                                                 ----------
HEALTHCARE (8.1%)
Apogent Technologies, Inc. (b)           30,800     794,640
Apria Healthcare Group, Inc. (b)         15,700     392,343
Barr Laboratories, Inc. (b)              12,300     976,128
Beckman Coulter, Inc.                    17,600     779,680
Covance, Inc. (b)                        17,000     385,900
Cytyc Corp. (b)                          33,700     879,570
Dentsply International, Inc.             15,100     758,020
Edwards Lifesciences Corp. (b)           17,200     475,236
Express Scripts, Inc. (b)                23,000   1,075,480
First Health Group Corp. (b)             29,000     717,460
Health Net, Inc. (b)                     35,900     781,902
Henry Schein, Inc. (b)                   12,400     459,172
ICN Pharmaceuticals, Inc.                23,600     790,600
IVAX Corp. (b)                           57,425   1,156,540

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

LifePoint Hospitals, Inc. (b)             11,200  $  381,248
Lincare Holdings, Inc. (b)                31,300     896,745
Mylan Laboratories, Inc.                  36,500   1,368,750
Omnicare, Inc.                            27,200     676,736
Oxford Health Plans (b)                   26,800     807,752
PacifiCare Health Systems, Inc. (b)        9,800     156,800
Patterson Dental Co. (b)                  19,700     806,321
Perrigo Co. (b)                           21,400     252,948
Quest Diagnostics, Inc. (b)               27,800   1,993,537
Sepracor, Inc. (b)                        22,700   1,295,262
Steris Corp. (b)                          20,000     365,400
Triad Hospitals, Inc. (b)                 21,008     616,585
Trigon Healthcare, Inc. (b)               10,400     722,280
Visx, Inc. (b)                            16,000     212,000
                                                  ----------
                                                  20,975,035
                                                  ----------
HOTELS & LODGING (0.2%)
Extended Stay America, Inc. (b)           27,100     444,440
                                                  ----------
INSURANCE (3.7%)
Allmerica Financial Corp.                 15,400     686,070
American Financial Group, Inc.            19,800     486,090
Everest Re Group Ltd.                     13,500     954,450
Fidelity National Financial, Inc.         25,100     622,480
Gallagher (Arthur J.) & Co.               24,600     848,454
HCC Insurance Holdings, Inc.              17,600     484,880
Horace Mann Educators Corp.               11,800     250,396
Leucadia National Corp.                   16,100     464,807
Mony Group, Inc.                          13,900     480,523
Ohio Casualty Corp. (b)                   17,500     280,875
Old Republic International Corp.          34,600     969,146
Protective Life Corp.                     20,000     578,600
Radian Group, Inc.                        27,400   1,176,830
Stancorp Financial Group, Inc.             8,700     411,075
Unitrin, Inc.                             19,700     778,544
                                                  ----------
                                                   9,473,220
                                                  ----------
MACHINERY (0.3%)
AGCO Corp.                                20,800     328,224
Kaydon Corp.                               8,700     197,316
Tecumseh Products Co.                      5,400     273,402
                                                  ----------
                                                     798,942
                                                  ----------
MANUFACTURING (3.1%)
Albany International Corp.                 9,012     195,560
American Standard Co. (b)                 20,800   1,419,184
Ametek, Inc.                               9,600     306,144
Carlisle Companies, Inc.                   8,800     325,424
Diebold, Inc.                             20,900     845,196
Donaldson Co., Inc.                       12,900     501,036
Federal Signal Corp.                      13,300     296,191
Flowserve Corp. (b)                       13,000     345,930
Harsco Corp.                              11,600     397,880
Hillenbrand Industry, Inc.                18,200   1,005,914
Nordson Corp.                              9,500     250,895
Pentair, Inc.                             14,300     522,093
Stewart & Stevenson Services, Inc.         8,200     154,242
Teleflex, Inc.                            11,200     529,872
Trinity Industries, Inc.                  12,800     347,776
York International Corp.                  11,200     427,056
                                                  ----------
                                                   7,870,393
                                                  ----------

                                    Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        DREYFUS NSAT MID CAP INDEX FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
COMMON STOCK (CONTINUED)

METALS (0.4%)
AK Steel Holding Corp.                     31,400   $  357,332
Carpenter Technology Corp.                  6,400      170,368
Kennametal, Inc.                            8,900      358,403
UCAR International, Inc. (b)               15,900      170,130
                                                    ----------
                                                     1,056,233
                                                    ----------
MINING (0.1%)
Arch Coal, Inc.                            15,200      345,040
                                                    ----------
OFFICE EQUIPMENT & SUPPLIES (0.7%)
HON Industries, Inc.                       17,300      478,345
Miller (Herman), Inc.                      22,200      525,252
Reynolds & Reynolds Co.                    20,900      506,825
Wallace Computer Services, Inc.            12,000      227,880
                                                    ----------
                                                     1,738,302
                                                    ----------
OIL & GAS (5.7%)
B.J. Services Co. (b)                      48,000    1,557,600
Cooper Cameron Corp. (b)                   15,800      637,688
ENSCO International, Inc.                  39,200      974,120
FMC Technologies, Inc. (b)                 18,400      302,680
Forest Oil Corp. (b)                       13,600      383,656
Grant Prideco, Inc. (b)                    31,900      366,850
Hanover Compressor Co. (b)                 18,400      464,784
Helmerich & Payne, Inc.                    14,800      494,024
Murphy Oil Corp.                           13,200    1,109,328
National-Oilwell, Inc. (b)                 23,600      486,396
Noble Affiliates, Inc.                     16,500      582,285
Ocean Energy, Inc.                         49,700      954,240
Pennzoil-Quaker State Co.                  23,100      333,795
Pioneer Natural Resources Co. (b)          28,700      552,762
Pride International, Inc. (b)              38,600      582,860
Smith International, Inc. (b)              14,400      772,128
Tidewater, Inc.                            17,700      600,030
Ultramar Diamond Shamrock Corp.            21,700    1,073,716
Valero Energy Corp.                        17,700      674,724
Varco International, Inc. (b)              27,908      418,062
Weatherford International, Inc. (b)        33,500    1,248,210
                                                    ----------
                                                    14,569,938
                                                    ----------
PAPER & FOREST PRODUCTS (0.8%)
Bowater, Inc.                              16,000      763,200
Glatfelter (P.H.) & Co.                    12,400      193,192
Longview Fibre Co.                         15,000      177,150
Potlatch Corp.                              8,300      243,356
Rayonier, Inc.                              7,900      398,713
Wausau-Mosinee Paper Corp.                 15,000      181,500
                                                    ----------
                                                     1,957,111
                                                    ----------
PHOTOGRAPHY / IMAGING (0.1%)
Imation Corp. (b)                          10,300      222,274
                                                    ----------
PREPACKAGED SOFTWARE (0.2%)
Internet Security, Inc. (b)                13,900      445,634
                                                    ----------
PUBLISHING & PRINTING (1.9%)
Banta Corp.                                 7,200      212,544
Belo (A.H.) Corp.                          32,000      600,000
Lee Enterprises, Inc.                      12,800      465,536
Media General, Inc.                         6,700      333,861
Readers Digest Association                 29,100      671,628
Scholastic Corp. (b)                       10,300      518,399

==============================================================
SECURITY DESCRIPTION                      SHARES      VALUE
==============================================================
COMMON STOCK (CONTINUED)

PUBLISHING & PRINTING (CONTINUED)
Valassis Communications, Inc. (b)           15,600  $  555,672
Washington Post Co.                          2,800   1,484,000
                                                    ----------
                                                     4,841,640
                                                    ----------
REAL ESTATE INVESTMENT TRUSTS (0.4%)
Hospitality Properties Trust                18,200     536,900
New Plan Excel Realty Trust                 25,400     483,870
                                                    ----------
                                                     1,020,770
                                                    ----------
RESTAURANTS (1.0%)
Bob Evans Farms, Inc.                       10,200     250,614
Brinker International, Inc. (b)             28,600     851,136
CBRL Group, Inc.                            16,100     473,984
Outback Steakhouse, Inc. (b)                22,200     760,350
Papa John's International, Inc. (b)          6,500     178,620
                                                    ----------
                                                     2,514,704
                                                    ----------
RETAIL (4.4%)
Abercrombie & Fitch Co. (b)                 28,900     766,717
American Eagle Outfitters Ltd. (b)          20,950     548,262
Barnes & Noble, Inc. (b)                    19,500     577,200
BJ's Wholesale Club, Inc. (b)               21,200     934,920
Borders Group, Inc. (b)                     23,300     462,272
CDW Computer Centers, Inc. (b)              25,600   1,374,975
Claire's Stores, Inc.                       14,200     214,420
Coach, Inc. (b)                             12,700     495,046
Dollar Tree Stores, Inc. (b)                32,750   1,012,303
Fastenal Co.                                11,100     737,373
Lands End, Inc. (b)                          8,600     431,376
Longs Drug Stores Corp.                     11,000     257,180
Nieman Marcus Group, Inc. (b)               13,900     431,873
Payless Shoesource, Inc. (b)                 6,500     364,975
Ross Stores, Inc.                           23,500     753,880
Ruddick Corp.                               13,500     215,865
Saks, Inc. (b)                              41,400     386,676
Tech Data Corp. (b)                         16,000     692,480
Williams Sonoma, Inc. (b)                   16,500     707,850
                                                    ----------
                                                    11,365,643
                                                    ----------
SEMICONDUCTORS (0.3%)
Fairchild Semiconductor Corp. (b)           27,800     783,960
                                                    ----------
SHIPPING/TRANSPORTATION (1.7%)
Airborne, Inc.                              14,000     207,620
Alexander & Baldwin, Inc.                   11,800     315,060
Atlas Air, Inc. (b)                         11,200     164,080
CNF Transportation, Inc.                    14,200     476,410
EGL, Inc. (b)                               13,900     193,905
Expeditors International
of Washington, Inc.                         15,000     854,250
GATX Corp.                                  14,100     458,532
J.B. Hunt Transport Services, Inc. (b)      10,300     238,960
Overseas Shipholding Group, Inc.            10,000     225,000
Robinson (C.H.) Worldwide, Inc.             24,700     714,201
Swift Transportation Co., Inc. (b)          24,400     524,844
                                                    ----------
                                                     4,372,862
                                                    ----------
TEXTILES / APPAREL (0.0%)
Unifi, Inc. (b)                             15,700     113,825
                                                    ----------

                                    Continued

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        DREYFUS NSAT MID CAP INDEX FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

=============================================================
SECURITY DESCRIPTION                   SHARES       VALUE
=============================================================
COMMON STOCKS (CONTINUED)

UTILITIES (7.0%)
AGL Resources, Inc.                       15,900  $  366,018
Allete, Inc.                              24,000     604,800
Alliant Energy Corp.                      25,500     774,180
American Water Works, Inc.                28,900   1,206,575
Black Hills Corp.                          7,600     257,184
Cleco Corp.                               13,100     287,807
Conectiv, Inc.                            25,900     634,291
Covanta Energy Corp. (b)                  14,500      65,540
DPL, Inc.                                 36,900     888,552
DQE, Inc.                                 16,300     308,559
Energy East Corp.                         33,900     643,761
Equitable Resources, Inc.                 18,600     633,702
Great Plains Energy, Inc.                 18,000     453,600
Hawaiian Electric Industries, Inc.         9,900     398,772
Idacorp, Inc.                             10,900     442,540
MDU Resources Group, Inc.                 19,800     557,370
Montana Power Co. (b)                     30,300     174,225
National Fuel Gas Co.                     23,100     570,570
Northeast Utilities                       40,800     719,304
NSTAR                                     15,500     695,175
Oklahoma Gas & Electric Co.               22,700     523,916
Oneok, Inc.                               17,400     310,416
PNM, Inc.                                 11,400     318,630
Potomac Electric Power Co.                31,300     706,441
Puget Energy, Inc.                        25,100     549,439
Questar Corp.                             23,600     591,180
Scana Corp.                               30,600     851,598
Sierra Pacific Resources                  29,800     448,490
Utilicorp United, Inc.                    33,700     848,229
Vectren, Inc.                             19,800     474,804
Western Gas Resources, Inc.                9,500     307,040
Western Resources, Inc.                   20,600     354,320
WGL Holdings, Inc.                        14,200     412,794
Wisconsin Energy Corp.                    34,000     767,040
                                                 -----------
                                                  18,146,862
                                                 -----------
TOTAL COMMON STOCK                               246,653,876
                                                 -----------

=============================================================
SECURITY DESCRIPTION                  SHARES        VALUE
=============================================================
WARRANT (0.0%)
Dime Bancorp, Inc.                      16,800  $      2,520
                                                -------------
TOTAL WARRANT                                          2,520
                                                -------------
=============================================================
SECURITY DESCRIPTION                PRINCIPAL       VALUE
=============================================================
U.S. TREASURY BILLS (0.2%)
2.29%, 03/21/02 (c)                 $  550,000       547,998
                                                -------------
TOTAL U.S. TREASURY BILLS                            547,998
                                                -------------
REPURCHASE AGREEMENT (4.3%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Fannie Mae Strip)                10,990,811    10,990,811
                                                -------------
TOTAL REPURCHASE AGREEMENT                        10,990,811
                                                -------------
TOTAL INVESTMENTS
(COST $260,327,901) (a) - (100.2%)               258,195,205
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-0.2%)                           (572,099)
                                                -------------
NET ASSETS - (100.0%)                           $257,623,106
                                                =============

-------------------------------------------------------------
(a) Cost for federal income tax is $265,203,547 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,875,646. Net unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation            $  26,363,740
          Unrealized depreciation             (33,372,082)
                                            --------------
          Net  unrealized  depreciation     $  (7,008,342)
                                            ==============

(b)  Denotes a non-income producing security.
(c)  Pledged as collateral for futures.

AT DECEMBER 31, 2001, THE FUND'S OPEN FUTURES CONTRACTS WERE AS FOLLOWS:
----------------------------------------------------------------------------------
                                                                      UNREALIZED
NUMBER OF                                         MARKET VALUE       APPRECIATION
CONTRACTS  LONG CONTRACT          EXPIRATION  COVERED BY CONTRACTS    AT 12/31/01
----------------------------------------------------------------------------------
46         S&P Midcap 400 Future    03/14/02  $          11,709,300  $     118,350

See notes to financial statements.

              NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                TURNER NSAT GROWTH FOCUS FUND

          STATEMENT OF INVESTMENTS DECEMBER 31, 2001


=========================================================
SECURITY DESCRIPTION                  SHARES     VALUE
=========================================================
COMMON STOCKS (97.2%)

ADVERTISING (6.1%)

Omnicom Group, Inc.                    8,860  $   791,641
                                              -----------

BROADCASTING (2.5%)

Univision Communications, Inc. (b)     8,220      332,581
                                              -----------

BUILDING MATERIALS (4.1%)

Weyerhaeuser Co.                       9,820      531,066
                                              -----------

COMMUNICATIONS EQUIPMENT (15.4%)
Brocade Communications
Systems, Inc. (b)                     21,620      716,055
Cisco Systems, Inc. (b)               38,210      691,983
Nextel Communications,

Inc. Class A (b)                      54,750      600,060
                                              -----------
                                                2,008,098
                                              -----------
COMPUTER SOFTWARE & SERVICES (18.5%)
PeopleSoft, Inc. (b)                  16,050      645,210

Siebel Systems, Inc. (b)              18,640      521,547

VERITAS Software Corp. (b)            14,880      667,070
Yahoo, Inc. (b)                       32,270      572,470
                                              -----------
                                                2,406,297
                                              -----------

ELECTRONICS (9.4%)
Flextronics International Ltd. (b)    23,640      567,124
Gemstar-TV Guide
International, Inc. (b)               23,650      655,105
                                              -----------
                                                1,222,229
                                              -----------

FINANCIAL SERVICES (9.7%)

Charles Schwab Corp.                  47,530      735,289
Merrill Lynch & Co.                   10,240      533,709
                                              -----------
                                                1,268,998
                                              -----------
INSURANCE (6.5%)
American International Group, Inc.    10,620      843,228
                                              -----------


=========================================================
SECURITY DESCRIPTION                  SHARES     VALUE
=========================================================
MEDICAL (8.8%)
Genzyme Corp. (b)                      8,300  $   496,838
IDEC Pharmaceuticals Corp. (b)         9,430      650,010
                                              -----------
                                                1,146,848
                                              -----------
OIL & GAS (4.9%)
Baker Hughes, Inc.                    17,700      645,519
                                              -----------
SEMICONDUCTORS (11.3%)
Broadcom Corp. (b)                    12,790      522,727
Micron Technology, Inc. (b)           13,780      427,180
Taiwan Semiconductor
Manufacturing Co. Ltd. - ADR (b)      30,730      527,634
                                              -----------
                                                1,477,541
                                              -----------
TOTAL COMMON STOCKS                            12,674,046
                                              -----------
TOTAL INVESTMENTS
(COST $12,481,778) (a) - (97.2%)               12,674,046
OTHER ASSETS IN EXCESS
OF LIABILITIES - (2.8%)                           369,476
                                              -----------
TOTAL NET ASSETS - (100%)                     $13,043,522
                                              ===========
---------------------------------------------------------

(a)  Cost for federal income tax is
     $12,839,978 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $358,200. Net unrealized
     appreciation (depreciation) of
     securities as follows::
        Unrealized appreciation     $     88,609
        Unrealized  depreciation        (254,541)
                                    -------------
        Net unrealized depreciation $   (165,932)
                                    =============

(b)  Denotes a non-income producing security.
ADR       American  Depositary  Receipt

See  notes  to  financial  statements.

        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

      GARTMORE NSAT MILLENNIUM GROWTH FUND

   STATEMENT OF INVESTMENTS DECEMBER 31, 2001

=======================================================
SECURITY DESCRIPTION                   SHARES   VALUE
=======================================================

COMMON STOCKS (98.4%)
ADVERTISING (2.2%)
Lamar Advertising Co. (b)                 600  $ 25,404
The Interpublic Group of Cos., Inc.       800    23,632
                                               --------
                                                 49,036
                                               --------
AEROSPACE / DEFENSE (2.1%)

General Dynamics Corp.                    300    23,892

L-3 Communications

Holdings, Inc. (b)                        260    23,400
                                               --------
                                                 47,292
                                               --------
BUSINESS SERVICES (4.5%)
Administaff, Inc. (b)                     400    10,964
Cintas Corp.                              500    24,000
Exult, Inc. (b)                         1,500    24,075

Jacobs Engineering Group, Inc. (b)        300    19,800

Sabre Group Holdings, Inc. (b)            500    21,175
                                               --------
                                                100,014
                                               --------
CHEMICALS (1.0%)
Georgia Gulf Corp.                      1,200    22,200
                                               --------
COMPUTER SOFTWARE & SERVICES (14.3%)
Ariba, Inc. (b)                         1,900    11,704
Brocade Communications

Systems, Inc. (b)                         600    19,872

Electronic Arts, Inc. (b)                 300    17,985

Emulex Corp. (b)                          400    15,804
Fiserv, Inc. (b)                          631    26,704
Informatica Corp. (b)                     700    10,157
Intuit, Inc. (b)                          400    17,112

Manugistics Group, Inc. (b)               600    12,648
McDATA Corp. Class B (b)                  500    12,555
NetScreen Technologies, Inc. (b)        1,000    22,130
NVIDIA Corp. (b)                          500    33,450
Precise Software Solutions Ltd. (b)     1,000    20,660
Rational Sotware Corp. (b)                500     9,750
Saba Software, Inc. (b)                 4,400    22,968
Sungard Data Systems, Inc. (b)            400    11,572
Sybase, Inc. (b)                        1,500    23,640
The BISYS Group, Inc. (b)                 200    12,798
THQ, Inc. (b)                             300    14,541
                                               --------
                                                316,050
                                               --------
DISTRIBUTION (0.6%)
SCP Pool Corp. (b)                        450    12,353
                                               --------
DRUGS (10.7%)

Abgenix, Inc. (b)                         200     6,728
AmerisourceBergen Corp.                   140     8,897
Barr Laboratories, Inc. (b)               100     7,936
Cardinal Health, Inc.                     350    22,631
Forest Laboratories, Inc. (b)             400    32,780
King Pharmaceuticals, Inc. (b)          1,400    58,982
Medicis Pharmaceutical
Corp. Class A (b)                         600    38,754
MedImmune, Inc. (b)                       500    23,175
OSI Pharmaceuticals, Inc. (b)             300    13,722
Teva Pharmaceutical Industries Ltd.       400    24,652
                                               --------
                                                238,257
                                               --------

=======================================================
SECURITY DESCRIPTION                   SHARES   VALUE
=======================================================
COMMON STOCKS (CONTINUED)
EDUCATION (1.0%)
Apollo Group, Inc. Class A (b)            500  $ 22,505
                                               --------
ELECTRONICS (0.8%)
Gentex Corp. (b)                          700    18,711
                                               --------
FINANCIAL / MISCELLANEOUS (5.0%)

Capital One Financial Corp.               300    16,185

Doral Financial Corp.                   1,000    31,210
Investors Financial Services Corp.        500    33,105
Regions Financial Corp.                   400    11,976
Synovus Financial Corp.                   700    17,535
                                               --------
                                                110,011
                                               --------
HEALTHCARE (2.6%)

Accredo Health, Inc. (b)                  300    11,910

Apria Healthcare Group, Inc. (b)          500    12,495
Community Health Care (b)                 900    22,950
LifePoint Hospitals, Inc. (b)             300    10,212
                                               --------
                                                 57,567
                                               --------
INSURANCE (1.1%)
Willis Group Holdings Ltd. (b)          1,000    23,550
                                               --------
INTERNET SERVICE PROVIDERS (1.7%)

eBay, Inc. (b)                            300    20,070

VeriSign, Inc. (b)                        200     7,608

Vignette Corp. (b)                      1,900
                                                 10,203
                                               --------
                                                 37,881
                                               --------
MANUFACTURING (1.7%)

Masco Corp.                             1,500    36,750
                                               --------

MEDICAL - BIOMEDICAL / GENETIC (6.7%)
Applied Biosystems Group -
Applera Corp.                             500    19,635
Biogen, Inc. (b)                          300    17,205
Genzyme Corp. (b)                         400    23,944
ICOS Corp. (b)                            100     5,744
IDEC Pharmaceuticals Corp. (b)            300    20,679
Immunex Corp. (b)                         800    22,168
Invitrogen Corp. (b)                      300    18,579
Millenium Pharmaceuticals, Inc. (b)       400     9,804
Protein Design Labs, Inc. (b)             340    11,152
                                               --------
                                                148,910
                                               --------
MEDICAL - HOSPITALS (1.2%)
Universal Health
Services, Inc. Class B (b)                600    25,668
                                               --------

MEDICAL INSTRUMENTS (3.6%)
Biomet, Inc.                              700    21,630
Guidant Corp. (b)                         500    24,900
McKesson Corp.                            900    33,660
                                               --------
                                                 80,190
                                               --------

MEDICAL LABORATORIES (1.6%)
DIANON Systems, Inc. (b)                  200    12,160
Laboratory Corp. of
America Holdings (b)                      300    24,255
                                               --------
                                                 36,415
                                               --------

                        Continued

            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

           GARTMORE NSAT MILLENNIUM GROWTH FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

=============================================================
SECURITY DESCRIPTION                    SHARES       VALUE
=============================================================
COMMON STOCKS (CONTINUED)

MEDICAL PRODUCTS (1.4%)

American Medical Systems
Holdings, Inc. (b)                         1,000  $   20,690
Becton, Dickinson & Co.                      300       9,945
                                                  -----------
                                                      30,635
                                                  -----------
METALS (1.0%)
Phelps Dodge Corp.                           700      22,680
                                                  -----------
OIL & GAS (4.7%)
Encore Acquisition Co. (b)                   800      10,648
Nabors Industries, Inc. (b)                  390      13,389
Noble Affiliates, Inc.                       590      20,822
Pride International, Inc. (b)                770      11,627
Smith International, Inc. (b)                320      17,158
Spinnaker Exploration Co. (b)                340      13,994
Transocean Sedco Forex, Inc.                 470      15,895
                                                  -----------
                                                     103,533
                                                  -----------
RETAIL (7.7%)
Bed Bath & Beyond, Inc. (b)                1,100      37,290
Best Buy Co., Inc. (b)                       400      29,792
BJ's Wholesale Club, Inc. (b)                500      22,050
O'Reilly Automotive, Inc. (b)                700      25,529
Staples, Inc. (b)                            600      11,220
The TJX Companies, Inc.                      500      19,930
Williams Sonoma, Inc. (b)                    600      25,740
                                                  -----------
                                                     171,551
                                                  -----------
RETAIL / FOOD & DRUG (2.7%)
Costco Wholesale Corp. (b)                   600      26,628
Smithfield Foods, Inc. (b)                 1,460      32,178
                                                  -----------
                                                      58,806
                                                  -----------
RETAIL / RESTAURANT (0.8%)
Starbucks Corp. (b)                          900      17,145
                                                  -----------
SEMICONDUCTORS (11.9%)
Altera Corp. (b)                             800      16,976
ASE Test Ltd. (b)                            900      12,537
Broadcom Corp. Class A (b)                   400      16,348
Elantec Semiconductor, Inc. (b)              600      23,040
Intersil Corp. Class A (b)                 1,000      32,250
KLA-Tencor Corp. (b)                         600      29,736
LSI Logic Corp. (b)                        1,300      20,514
Marvel Technology Group Ltd. (b)             900      32,238
Novellus Systems, Inc. (b)                   500      19,725
PMC-Sierra, Inc. (b)                         400       8,504
QLogic Corp. (b)                             300      13,353
Taiwan Semiconductor ADR (b)               1,700      29,189
Teradyne, Inc. (b)                           300       9,042
                                                  -----------
                                                     263,452
                                                  -----------
STORAGE / WAREHOUSING (0.8%)
Mobile Mini, Inc. (b)                        470      18,386
                                                  -----------
TELECOMMUNICATIONS (1.2%)
Comcast Corp. (b)                            290      10,440
Univision Communications, Inc. (b)           400      16,184
                                                  -----------
                                                      26,624
                                                  -----------

=============================================================
SECURITY DESCRIPTION                    SHARES       VALUE
=============================================================
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT (2.2%)
Finisar Corp. (b)                            800  $    8,136
Polycom, Inc. (b)                            500      17,035
Terayon Communications
Systems, Inc. (b)                          2,900      23,986
                                                  -----------
                                                      49,157
                                                  -----------

THERAPEUTICS (0.6%)
Gilead Sciences, Inc. (b)                    200      13,144
                                                  -----------

TRANSPORTATION & SHIPPING (1.0%)
Knight Transportation, Inc. (b)            1,125      21,128
                                                  -----------
TOTAL COMMON STOCKS                                2,179,601
                                                  -----------

=============================================================
SECURITY DESCRIPTION                    PRINCIPAL     VALUE
=============================================================

REPURCHASE AGREEMENT (2.5%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized by
Freddie Mac Gold Securities) $56,192                  56,192
                                                  -----------
TOTAL REPURCHASE AGREEMENT                            56,192
                                                  -----------
TOTAL INVESTMENTS
(COST $2,117,075) (a) - (100.9%)                   2,235,793
LIABILITIES IN EXCESS OF
OTHER ASSETS - (-0.9)%                               (19,083)
                                                  -----------

TOTAL NET ASSETS - (100.0%)                       $2,216,710
                                                  ===========
-------------------------------------------------------------

(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
        Unrealized  appreciation    $     200,938
        Unrealized  depreciation          (82,220)
                                    --------------
        Net unrealized appreciation $     118,718
                                    ==============
     Aggregate cost for federal income tax purposes is
     substantially the same.
(b)  Denotes  a  non-income  producing  security.
ADR          American  Depositary  Receipt

See  notes  to  the  financial  statements.

              NATIONWIDE(R) SEPARATE ACCOUNT TRUST
  GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
        STATEMENT OF INVESTMENTS DECEMBER 31, 2001

==========================================================
SECURITY DESCRIPTION                   SHARES     VALUE
==========================================================

COMMON STOCKS (96.1%)
HONG KONG (0.3%)
ADVERTISING (0.3%)
Clear Media Ltd. (b)                   74,000  $    54,092
                                               -----------
JAPAN (4.8%)

CIRCUIT BOARDS (1.5%)
IBIDEN CO. LTD.                        16,200      218,538
                                               -----------
COMPUTER SOFTWARE (1.1%)
Capcom Co. Ltd.                         6,700      177,392
                                               -----------
TOYS (2.2%)

Nintendo Co. Ltd.                       1,900      332,710
                                               -----------
                                                   728,640
                                               -----------
KOREA (2.0%)

SEMICONDUCTORS (2.0%)
Samsung Electronics Co. Ltd.            1,500      318,614
                                               -----------
NORWAY (1.7%)

TELECOM EQUIPMENT (1.7%)

Tandberg ASA (b)                       12,000      267,580
                                               -----------
TAIWAN (3.5%)

SEMICONDUCTORS (3.5%)
Taiwan Semiconductor ADR (b)           32,100      551,157
                                               -----------
UNITED STATES (83.8%)

COMPUTER SOFTWARE / SERVICES (41.8%)
Ariba, Inc. (b)                        27,700      170,632
CNET Networks, Inc. (b)                34,600      310,362
Computer Associates
International, Inc.                    12,200      420,778
Dell Computer Corp. (b)                17,000      462,060
E.piphany, Inc. (b)                    18,200      158,522
eBay, Inc. (b)                          6,200      414,780
Electronic Arts, Inc.                  10,400      623,481
Electronic Data Systems Corp.           2,900      198,795
EMC Corp. (b)                          28,900      388,416
Hewlett-Packard Co.                    18,100      371,774
Intuit, Inc. (b)                       11,700      500,526
Microsoft Corp. (b)                     2,300      152,375
NetScreen Technologies, Inc. (b)        7,400      163,762
Polycom, Inc. (b)                      13,400      456,538
Precise Software Solutions Ltd. (b)     6,900      142,554
Saba Software, Inc. (b)                28,600      149,292
SmartForce PLC (b)                      6,100      150,975
Sun Microsystems, Inc. (b)             25,900      318,570
Sybase, Inc. (b)                       20,100      316,776
Take-Two Interactive Software, Inc.     5,800       93,786
THQ, Inc.                               4,800      232,656
Tumbleweed
Communications Corp. (b)               24,000      142,560
Vignette Corp. (b)                     29,500      158,415
                                               -----------
                                                 6,498,385
                                               -----------


==========================================================
SECURITY DESCRIPTION                   SHARES     VALUE
==========================================================

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

COMPUTERS - INTEGRATED SYSTEMS (7.1%)
Brocade Communications
Systems, Inc. (b)                       4,900  $   162,288
McDATA Corp. Class B (b)               11,900      298,809
Sungard Data Systems, Inc. (b)         11,200      324,016
The BISYS Group, Inc. (b)               5,100      326,349
                                               -----------
                                                 1,111,462
                                               -----------
DATA PROCESSING & REPRODUCTION (4.8%)
Alliance Data Systems Corp. (b)        27,000      517,050
Fiserv, Inc. (b)                        5,638      238,600
                                               -----------
                                                   755,650
                                               -----------
ENTERTAINMENT (3.7%)
Comcast Corp. (b)                       1,910       68,760
Hollywood Entertainment Corp. (b)       3,900       55,731
L-3 Communications
Holdings, Inc. (b)                      5,100      459,000
                                               -----------

                                                   583,491
                                               -----------
SEMICONDUCTORS (23.9%)
Altera Corp. (b)                       11,100      235,542
ASE Test Ltd. (b)                      13,400      186,662
Broadcom Corp. Class A (b)              5,400      220,698
Elantec Semiconductor, Inc. (b)         8,600      330,240
Intel Corp.                            14,400      452,880
Intersil Corp. Class A (b)              9,900      319,275
KLA-Tencor Corp. (b)                    6,100      302,316
LSI Logic Corp. (b)                    30,700      484,446
Marvel Technology Group Ltd. (b)        8,300      297,306
Nassda Corp. (b)                        8,500      191,165
Novellus Systems, Inc. (b)              3,500      138,075
NVIDIA Corp. (b)                        8,200      548,580
                                               -----------
                                                 3,707,185
                                               -----------
TELECOM EQUIPMENT (2.5%)
Finisar Corp. (b)                       6,500       66,105
Terayon Communications
Systems, Inc. (b)                      39,300      325,050
                                               -----------
                                                   391,155
                                               -----------
                                                13,047,328
                                               -----------
TOTAL COMMON STOCKS                             14,967,411
                                               -----------

                         Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

 GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

==========================================================
SECURITY DESCRIPTION                PRINCIPAL    VALUE
==========================================================
REPURCHASE AGREEMENT (5.9%)
FIFTH THIRD BANK, 1.37%, 01/02/02
(FULLY COLLATERALIZED BY
RFM SECURITIES)                     $924,447  $   924,447
                                              ------------
TOTAL REPURCHASE AGREEMENT                        924,447
                                              ------------
TOTAL INVESTMENTS
(COST $15,524,829) (a) - (102.0%)              15,891,858
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-2.0%)                        (307,322)
                                              ------------
TOTAL NET ASSETS - (100.0%)                   $15,584,536
                                              ------------
----------------------------------------------------------
(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
        Unrealized  appreciation     $     812,899
        Unrealized  depreciation          (445,870)
                                     --------------
        Net unrealized appreciation  $     367,029
                                     ==============

     Aggregate cost for federal income tax purposes
     is substantially the same.
(b)  Denotes  a  non-income  producing  security.
ADR             American  Depositary  Receipt
RFM             Residential  Funding  Mortgage

See  notes  to  the  financial  statements.

           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

      GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND

      STATEMENT OF INVESTMENTS DECEMBER 31, 2001

==========================================================
SECURITY DESCRIPTION                    SHARES    VALUE
==========================================================

COMMON STOCKS (91.7%)

BIOTECHNOLOGY (20.5%)
Abgenix, Inc. (b)                        1,280  $   43,059
Amgen, Inc. (b)                          1,330      75,065
Cephalon, Inc. (b)                         600      45,351
Cubist Pharmaceuticals, Inc. (b)         1,170      42,073
Exelixis, Inc. (b)                       1,360      22,603
Genentech, Inc. (b)                      1,680      91,140
Genzyme Corp. (b)                        1,380      82,607
IDEC Pharmaceuticals Corp. (b)           1,110      76,512
Invitrogen Corp. (b)                       720      44,590
                                                ----------
                                                   523,000
                                                ----------
MEDICAL SPECIALTIES (9.7%)
Aventis SA-ADR                              50       3,550
Boston Scientific Corp. (b)              1,500      36,180
OSI Pharmaceuticals, Inc. (b)            1,440      65,866
Priority Healthcare Corp. (b)            2,600      91,493
UnitedHealth Group, Inc.                   380      26,893
Viasys Healthcare, Inc. (b)              1,050      21,221
                                                ----------
                                                   245,203
                                                ----------
PHARMACEUTICALS: GENERIC (5.8%)
Barr Laboratories, Inc. (b)              1,230      97,613
Endo Pharmaceuticals
Holdings, Inc. (b)                       3,210      37,461

K-V Pharmaceutical Co. (b)                 410      12,095
                                                ----------
                                                   147,169
                                                ----------
PHARMACEUTICALS: MAJOR (17.6%)
Abbott Laboratories                      2,270     126,553
American Home Products Corp.             2,291     140,575
GlaxoSmithKline PLC - ADR                   50       2,491
Johnson & Johnson                          850      50,235
Pfizer, Inc.                             3,224     128,476
                                                ----------
                                                   448,330
                                                ----------
PHARMACEUTICALS: OTHER (17.5%)
Allergan, Inc.                           1,180      88,559
Forest Laboratories, Inc. (b)            1,150      94,243
King Pharmaceuticals, Inc. (b)           2,060      86,788
Medicis Pharmaceutical Corp. (b)         1,280      82,675
Sepracor, Inc. (b)                       1,120      63,907
Shire Pharmaceuticals
Group PLC-ADR (b)                          750      27,450
                                                ----------
                                                   443,622
                                                ----------
SERVICES TO THE HEALTH INDUSTRY (7.8%)
AMN Healthcare Services, Inc. (b)        1,490      40,826
Covance, Inc. (b)                        2,520      57,204
Gentiva Health Services, Inc. (b)        2,540      55,753
Laboratory Corp. of
America Holdings (b)                       540      43,659
                                                ----------
                                                   197,442
                                                ----------

==========================================================
SECURITY DESCRIPTION                    SHARES    VALUE
==========================================================

COMMON STOCKS (CONTINUED)

THERAPEUTICS (12.8%)
Connetics Corp. (b)                      1,050  $   12,495
CV Therapeutics, Inc. (b)                  750      39,015
Gilead Sciences, Inc. (b)                1,240      81,493
NPS Pharmaceuticals, Inc. (b)            1,990      76,217
SangStat Medical Corp. (b)               1,650      32,406
Tularik, Inc. (b)                        1,560      37,471
United Therapeutics Corp. (b)            4,440      46,220
                                                ----------
                                                   325,317
                                                ----------
TOTAL COMMON STOCKS                              2,330,083
                                                ----------

TOTAL INVESTMENTS
(COST $2,186,293) (a) - (91.7%)                  2,330,083
OTHER ASSETS IN EXCESS
OF LIABILITIES - (8.3%)                            209,645
                                                ----------
TOTAL NET ASSETS - (100.0%)                     $2,539,728
                                                ==========

----------------------------------------------------------
(a)  Cost for federal income tax is
     $2,231,145 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $44,852. Net unrealized
     appreciation (depreciation) of
     securities as follows:
         Unrealized  appreciation         $ 121,573
         Unrealized  depreciation           (22,635)
                                          ----------
         Net  unrealized  appreciation    $  98,938
                                          ==========
(b)  Denotes  a  non-income  producing  security.
ADR               American  Depositary  Receipt

See  notes  to  financial  statements.

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

              GARTMORE GVIT U.S. LEADERS FUND

         STATEMENT OF INVESTMENTS DECEMBER 31, 2001

==================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
==================================================================
COMMON STOCKS (91.8%)

BEVERAGES (3.9%)
PepsiCo, Inc.                                     800  $   38,952
                                                       -----------
BEVERAGES / ALCOHOLIC (4.0%)
Anheuser Busch Cos., Inc.                         900      40,689
                                                       -----------
CAPITAL GOODS (7.8%)
Eaton Corp.                                       500      37,205
Parker Hannifin Corp.                             900      41,319
                                                       -----------
                                                           78,524
                                                       -----------
CHEMICALS (4.0%)
Ecolab, Inc.                                    1,000      40,250
                                                       -----------
CONSTRUCTION & BUILDING MATERIALS (8.1%)
Masco Corp.                                     1,600      39,200
Vulcan Materials Co.                              900      43,146
                                                       -----------
                                                           82,346
                                                       -----------
CONSUMER DURABLE (7.9%)
Fortune Brands, Inc.                            1,000      39,590
Maytag Corp.                                    1,300      40,339
                                                       -----------
                                                           79,929
                                                       -----------
ELECTRIAL EQUIPMENT (4.1%)
Spx Corp. (b)                                     300      41,070
                                                       -----------
FINANCE SERVICES (3.9%)
Fannie Mae                                        500      39,750
                                                       -----------
FINANCIAL - MISCELLANEOUS SERVICES (4.2%)
MBNA Corp.                                      1,200      42,240
                                                       -----------
FINANCIAL / BANKS (3.9%)
Wells Fargo & Co.                                 900      39,105
                                                       -----------
HEALTHCARE (11.9%)
Johnson & Johnson, Inc.                           700      41,370
Manor Care, Inc. (b)                            1,700      40,307
St. Jude Medical, Inc. (b)                        500      38,825
                                                       -----------
                                                          120,502
                                                       -----------
LEISURE PRODUCTS (3.9%)
Brunswick Corp.                                 1,800      39,168
                                                       -----------

MANUFACTURING (4.0%)
Illinois Tool Works, Inc.                         600      40,632
                                                       -----------
PAPER & FOREST PRODUCTS (4.0%)
International Paper Co.                         1,000      40,350
                                                       -----------
POLLUTION CONTROL (4.1%)
Pall Corp.                                      1,700      40,902
                                                       -----------
RAILROADS (4.0%)
Norfolk Southern Corp.                          2,200      40,326
                                                       -----------
SHELTER (3.9%)
Leggett & Platt, Inc.                           1,700      39,100
                                                       -----------
UTILITIES (4.2%)
Dominion Resources, Inc. of Virginia              700      42,070
                                                       -----------
TOTAL COMMON STOCKS                                       925,905
                                                       -----------

==================================================================
SECURITY DESCRIPTION                       PRINCIPAL   VALUE
==================================================================

REPURCHASE AGREEMENT (8.2%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized by
Freddie Mac Securities)                    $   82,632  $   82,632
                                                       -----------
TOTAL REPURCHASE AGREEMENT                                 82,632
                                                       -----------
TOTAL INVESTMENTS
(COST $1,000,282) (A) - (100.0%)                        1,008,537
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.0%)                                     (346)
                                                       -----------
NET ASSETS - (100.0%)                                  $1,008,191
                                                       ===========

------------------------------------------------------------------
(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
        Unrealized appreciation        $ 11,767
        Unrealized  depreciation         (3,512)
                                       ---------
        Net  unrealized  appreciation  $  8,255
                                       =========
     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes  a  non-income  producing  security.

See  notes  to  financial  statements.

        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

       GARTMORE  NSAT  EMERGING  MARKETS  FUND

  STATEMENT  OF  INVESTMENTS    DECEMBER  31,  2001

===========================================================
SECURITY DESCRIPTION                    SHARES     VALUE
===========================================================
COMMON STOCKS (95.2%)

BRAZIL (15.6%)

BANKING (2.5%)
Banco Bradesco SA ADR                    15,600  $  400,920
                                                 ----------
BEVERAGES (1.0%)
Companhia de Bebidas
das Americas ADR                          8,100     164,349
                                                 ----------
ELECTRIC UTILITY (1.5%)
Companhia Paranaense
de Energia-Copel ADR                     30,200     237,070
                                                 ----------
MINING (0.8%)
Cia Vale Do Rio Doce ADR                  5,300     125,133
                                                 ----------
OIL & GAS (2.2%)
Petroleo Brasileiro SA ADR               15,850     352,346
                                                 ----------
PAPER PRODUCTS (0.5%)
Votorantim Celulose ADR                   4,500      79,425
                                                 ----------
RETAIL - FOOD PRODUCTS (0.8%)
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR                   6,000     132,000
                                                 ----------
STEEL (1.5%)
Gerdau SA ADR                            25,000     242,750
                                                 ----------
TELECOMMUNICATIONS (4.8%)
Brasil Telecom
Participacoes SA ADR                      4,700     194,956
Tele Centro Oeste Celular
Participacoes SA ADR                     25,000     175,000
Tele Norte Leste
Participacoes SA ADR                     25,000     390,750
                                                 ----------
                                                    760,706
                                                 ----------
                                                  2,494,699
                                                 ----------

CHINA (1.1%)

AUDIO / VIDEO PRODUCTS (0.5%)
Nanjing Panda Electronics (b)           222,000      82,561
                                                 ----------
OIL & GAS (0.6%)
Petrochina Co. Ltd.                     550,000      97,335
                                                 ----------
                                                    179,896
                                                 ----------
GREECE (0.7%)

TELECOMMUNICATIONS (0.7%)
STET Hellas
Telecommunications SA ADR (b)            17,987     110,620
                                                 ----------
HONG KONG (4.5%)

AUTOMOBILE (0.9%)
Denway Motors Ltd.                      480,000     149,272
                                                 ----------
REAL ESTATE (1.3%)
Wheelock & Co. Ltd.                     246,000     209,789
                                                 ----------


===========================================================
SECURITY DESCRIPTION                    SHARES     VALUE
===========================================================
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)

TELECOMMUNICATIONS (2.3%)
China Mobile Ltd. ADR (b)                20,600  $  360,088
                                                 ----------
                                                    719,149
                                                 ----------
HUNGARY (2.8%)

PHARMACEUTICALS (0.7%)
Gedeon Richter Rt. GDR                    2,000     107,500
                                                 ----------
TELECOMMUNICATIONS (2.1%)
MATAV ADR                                20,400     346,596
                                                 ----------
                                                    454,096
                                                 ----------
INDIA (7.3%)

BIOTECHNOLOGY (1.4%)
Ranbaxy Laboratories Ltd. GDR            14,000     216,300
                                                 ----------
DIVERSIFIED (2.3%)
Reliance Industries Ltd. GDR             27,400     376,202
                                                 ----------
FINANCIAL SERVICES (1.7%)
ICICI Ltd. ADR                           45,900     274,482
                                                 ----------
INTERNET (0.1%)
Satyam Infoway Ltd. ADR (b)              12,600      19,152
                                                 ----------
SOFTWARE & COMPUTER SERVICES (1.8%)
Wipro Ltd. ADR                            7,800     285,480
                                                 ----------
                                                  1,171,616
                                                 ----------

ISRAEL (3.4%)

COMPUTER HARDWARE MANUFACTURING (2.5%)
M-Systems Flash Disk
Pioneer Ltd. (b)                         33,800     395,122
                                                 ----------
SOFTWARE & COMPUTER SERVICES (0.9%)
Precise Software Solutions, Inc. (b)      7,000     144,620
                                                 ----------
                                                    539,742
                                                 ----------

KOREA (17.1%)
AUTOMOBILE (1.4%)
Hyundai Motor Co. Ltd. GDR               21,700     223,510
                                                 ----------
BANKING (4.1%)
Shinhan Bank GDR (b)                     24,000     642,000
                                                 ----------
CONSUMER GOODS (2.8%)
LG Electronics, Inc. GDR                 80,000     448,000
                                                 ----------
ELECTRONICS (5.1%)
Samsung Corp.                            13,700      75,931
Samsung Corp. GDR                        16,950     720,376
                                                 ----------
                                                    796,307
                                                 ----------
FINANCE (1.0%)
Lg Investment & Securities (b)           14,500     164,484
                                                 ----------
SHIPBUILDING (0.3%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b)                 11,400      55,112
                                                 ----------

                           Continued

        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

       GARTMORE  NSAT  EMERGING  MARKETS  FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS (CONTINUED)

KOREA (CONTINUED)
TELECOMMUNICATIONS (2.4%)
SK Telecom Co. Ltd. ADR                     18,000  $   389,160
                                                    -----------
                                                      2,718,573
                                                    -----------
MALAYSIA (0.7%)

BANKING (0.7%)
AMMB Holdings Berhad                       113,000      104,672
                                                    -----------
MEXICO (12.4%)

CABLE TV / PROGRAMMING (1.7%)
TV Azteca SA de CV ADR                      39,600      268,884
                                                    -----------
CONSTRUCTION (1.6%)
Consorcio ARA SA de CV ADR (b)              14,600      257,332
                                                    -----------
DIVERSIFIED (1.9%)
Alfa SA Class A                            118,300      132,641
Grupo IMSA SA de CV ADR                     17,800      167,676
                                                    -----------
                                                        300,317
                                                    -----------

FINANCIAL SERVICES (1.2%)
Grupo Financiero Banorte SA (b)             90,400      184,378
                                                    -----------

RETAIL (2.7%)
Grupo Elektra SA de CV ADR                  24,200      157,300
Wal-Mart de Mexico SA de CV ADR             10,200      278,125
                                                    -----------
                                                        435,425
                                                    -----------

TELECOMMUNICATIONS (3.3%)
Carso Global Telecom ADR (b)               110,947      482,820
Grupo Iusacell SA de CV ADR (b)             12,800       50,816
                                                    -----------
                                                        533,636
                                                    -----------
                                                      1,979,972
                                                    -----------
POLAND (0.7%)

PETROLEUM (0.7%)
Polski Koncern Naftowy
Orlen SA GDR                                11,700      114,075
                                                    -----------
RUSSIA (5.5%)

MINING (1.4%)
Norilsk Nickel ADR (b)                      12,500      217,500
                                                    -----------

OIL & GAS (4.1%)
OAO Gazprom ADR                             30,000      295,500
Tatneft ADR                                 36,000      371,520
                                                    -----------
                                                        667,020
                                                    -----------
                                                        884,520
                                                    -----------
SOUTH AFRICA (4.2%)

BANKING & FINANCE (1.2%)
Boe Ltd.                                   105,600       33,366
Investec Group Ltd.                         12,100      161,401
                                                    -----------
                                                        194,767
                                                    -----------
ENGINEERING (0.5%)
Aveng Ltd.                                 115,400       75,041
                                                    -----------

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)

FINANCIAL SERVICES (0.2%)
FirstRand Ltd.                              50,400  $    31,303
                                                    -----------
MINING (2.3%)
Anglo American PLC                          11,800      180,222
Impala Platinum Holdings Ltd.                4,000
                                                        187,545
                                                    -----------
                                                        367,767
                                                    -----------
                                                        668,878
                                                    -----------
TAIWAN (12.2%)

COMPUTER HARDWARE (6.0%)
Asustek Computer, Inc. GDR                  89,150      399,392
Compal Electronics, Inc. GDR                60,000      366,000
Ritek Corp. GDR                             88,314      185,459
                                                    -----------
                                                        950,851
                                                    -----------
SEMICONDUCTOR MANUFACTURER (0.7%)
Sunplus Technology Co Ltd. GDR              18,400      113,712
                                                    -----------
SEMICONDUCTORS (5.5%)
Advanced Semiconducting
Engineering, Inc. ADR (b)                   27,500      120,725
Macronix International

Co. Ltd. ADR (b)                            28,000      215,600
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR (b)              32,000      549,440
                                                    -----------
                                                        885,765
                                                    -----------
                                                      1,950,328
                                                    -----------
THAILAND (2.1%)

FINANCIAL SERVICES (2.1%)
Siam Commercial Bank
Public Co. Ltd. (b)                        879,400      334,025
                                                    -----------
TURKEY (4.3%)

BANKING (4.3%)
Yapi ve Kredi Bankasi AS (b)           222,440,000      680,314
                                                    -----------

UNITED KINGDOM (0.6%)

MINING (0.6%)
Anglo American PLC                           6,244       95,329
                                                    -----------
TOTAL COMMON STOCKS                                  15,200,504
                                                    -----------

                              Continued

        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

       GARTMORE  NSAT  EMERGING  MARKETS  FUND

  STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

============================================================
SECURITY DESCRIPTION                PRINCIPAL      VALUE
============================================================
REPURCHASE AGREEMENT (4.9%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully Collateralized
By Freddie Mac Securities)          $  782,217  $   782,217
                                                ------------
TOTAL REPURCHASE AGREEMENT                          782,217
                                                ------------
TOTAL INVESTMENTS
(COST $15,397,565) (a) - (100.1%)                15,982,721
                                                ------------
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-0.1)%                            (9,119)
                                                ------------
NET ASSETS - (100.0%)                           $15,973,602
                                                ============

------------------------------------------------------------
(a)  Cost for federal income tax is
     $16,418,980 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $1,014,746 and by the
     amount of mark to market adjustment for
     passive foreign investment companies of
     $6,669. Net unrealized appreciation
     (depreciation) of securities as follows:
         Unrealized  appreciation        $    110,141
         Unrealized  Depreciation            (546,400)
                                         -------------
         Net  Unrealized  Depreciation   $   (436,259)
                                         =============
(b)  Denotes  a  non-income  producing  security.
ADR           American  Depositary  Receipt
CV            Convertible
GDR           Global  Depositary  Receipt

See  notes  to  financial  statements.

            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

           GARTMORE NSAT INTERNATIONAL GROWTH FUND

          STATEMENT OF INVESTMENTS DECEMBER 31, 2001

==================================================================
SECURITY DESCRIPTION                              SHARES   VALUE
==================================================================

COMMON STOCKS (83.0%)

AUSTRALIA (0.9%)

BANKING (0.5%)
Australia and New Zealand Banking
Group Ltd.                                         4,700  $ 42,846
                                                          --------
MULTI-MEDIA (0.4%)
The News Corp. Ltd.                                5,804    46,413
                                                          --------
                                                            89,259
                                                          --------
BRAZIL (0.9%)

MINING (0.4%)
Companhia Vale de Rio Doce ADR                     1,800    42,498
                                                          --------
TELECOMMUNICATIONS (0.5%)
Tele Norte Leste Participacoes SA                  3,000    46,890
                                                          --------
                                                            89,388
                                                          --------
CANADA (3.3%)

BANKING (0.9%)
Royal Bank of Canada                               2,440    79,225
                                                          --------
INSURANCE (0.6%)
Canada Life Financial Corp.                        2,100    58,254
                                                          --------
MULTI-MEDIA (0.8%)
Thomson Corp.                                      2,600    78,753
                                                          --------
TELECOMMUNICATIONS (0.6%)
BCE, Inc.                                          2,700    60,909
                                                          --------
TELECOMMUNICATIONS EQUIPMENT MANUFACTURER (0.4%)
Nortel Networks Corp.                              5,000    37,275
                                                          --------
                                                           314,416
                                                          --------
CHINA (0.4%)

OIL & GAS (0.4%)
CNOOC Ltd. ADR                                     2,020    38,986
                                                          --------
FINLAND (1.7%)

TELECOMMUNICATIONS (1.7%)
Nokia Oyj                                          6,212   160,178
                                                          --------
FRANCE (7.6%)

BUILDING PRODUCTS (0.7%)
Compagnie de Saint-Gobain                            450    67,913
                                                          --------
ELECTRONICS (0.5%)
Schneider Electric SA                              1,000    48,080
                                                          --------
HEALTH & PERSONAL CARE (1.6%)
L'Oreal SA                                         1,147    82,620
                                                          --------
Sanofi-Synthelabo SA                                 900    67,152
                                                          --------
                                                           149,772
                                                          --------
METALS (0.5%)
Pechiney SA                                          900    46,398
                                                          --------
OIL & GAS (2.6%)
Total Fina Elf SA                                  1,759   251,215
                                                          --------
PHARMACEUTICALS (1.1%)
Aventis SA                                         1,443   102,464
                                                          --------

==================================================================
SECURITY DESCRIPTION                              SHARES   VALUE
==================================================================
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)

STEEL (0.6%)
Usinor SA                                          4,400  $ 55,043
                                                          --------
                                                           720,885
                                                          --------
GERMANY (7.7%)

AUTOMOTIVE (1.1%)
Bayerische Motoren Werke AG (b)                    3,001   105,679
                                                          --------
BANKING (0.4%)
Deutsche Bank AG                                     498    35,162
                                                          --------
CHEMICALS (1.3%)
BASG AG                                            1,000    37,262
                                                          --------
Henkel KGaA                                        1,600    81,915
                                                          --------
                                                           119,177
                                                          --------
COMPUTER SOFTWARE (0.7%)
SAP AG (b)                                           500    65,536
                                                          --------
DIVERSIFIED (0.9%)
Siemens AG                                         1,300    86,638
                                                          --------
ELECTRONICS (0.8%)
E. On AG                                           1,500    77,997
                                                          --------
FINANCIAL SERVICES (0.8%)
Deutsche Boerse AG                                 2,000    79,244
                                                          --------

INSURANCE (1.7%)
Allianz AG                                           380    89,830
Muenchener Rueckversucherungs
Gesellschaft AG                                      250    67,891
                                                          --------
                                                           157,721
                                                          --------
                                                           727,154
                                                          --------
HONG KONG (1.1%)

BUILDING & CONSTRUCTION (0.3%)
New World Development Co. Ltd.                    35,000    30,521
                                                          --------
DIVERSIFIED (0.8%)
Hutchison Whampoa Ltd.                             8,000    77,201
                                                          --------
                                                           107,722
                                                          --------
INDIA (0.2%)

COMPUTER SERVICES (0.2%)
Satyam Computer Services Ltd.                      1,700    18,666
                                                          --------

IRELAND (1.8%)

BANKING (1.0%)
Bank of Ireland                                    9,800    92,274
                                                          --------
PHARMACEUTICALS (0.8%)
Elan Corp. PLC ADR (b)                             1,700    76,602
                                                          --------
                                                           168,876
                                                          --------
ISRAEL (0.8%)

COMPUTER SOFTWARE (0.8%)
Check Point Software
Technologies Ltd. (b)                              1,900    75,791
                                                          --------

                                Continued

         NATIONWIDE(R) SEPARATE ACCOUNT TRUST

     GARTMORE  NSAT  INTERNATIONAL  GROWTH  FUND

 STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)


========================================================
SECURITY DESCRIPTION                    SHARES   VALUE
========================================================
COMMON STOCKS (CONTINUED)

ITALY (3.8%)

APPAREL (1.0%)
Gucci Group                              1,126  $ 95,795
                                                --------
INVESTMENT COMPANY (1.0%)
Banca Fideuram SpA                      11,500    92,052
                                                --------
TELECOMMUNICATIONS (1.8%)
Telecom Italia Mobile SpA               13,500    75,366
Telecom Italia SpA                      11,500    98,297
                                                --------
                                                 173,663
                                                --------
                                                 361,510
                                                --------
JAPAN (9.5%)

AUTOMOTIVE (2.3%)
Nissan Motor Co. Ltd.                   11,000    58,332
Toyota Motor Corp.                       6,400   162,125
                                                --------
                                                 220,457
                                                --------
BANKING (0.3%)
The Sumitomo Trust
& Banking Co. Ltd.                       7,000    28,414
                                                --------
CHEMICALS (0.3%)
Asahi Kasei Corp.                        8,000    28,079
                                                --------
ELECTRONICS (2.7%)
Canon, Inc.                              1,000    34,412
Murata Manufacturing Co. Ltd.              500    29,986
NEC Corp.                                7,000    71,411
Sony Corp.                               2,600   118,832
                                                --------
                                                 254,641
                                                --------
FINANCIAL SERVICES (0.3%)
Nomura Holdings, Inc.                    2,000    25,637
                                                --------
GAMES SOFTWARE (0.6%)
Nintendo Co. Ltd.                          300    52,533
                                                --------
HEALTH & PERSONAL CARE (0.5%)
Shiseido Co. Ltd.                        5,000    46,200
                                                --------
PHARMACEUTICALS (0.3%)
Yamanouchi Pharmaceutical Co. Ltd.       1,000    26,400
                                                --------
REAL ESTATE (0.7%)
Japan Real Estate Investment Corp. (b)      17    66,801
                                                --------
RETAIL (0.2%)
LAWSON, INC.                               700    20,029
                                                --------
SERVICES (0.5%)
Secom Co. Ltd.                           1,000    50,206
                                                --------
TELECOMMUNICATIONS (0.3%)
NIPPON TELEGRAPH AND
TELEPHONE CORP. (NTT)                        9    29,322
                                                --------
UTILITIES (0.5%)
Tokyo Electric Power Co., Inc.           2,200    46,834
                                                --------
                                                 895,553
                                                --------


========================================================
SECURITY DESCRIPTION                    SHARES   VALUE
========================================================

COMMON STOCKS (CONTINUED)

KOREA (2.7%)

BANKING (0.6%)
Kookmin Bank ADR                         1,400  $ 54,460
                                                --------
ELECTRONICS (1.7%)
Samsung Electronics Co. Ltd.             1,400   161,000
                                                --------
OIL COMP - INTEGRATED (0.4%)
SK Corp.                                 3,500    39,836
                                                --------
                                                 255,296
                                                --------
MEXICO (0.7%)

RETAIL (0.7%)
Wal-Mart de Mexico SA de CV ADR          2,300    62,715
                                                --------
NETHERLANDS (4.9%)

BANKING (1.2%)
ABN AMRO Holding NV                      6,938   111,750
                                                --------
BREWERY (1.2%)
Heineken NV                              2,900   109,971
                                                --------
INSURANCE (0.4%)
ING Groep NV                             1,512    38,557
                                                --------
OIL & GAS (1.2%)
Royal Dutch Petroleum Co.                2,258   114,395
                                                --------
TRANSPORTATION (0.9%)
TNT Post Group NV (b)                    4,000    86,545
                                                --------
                                                 461,218
                                                --------
PORTUGAL (0.7%)
TELECOMMUNICATIONS (0.7%)
Portugal Telecom, SGPS, S.A. (b)         9,000    70,117
                                                --------
SINGAPORE (0.9%)
ELECTRONICS (0.5%)
Venture Manufacturing Ltd.               6,000    43,217
                                                --------
REAL ESTATE (0.4%)
Keppel Land Ltd. 42,000                           39,123
                                                --------
                                                  82,340
                                                --------
SPAIN (3.1%)
BANKING (0.7%)
Banco Bilbao Vizcaya Argentaria, S.A.    5,700    70,545
                                                --------
TELECOMMUNICATIONS (1.3%)
Telefonica SA (b)                        8,814   117,951
                                                --------
UTILITIES (1.1%)
Iberdrola SA                             7,716   100,442
                                                --------
                                                 288,938
                                                --------
SWITZERLAND (3.6%)

BANKING (1.2%)
UBS AG (b)                               2,200   111,041
                                                --------
FOOD & BEVERAGE (0.9%)
Nestle SA                                  400    85,286
                                                --------

                         Continued

             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

         GARTMORE  NSAT  INTERNATIONAL  GROWTH  FUND

    STATEMENT OF INVESTMENTS DECEMBER 31, 2001 (CONTINUED)

======================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
======================================================================

COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
HEALTH & PERSONAL CARE (1.5%)
Novartis AG                                          3,900  $  140,939
                                                            ----------
                                                               337,266
                                                            ----------
TAIWAN (2.0%)

SEMICONDUCTOR MANUFACTURER (2.0%)
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR                                         5,200      89,284
United Microelectronics
Corp. ADR                                           10,500     100,800
                                                            ----------
                                                               190,084
                                                            ----------
THAILAND (0.6%)
BANKING (0.3%)
Bangkok Bank Public Co. Ltd. (b)                    32,000      26,407
                                                            ----------
BUILDING & CONSTRUCTION (0.3%)
Siam Cement Public Co. Ltd. (b)                      2,500      29,844
                                                            ----------
                                                                56,251
                                                            ----------
UNITED KINGDOM (24.1%)
BANKING (4.4%)
Barclays PLC                                         3,400     112,576
HBOS PLC                                             8,800     102,653
HSBC Holdings PLC                                   10,200     119,504
Royal Bank of Scotland Group PLC                     3,500      85,171
                                                            ----------
                                                               419,904
                                                            ----------
BUILDING & CONSTRUCTION (1.7%)
AMEC PLC                                            11,586      66,354
Persimmon PLC                                       16,100      90,214
                                                            ----------
                                                               156,568
                                                            ----------
COMPUTER SOFTWARE / SERVICES (0.5%)
The Sage Group PLC                                  15,000      49,993
                                                            ----------
DIVERSIFIED (1.0%)
Unilever PLC                                        12,151      99,034
                                                            ----------
ELECTRONICS (0.8%)
ARM Holdings PLC (b)                                14,000      73,557
                                                            ----------
FOOD & BEVERAGE (1.2%)
Diageo PLC                                           4,500      51,380
Tesco PLC                                           17,500      63,292
                                                            ----------
                                                               114,672
                                                            ----------
HUMAN RESOURCES (0.5%)
Capita Group PLC                                     6,900      48,479
                                                            ----------
INSURANCE (1.6%)
CGNU PLC                                             5,700      69,810
Prudential PLC                                       6,707      77,067
                                                            ----------
                                                               146,877
                                                            ----------
MINING (0.5%)
Anglo American PLC                                   3,100      47,329
                                                            ----------
MULTI-MEDIA (0.5%)
Carlton Communications PLC                          12,000      42,876
                                                            ----------

======================================================================
SECURITY DESCRIPTION                              SHARES      VALUE
======================================================================

COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)

OIL & GAS (2.0%)
BP Amoco PLC                                        24,856  $  192,818
                                                            ----------
PHARMACEUTICALS (2.3%)
AstraZeneca PLC                                      1,000      45,161
GlaxoSmithKline PLC                                  6,900     172,929
                                                            ----------
                                                               218,090
                                                            ----------
RETAIL (0.8%)
Dixons Group PLC                                    22,500      76,955
                                                            ----------
TELECOMMUNICATIONS (4.6%)
British Sky Broadcasting
Group PLC (b)                                        3,500      38,281
BT Group PLC                                        20,530      75,222
mmO2 PLC (b)                                        32,530      41,308
Vodafone Group PLC                                 103,570     270,574
                                                            ----------
                                                               425,385
                                                            ----------
TRANSPORTATION (0.4%)
British Airways PLC                                 14,000      40,089
                                                            ----------

UTILITIES (1.3%)
Lattice Group PLC                                   29,500      66,119
National Grid Group PLC                              8,660      53,882
                                                            ----------
                                                               120,001
                                                            ----------
                                                             2,272,627
                                                            ----------
TOTAL COMMON STOCKS                                          7,845,236
                                                            ----------

======================================================================
SECURITY DESCRIPTION                             PRINCIPAL  VALUE
======================================================================

REPURCHASE AGREEMENT (1.3%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by FHARM Securities) $                             123,543     123,543
                                                            ----------
TOTAL REPURCHASE AGREEMENT                                     123,543
                                                            ----------
TOTAL INVESTMENTS
(COST $7,781,584)
(a - (84.3%)                                                 7,968,779
OTHER ASSETS IN EXCESS OF LIABILITIES - (15.7%)              1,479,202
                                                            ----------

TOTAL  NET  ASSETS  -  (100.0%)                             $9,447,981
                                                            ==========

(a)  Cost for federal income tax is
     $8,111,823 and differs from cost basis
     for financial reporting purposes by the
     amount of losses recognized for
     financial reporting purposes in excess
     of federal income tax reporting of
     approximately $330,239. Net unrealized
     appreciation (depreciation) of
     securities as follows:
        Unrealized  appreciation          $   173,074
        Unrealized  depreciation             (316,118)
                                          ------------
        Net  unrealized  depreciation     $  (143,044)
                                          ============
(b)  Denotes  a  non-income  producing  security.
ADR           American  Depositary  Receipt
CV            Convertible
FHARM         Federal  Home  Adjusted  Rate  Mortgage

                                Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                    GARTMORE NSAT INTERNATIONAL GROWTH FUND

            Statement of Investments - December 31, 2001 (Continued)

AT  DECEMBER  31,  2001  THE  FUND'S  OPEN  LONG  FUTURES  WERE  AS  FOLLOWS:
-------------------------------------------------------------------------------
                                                                 UNREALIZED
                                                MARKET VALUE    APPRECIATION
NUMBER OF                                        COVERED BY    (DEPRECIATION)
CONTRACTS  LONG CONTRACTS           EXPIRATION    CONTRACTS      AT 12/31/01
-------------------------------------------------------------------------------
41         MSCI Pan Euro              03/16/02  $     782,677         ($2,555)
4          S&P/TSE 60 Index Future    03/15/02  $     221,468  $        2,305
5          Topix Index Future         03/11/02  $     389,898  $        1,335

Cash in the amount $1,395,000 is restricted in use and pledged as collateral. See notes to the financial statements.

          NATIONWIDE(R) SEPARATE ACCOUNT TRUST

        INVESTOR DESTINATIONS AGGRESSIVE FUND

      STATEMENT OF INVESTMENTS DECEMBER 31, 2001

=======================================================
SECURITY DESCRIPTION                   SHARES   VALUE
=======================================================
MUTUAL FUND (100.0%)
EQUITY FUNDS (95.0%)
Nationwide International Index Fund,
Institutional Class*                   23,505  $155,130
Nationwide Mid Cap Market Index
Fund, Institutional Class*              6,805    75,469
Nationwide S&P 500 Index Fund,
Institutional Class*                   15,276   151,234
Nationwide Small Cap Index Fund,
Institutional Class*                    5,237    50,012
One Group Equity Index Fund,
Institutional Class                     1,882    49,323
                                               --------
                                                481,168
                                               --------
FIXED INCOME FUNDS (5.0%)
Nationwide Bond Index Fund,
Institutional Class*                    2,387    25,302
                                               --------
TOTAL MUTUAL FUND                               506,470
                                               --------
TOTAL INVESTMENTS
(COST $502,161) (a) - (100.0%)                  506,470
OTHER ASSETS IN EXCESS
OF LIABILITIES - (0.0%)                              26
                                               --------
TOTAL NET ASSETS - (100.0%)                    $506,496
                                               ========

-------------------------------------------------------
(a)  Represents cost for financial reporting
     purposes and differs from value by
     unrealized appreciation (depreciation)
     of securities as follows:
        Unrealized  appreciation           $     5,057
        Unrealized  depreciation                  (748)
                                           ------------
        Net  unrealized  appreciation      $     4,309
                                           ============
     Aggregate cost for federal income tax purposes is substantially the same.
*    Investment in affiliate.

See  notes  to  financial  statements.

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                   STATEMENT OF INVESTMENTS DECEMBER 31, 2001

====================================================================
SECURITY DESCRIPTION                              SHARES     VALUE
====================================================================
MUTUAL FUND (97.5%)

EQUITY FUNDS (80.0%)
Nationwide International Index Fund,
Institutional Class*                                19,550  $129,028
Nationwide Mid Cap Market Index
Fund, Institutional Class*                           6,792    75,324
Nationwide S&P 500 Index Fund,
Institutional Class*                                12,708   125,811
Nationwide Small Cap Index Fund,
Institutional Class*                                 2,613    24,958
One Group Equity Index Fund,
Institutional Class                                  1,882    49,323
                                                            --------
                                                             404,444
                                                            --------

FIXED INCOME FUNDS (17.5%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                 1,299    12,518
Nationwide Bond Index Fund,
Institutional Class*                                 7,147    75,760
                                                            --------
                                                              88,278
                                                            --------
TOTAL MUTUAL FUND                                            492,722
                                                            --------

====================================================================
SECURITY DESCRIPTION                            PRINCIPAL   VALUE
====================================================================
FIXED CONTRACT (2.5%)
Nationwide Fixed Contract,
5.75%* (b)                                      $   12,541    12,541
                                                            --------
TOTAL FIXED CONTRACT                                          12,541
                                                            --------
TOTAL INVESTMENTS
(COST $502,067) (a) - (100.0%)                               505,263
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0%)                   193
                                                            --------
TOTAL NET ASSETS - (100.0%)                                 $505,456
                                                            ========

--------------------------------------------------------------------
(a)  Represents cost for and financial
     reporting purposes and differs from
     value by unrealized appreciation
     (depreciation) of securities as
     follows:
         Unrealized  appreciation        $  4,098
         Unrealized  depreciation            (902)
                                         ---------
         Net  unrealized  appreciation   $  3,196
                                         =========
     Aggregate cost for federal income tax purposes is substantially the same.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in affiliate.

See  notes  to  financial  statements.

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       INVESTOR DESTINATIONS MODERATE FUND

                   STATEMENT OF INVESTMENTS  DECEMBER 31, 2001

====================================================================
SECURITY DESCRIPTION                              SHARES     VALUE
====================================================================
MUTUAL FUND (92.4%)
EQUITY FUNDS (59.9%)
Nationwide International Index Fund,
Institutional Class*                                11,724  $ 77,381
Nationwide Mid Cap Market Index,
Institutional Class*                                 4,526    50,193
Nationwide S&P 500 Index Fund,
Institutional Class*                                15,167   150,156
Nationwide Small Cap Index Fund,
                                                     2,612    24,947
                                                            --------
Institutional Class*                                         302,677
                                                            --------

FIXED INCOME FUNDS (32.5%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                                 3,894    37,538
Nationwide Bond Index Fund,
Institutional Class*                                11,906   126,209
                                                            --------
                                                             163,747
                                                            --------
TOTAL MUTUAL FUND                                            466,424
                                                            --------


====================================================================
SECURITY DESCRIPTION                            PRINCIPAL   VALUE
====================================================================
FIXED CONTRACT (7.5%)
Nationwide Fixed Contract,

5.75%* (b)                                      $   37,606    37,606
                                                            --------
TOTAL FIXED CONTRACT                                          37,606
                                                            --------
TOTAL INVESTMENTS
(COST $501,075) (a) - (99.9%)                                504,030
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1%)                   266
                                                            --------

TOTAL NET ASSETS - (100.0%)                                 $504,296
                                                            ========

----------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:
        Unrealized appreciation      $ 3,347
        Unrealized depreciation         (392)
                                     --------
        Net unrealized appreciation  $ 2,955
                                     ========
     Aggregate cost for federal income tax purposes is substantially the same.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in Affiliate

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==============================================================
SECURITY DESCRIPTION                        SHARES     VALUE
==============================================================
MUTUAL FUND (87.5%)
EQUITY FUNDS (40.0%)
Nationwide International Index Fund,
Institutional Class*                           7,797  $ 51,462
Nationwide Mid Cap Market Index
Fund, Institutional Class*                     4,515    50,070
Nationwide S&P 500 Index Fund,
Institutional Class*                          10,087    99,859
                                                      --------
                                                       201,391
                                                      --------
FIXED INCOME FUNDS (47.5%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                           6,474    62,410
Nationwide Bond Index Fund,
Institutional Class*                          16,628   176,262
                                                      --------
                                                       238,672
                                                      --------
TOTAL MUTUAL FUND                                      440,063
                                                      --------

==============================================================
SECURITY DESCRIPTION                      PRINCIPAL   VALUE
==============================================================
FIXED CONTRACT (12.4%)
Nationwide Fixed Contract,
5.75%* (b)                                $   62,524    62,524
                                                      --------
TOTAL FIXED CONTRACT                                    62,524
                                                      --------
TOTAL INVESTMENTS
(COST $500,928) (a) - (99.9%)                          502,587
OTHER ASSETS IN EXCESS
OF LIABILITIES - (0.1%)                                    465
                                                      --------
TOTAL NET ASSETS - (100.0%)                           $503,052
                                                      ========

-----------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:
        Unrealized appreciation         $ 2,218
        Unrealized depreciation            (559)
                                        --------
        Net unrealized appreciation     $ 1,659
                                        ========
     Aggregate cost for federal income tax purposes is substantially the same.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in affiliate.
See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                    INVESTOR DESTINATIONS CONSERVATIVE FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

==============================================================
SECURITY DESCRIPTION                        SHARES     VALUE
==============================================================
MUTUAL FUND (80.0%)
EQUITY FUNDS (20.0%)
Nationwide International Index Fund,
Institutional Class*                           3,894  $ 25,701
Nationwide Mid Cap Market Index,
Institutional Class*                           2,255    25,006
Nationwide S&P 500 Index Fund,
Institutional Class*                           5,038    49,872
                                                      --------

                                                       100,579
                                                      --------
FIXED INCOME FUNDS (55.0%)
Nationwide Morley Enhanced Income Fund,
Institutional Class*                          10,347    99,741
Nationwide Bond Index Fund,
Institutional Class*                          16,609   176,056
                                                      --------
                                                       275,797
                                                      --------
MONEY MARKET FUND (5.0%)
Nationwide Money Market Fund,
Institutional Class*                          24,961    24,961
                                                      --------
TOTAL MUTUAL FUND                                      401,337
                                                      --------

==============================================================
SECURITY DESCRIPTION                      PRINCIPAL   VALUE
==============================================================
FIXED CONTRACT (19.9%)
Nationwide Fixed Contract,
5.75%* (b)                                $   99,923    99,923
                                                      --------
TOTAL FIXED CONTRACT                                    99,923
                                                      --------
TOTAL INVESTMENTS
(COST $500,747) (a) - (99.9%)                          501,260
OTHER ASSETS IN EXCESS
OF LIABILITIES - (0.1%)                                    582
                                                      --------

TOTAL NET ASSETS - (100.0%)                           $501,842
                                                      ========

-----------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:
        Unrealized appreciation       $ 1,110
        Unrealized depreciation          (597)
                                      --------
        Net unrealized appreciation   $   513
                                      ========
     Aggregate cost for federal income tax purposes is substantially the same.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment in Affiliate
See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                     GARTMORE GVIT U.S. GROWTH LEADERS FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
=============================================================
COMMON STOCKS (95.7%)
AEROSPACE (4.2%)

L-3 Communications Holdings, Inc. (b)       1,400  $  126,000
                                                   ----------
BANKING (3.4%)
Bank of America Corp.                       1,600     100,720
                                                   ----------
COMMUNICATIONS EQUIPMENT (3.1%)
Polycom, Inc. (b)                           2,750      93,693
                                                   ----------
COMPUTER EQUIPMENT (3.3%)
Sun Microsystems, Inc. (b)                  8,000      98,400
                                                   ----------
COMPUTER NETWORKS (13.6%)
Cisco Systems, Inc. (b)                    12,500     226,375
Emulex Corp. (b)                            4,500     177,795
                                                   ----------
                                                      404,170
                                                   ----------
COMPUTER SOFTWARE & SERVICES (14.3%)
Microsoft Corp. (b)                         2,750     182,187
Network Associates, Inc. (b)                6,000     155,100
Precise Software Solutions Ltd. (b)         4,200      86,772
                                                   ----------
                                                      424,059
                                                   ----------

CONSUMER PRODUCTS (4.0%)
Procter & Gamble Co.                        1,500     118,695
                                                   ----------
HEALTHCARE (2.8%)
Tenet Healthcare Corp. (b)                  1,400      82,208
                                                   ----------
HOTELS & MOTELS (5.3%)
International Game Technology (b)           2,300     157,090
                                                   ----------
MANUFACTURING (4.9%)
Tyco International Ltd.                     2,500     147,250
                                                   ----------
PHARMACEUTICALS (14.2%)
Cephalon, Inc. (b)                          1,500     113,378
IDEC Pharmaceuticals Corp. (b)              2,200     151,646
King Pharmaceuticals, Inc. (b)              3,700     155,881
                                                   ----------
                                                      420,905
RETAIL (9.7%)
Circuit City Stores, Inc.                   4,800     124,560
Coach, Inc. (b)                             2,000      77,960
Home Depot, Inc.                            1,700      86,717
                                                   ----------
                                                      289,237
SEMICONDUCTORS (12.9%)
Intersil Holding Corp. (b)                  3,500     112,875
Marvel Technology Group Ltd. (b)            2,900     103,878
NVIDIA Corp. (b)                            2,500     167,250
                                                   ----------
                                                      384,003
                                                   ----------
TOTAL COMMON STOCKS                                 2,846,430
                                                   ----------

=============================================================
SECURITY DESCRIPTION                   PRINCIPAL   VALUE
=============================================================
REPURCHASE AGREEMENT (2.6%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Securities)             $   78,785  $   78,785
                                                   ----------
TOTAL REPURCHASE AGREEMENT                             78,785
                                                   ----------
TOTAL INVESTMENTS
(COST $2,939,848) (A) - (98.3%)                     2,925,215
OTHER ASSETS IN EXCESS
OF LIABILITIES - (1.7%)                                50,805
                                                   ----------


TOTAL NET ASSETS - (100.0%)                        $2,976,020
                                                   ==========

-----------------------------------------------------------------
(a)  Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of
     securities as follows:
         Unrealized appreciation      $ 43,929
         Unrealized depreciation      (58,562)
                                      --------
         Net unrealized depreciation  $(14,633)
                                      =========
     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       GARTMORE GVIT GLOBAL UTILITIES FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001

=======================================================
SECURITY DESCRIPTION                  SHARES    VALUE
=======================================================
COMMON STOCKS (97.2%)
BRAZIL (0.8%)
TELECOMMUNICATIONS (0.8%)
Embratel Participacoes SA - ADR         3,500  $ 14,560
Tele Norte Leste Participacoes SA -
ADR                                       600     9,378
                                               --------
                                                 23,938
                                               --------
FRANCE (4.5%)
TELECOMMUNICATIONS (1.5%)
France Telecom SA                       1,100    43,976
                                               --------
WATER UTILITY (3.0%)
Suez SA                                 3,000    90,818
                                               --------
                                                134,794
                                               --------
GERMANY (7.1%)
ELECTRIC UTILITY (7.1%)
Deutsche Telekom AG                     5,100    88,094
E. On AG                                2,400   124,795
                                               --------
                                                212,889
                                               --------
ITALY (5.4%)
ELECTRIC UTILITY (1.5%)
Enel SpA                                7,800    43,961
                                               --------
TELECOMMUNICATIONS (3.9%)
Telecom Italia Mobile SpA              10,500    58,618
Telecom Italia SpA                     11,400    60,902
                                               --------
                                                119,520
                                               --------
                                                163,481
                                               --------
JAPAN (3.0%)
ELECTRIC UTILITY (1.4%)
Tokyo Electric Power Co.                2,000    42,576
                                               --------
TELECOMMUNICATIONS (1.6%)
NTT Docomo, Inc.                            4    47,001
                                               --------
                                                 89,577
                                               --------
KOREA (0.5%)
TELECOMMUNICATIONS (0.5%)
Korea Telecom Corp. - ADR                 700    14,231
                                               --------
MEXICO (0.5%)
TELECOMMUNICATIONS (0.5%)
Telefonos de Mexico SA - ADR              400    14,008
                                               --------
NETHERLANDS (0.7%)
TELECOMMUNICATIONS (0.7%)
Koninlijke KPN NV (b)                   4,100    20,845
                                               --------
PORTUGAL (1.5%)
ELECTRIC UTILITY (0.5%)
Electricidade de Portugal SA            6,700    14,556
                                               --------
TELECOMMUNICATIONS (1.0%)
Portugal Telecom SA (b)                 3,900    30,384
                                               --------
                                                 44,940
                                               --------

=======================================================
SECURITY DESCRIPTION                  SHARES   VALUE
=======================================================

COMMON STOCKS (CONTINUED)

SPAIN (7.3%)
ELECTRIC UTILITY (2.5%)
Endesa SA                               2,800  $ 43,803
Iberdrola SA                            2,300    29,940
                                               --------
                                                 73,743
                                               --------
TELECOMMUNICATIONS (4.8%)
Telefonica SA (b)                      10,800   144,529
                                               --------
                                                218,272
                                               --------
SWITZERLAND (0.9%)
TELECOMMUNICATIONS (0.9%)
Swisscom AG                               100    27,706
                                               --------
UNITED KINGDOM (22.5%)
ELECTRIC UTILITY (4.1%)
National Grid Group PLC                 7,200    44,798
Scottish & Southern Energy PLC          5,200    46,431
United Utilities PLC                    3,500    31,124
                                               --------
                                                122,353
                                               --------
GAS UTILITY (3.1%)
Centrica PLC                           19,100    61,573
Lattice Group PLC                      13,900    31,155
                                               --------
                                                 92,728
                                               --------
TELECOMMUNICATIONS (14.8%)
BT Group PLC                           23,700    86,837
MMO2 PLC (b)                           23,500    29,841
Vodafone Group PLC                    125,100   326,819
                                               --------
                                                443,497
WATER UTILITY (0.5%)
Severn Trent PLC                        1,500    15,500
                                               --------
                                                674,078
                                               --------
UNITED STATES (42.5%)
ELECTRIC UTILITY (13.7%)
American Electric Power Co., Inc.       1,100    47,883
Duke Energy Corp.                       1,700    66,742
El Paso Corp.                           1,200    53,532
Entergy Corp.                             500    19,555
Exelon Corp.                            1,000    47,880
FPL Group, Inc.                           400    22,560

NiSource, Inc.                          1,400    32,284
NRG Energy, Inc. (b)                    2,500    38,750
PP&L Corp.                              1,000    34,850
Southern Co.                            1,900    48,165
                                               --------
                                                412,201
                                               --------
TELECOMMUNICATIONS (28.8%)
AT&T Corp. (b)                          5,600   101,584
AT&T Wireless Services, Inc. (b)        2,200    31,614
BellSouth Corp.                         1,500    57,225

MCI Worldcom, Inc. (b)                  7,800   109,824
Qwest Communications
International, Inc.                     3,300    46,629
SBC Communications, Inc.                6,000   235,020
Sprint Corp. (b)                        1,900    46,379


                      Continued

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       GARTMORE GVIT GLOBAL UTILITIES FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)


===========================================================
SECURITY DESCRIPTION                   SHARES      VALUE
===========================================================
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verizon Comm.                            5,000  $  237,301
                                                -----------

                                                   865,576
                                                -----------

                                                 1,277,777
                                                -----------

TOTAL COMMON STOCKS                              2,916,536
                                                -----------

===========================================================
SECURITY DESCRIPTION                 PRINCIPAL     VALUE
===========================================================
REPURCHASE AGREEMENT (3.0%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Fannie Mae Securities)           $   91,090      91,090
                                                -----------

TOTAL REPURCHASE AGREEMENT                          91,090
                                                -----------

TOTAL INVESTMENTS
(COST $3,003,166) (a) - (100.2%)                 3,007,626
LIABILITIES IN EXCESS
OF OTHER ASSETS - (-0.2)%                           (5,654)
                                                -----------

TOTAL NET ASSETS - (100.0%)                     $3,001,972
                                                ===========

-----------------------------------------------------------------
(a)  Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of
     securities as follows:
        Unrealized appreciation       $ 58,465
        Unrealized depreciation     (54,005)
                                    --------
         Net unrealized appreciation     $ 4,460
                                         =======
     Aggregate cost for federal income tax purposes is
     substantially the same.
(b)  Denotes a non-income producing security.
ADR           American Depositary Receipt
See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2001


===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS (99.0%)
BELGIUM (2.0%)
FINANCIAL SERVICES (2.0%)
Fortis                                        2,300  $   59,695
                                                     ----------
CANADA (1.9%)

INSURANCE (1.9%)
Sun Life Financial Services of Canada         2,700      57,425
                                                     ----------
DENMARK (1.9%)

BANKS (1.9%)
Danske Bank AS                                3,600      57,770
                                                     ----------
FRANCE (5.8%)

BANKS (2.4%)
Societe Generale - Class A                    1,300      72,748
                                                     ----------

INSURANCE (3.4%)
Axa                                           5,000     104,486
                                                     ----------
                                                        177,234
                                                     ----------
GERMANY (5.1%)

FINANCE (2.0%)
Deutsche Boerse AG                            1,500      59,433
                                                     ----------
INSURANCE (3.1%)
Allianz AG                                      400      94,558
                                                     ----------
                                                        153,991
                                                     ----------
IRELAND (2.6%)

BANKS (2.6%)
Allied Irish Banks PLC                        6,700      77,552
                                                     ----------
ITALY (3.2%)
BANKS (1.4%)
UniCredito Italiano SpA 10,500                           42,164
                                                     ----------
INSURANCE (1.8%)
Assicurazioni Generali SpA                    2,000      55,559
                                                     ----------
                                                         97,723
                                                     ----------
NETHERLANDS (6.2%)

BANKS (3.3%)
ABN AMRO Holding NV                           6,100      98,253
                                                     ----------
FINANCIAL SERVICES (2.9%)
ING Groep NV                                  3,500      89,251
                                                     ----------
                                                        187,504
                                                     ----------
SINGAPORE (2.0%)
BANKS (2.0%)
DBS Group Holdings Ltd.                       8,000      59,789
                                                     ----------
SPAIN (3.1%)
BANKS (1.8%)
Banco Bilbao Vizcaya Argentaria SA            4,400      54,455
                                                     ----------
INSURANCE (1.3%)
Corporacion Mapfre SA                         6,900      39,995
                                                     ----------
                                                         94,450
                                                     ----------

===============================================================
SECURITY DESCRIPTION                      SHARES     VALUE
===============================================================
COMMON STOCKS (CONTINUED)
SWITZERLAND (6.3%)
BANKS (3.7%)
Credit Suisse Group (b)                       1,300  $   55,436
UBS AG                                        1,100
                                                         55,520
                                                     ----------
                                                        110,956
                                                     ----------
INSURANCE (2.6%)
Swiss Re                                        800      80,468
                                                     ----------
                                                        191,424
                                                     ----------
UNITED KINGDOM (10.5%)

BANKS (8.1%)
Abbey National PLC                            4,000      56,994
HSBC Holdings PLC                             7,100      83,184
Royal Bank of Scotland Group PLC              4,500     109,506
                                                     ----------
                                                        249,684
                                                     ----------
INSURANCE (2.4%)
CGNU PLC                                      5,900      72,259
                                                     ----------
                                                        321,943
                                                     ----------
UNITED STATES (48.4%)

BANKS (21.9%)
Comerica, Inc.                                1,300      74,490
FleetBoston Financial Corp.                   3,000     109,500
J.P. Morgan Chase & Co.                       3,800     138,130
National City Corp.                           1,100      32,164
UnionBanCal Corp.                             1,800      68,400
US Bancorp                                    5,700     119,301
Washington Mutual, Inc.                       3,900     127,530
                                                     ----------
                                                        669,515
                                                     ----------
FINANCIAL SERVICES (17.1%)
American Express Co.                          1,200      42,828
Citigroup, Inc.                               3,100     156,488
Fannie Mae                                    2,000     158,999
Merrill Lynch & Co.                           1,400      72,968
Morgan Stanley Dean Witter & Co.              1,600      89,504
                                                     ----------
                                                        520,787
                                                     ----------
INSURANCE (9.4%)
American International Group, Inc.            1,400     111,160
Hartford Financial Services Group, Inc.       1,200      75,396
John Hancock Financial Services, Inc.         1,000      41,300
MetLife, Inc.                                 1,800      57,024
                                                     ----------
                                                        284,880
                                                     ----------
                                                      1,475,182
                                                     ----------
TOTAL COMMON STOCKS                                   3,011,682
                                                     ----------

                                    Continued
                                                                              87

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

            STATEMENT OF INVESTMENTS - DECEMBER 31, 2001 (CONTINUED)

===========================================================
SECURITY DESCRIPTION                PRINCIPAL      VALUE
===========================================================
REPURCHASE AGREEMENT (1.0%)
Fifth Third Bank, 1.37%, 01/02/02
(Fully collateralized
by Freddie Mac Securities)          $   29,789  $   29,789
                                                -----------
TOTAL REPURCHASE AGREEMENT                          29,789
                                                -----------
TOTAL INVESTMENTS
(COST $2,994,749) (a) - (100.0%)                 3,041,471
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.0%)                              (485)
                                                -----------
TOTAL NET ASSETS - (100.0%)                     $3,040,986
                                                ===========

-----------------------------------------------------------------
(a)  Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of
     securities as follows:
        Unrealized appreciation         $ 65,023
        Unrealized depreciation          (18,301)
                                        ---------
        Net unrealized appreciation     $ 46,722
                                        =========
     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.
See notes to financial statements.


                                              NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                             STATEMENTS OF ASSETS AND LIABILITIES

                                                      DECEMBER 31, 2001

================================================================================================================================

                                                                                                    NATIONWIDE
                                                       TOTAL          CAPITAL        GOVERNMENT        SMALL          MONEY
                                                      RETURN        APPRECIATION        BOND          COMPANY         MARKET
                                                       FUND             FUND            FUND           FUND            FUND
                                                  ---------------  --------------  --------------  -------------  --------------
ASSETS:
Investments, at value (cost $1,603,978,968;
  $342,404,462; $1,258,607,686; $631,201,277;
  $2,874,688,370 and $37,472,067; respectively)   $1,671,638,042   $ 350,508,399   $1,281,349,280  $708,942,574   $2,874,688,370
Repurchase agreements, at cost                                 -               -        8,021,000    34,423,573                -
                                                  ---------------  --------------  --------------  -------------  --------------
    Total Investments                              1,671,638,042     350,508,399    1,289,370,280   743,366,147    2,874,688,370
                                                  ---------------  --------------  --------------  -------------  --------------

Cash                                                         469             769              381           620              415
Interest and dividends receivable                      1,655,082         214,091       13,202,393       362,990                -
Receivable for investments sold                        5,167,501       5,583,203                -     1,687,057                -
Receivable from adviser                                   84,718          14,515          112,276             -          240,074
Reclaims receivable                                            -               -                -       156,541                -
Prepaid expenses and other assets                         27,987           6,875           15,445        12,073           40,054
                                                  ---------------  --------------  --------------  -------------  --------------
    Total Assets                                   1,678,573,799     356,327,852    1,302,700,775   745,585,428    2,874,968,913
                                                  ---------------  --------------  --------------  -------------  --------------

LIABILITIES:
Payable for foreign currency, at value ($0; $0;
  $0; $23,949; $0 and $0; respectively)                        -               -                -        18,998                -
Distributions payable                                          -               -                -             -        3,909,000
Payable for investments purchased                              -       3,902,057                -     1,323,879                -
Accrued expenses and other payables:
  Investment advisory fees                               832,332         182,809          544,758       572,452          952,290
  Fund administration fees                                91,977          19,866           71,865        40,135          163,250
  Distribution fees                                            -               -                -             -                -
  Administrative servicing fees                          211,635          45,778          165,336        93,164          375,335
  Other                                                  121,624          29,845           90,580        68,497          215,278
                                                  ---------------  --------------  --------------  -------------  --------------
    Total Liabilities                                  1,257,568       4,180,355          872,539     2,117,125        5,615,153
                                                  ---------------  --------------  --------------  -------------  --------------
NET ASSETS                                        $1,677,316,231   $ 352,147,497   $1,301,828,236  $743,468,303   $2,869,353,760
                                                  ===============  ==============  ==============  =============  ==============

REPRESENTED BY:
Capital                                           $1,910,255,891   $ 639,705,731   $1,277,642,543   698,632,100   $2,869,317,934
Accumulated net investment income (loss)                       -               -                -      (166,486)          35,826
Accumulated net realized gains (losses) from
  investments and foreign currency transactions     (300,598,734)   (295,662,171)       1,444,099   (32,741,744)               -
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities denominated in foreign currencies       67,659,074       8,103,937       22,741,594    77,744,433                -
                                                  ---------------  --------------  --------------  -------------  --------------
NET ASSETS                                        $1,677,316,231   $ 352,147,497   $1,301,828,236  $743,468,303   $2,869,353,760
                                                  ===============  ==============  ==============  =============  ==============
NET ASSETS:
Class I Shares**                                  $1,677,316,231   $ 352,147,497   $1,301,828,236  $743,468,303   $2,869,353,760
                                                  ===============  ==============  ==============  =============  ==============
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I shares**                                     169,660,279      33,382,445      111,607,126    39,887,021    2,869,321,582
                                                  ===============  ==============  ==============  =============  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I shares**                                  $         9.89   $       10.55   $        11.66  $      18.64   $         1.00
                                                  ===============  ==============  ==============  =============  ==============



                                                     MONEY
                                                    MARKET
                                                    FUND II
                                                  -----------
ASSETS:
Investments, at value (cost $1,603,978,968;
  $342,404,462; $1,258,607,686; $631,201,277;
  $2,874,688,370 and $37,472,067; respectively)   $37,472,067
Repurchase agreements, at cost                              -
                                                  -----------

    Total Investments                              37,472,067
                                                  -----------

Cash                                                    2,175
Interest and dividends receivable                           -
Receivable for investments sold                             -
Receivable from adviser                                   409
Reclaims receivable                                         -
Prepaid expenses and other assets                           -
                                                  -----------
    Total Assets                                   37,474,651
                                                  -----------

LIABILITIES:
Payable for foreign currency, at value ($0; $0;
  $0; $23,949; $0 and $0; respectively)                     -
Distributions payable                                  17,840
Payable for investments purchased                           -
Accrued expenses and other payables:
  Investment advisory fees                             13,919
  Fund administration fees                              1,815
  Distribution fees                                     6,960
  Administrative servicing fees                         1,382
  Other                                                21,978
                                                  -----------
    Total Liabilities                                  63,894
                                                  -----------
NET ASSETS                                        $37,410,757
                                                  ===========


REPRESENTED BY:
Capital                                           $37,410,757
Accumulated net investment income (loss)                    -
Accumulated net realized gains (losses) from
  investments and foreign currency transactions             -
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities denominated in foreign currencies             -
                                                  -----------
NET ASSETS                                        $37,410,757
                                                  ===========
NET ASSETS:
Class I Shares**                                  $37,410,757
                                                  ===========
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I shares**                                   37,410,757
                                                  ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I shares**                                  $      1.00
                                                  ===========

------------------------------------------------------------
*   Not subject to a front-end sales charge.
**  Money Market Fund II shares have no class designation.
See notes to financial statements.

                                              NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                       DECEMBER 31, 2001

===============================================================================================================================

                                                   J.P. MORGAN     STRONG NSAT     NATIONWIDE     FEDERATED     FEDERATED NSAT
                                                  NSAT BALANCED      MID CAP       STRATEGIC     NSAT EQUITY     HIGH INCOME
                                                      FUND         GROWTH FUND     VALUE FUND    INCOME FUND      BOND FUND
                                                 ---------------  --------------  ------------  -------------  ----------------
ASSETS:
Investments, at value (cost $150,978,644;
  $158,157,167; $19,420,428; $51,318,335
  and $115,199,496; respectively)                $  148,082,670   $ 167,630,495   $19,433,982   $ 51,202,766   $   101,073,482
Repurchase agreements, at cost                       22,353,098       2,352,973     3,222,928      3,073,825        10,909,798
                                                 ---------------  --------------  ------------  -------------  ----------------
    Total Investments                               170,435,768     169,983,468    22,656,910     54,276,591       111,983,280
                                                 ---------------  --------------  ------------  -------------  ----------------
Cash                                                      2,487         544,204             -         21,745                 -
Interest and dividends receivable                       859,425          11,487        15,120         49,408         2,140,040
Receivable for investments sold                      14,749,851       4,751,326        92,565         70,854                 -
Receivable from adviser                                  12,541          33,163         4,333          9,143             2,663
Deferred organizational costs                               609             712           712            850               615
Prepaid expenses and other assets                         1,875           3,067           403            837             1,583
                                                 ---------------  --------------  ------------  -------------  ----------------
    Total Assets                                    186,062,556     175,327,427    22,770,043     54,429,428       114,128,181
                                                 ---------------  --------------  ------------  -------------  ----------------
LIABILITIES:
Payable to custodian                                          -               -           373              -                 -
Payable for investments purchased                    36,050,893       5,827,497         3,680      1,528,167                 -
Accrued expenses and other payables:
  Investment advisory fees                               92,123         129,010        17,089         35,265            68,975
  Fund administration fees                                8,186           9,347         1,238          2,899             6,280
  Administrative servicing fees                          18,733          21,489         2,827          6,639            14,508
  Other                                                  17,482          17,466         5,428          8,208            16,697
                                                 ---------------  --------------  ------------  -------------  ----------------
    Total Liabilities                                36,187,417       6,004,809        30,635      1,581,178           106,460
                                                 ---------------  --------------  ------------  -------------  ----------------
NET ASSETS                                       $  149,875,139   $ 169,322,618   $22,739,408   $ 52,848,250   $   114,021,721
                                                 ===============  ==============  ============  =============  ================
REPRESENTED BY:
Capital                                          $  163,313,236   $ 286,626,554   $23,708,478   $ 63,583,422   $   138,634,521
Accumulated net investment income (loss)                      -               -             -         13,035                 -
Accumulated net realized gains (losses) from
  investments and futures transactions              (10,542,123)   (126,777,264)     (982,624)   (10,632,638)      (10,486,786)
Net unrealized appreciation (depreciation)
  on investments                                     (2,895,974)      9,473,328        13,554       (115,569)      (14,126,014)
                                                 ---------------  --------------  ------------  -------------  ----------------
NET ASSETS                                       $  149,875,139   $ 169,322,618   $22,739,408   $ 52,848,250   $   114,021,721
                                                 ===============  ==============  ============  =============  ================
NET ASSETS:
Class I Shares                                   $  149,875,139   $ 169,322,618   $22,739,408   $ 52,848,250   $   114,021,721
                                                 ===============  ==============  ============  =============  ================
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I shares                                       15,939,323      14,603,771     2,356,681      5,089,014        15,331,606
                                                 ===============  ==============  ============  =============  ================
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I shares                                   $         9.40   $       11.59   $      9.65   $      10.38   $          7.44
                                                 ===============  ==============  ============  =============  ================

---------------------------------------------------------
* Not subject to a front-end sales charge.
See notes to financial statements.

                                               NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                       DECEMBER 31, 2001

===============================================================================================================================

                                                                                                                     DREYFUS
                                                        MAS NSAT      NATIONWIDE     NATIONWIDE     NATIONWIDE        NSAT
                                                      MULTI SECTOR     SMALL CAP      SMALL CAP      GLOBAL 50       MID CAP
                                                       BOND FUND      VALUE FUND     GROWTH FUND       FUND        INDEX FUND
                                                     --------------  -------------  -------------  -------------  -------------
ASSETS:
Investments, at value (cost $195,645,225;
  641,726,668; $109,361,896; $68,612,636;
  249,337,090 and $12,481,778; respectively)          $189,886,615   $637,314,422   $116,099,401    $67,080,908   $247,204,394
Repurchase agreements, at cost                           4,497,243     71,441,860     28,910,229      2,776,829     10,990,811
                                                     --------------  -------------  -------------  -------------  -------------
    Total Investments                                  194,383,858    708,756,282    145,009,630     69,857,737    258,195,205
                                                     --------------  -------------  -------------  -------------  -------------
Cash                                                         4,416              -              -              -              -
Foreign currencies, at value (cost $0; $0; $0;
  $117,698; $0 and $0; respectively)                             -              -              -        117,427              -
Interest and dividends receivable                        1,583,400        568,806         12,566         31,685        153,766
Receivable for investments sold                            534,037      8,456,204        454,316              -      1,597,816
Unrealized appreciation on forward foreign
  currency contracts                                        67,989              -              -        536,797              -
Receivable from adviser                                     15,902         88,183          4,836              -              -
Reclaims receivable                                         39,266              -              -         50,767              -
Deferred organizational costs                                  614            682              -            712            614
Prepaid expenses and other assets                            2,396          6,967            585          1,100          2,703
                                                     --------------  -------------  -------------  -------------  -------------
    Total Assets                                       196,631,878    717,877,124    145,481,933     70,596,225    259,950,104
                                                     --------------  -------------  -------------  -------------  -------------

LIABILITIES:
Payable to adviser                                               -              -              -          8,438          1,577
Payable to custodian                                             -              -        123,262              -        419,991
Payable for investments purchased                       19,088,172     19,362,470      1,217,277              -      1,633,669
Unrealized depreciation on forward foreign
  currency contracts                                        53,702              -              -         36,951              -
Payable for variation margin on futures contracts                -              -              -              -        103,550
Accrued expenses and other payables:
  Investment advisory fees                                 111,604        485,314        122,304         58,994        101,972
  Fund administration fees                                  9,703          35,827          7,250          3,903         13,300
  Administrative servicing fees                             22,126         81,899         16,720          8,971         30,806
  Other                                                     22,914         51,268         13,065         10,212         22,133
                                                     --------------  -------------  -------------  -------------  -------------
    Total Liabilities                                   19,308,221     20,016,778      1,499,878        127,469      2,326,998
                                                     --------------  -------------  -------------  -------------  -------------

NET ASSETS                                            $177,323,657   $697,860,346   $143,982,055    $70,468,756   $257,623,106
                                                     ==============  =============  =============  =============  =============
REPRESENTED BY:
Capital                                               $183,847,950   $694,820,772   $170,803,635    $92,003,224   $263,496,005
Accumulated net investment income (loss)                    10,629              -              -         69,828              -
Accumulated net realized gains (losses) from
  investments, futures and foreign
  currency transactions                                   (787,179)     7,451,820    (33,559,085)   (20,590,077)    (3,858,553)
Net unrealized appreciation (depreciation) on
  investments, futures and translation of assets
  and liabilities denominated in foreign currencies     (5,747,743)    (4,412,246)     6,737,505     (1,014,219)    (2,014,346)
                                                     --------------  -------------  -------------  -------------  -------------

NET ASSETS                                            $177,323,657   $697,860,346   $143,982,055    $70,468,756   $257,623,106
                                                     ==============  =============  =============  =============  =============
NET ASSETS:
Class I Shares                                        $177,323,657   $697,860,346   $143,982,055    $70,468,756   $257,623,106
                                                     ==============  =============  =============  =============  =============
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I shares                                          19,404,398     67,378,111      9,944,595      7,596,978     19,564,872
                                                     ==============  =============  =============  =============  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I shares                                               $9.14         $10.36         $14.48          $9.28         $13.17
                                                     ==============  =============  =============  =============  =============



                                                        TURNER
                                                         NSAT
                                                        GROWTH
                                                      FOCUS FUND
                                                     ------------

ASSETS:
Investments, at value (cost $195,645,225;
  641,726,668; $109,361,896; $68,612,636;
  249,337,090 and $12,481,778; respectively)         $12,674,046
Repurchase agreements, at cost                                 -
                                                     ------------

Total Investments                                     12,674,046
                                                     ------------

Cash                                                           -
Foreign currencies, at value (cost $0; $0; $0;
  $117,698; $0 and $0; respectively)                           -
Interest and dividends receivable                          2,384
Receivable for investments sold                        2,211,300
Unrealized appreciation on forward foreign
  currency contracts                                           -
Receivable from adviser                                        -
Reclaims receivable                                            -
Deferred organizational costs                                  -
Prepaid expenses and other assets                              -
                                                     ------------

    Total Assets                                      14,887,730
                                                     ------------

LIABILITIES:
Payable to adviser                                            80
Payable to custodian                                     243,588
Payable for investments purchased                      1,581,452
Unrealized depreciation on forward foreign
  currency contracts                                           -
Payable for variation margin on futures contracts              -
Accrued expenses and other payables:
  Investment advisory fees                                11,474
  Fund administration fees                                 1,034
  Administrative servicing fees                            2,147
  Other                                                    4,433
                                                     ------------

    Total Liabilities                                  1,844,208
                                                     ------------

NET ASSETS                                           $13,043,522
                                                     ============
REPRESENTED BY:
Capital                                              $21,035,770
Accumulated net investment income (loss)                       -
Accumulated net realized gains (losses) from
  investments, futures and foreign
  currency transactions                                (8,184,516)
Net unrealized appreciation (depreciation) on
  investments, futures and translation of assets
  and liabilities denominated in foreign currencies      192,268
                                                     ------------

NET ASSETS                                           $13,043,522
                                                     ============


NET ASSETS:
Class I Shares                                       $13,043,522
                                                     ============


SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I shares                                         3,579,641
                                                     ============


NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I shares                                             $3.64
                                                     ============

----------------------------------------------------------
* Not subject to a front-end sales charge.
See notes to financial statements.


                                               NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                        DECEMBER 31, 2001

================================================================================================================================


                                                                          GARTMORE       GARTMORE
                                                          GARTMORE          NSAT           NSAT                       GARTMORE
                                                            NSAT           GLOBAL         GLOBAL       GARTMORE         NSAT
                                                         MILLENNIUM    TECHNOLOGY AND     HEALTH         GVIT         EMERGING
                                                           GROWTH      COMMUNICATIONS    SCIENCES    U.S. LEADERS     MARKETS
                                                            FUND            FUND           FUND          FUND           FUND
                                                        ------------  ----------------  -----------  -------------  ------------

ASSETS:
Investments, at value (cost $2,060,883;
  14,600,382; $2,186,293; $917,650;
  14,615,348 and $7,658,041; respectively)             $ 2,179,601   $    14,967,411   $2,330,083   $     925,905  $15,200,504
Repurchase agreements, at cost                               56,192           924,447            -          82,632      782,217
                                                        ------------  ----------------  -----------  -------------  ------------
Total Investments                                         2,235,793        15,891,858    2,330,083       1,008,537   15,982,721
                                                        ------------  ----------------  -----------  -------------  ------------
Cash                                                              -                 -      233,147               -      232,056
Foreign currencies, at value (cost $0; $2,684;
  $0; $0; $0 and $0; respectively)                                -             2,667            -               -            -
Interest and dividends receivable                               391             1,971            9             135       32,186
Receivable for investments sold                              12,643           231,789            -               -       64,403
Receivable from adviser                                       1,424             8,900            -           7,433          700
Reclaims receivable                                               -                 -            -               -            -
                                                        ------------  ----------------  -----------  -------------  ------------

    Total Assets                                          2,250,251        16,137,185    2,563,239       1,016,105   16,312,066
                                                        ------------  ----------------  -----------  -------------  ------------
LIABILITIES:
Payable to adviser                                                -                 -        6,025               -            -
Payable for foreign currency, at value (cost $0; $0;
  $1,095; $0; $0 and $134,112; respectively)                      -                 -        1,169               -            -
Payable for investments purchased                            16,672           532,087            -               -      317,175
Payable for variation margin on futures contracts                 -                 -            -               -            -
Accrued expenses and other payables:
  Investment advisory fees                                    1,938            13,140        2,131             346       14,960
  Fund administration fees                                      123               874          139              25          848
  Administrative servicing fees                                   -             2,007            -               -        1,162
  Other                                                      14,808             4,541       14,047           7,543        4,319
                                                        ------------  ----------------  -----------  -------------  ------------
    Total Liabilities                                        33,541           552,649       23,511           7,914      338,464
                                                        ------------  ----------------  -----------  -------------  ------------
NET ASSETS                                              $ 2,216,710   $    15,584,536   $2,539,728   $   1,008,191  $15,973,602
                                                        ============  ================  ===========  =============  ============
REPRESENTED BY:
Capital                                                 $ 4,952,864   $    27,255,441   $2,492,260         999,936  $17,685,081
Accumulated net investment income (loss)                          -            (7,590)           -               -      (19,003)
Accumulated net realized gains (losses) from
  investments, futures and foreign
  currency transactions                                  (2,854,872)      (12,030,328)     (96,249)              -   (2,275,632)
Net unrealized appreciation (depreciation) on
  investments, futures and translation of assets
  and liabilities denominated in foreign currencies         118,718           367,013      143,717           8,255      583,156
                                                        ------------  ----------------  -----------  -------------  ------------
NET ASSETS                                              $ 2,216,710   $    15,584,536   $2,539,728   $   1,008,191  $15,973,602
                                                        ============  ================  ===========  =============  ============
SHARES OUTSTANDING (unlimited number
  of shares authorized)**                                   500,000         3,702,661      250,499         100,000    2,257,505
                                                        ============  ================  ===========  =============  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE*,**        $      4.43   $          4.21   $    10.14   $       10.08  $      7.08
                                                        ============  ================  ===========  =============  ============


                                                           GARTMORE
                                                             NSAT
                                                         INTERNATIONAL
                                                            GROWTH
                                                             FUND
                                                        ---------------
ASSETS:
Investments, at value (cost $2,060,883;
  14,600,382; $2,186,293; $917,650;
  14,615,348 and $7,658,041; respectively)             $    7,845,236
Repurchase agreements, at cost                                 123,543
                                                        ---------------

    Total Investments                                        7,968,779
                                                        ---------------

Cash                                                         1,614,809
Foreign currencies, at value (cost $0; $2,684;
  $0; $0; $0 and $0; respectively)                                   -
Interest and dividends receivable                                4,981
Receivable for investments sold                                      -
Receivable from adviser                                          5,614
Reclaims receivable                                              7,396
                                                        ---------------

    Total Assets                                             9,601,579
                                                        ---------------

LIABILITIES:
Payable to adviser                                                   -
Payable for foreign currency, at value (cost $0; $0;
  $1,095; $0; $0 and $134,112; respectively)                   133,038
Payable for investments purchased                                    -
Payable for variation margin on futures contracts                6,886
Accrued expenses and other payables:
  Investment advisory fees                                       7,423
  Fund administration fees                                         484
  Administrative servicing fees                                    686
  Other                                                          5,081
                                                        ---------------
    Total Liabilities                                          153,598
                                                        ---------------
NET ASSETS                                              $    9,447,981
                                                        ===============
REPRESENTED BY:
Capital                                                 $   13,255,907
Accumulated net investment income (loss)                        (7,280)
Accumulated net realized gains (losses) from
  investments, futures and foreign
  currency transactions                                     (3,990,592)
Net unrealized appreciation (depreciation) on
  investments, futures and translation of assets
  and liabilities denominated in foreign currencies            189,946
                                                        ---------------
NET ASSETS                                              $    9,447,981
                                                        ===============
SHARES OUTSTANDING (unlimited number
  of shares authorized)**                                    1,537,953
                                                        ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE*,**        $         6.14
                                                        ===============

----------------------------------------------------------
*    Not subject to a front-end sales charge.
** The Gartmore NSAT Millennium Growth Fund, Gartmore NSAT Global Technology and Communications Fund, Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund currently offer only Class I shares and Gartmore NSAT Global Health Sciences Fund and Gartmore GVIT U.S. Leaders Fund currently offer only Class III shares.

See notes to financial statements.

                                            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           STATEMENTS OF ASSETS AND LIABILITIES

                                                     DECEMBER 31, 2001

==========================================================================================================================

                                                                    NSAT                          NSAT
                                                     NSAT         INVESTOR         NSAT         INVESTOR         NSAT
                                                   INVESTOR     DESTINATIONS     INVESTOR     DESTINATIONS     INVESTOR
                                                 DESTINATIONS    MODERATELY    DESTINATIONS    MODERATELY    DESTINATIONS
                                                   AGGESSIVE      AGGESSIVE      MODERATE     CONSERVATIVE   CONSERVATIVE
                                                     FUND           FUND           FUND           FUND           FUND
                                                 -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in affiliated securities, at value
  (cost $452,161; $452,067; $501,075;
  $500,928 and $500,747; respectively)           $     457,147  $     455,940  $     504,030  $     502,587  $     501,260
Investments, at value (cost $50,000;
  $50,000; $0; $0 and $0; respectively)                 49,323         49,323              -              -              -
                                                 -------------  -------------  -------------  -------------  -------------
    Total Investments                                  506,470        505,263        504,030        502,587        501,260
                                                 -------------  -------------  -------------  -------------  -------------
Interest and dividends receivable                          193            360            433            632            749
Receivable from adviser                                  6,646          6,646          6,646          6,646          6,646
                                                 -------------  -------------  -------------  -------------  -------------
    Total Assets                                       513,309        512,269        511,109        509,865        508,655
                                                 -------------  -------------  -------------  -------------  -------------
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees                                  36             36             36             36             36
  Distribution fees                                         69             68             69             68             68
  Other                                                  6,708          6,709          6,708          6,709          6,709
                                                 -------------  -------------  -------------  -------------  -------------
    Total Liabilities                                    6,813          6,813          6,813          6,813          6,813
                                                 -------------  -------------  -------------  -------------  -------------
NET ASSETS                                       $     506,496  $     505,456  $     504,296  $     503,052  $     501,842
                                                 =============  =============  =============  =============  =============

REPRESENTED BY:
Capital                                                501,073        501,126        501,211        501,250        501,203
Accumulated net investment income (loss)                   124            125              -              -              1
Accumulated net realized gains (losses) from
  investment transactions                                  990          1,009            130            143            125
Net unrealized appreciation (depreciation)
  on investments                                         4,309          3,196          2,955          1,659            513
                                                 -------------  -------------  -------------  -------------  -------------
NET ASSETS                                       $     506,496  $     505,456  $     504,296  $     503,052  $     501,842
                                                 =============  =============  =============  =============  =============
SHARES OUTSTANDING (unlimited number
  of shares authorized)                                 50,106         50,111         50,120         50,124         50,120
                                                 =============  =============  =============  =============  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE*    $       10.11  $       10.09  $       10.06  $       10.04  $       10.01
                                                 =============  =============  =============  =============  =============

----------------------------------------------------------
* Not subject to a front-end sales charge.
See notes to financial statements.

                                            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           STATEMENTS OF ASSETS AND LIABILITIES

                                                    DECEMBER 31, 2001

=========================================================================================================================

                                                                                                               GARTMORE
                                                                                    GARTMORE      GARTMORE       GVIT
                                                                                      GVIT          GVIT        GLOBAL
                                                                                   U.S. GROWTH     GLOBAL      FINANCIAL
                                                                                     LEADERS      UTILITIES    SERVICES
                                                                                      FUND          FUND         FUND
                                                                                  -------------  -----------  -----------

ASSETS:
Investments, at value (cost $2,861,063; $2,912,076 and $2,964,960; respectively)  $  2,846,430   $2,916,536   $3,011,682
Repurchase agreement, at cost                                                           78,785       91,090       29,789
                                                                                  -------------  -----------  -----------
    Total Investments                                                                2,925,215    3,007,626    3,041,471
                                                                                  -------------  -----------  -----------
Interest and dividends receivable                                                          139          730        1,070
Receivable for investments sold                                                         52,099            -            -
Receivable from adviser                                                                  7,222        8,323        8,320
                                                                                  -------------  -----------  -----------
    Total Assets                                                                     2,984,675    3,016,679    3,050,861
                                                                                  -------------  -----------  -----------
LIABILITIES:
Payable for investments purchased                                                            -        5,073            -
Accrued expenses and other payables:
  Investment advisory fees                                                               1,032          912        1,152
  Fund administration fees                                                                  75           74           75
  Other                                                                                  7,548        8,648        8,648
                                                                                  -------------  -----------  -----------
    Total Liabilities                                                                    8,655       14,707        9,875
                                                                                  -------------  -----------  -----------
NET ASSETS                                                                        $  2,976,020   $3,001,972   $3,040,986
                                                                                  =============  ===========  ===========

REPRESENTED BY:
Capital                                                                              2,999,547    2,999,865    3,000,369
Accumulated net investment income (loss)                                                     -       (2,353)      (6,105)
Accumulated net realized gains (losses) from
  investment and foreign currency transactions                                          (8,894)           -            -
Net unrealized appreciation (depreciation) on investments and transactions
  of assets and liabilities denominated in foreign currencies                          (14,633)       4,460       46,722

NET ASSETS                                                                        $  2,976,020   $3,001,972   $3,040,986
                                                                                  =============  ===========  ===========

NET ASSETS:
Class III Shares                                                                  $  2,976,020   $3,001,972   $3,040,986
                                                                                  =============  ===========  ===========
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class III shares                                                                       300,000      300,000      300,048
                                                                                  =============  ===========  ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class III shares                                                                  $       9.92   $    10.01   $    10.13
                                                                                  =============  ===========  ===========

----------------------------------------------------------
* Not subject to a front-end sales charge.
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                STATEMENTS OF OPERATIONS

                                         FOR THE PERIOD ENDED DECEMBER 31, 2001

=======================================================================================================================

                                                                                            NATIONWIDE
                                                 TOTAL          CAPITAL       GOVERNMENT       SMALL          MONEY
                                                 RETURN       APPRECIATION       BOND         COMPANY        MARKET
                                                  FUND            FUND           FUND          FUND           FUND
                                             --------------  --------------  ------------  -------------  -------------
INVESTMENT INCOME:
  Interest income                            $   2,009,116   $     300,488   $64,423,375   $  2,210,661   $101,591,093
  Dividend income (net of foreign
    withholding tax of $14,257; $4,461;
    $0; $250,150; $0 and $0; respectively)      25,363,304       2,668,270             -      6,702,206      2,202,941
                                             --------------  --------------  ------------  -------------  -------------
    Total Income                                27,372,420       2,968,758    64,423,375      8,912,867    103,794,034
                                             --------------  --------------  ------------  -------------  -------------
EXPENSES:
  Investment advisory fees                      10,408,538       2,540,711     5,454,842      6,856,394     10,040,104
  Fund administration fees                         833,774         216,363       555,812        420,317      1,203,608
  Distribution fees                                      -               -             -              -              -
  Administrative servicing fees                          -               -             -              -              -
  Administrative servicing fees
    Class I Shares                               2,644,727         629,177     1,645,391      1,094,116      3,951,512
  Accounting fees                                    2,872           2,083         9,416         31,224         15,792
  Transfer agent fees                              162,585          39,302        98,683         67,196        237,232
  Trustees' fees                                    50,953          12,600        29,804         31,417         64,820
  Professional fees                                142,864          37,832        83,926        112,884        228,918
  Custodian fees                                   103,076          48,932        71,931         85,119        174,847
  Insurance fees                                    23,144           6,299        12,155          8,133         31,736
  Printing fees                                    143,287          63,620        59,217         85,354        122,070
  Other                                             18,930           5,558        14,237          1,005         22,950
                                             --------------  --------------  ------------  -------------  -------------
    Total expenses before waived or
      reimbursed expenses                       14,534,750       3,602,477     8,035,414      8,793,159     16,093,589
Expenses waived or reimbursed                     (754,192)       (213,289)     (799,745)             -     (1,671,437)
                                             --------------  --------------  ------------  -------------  -------------
    Total Expenses                              13,780,558       3,389,188     7,235,669      8,793,159     14,422,152
                                             --------------  --------------  ------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                    13,591,862        (420,430)   57,187,706        119,708     89,371,882
                                             --------------  --------------  ------------  -------------  -------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions           (280,643,359)   (233,717,877)   14,905,713    (14,251,308)        36,943
Net change in unrealized appreciation/
  depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies             25,402,860      67,251,751    (1,130,246)   (43,188,521)             -
                                             --------------  --------------  ------------  -------------  -------------
Net realized/unrealized gains (losses) on
  investments and foreign currencies          (255,240,499)   (166,466,126)   13,775,467    (57,439,829)        36,943
                                             --------------  --------------  ------------  -------------  -------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(241,648,637)  $(166,886,556)  $70,963,173   $(57,320,121)  $ 89,408,825
                                             ==============  ==============  ============  =============  =============

                                                MONEY
                                               MARKET
                                             FUND II(A)
                                             -----------
INVESTMENT INCOME:
  Interest income                            $  153,055
  Dividend income (net of foreign
    withholding tax of $14,257; $4,461;
    $0; $250,150; $0 and $0; respectively)        6,714
                                             -----------
    Total Income                                159,769
                                             -----------
EXPENSES:
  Investment advisory fees                       35,770
  Fund administration fees                       14,144
  Distribution fees                              17,885
  Administrative servicing fees                   1,382
  Administrative servicing fees
    Class I Shares                                    -
  Accounting fees                                 2,339
  Transfer agent fees                               437
  Trustees' fees                                    207
  Professional fees                              19,163
  Custodian fees                                    644
  Insurance fees                                      -
  Printing fees                                  11,448
  Other                                             259
                                             -----------
    Total expenses before waived or
      reimbursed expenses                       103,678
Expenses waived or reimbursed                   (10,702)
                                             -----------
    Total Expenses                               92,976
                                             -----------
NET INVESTMENT INCOME (LOSS)                     66,793
                                             -----------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions                   -
Net change in unrealized appreciation/
  depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies                   -
                                             -----------
Net realized/unrealized gains (losses) on
  investments and foreign currencies                  -
                                             -----------

CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $   66,793
                                             ===========


----------------------------------------------------------
(a) Period from October 2, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                     STATEMENTS OF OPERATIONS

                                               FOR THE YEAR ENDED DECEMBER 31, 2001

=================================================================================================================================

                                                      J.P. MORGAN     STRONG NSAT    NATIONWIDE     FEDERATED     FEDERATED NSAT
                                                     NSAT BALANCED      MID CAP      STRATEGIC     NSAT EQUITY     HIGH INCOME
                                                         FUND         GROWTH FUND    VALUE FUND    INCOME FUND      BOND FUND
                                                    ---------------  -------------  ------------  -------------  ----------------
INVESTMENT INCOME:
  Interest income                                   $    3,269,043   $    411,167   $    99,679   $    194,981   $    10,531,592
  Dividend income (net of foreign withholding tax
    of $92; $0; $0; $0 and $0; respectively)             1,000,911        488,700       258,571      1,103,764           253,541
                                                    ---------------  -------------  ------------  -------------  ----------------

    Total Income                                         4,269,954        899,867       358,250      1,298,745        10,785,133
                                                    ---------------  -------------  ------------  -------------  ----------------

EXPENSES:
  Investment advisory fees                                 975,563      1,744,588       219,175        434,663           737,807
  Fund administration fees                                  91,640        134,897        16,956         38,286            68,750
  Administrative servicing fees Class I Shares             197,678        290,058        34,781         80,874           141,257
  Accounting fees                                           13,245          2,043         2,206          3,978            26,532
  Transfer agent fees                                       11,923         17,953         2,246          5,056             8,925
  Trustees' fees                                             3,631          5,777         1,001          1,535             2,805
  Professional fees                                         15,782         22,137        13,190         10,200            11,702
  Custodian fees                                            28,691         40,356         4,493         13,507             8,745
  Insurance fees                                             1,488          2,157           329            656             1,148
  Organization costs                                           701            693           693            695               695
  Printing fees                                             10,228         30,221         7,910         10,691            12,689
 Other                                                       1,147          1,929             3            308             1,936
                                                    ---------------  -------------  ------------  -------------  ----------------

    Total expenses before waived or
      reimbursed expenses                                1,351,717      2,292,809       302,983        600,449         1,022,991
Expenses waived or reimbursed                             (165,741)      (352,429)      (59,364)       (78,158)          (84,812)
                                                    ---------------  -------------  ------------  -------------  ----------------

    Total Expenses                                       1,185,976      1,940,380       243,619        522,291           938,179
                                                    ---------------  -------------  ------------  -------------  ----------------

NET INVESTMENT INCOME (LOSS)                             3,083,978     (1,040,513)      114,631        776,454         9,846,954
                                                    ---------------  -------------  ------------  -------------  ----------------

REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
  and futures transactions                              (7,545,961)   (81,922,921)      336,408     (6,495,227)       (8,710,227)
Net change in unrealized appreciation/
  depreciation on investments                             (319,788)     6,901,207    (1,578,586)    (1,731,839)        1,281,976
                                                    ---------------  -------------  ------------  -------------  ----------------

Net realized/unrealized gains (losses)
  on investments and futures                            (7,865,749)   (75,021,714)   (1,242,178)    (8,227,066)       (7,428,251)
                                                    ---------------  -------------  ------------  -------------  ----------------

CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $   (4,781,771)  $(76,062,227)  $(1,127,547)  $ (7,450,612)  $     2,418,703
                                                    ===============  =============  ============  =============  ================

See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                     STATEMENTS OF OPERATIONS

                                               FOR THE YEAR ENDED DECEMBER 31, 2001

======================================================================================================================
                                                                                                            DREYFUS
                                                 MAS NSAT      NATIONWIDE    NATIONWIDE     NATIONWIDE        NSAT
                                               MULTI SECTOR    SMALL CAP      SMALL CAP      GLOBAL 50      MID CAP
                                                BOND FUND      VALUE FUND    GROWTH FUND       FUND        INDEX FUND
                                              --------------  ------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Interest income                             $  10,800,232   $ 1,035,545   $    617,247   $    159,086   $   322,752
  Dividend income (net of foreign
    withholding tax of $0; $11,764;
    $109; $109,671; $0 and
    $79; respectively)                               35,348     4,366,891         82,350      1,221,872     1,939,888
                                              --------------  ------------  -------------  -------------  ------------

      Total Income                               10,835,580     5,402,436        699,597      1,380,958     2,262,640
                                              --------------  ------------  -------------  -------------  ------------

EXPENSES:
  Investment advisory fees                        1,179,519     4,373,935      1,174,969        733,766       961,813
  Fund administration fees                          109,374       306,174         77,713         51,631       133,677
  Administrative servicing fees
    Class I Shares                                  236,184       747,883        153,994        103,110       282,960
  Accounting fees                                    32,249         8,347          4,125          3,417         5,173
  Transfer agent fees                                14,240        44,312          9,571          6,819        17,199
  Trustees' fees                                      4,418        13,527          2,977          2,051         5,276
  Professional fees                                  16,374        53,005         19,437         10,888        20,093
  Custodian fees                                     24,214       150,995         45,333         35,288        52,617
  Insurance fees                                      1,642         4,011          1,010            912         1,745
  Organization costs                                    695           627              -            693           695
  Printing fees                                      12,831        21,503         34,559         10,859        17,798
  Other                                               1,252         1,444            752            487           786
                                              --------------  ------------  -------------  -------------  ------------
  Total expenses before waived or
    reimbursed expenses                           1,632,992     5,725,763      1,524,440        959,921     1,499,832
  Expenses waived or reimbursed                    (216,127)     (498,130)      (135,474)       (70,056)     (249,729)
                                              --------------  ------------  -------------  -------------  ------------
    Total Expenses                                1,416,865     5,227,633      1,388,966        889,865     1,250,103
                                              --------------  ------------  -------------  -------------  ------------
NET INVESTMENT INCOME (LOSS)                      9,418,715       174,803       (689,369)       491,093     1,012,537
                                              --------------  ------------  -------------  -------------  ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions               2,560,886    44,610,414    (24,882,086)   (16,036,464)   (1,667,213)
Net realized gains (losses) on futures               59,030             -              -       (782,739)      224,526
                                              --------------  ------------  -------------  -------------  ------------
Net realized gains (losses) on investments,
  futures and foreign currency transactions       2,619,916    44,610,414    (24,882,086)   (16,819,203)   (1,442,687)
Net change in unrealized appreciation/
  depreciation on investments, futures,
  and translation of assets and liabilities
  denominated in foreign currencies              (5,871,379)   40,320,059     14,242,709      1,087,089    (3,078,702)
                                              --------------  ------------  -------------  -------------  ------------
Net realized/unrealized gains (losses)
  on investments, futures, and
  foreign currencies                             (3,251,463)   84,930,473    (10,639,377)   (15,732,114)   (4,521,389)
                                              --------------  ------------  -------------  -------------  ------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   6,167,252   $85,105,276   $(11,328,746)  $(15,241,021)  $(3,508,852)
                                              ==============  ============  =============  =============  ============


                                                 TURNER
                                                  NSAT
                                                 GROWTH
                                               FOCUS FUND
                                              ------------
INVESTMENT INCOME:
  Interest income                             $    30,061
  Dividend income (net of foreign
    withholding tax of $0; $11,764;
    $109; $109,671; $0 and
    $79; respectively)                             28,792
                                              ------------
      Total Income                                 58,853
                                              ------------
EXPENSES:
  Investment advisory fees                         89,938
  Fund administration fees                         69,664
  Administrative servicing fees
    Class I Shares                                 14,447
  Accounting fees                                   1,036
  Transfer agent fees                                 915
  Trustees' fees                                      313
  Professional fees                                 6,654
  Custodian fees                                   14,202
  Insurance fees                                      306
  Organization costs                                    -
  Printing fees                                    10,340
  Other                                               420
                                              ------------
  Total expenses before waived or
    reimbursed expenses                           208,235
  Expenses waived or reimbursed                   (67,618)
                                              ------------
    Total Expenses                                140,617
                                              ------------
NET INVESTMENT INCOME (LOSS)                      (81,764)
                                              ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions            (6,393,477)
Net realized gains (losses) on futures                  -
                                              ------------
Net realized gains (losses) on investments,
  futures and foreign currency transactions    (6,393,477)
Net change in unrealized appreciation/
  depreciation on investments, futures,
  and translation of assets and liabilities
  denominated in foreign currencies               734,728
                                              ------------
Net realized/unrealized gains (losses)
  on investments, futures, and
  foreign currencies                           (5,658,749)
                                              ------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(5,740,513)
                                              ============

----------------------------------------------------------
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                STATEMENTS OF OPERATIONS

                                          FOR THE YEAR ENDED DECEMBER 31, 2001

=======================================================================================================================

                                                                GARTMORE        GARTMORE
                                                GARTMORE          NSAT            NSAT                       GARTMORE
                                                  NSAT           GLOBAL          GLOBAL       GARTMORE         NSAT
                                               MILLENNIUM    TECHNOLOGY  AND     HEALTH         GVIT         EMERGING
                                                 GROWTH      COMMUNICATIONS     SCIENCES    U.S. LEADERS     MARKETS
                                                  FUND            FUND            FUND        FUND(A)          FUND
                                              ------------  -----------------  ----------  --------------  ------------
INVESTMENT INCOME:
  Interest income                             $     5,135   $         47,333   $   9,042   $         285   $    25,172
  Dividend income (net of foreign
     withholding tax of $16; $468; $0;
     $0; $4,679 and $13,129; respectively)          8,575             14,781      11,504             132       172,750
                                              ------------  -----------------  ----------  --------------  ------------
      Total Income                                 13,710             62,114      20,546             417       197,922
                                              ------------  -----------------  ----------  --------------  ------------
EXPENSES:
  Investment advisory fees                         25,473            131,329      19,354             346       100,063
  Fund administration fees                         68,753             69,505      68,769              25        69,479
  Administrative servicing fees
  Class I Shares                                        -             16,866           -               -         7,256
  Accounting fees                                   1,166              1,353       1,723              22         2,069
  Transfer agent fees                                 229              1,206         206               -           740
  Trustees' fees                                       75                373          76               -           224
  Professional fees                                 7,576              6,696      11,816           5,385         9,398
  Custodian fees                                    8,878             29,307       4,071               4        12,454
  Insurance fees                                      306                308         307               -           308
  Printing fees                                     9,369             11,724      16,957           1,092         5,088
  Other                                             1,076              1,137         594           1,040         1,078
                                              ------------  -----------------  ----------  --------------  ------------
    Total expenses before waived or
      reimbursed expenses                         122,901            269,804     123,873           7,914       208,157
Expenses waived or reimbursed                     (88,283)           (89,862)    (95,729)         (7,433)      (60,069)
                                              ------------  -----------------  ----------  --------------  ------------
    Total Expenses                                 34,618            179,942      28,144             481       148,088
                                              ------------  -----------------  ----------  --------------  ------------
NET INVESTMENT INCOME (LOSS)                      (20,908)          (117,828)     (7,598)            (64)       49,834
                                              ------------  -----------------  ----------  --------------  ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions            (1,619,514)        (7,970,560)    (96,189)              -    (1,866,387)
Net realized gains (losses) on futures                  -                  -           -               -             -
                                              ------------  -----------------  ----------  --------------  ------------
Net realized gains (losses) on investments,
  futures and foreign currency transactions    (1,619,514)        (7,970,560)    (96,189)              -    (1,866,387)
Net change in unrealized appreciation/
  depreciation on investments, futures
  and translation of assets and liabilities
  denominated in foreign currencies               174,660          1,300,454     185,797           8,255     1,633,788
                                              ------------  -----------------  ----------  --------------  ------------
Net realized/unrealized gains (losses)
  on investments, futures and
  foreign currencies                           (1,444,854)        (6,670,106)     89,608           8,255      (232,599)
                                              ------------  -----------------  ----------  --------------  ------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(1,465,762)  $     (6,787,934)  $  82,010   $       8,191   $  (182,765)
                                              ============  =================  ==========  ==============  ============


                                                 GARTMORE
                                                   NSAT
                                               INTERNATIONAL
                                                  GROWTH
                                                   FUND
                                              ---------------
INVESTMENT INCOME:
  Interest income                             $       18,610
  Dividend income (net of foreign
     withholding tax of $16; $468; $0;
     $0; $4,679 and $13,129; respectively)           126,871
                                              ---------------
      Total Income                                   145,481
                                              ---------------
EXPENSES:
  Investment advisory fees                            89,283
  Fund administration fees                            69,114
  Administrative servicing fees
  Class I Shares                                       3,177
  Accounting fees                                      9,170
  Transfer agent fees                                    819
  Trustees' fees                                           -
  Professional fees                                    4,802
  Custodian fees                                      51,534
  Insurance fees                                         309
  Printing fees                                       10,033
  Other                                                1,389
                                              ---------------
    Total expenses before waived or
      reimbursed expenses                            239,630
Expenses waived or reimbursed                        (99,027)
                                              ---------------
    Total Expenses                                   140,603
                                              ---------------
NET INVESTMENT INCOME (LOSS)                           4,878
                                              ---------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments
  and foreign currency transactions               (2,565,984)
Net realized gains (losses) on futures              (306,082)
                                              ---------------
Net realized gains (losses) on investments,
  futures and foreign currency transactions       (2,872,066)
Net change in unrealized appreciation/
  depreciation on investments, futures
  and translation of assets and liabilities
  denominated in foreign currencies                  471,841
                                              ---------------
Net realized/unrealized gains (losses)
  on investments, futures and
  foreign currencies                              (2,400,225)
                                              ---------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   (2,395,347)
                                              ===============

(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.


                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                     STATEMENTS OF OPERATIONS

                                              FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================

                                                                         NSAT                            NSAT
                                                         NSAT          INVESTOR          NSAT          INVESTOR          NSAT
                                                       INVESTOR      DESTINATIONS      INVESTOR      DESTINATIONS      INVESTOR
                                                     DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY     DESTINATIONS
                                                      AGGESSIVE       AGGESSIVE        MODERATE      CONSERVATIVE    CONSERVATIVE
                                                       FUND(a)         FUND(a)         FUND(a)         FUND(a)         FUND(a)
                                                    --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Interest income                                   $          21   $          21   $          21   $          20   $          20
  Dividend income from affiliates                           1,217           1,270           1,357           1,396           1,350
  Dividend income                                             126             126               -               -               -
                                                    --------------  --------------  --------------  --------------  --------------
    Total Income                                            1,364           1,417           1,378           1,416           1,370
                                                    --------------  --------------  --------------  --------------  --------------
EXPENSES:
  Investment advisory fees                                     36              36              36              36              36
  Distribution fees                                            69              68              69              68              68
  Trustees' fees                                                6               6               6               6               6
  Professional fees                                         4,600           4,600           4,600           4,600           4,600
  Custodian fees                                                2               2               2               2               2
  Printing fees                                             2,100           2,100           2,100           2,100           2,100
                                                    --------------  --------------  --------------  --------------  --------------
    Total expenses before waived or
       reimbursed expenses                                  6,813           6,812           6,813           6,812           6,812
Expenses waived or reimbursed                              (6,646)         (6,646)         (6,646)         (6,646)         (6,646)
                                                    --------------  --------------  --------------  --------------  --------------
  Total Expenses                                              167             166             167             166             166
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                                1,197           1,251           1,211           1,250           1,204
                                                    --------------  --------------  --------------  --------------  --------------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment
  transactions with affiliates                                975             963              54              36              19
Realized gain distributions from underlying funds              15              46              76             107             106
                                                    --------------  --------------  --------------  --------------  --------------
Net realized gains (losses) on
  investment transactions                                     990           1,009             130             143             125
Net change in unrealized appreciation/
  depreciation on investments                               4,309           3,196           2,955           1,659             513
                                                    --------------  --------------  --------------  --------------  --------------
Net realized/unrealized gains (losses)
  on investments                                            5,299           4,205           3,085           1,802             638
                                                    --------------  --------------  --------------  --------------  --------------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $       6,496   $       5,456   $       4,296   $       3,052   $       1,842
                                                    ==============  ==============  ==============  ==============  ==============

----------------------------------------------------------
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.

                                          NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                               STATEMENTS OF OPERATIONS

                                        FOR THE PERIOD ENDED DECEMBER 31, 2001

======================================================================================================================

                                                                                                            GARTMORE
                                                                                 GARTMORE      GARTMORE       GVIT
                                                                                   GVIT          GVIT        GLOBAL
                                                                                U.S. GROWTH     GLOBAL      FINANCIAL
                                                                                  LEADERS      UTILITIES    SERVICES
                                                                                  FUND(a)       FUND(a)      FUND(a)
                                                                               -------------  -----------  -----------
INVESTMENT INCOME:
  Interest income                                                              $        844   $      451   $      866
  Dividend income (net of foreign withholding tax of $0; $69 and
    $0; respectively)                                                                   136          725        1,069
                                                                               -------------  -----------  -----------
    Total Income                                                                        980        1,176        1,935
                                                                               -------------  -----------  -----------
EXPENSES:
  Investment advisory fees                                                            1,032          912        1,152
  Fund administration fees                                                               75           74           75
  Accounting fees                                                                        22           43           43
  Professional fees                                                                   5,385        5,385        5,385
  Custodian fees                                                                         10           10           10
  Printing fees                                                                       1,092        2,168        2,168
  Other                                                                               1,040        1,042        1,043
                                                                               -------------  -----------  -----------
    Total expenses before waived or reimbursed expenses                               8,656        9,634        9,876
Expenses waived or reimbursed                                                        (7,223)      (8,323)      (8,320)
                                                                               -------------  -----------  -----------
    Total Expenses                                                                    1,433        1,311        1,556
                                                                               -------------  -----------  -----------
NET INVESTMENT INCOME (LOSS)                                                           (453)        (135)         379
                                                                               -------------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions                               (8,894)           -            -
Net realized gains (losses) on foreign currency transactions                              -       (2,353)      (6,115)
                                                                               -------------  -----------  -----------
Net realized gains (losses) on investments and
  foreign currency transactions                                                      (8,894)      (2,353)      (6,115)
Net change in unrealized appreciation/depreciation on investments and
  translation of assets and liabilities denominated in foreign currencies           (14,633)       4,460       46,722
                                                                               -------------  -----------  -----------
Net realized/unrealized gains (losses) on investments and foreign currencies        (23,527)       2,107       40,607
                                                                               -------------  -----------  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (23,980)  $    1,972   $   40,986
                                                                               =============  ===========  ===========

----------------------------------------------------------
(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.

                                            NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                            STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================================


                                                                TOTAL RETURN FUND             CAPITAL APPRECIATION FUND
                                                         --------------------------------  -------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                              2001             2000             2001            2000
                                                         ---------------  ---------------  --------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $   13,591,862   $   13,657,769   $    (420,430)  $     (578,449)
Net realized gains (losses) on investment transactions     (280,643,359)     746,695,073    (233,717,877)      75,113,837
Net change in unrealized appreciation/depreciation
  on investments                                             25,402,860     (807,664,557)     67,251,751     (303,684,688)
                                                         ---------------  ---------------  --------------  ---------------
  Change in net assets resulting from operations           (241,648,637)     (47,311,715)   (166,886,556)    (229,149,300)
                                                         ---------------  ---------------  --------------  ---------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                       (13,598,692)     (13,660,813)              -                -
In excess of net investment income                                    -                -               -       (1,533,348)
Net realized gains on investments                           (48,216,247)    (746,955,268)              -      (75,113,837)
In excess of net realized gains on investments                        -                -               -      (60,410,946)
                                                         ---------------  ---------------  --------------  ---------------
  Change in net assets from shareholder distributions       (61,814,939)    (760,616,081)              -     (137,058,131)
                                                         ---------------  ---------------  --------------  ---------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 179,117,226      191,967,931     179,554,108      188,997,064
Dividends reinvested                                         61,814,834      760,605,867               -      137,056,582
Cost of shares redeemed                                    (274,910,844)    (549,624,604)   (267,119,375)    (421,085,576)
                                                         ---------------  ---------------  --------------  ---------------
  Change in net assets from capital transactions            (33,978,784)     402,949,194     (87,565,267)     (95,031,930)
                                                         ---------------  ---------------  --------------  ---------------
Change in net assets                                       (337,442,360)    (404,978,602)   (254,451,823)    (461,239,361)

NET ASSETS:
  Beginning of period                                     2,014,758,591    2,419,737,193     606,599,320    1,067,838,681
                                                         ---------------  ---------------  --------------  ---------------
  End of period                                          $1,677,316,231   $2,014,758,591   $ 352,147,497   $  606,599,320
                                                         ===============  ===============  ==============  ===============

CLASS I SHARE TRANSACTIONS:
Issued                                                       17,164,620       10,128,007      15,753,591        7,866,775
Reinvested                                                    6,341,753       63,756,621               -        9,193,231
Redeemed                                                    (26,903,563)     (29,498,367)    (23,686,218)     (17,285,982)
                                                         ---------------  ---------------  --------------  ---------------
  Change in shares                                           (3,397,190)      44,386,261      (7,932,627)        (225,976)
                                                         ===============  ===============  ==============  ===============

--------------------------------------------------------------------------------
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                          STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================================


                                                              GOVERNMENT BOND FUND       NATIONWIDE SMALL COMPANY FUND
                                                        -------------------------------  ------------------------------
                                                          YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2001             2000            2001            2000
                                                        ---------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)                            $   57,187,706   $  45,294,069   $     119,708   $     400,694
Net realized gains (losses) on investment and
  foreign currency transactions                             14,905,713     (11,691,407)    (14,251,308)     90,949,769
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and
  liabilities denominated in foreign currencies             (1,130,246)     56,606,789     (43,188,521)    (41,789,907)
                                                        ---------------  --------------  --------------  --------------
  Change in net assets resulting from operations            70,963,173      90,209,451     (57,320,121)     49,560,556
                                                        ---------------  --------------  --------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                      (57,147,653)    (45,294,069)              -        (192,168)
In excess of net investment income                                   -          (7,350)              -               -
Tax return of capital                                                -               -        (808,321)              -
Net realized gains on investments                           (1,752,418)              -               -    (113,693,904)
In excess of net realized gains on investments                       -               -               -     (20,524,264)
                                                        ---------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions      (58,900,071)    (45,301,419)       (808,321)   (134,410,336)
                                                        ---------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                790,703,419     323,078,335     666,123,175     685,757,607
Dividends reinvested                                        58,900,116      45,300,516         808,314     134,409,560
Cost of shares redeemed                                   (426,977,705)   (316,104,443)   (655,941,680)   (487,247,294)
                                                        ---------------  --------------  --------------  --------------
  Change in net assets from capital transactions           422,625,830      52,274,408      10,989,809     332,919,873
                                                        ---------------  --------------  --------------  --------------
Change in net assets                                       434,688,932      97,182,440     (47,138,633)    248,070,093

NET ASSETS:
  Beginning of period                                      867,139,304     769,956,864     790,606,936     542,536,843
                                                        ---------------  --------------  --------------  --------------
  End of period                                         $1,301,828,236   $ 867,139,304   $ 743,468,303   $ 790,606,936
                                                        ===============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                      67,260,273      29,102,580      35,553,490      29,618,150
Reinvested                                                   5,058,526       4,105,837          41,817       6,618,831
Redeemed                                                   (36,481,744)    (28,765,648)    (35,237,214)    (21,232,739)
                                                        ---------------  --------------  --------------  --------------
  Change in shares                                          35,837,055       4,442,769         358,093      15,004,242
                                                        ===============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                     STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================

                                                                                                MONEY MARKET
                                                                  MONEY MARKET FUND               FUND II
                                                         ------------------------------------  --------------
                                                            YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                           DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                               2001               2000            2001(A)
                                                         -----------------  -----------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $     89,371,882   $    114,748,374   $      66,793
Net realized gains (losses) on investment transactions             36,943             (8,465)              -
                                                         -----------------  -----------------  --------------
  Change in net assets resulting from operations               89,408,825        114,739,909          66,793
                                                         -----------------  -----------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM*:
Net investment income                                         (89,371,882)      (114,748,374)        (66,793)
                                                         -----------------  -----------------  --------------
  Change in net assets from shareholder distributions         (89,371,882)      (114,748,374)        (66,793)
                                                         -----------------  -----------------  --------------

CAPITAL TRANSACTIONS*:
Proceeds from shares issued                                14,389,751,754     11,029,951,983      49,509,243
Dividends reinvested                                           96,516,742        103,688,089          48,962
Cost of shares redeemed                                   (13,599,873,998)   (11,278,209,065)    (12,147,448)
                                                         -----------------  -----------------  --------------
Change in net assets from capital transactions                886,394,498       (144,568,993)     37,410,757
                                                         -----------------  -----------------  --------------
  Change in net assets                                        886,431,441       (144,577,458)     37,410,757

NET ASSETS:
  Beginning of period                                       1,982,922,319      2,127,499,777               -
                                                         -----------------  -----------------  --------------
  End of period                                          $  2,869,353,760   $  1,982,922,319   $  37,410,757
                                                         =================  =================  ==============

SHARE TRANSACTIONS*:
Issued                                                     14,389,751,753     11,029,951,983      49,509,243
Reinvested                                                     96,516,742        103,688,462          48,962
Redeemed                                                  (13,599,873,998)   (11,278,209,065)    (12,147,448)
                                                         -----------------  -----------------  --------------
  Change in shares                                            886,394,497       (144,568,620)     37,410,757
                                                         =================  =================  ==============

--------------------------------------------------------------------------------
(a) Period from October 2, 2001 (commencement of operations) through December 31, 2001.
*  The Money Market Fund currently offers only Class I shares and Money Market Fund II shares have no class designation.
See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                STATEMENTS OF CHANGES IN NET ASSETS

==================================================================================================================================

                                                                          J.P. MORGAN NSAT                   STRONG NSAT
                                                                            BALANCED FUND                MID CAP GROWTH FUND
                                                                    ------------------------------  ------------------------------
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2001            2000            2001            2000
                                                                    --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                        $   3,083,978   $   2,682,026   $  (1,040,513)  $    (841,096)
Net realized gains (losses) on investment and futures transactions     (7,545,961)     (2,475,089)    (81,922,921)    (44,625,161)
Net change in unrealized appreciation/depreciation
  on investments                                                         (319,788)     (1,068,584)      6,901,207     (13,428,932)
                                                                    --------------  --------------  --------------  --------------
  Change in net assets resulting from operations                       (4,781,771)       (861,647)    (76,062,227)    (58,895,189)
                                                                    --------------  --------------  --------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                  (3,094,516)     (2,716,752)              -               -
Net realized gains on investments                                               -               -               -      (8,313,717)
In excess of net realized gains on investments                                  -               -               -        (230,175)
                                                                    --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions                  (3,094,516)     (2,716,752)              -      (8,543,892)
                                                                    --------------  --------------  --------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                            51,050,524      49,560,897     223,463,016     302,244,759
Dividends reinvested                                                    3,094,520       2,716,167               -       8,543,892
Cost of shares redeemed                                                (8,970,461)    (14,278,986)   (222,882,070)    (97,636,953)
                                                                    --------------  --------------  --------------  --------------
  Change in net assets from capital transactions                       45,174,583      37,998,078         580,946     213,151,698
                                                                    --------------  --------------  --------------  --------------
Change in net assets                                                   37,298,296      34,419,679     (75,481,281)    145,712,617

NET ASSETS:
  Beginning of period                                                 112,576,843      78,157,164     244,803,899      99,091,282
                                                                    --------------  --------------  --------------  --------------
  End of period                                                     $ 149,875,139   $ 112,576,843   $ 169,322,618   $ 244,803,899
                                                                    ==============  ==============  ==============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                                  5,300,153       4,800,122      16,330,111      14,159,946
Reinvested                                                                332,961         264,787               -         412,893
Redeemed                                                                 (957,063)     (1,381,400)    (16,444,825)     (4,703,307)
                                                                    --------------  --------------  --------------  --------------
  Change in shares                                                      4,676,051       3,683,509        (114,714)      9,869,532
                                                                    ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

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
                                          NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                          STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================================

                                                                  NATIONWIDE                    FEDERATED NSAT
                                                             STRATEGIC VALUE FUND             EQUITY INCOME FUND
                                                        --------------  --------------  --------------  --------------
                                                          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             2001            2000            2001            2000
                                                        --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                            $     114,631   $     204,993   $     776,454   $     427,402
Net realized gains (losses) on investment
  transactions                                                336,408        (694,660)     (6,495,227)     (3,653,503)
Net change in unrealized appreciation/depreciation
  on investments                                           (1,578,586)      2,271,022      (1,731,839)     (3,659,386)
                                                        --------------  --------------  --------------  --------------
  Change in net assets resulting from operations           (1,127,547)      1,781,355      (7,450,612)     (6,885,487)
                                                        --------------  --------------  --------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                        (115,844)       (210,319)       (782,326)       (422,266)
Net realized gains on investments                             (33,887)              -               -               -
                                                        --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions        (149,731)       (210,319)       (782,326)       (422,266)
                                                        --------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                15,479,456      41,673,720      25,733,158      36,618,353
Dividends reinvested                                          149,728         210,144         782,322         421,813
Cost of shares redeemed                                   (17,884,444)    (34,436,790)    (21,385,419)     (2,970,389)
                                                        --------------  --------------  --------------  --------------
  Change in net assets from capital transactions           (2,255,260)      7,447,074       5,130,061      34,069,777
                                                        --------------  --------------  --------------  --------------
Change in net assets                                       (3,532,538)      9,018,110      (3,102,877)     26,762,024

NET ASSETS:
  Beginning of period                                      26,271,946      17,253,836      55,951,127      29,189,103
                                                        --------------  --------------  --------------  --------------
  End of period                                         $  22,739,408   $  26,271,946   $  52,848,250   $  55,951,127
                                                        ==============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                      1,559,546       4,309,342       2,328,114       2,702,416
Reinvested                                                     16,552          21,655          75,888          31,665
Redeemed                                                   (1,835,659)     (3,547,494)     (1,981,176)       (224,801)
                                                        --------------  --------------  --------------  --------------
  Change in shares                                           (259,561)        783,503         422,826       2,509,280
                                                        ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                             STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================================

                                                                      FEDERATED NSAT                    MAS NSAT
                                                                   HIGH INCOME BOND FUND          MULTI SECTOR BOND FUND
                                                              ------------------------------  ------------------------------
                                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2001            2000            2001            2000
                                                              --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                  $   9,846,954   $   7,271,388   $   9,418,715   $   6,848,631
Net realized gains (losses) on investment
  and foreign currency transactions                              (8,710,227)     (1,404,865)      2,619,916      (2,517,091)
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and liablilities
  denominated in foreign currencies                               1,281,976     (11,932,743)     (5,871,379)      1,754,246
                                                              --------------  --------------  --------------  --------------
  Change in net assets resulting from operations                  2,418,703      (6,066,220)      6,167,252       6,085,786
                                                              --------------  --------------  --------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                            (9,846,974)     (7,294,699)     (8,986,443)     (6,733,132)
Tax return of capital                                                     -         (44,173)              -               -
                                                              --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions            (9,846,974)     (7,338,872)     (8,986,443)     (6,733,132)
                                                              --------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                      85,265,277      29,431,144     102,863,442      82,363,914
Dividends reinvested                                              9,846,978       7,338,006       8,986,449       6,731,697
Cost of shares redeemed                                         (52,293,358)     (9,486,792)    (63,933,654)    (29,084,137)
                                                              --------------  --------------  --------------  --------------
  Change in net assets from capital transactions                 42,818,897      27,282,358      47,916,237      60,011,474
                                                              --------------  --------------  --------------  --------------
Change in net assets                                             35,390,626      13,877,266      45,097,046      59,364,128

NET ASSETS:
  Beginning of period                                            78,631,095      64,753,829     132,226,611      72,862,483
                                                              --------------  --------------  --------------  --------------
  End of period                                               $ 114,021,721   $  78,631,095   $ 177,323,657   $ 132,226,611
                                                              ==============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                           10,811,171       3,366,303      11,062,527       8,870,886
Reinvested                                                        1,306,629         857,093         984,952         726,495
Redeemed                                                         (6,755,672)     (1,053,057)     (6,886,317)     (3,129,361)
                                                              --------------  --------------  --------------  --------------
  Change in shares                                                5,362,128       3,170,339       5,161,162       6,468,020
                                                              ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                          STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================================

                                                                   NATIONWIDE                     NATIONWIDE
                                                              SMALL CAP VALUE FUND           SMALL CAP GROWTH FUND
                                                         --------------  --------------  --------------  --------------
                                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                              2001            2000            2001            2000
                                                         --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $     174,803   $    (633,229)  $    (689,369)  $    (133,118)
Net realized gains (losses) on investment transactions      44,610,414      60,652,987     (24,882,086)     (8,621,906)
Net change in unrealized appreciation/depreciation
  on investments                                            40,320,059     (46,960,011)     14,242,709     (12,426,475)
                                                         --------------  --------------  --------------  --------------
  Change in net assets resulting from operations            85,105,276      13,059,747     (11,328,746)    (21,181,499)
                                                         --------------  --------------  --------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                         (175,268)              -               -               -
Net realized gains on investments                          (47,501,737)    (50,617,017)              -        (909,138)
In excess of net realized gains on investments                       -               -               -         (55,073)
                                                         --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions      (47,677,005)    (50,617,017)              -        (964,211)
                                                         --------------  --------------  --------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                896,074,611     336,969,274     202,135,105     152,783,289
Dividends reinvested                                        47,677,013      50,617,017               -         964,211
Cost of shares redeemed                                   (563,429,527)   (201,848,375)   (140,715,719)    (57,251,309)
                                                         --------------  --------------  --------------  --------------
  Change in net assets from capital transactions           380,322,097     185,737,916      61,419,386      96,496,191
                                                         --------------  --------------  --------------  --------------
Change in net assets                                       417,750,368     148,180,646      50,090,640      74,350,481

NET ASSETS:
  Beginning of period                                      280,109,978     131,929,332      93,891,415      19,540,934
                                                         --------------  --------------  --------------  --------------
  End of period                                          $ 697,860,346   $ 280,109,978   $ 143,982,055   $  93,891,415
                                                         ==============  ==============  ==============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                      84,535,061      32,267,124      14,032,634       7,686,246
Reinvested                                                   4,604,727       5,833,592               -          48,090
Redeemed                                                   (53,969,101)    (19,459,922)     (9,871,106)     (2,943,629)
                                                         --------------  --------------  --------------  --------------
  Change in shares                                          35,170,687      18,640,794       4,161,528       4,790,707
                                                         ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           STATEMENTS OF CHANGES IN NET ASSETS

========================================================================================================================

                                                                    NATIONWIDE                     DREYFUS NSAT
                                                                  GLOBAL 50 FUND                MID CAP INDEX FUND
                                                          ------------------------------  ------------------------------
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                               2001            2000            2001            2000
                                                          --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $     491,093   $     761,190   $   1,012,537   $     438,514
Net realized gains (losses) on investment, futures
  and foreign currency transactions                         (16,819,203)       (729,338)     (1,442,687)      4,561,936
Net change in unrealized appreciation/depreciation
  on investments, futures and translation of assets and
  liabilities denominated in foreign currencies               1,087,089     (10,061,162)     (3,078,702)     (1,098,696)
                                                          --------------  --------------  --------------  --------------
  Change in net assets resulting from operations            (15,241,021)    (10,029,310)     (3,508,852)      3,901,754
                                                          --------------  --------------  --------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                        (1,342,248)       (644,428)     (1,023,189)       (464,523)
In excess of net investment income                                    -               -               -         (89,031)
Net realized gains on investments                                     -        (709,093)     (2,131,821)     (4,786,311)
In excess of net realized gains on investments                        -      (2,115,903)              -        (184,362)
Tax return of capital                                                 -         (72,617)              -               -
                                                          --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions        (1,342,248)     (3,542,041)     (3,155,010)     (5,524,227)
                                                          --------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 126,889,243      80,703,940     247,590,373     181,951,160
Dividends reinvested                                          1,342,243       3,541,470       3,155,005       5,523,946
Cost of shares redeemed                                    (122,538,635)    (50,154,731)   (131,808,294)    (60,761,345)
                                                          --------------  --------------  --------------  --------------
  Change in net assets from capital transactions              5,692,851      34,090,679     118,937,084     126,713,761
                                                          --------------  --------------  --------------  --------------
Change in net assets                                        (10,890,418)     20,519,328     112,273,222     125,091,288

NET ASSETS:
  Beginning of period                                        81,359,174      60,839,846     145,349,884      20,258,596
                                                          --------------  --------------  --------------  --------------
  End of period                                           $  70,468,756   $  81,359,174   $ 257,623,106   $ 145,349,884
                                                          ==============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                       12,838,125       6,190,248      18,826,911      13,110,026
Reinvested                                                      140,905         285,314         250,108         408,245
Redeemed                                                    (12,364,020)     (3,873,833)    (10,241,313)     (4,433,863)
                                                          --------------  --------------  --------------  --------------
  Change in shares                                              615,010       2,601,729       8,835,706       9,084,408
                                                          ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                           NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                          STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================================

                                                                  TURNER NSAT                    GARTMORE NSAT
                                                               GROWTH FOCUS FUND             MILLENNIUM GROWTH FUND
                                                         ------------------------------  ------------------------------
                                                           YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                              2001          2000(A)           2001          2000(A)
                                                         --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $     (81,764)  $     (10,148)  $     (20,908)  $     (26,228)
Net realized gains (losses) on investment transactions      (6,393,477)     (1,791,039)     (1,619,514)     (1,235,358)
Net change in unrealized appreciation/depreciation
  on investments                                               734,728        (542,460)        174,660         (55,942)
                                                         --------------  --------------  --------------  --------------
  Change in net assets resulting from operations            (5,740,513)     (2,343,647)     (1,465,762)     (1,317,528)
                                                         --------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 83,538,384      32,903,583               -       5,000,000
Cost of shares redeemed                                    (70,283,924)    (25,030,361)              -               -
                                                         --------------  --------------  --------------  --------------
  Change in net assets from capital transactions            13,254,460       7,873,222               -       5,000,000
                                                         --------------  --------------  --------------  --------------
Change in net assets                                         7,513,947       5,529,575      (1,465,762)      3,682,472

NET ASSETS:
  Beginning of period                                        5,529,575               -       3,682,472               -
                                                         --------------  --------------  --------------  --------------
  End of period                                          $  13,043,522   $   5,529,575   $   2,216,710   $   3,682,472
                                                         ==============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                      20,325,447       4,446,819               -         500,000
Redeemed                                                   (17,671,808)     (3,520,817)              -               -
                                                         --------------  --------------  --------------  --------------
  Change in shares                                           2,653,639         926,002               -         500,000
                                                         ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
(a) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                            STATEMENTS OF CHANGES IN NET ASSETS

===========================================================================================================================

                                                             GARTMORE NSAT GLOBAL TECHNOLOGY      GARTMORE NSAT GLOBAL
                                                                AND COMMUNICATIONS FUND           HEALTH SCIENCES FUND
                                                             ------------------------------  ------------------------------
                                                               YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2001          2000(A)           2001          2000(B)
                                                             --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                 $    (117,828)  $     (20,167)  $      (7,598)  $        (202)
Net realized gains (losses) on investment and foreign
  currency transactions                                         (7,970,560)     (3,894,459)        (96,189)              -
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and
  liabilities denominated in foreign currencies                  1,300,454        (933,441)        185,797         (42,080)
                                                             --------------  --------------  --------------  --------------
  Change in net assets resulting from operations                (6,787,934)     (4,848,067)         82,010         (42,282)
                                                             --------------  --------------  --------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Tax return of capital                                                    -               -          (4,074)              -
In excess of net realized gains on investment transactions               -        (248,635)              -               -
                                                             --------------  --------------  --------------  --------------
  Change in net assets from shareholder distributions                    -        (248,635)         (4,074)              -
                                                             --------------  --------------  --------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                     63,390,989      35,274,238               -       2,500,000
Dividends reinvested                                                     -         248,635           4,074               -
Cost of shares redeemed                                        (53,145,363)    (18,299,327)     (2,548,631)              -
                                                             --------------  --------------  --------------  --------------
                                                                10,245,626      17,223,546      (2,544,557)      2,500,000
                                                             --------------  --------------  --------------  --------------

CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                              -               -       2,548,631               -
                                                             --------------  --------------  --------------  --------------
                                                                         -               -       2,548,631               -
                                                             --------------  --------------  --------------  --------------
  Change in net assets from capital transactions                10,245,626      17,223,546           4,074       2,500,000
                                                             --------------  --------------  --------------  --------------
Change in net assets                                             3,457,692      12,126,844          82,010       2,457,718

NET ASSETS:
  Beginning of period                                           12,126,844               -       2,457,718               -
                                                             --------------  --------------  --------------  --------------
  End of period                                              $  15,584,536   $  12,126,844   $   2,539,728   $   2,457,718
                                                             ==============  ==============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                          13,150,024       3,521,708               -         250,000
Reinvested                                                               -          33,151             499               -
Redeemed                                                       (11,096,501)     (1,905,721)       (250,499)              -
                                                             --------------  --------------  --------------  --------------
                                                                 2,053,523       1,649,138        (250,000)        250,000
                                                             --------------  --------------  --------------  --------------

CLASS III SHARE TRANSACTIONS:
Issued                                                                   -               -         250,499               -
                                                             --------------  --------------  --------------  --------------
                                                                         -               -         250,499               -
                                                             --------------  --------------  --------------  --------------
Change in shares                                                 2,053,523       1,649,138             499         250,000
                                                             ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
(a) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(b) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                               STATEMENTS OF CHANGES IN NET ASSETS

=================================================================================================================================

                                                     GARTMORE
                                                       GVIT
                                                    U.S. LEADERS           GARTMORE NSAT                   GARTMORE NSAT
                                                       FUND            EMERGING MARKETS FUND         INTERNATIONAL GROWTH FUND
                                                   --------------  ------------------------------  ------------------------------
                                                    PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2001(A)           2001          2000(B)           2001          2000(B)
                                                   --------------  --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $         (64)  $      49,834   $      (3,328)  $       4,878   $      (5,547)
Net realized gains (losses) on investment,
  futures and foreign currency transactions                    -      (1,866,387)       (421,720)     (2,872,066)     (1,171,301)
Net change in unrealized appreciation/
  depreciation on investments, futures and
  translation of assets and liabilities
  denominated in foreign currencies                        8,255       1,633,788      (1,050,632)        471,841        (281,895)
                                                   --------------  --------------  --------------  --------------  --------------
  Change in net assets resulting from operations           8,191        (182,765)     (1,475,680)     (2,395,347)     (1,458,743)
                                                   --------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM(C):
Net investment income                                          -         (49,287)         (3,965)              -               -
Tax return of capital                                          -               -               -         (23,204)              -
                                                   --------------  --------------  --------------  --------------  --------------
  Change in net assets from
    shareholder distributions                                  -         (49,287)         (3,965)        (23,204)              -
                                                   --------------  --------------  --------------  --------------  --------------

CAPITAL TRANSACTIONS(C):
Proceeds from shares issued                            1,000,000      53,174,855      10,656,210      75,604,608      14,897,562
Dividends reinvested                                           -          49,288           3,965          23,204               -
Cost of shares redeemed                                        -     (41,009,033)     (5,189,986)    (73,000,359)     (4,199,740)
                                                   --------------  --------------  --------------  --------------  --------------
Change in net assets from
  capital transactions                                 1,000,000      12,215,110       5,470,189       2,627,453      10,697,822
                                                   --------------  --------------  --------------  --------------  --------------
    Change in net assets                               1,008,191      11,983,058       3,990,544         208,902       9,239,079

NET ASSETS:
  Beginning of period                                          -       3,990,544               -       9,239,079               -
                                                   --------------  --------------  --------------  --------------  --------------
  End of period                                    $   1,008,191   $  15,973,602   $   3,990,544   $   9,447,981   $   9,239,079
                                                   ==============  ==============  ==============  ==============  ==============

CLASS TRANSACTIONS(C):
Issued                                                   100,000       7,560,217       1,200,988      11,151,237       1,559,680
Reinvested                                                     -           6,731             451           3,352               -
Redeemed                                                       -      (5,840,603)       (670,279)    (10,687,843)       (488,473)
                                                   --------------  --------------  --------------  --------------  --------------
  Change in shares                                       100,000       1,726,345         531,160         466,746       1,071,207
                                                   ==============  ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) The Gartmore GVIT U.S. Leaders Fund currently offers only Class III shares and Gartmore NSAT Emerging Markets Fund and
Gartmore NSAT International Growth Fund currently offer only Class I shares.
See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                               STATEMENTS OF CHANGES IN NET ASSETS

=================================================================================================================================

                                                                        NSAT                            NSAT
                                                        NSAT          INVESTOR          NSAT          INVESTOR          NSAT
                                                      INVESTOR      DESTINATIONS      INVESTOR      DESTINATIONS      INVESTOR
                                                    DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY     DESTINATIONS
                                                     AGGRESSIVE      AGGRESSIVE       MODERATE      CONSERVATIVE    CONSERVATIVE
                                                        FUND            FUND            FUND            FUND            FUND
                                                   --------------  --------------  --------------  --------------  --------------
                                                    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2001(A)         2001(A)         2001(A)         2001(A)         2001(A)
                                                   --------------  --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $       1,197   $       1,251   $       1,211   $       1,250   $       1,204
Net realized gains (losses) on
  investment transactions                                    990           1,009             130             143             125
Net change in unrealized appreciation/
  depreciation on investments                              4,309           3,196           2,955           1,659             513
                                                   --------------  --------------  --------------  --------------  --------------
  Change in net assets resulting from operations           6,496           5,456           4,296           3,052           1,842
                                                   --------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     (1,073)         (1,126)         (1,212)         (1,250)         (1,203)
                                                   --------------  --------------  --------------  --------------  --------------
  Change in net assets from
    shareholder distributions                             (1,073)         (1,126)         (1,212)         (1,250)         (1,203)
                                                   --------------  --------------  --------------  --------------  --------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                              500,000         500,000         500,000         500,000         500,000
Dividends reinvested                                       1,073           1,126           1,212           1,250           1,203
                                                   --------------  --------------  --------------  --------------  --------------
  Change in net assets from
    capital transactions                                 501,073         501,126         501,212         501,250         501,203
                                                   --------------  --------------  --------------  --------------  --------------
Change in net assets                                     506,496         505,456         504,296         503,052         501,842

NET ASSETS:
  Beginning of period                                          -               -               -               -               -
                                                   --------------  --------------  --------------  --------------  --------------
  End of period                                    $     506,496   $     505,456   $     504,296   $     503,052   $     501,842
                                                   ==============  ==============  ==============  ==============  ==============

SHARE TRANSACTIONS:
Issued                                                    50,000          50,000          50,000          50,000          50,000
Reinvested                                                   106             111             120             124             120
                                                   --------------  --------------  --------------  --------------  --------------
  Change in shares                                        50,106          50,111          50,120          50,124          50,120
                                                   ==============  ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
See notes to financial statements.

                                                NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                               STATEMENTS OF CHANGES IN NET ASSETS

=================================================================================================================================


                                                                                   GARTMORE                          GARTMORE
                                                                                     GVIT           GARTMORE        GVIT GLOBAL
                                                                                 U.S. GROWTH      GVIT GLOBAL        FINANCIAL
                                                                                 LEADERS FUND    UTILITIES FUND    SERVICES FUND
                                                                                --------------  ----------------  ---------------
                                                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                   2001(A)          2001(A)           2001(A)
                                                                                --------------  ----------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                    $        (453)  $          (135)  $          379
Net realized gains (losses) on investment and foreign currency transactions            (8,894)           (2,353)          (6,115)
Net change in unrealized appreciation/depreciation on investments
  and translation of assets and liabilities denominated in foreign currencies         (14,633)            4,460           46,722
                                                                                --------------  ----------------  ---------------
  Change in net assets resulting from operations                                      (23,980)            1,972           40,986
                                                                                --------------  ----------------  ---------------

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                                       -                 -             (491)
                                                                                --------------  ----------------  ---------------
  Change in net assets from shareholder distributions                                       -                 -             (491)
                                                                                --------------  ----------------  ---------------

CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                         3,000,000         3,000,000        3,000,000
Dividends reinvested                                                                        -                 -              491
                                                                                --------------  ----------------  ---------------
  Change in net assets from capital transactions                                    3,000,000         3,000,000        3,000,491
                                                                                --------------  ----------------  ---------------
Change in net assets                                                                2,976,020         3,001,972        3,040,986

NET ASSETS:
  Beginning of period                                                                       -                 -                -
                                                                                --------------  ----------------  ---------------
  End of period                                                                 $   2,976,020   $     3,001,972   $    3,040,986
                                                                                ==============  ================  ===============

CLASS III SHARE TRANSACTIONS:
Issued                                                                                300,000           300,000          300,000
Reinvested                                                                                  -                 -               48
                                                                                --------------  ----------------  ---------------
  Change in shares                                                                    300,000           300,000          300,048
                                                                                ==============  ================  ===============

--------------------------------------------------------------------------------
(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                            FINANCIAL HIGHLIGHTS - CLASS I SHARE

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================

                                                                           TOTAL RETURN FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998            1997
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       11.64   $       18.81   $       18.40   $       16.38   $       13.27
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.08            0.12            0.12            0.19            0.23
  Net realized and unrealized gains
    (losses) on investments                          (1.46)          (0.47)           1.13            2.77            3.65
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (1.38)          (0.35)           1.25            2.96            3.88
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.08)          (0.12)          (0.12)          (0.19)          (0.23)
  Net realized gains                                 (0.29)          (6.70)          (0.72)          (0.75)          (0.52)
  In excess of net realized gains                        -               -               -               -           (0.01)
  Tax return of capital                                  -               -               -               -           (0.01)
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.37)          (6.82)          (0.84)          (0.94)          (0.77)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (1.75)          (7.17)           0.41            2.02            3.11
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        9.89   $       11.64   $       18.81   $       18.40   $       16.38
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                       (11.82%)         (2.12%)           6.94%          18.07%          29.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $   1,677,316   $   2,014,759   $   2,419,737   $   2,343,437   $   1,849,241
Ratio of expenses to average net assets               0.78%           0.78%           0.72%           0.65%           0.54%
Ratio of net investment income
  (loss) to average net assets                        0.77%           0.63%           0.64%           1.05%           1.54%
Ratio of expenses to average net assets*              0.82%           0.81%             (b)             (b)             (b)
Portfolio turnover                                   58.36%         148.28%          29.95%          17.13%          13.85%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) There were no fee reductions during the period.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           FINANCIAL HIGHLIGHTS - CLASS I SHARES

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================

                                                                        CAPITAL APPRECIATION FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998            1997
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       14.68   $       25.71   $       26.59   $       21.21   $       16.28
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       (0.01)          (0.01)           0.17            0.19            0.20
  Net realized and unrealized gains
    (losses) on investments                          (4.12)          (6.76)           0.92            6.14            5.39
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (4.13)          (6.77)           1.09            6.33            5.59
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                  -               -           (0.17)          (0.19)          (0.20)
  In excess of net investment income                     -           (0.04)              -               -               -
  Net realized gains                                     -           (2.34)          (1.60)          (0.76)          (0.46)
  In excess of net realized gains                        -           (1.88)              -               -               -
  Tax return of capital                                  -               -           (0.20)              -               -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                                -           (4.26)          (1.97)          (0.95)          (0.66)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (4.13)         (11.03)          (0.88)           5.38            4.93
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       10.55   $       14.68   $       25.71   $       26.59   $       21.21
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                       (28.13%)        (26.53%)           4.28%          29.96%          34.49%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     352,147   $     606,599   $   1,067,839   $   1,064,498   $     481,738
Ratio of expenses to average net assets               0.80%           0.80%           0.74%           0.67%           0.56%
Ratio of net investment income
  (loss) to average net assets                      (0.10%)         (0.07%)           0.62%           0.83%           1.10%
Ratio of expenses to average net assets*              0.85%           0.83%             (b)             (b)             (b)
Portfolio turnover                                  227.28%         205.34%          24.70%          10.67%          10.88%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) There were no fee reductions during the period.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           FINANCIAL HIGHLIGHTS - CLASS I SHARES

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================


                                                                          GOVERNMENT BOND FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998            1997
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       11.44   $       10.79   $       11.69   $       11.38   $       11.04
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.58            0.66            0.61            0.63            0.69
  Net realized and unrealized gains
      (losses) on investments                         0.24            0.65           (0.88)           0.37            0.34
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                     0.82            1.31           (0.27)           1.00            1.03
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.58)          (0.66)          (0.61)          (0.63)          (0.69)
  In excess of net investment income                     -             -(b)              -               -               -
  Net realized gains                                 (0.02)              -           (0.02)          (0.06)              -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.60)          (0.66)          (0.63)          (0.69)          (0.69)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value            0.22            0.65           (0.90)           0.31            0.34
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       11.66   $       11.44   $       10.79   $       11.69   $       11.38
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                          7.25%          12.54%         (2.35%)           8.91%           9.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $   1,301,828   $     867,139   $     769,957   $     761,897   $     475,392
Ratio of expenses to average net assets               0.66%           0.66%           0.65%           0.57%           0.53%
Ratio of net investment income
  (loss) to average net assets                        5.21%           6.00%           5.41%           5.60%           6.19%
Ratio of expenses to average net assets*              0.73%           0.73%             (c)             (c)             (c)
Portfolio turnover                                   55.80%          75.91%          51.61%          32.03%          68.61%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) Distributions per share less than $0.005.
(c) There were no fee reductions during the period.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           FINANCIAL HIGHLIGHTS - CLASS I SHARES

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================

                                                                     NATIONWIDE SMALL COMPANY FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998            1997
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       20.00   $       22.12   $       16.01   $       15.85   $       13.89
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           -            0.02           (0.03)           0.03            0.01
  Net realized and unrealized gains
    (losses) on investments                          (1.34)           1.91            7.03            0.13            2.40
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (1.34)           1.93            7.00            0.16            2.41
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.02)          (0.01)              -               -               -
  Net realized gains                                     -           (3.42)          (0.89)              -           (0.45)
  In excess of net realized gains                        -           (0.62)              -               -               -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.02)          (4.05)          (0.89)              -           (0.45)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (1.36)          (2.12)           6.11            0.16            1.96
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       18.64   $       20.00   $       22.12   $       16.01   $       15.85
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                        (6.70%)           8.90%          44.02%           1.01%          17.35%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     743,468   $     790,607   $     542,537   $     406,569   $     343,808
Ratio of expenses to average net assets               1.20%           1.21%           1.15%           1.07%           1.11%
Ratio of net investment income
  (loss) to average net assets                        0.02%           0.06%         (0.16%)           0.21%           0.05%
Portfolio turnover                                  135.90%         163.66%         134.74%         141.27%         134.38%

--------------------------------------------------------------------------------
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           FINANCIAL HIGHLIGHTS - CLASS I SHARES

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================

                                                                           MONEY MARKET FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998            1997
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                               0.04            0.06            0.05            0.05            0.05
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                     0.04            0.06            0.05            0.05            0.05
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.04)          (0.06)          (0.05)          (0.05)          (0.05)
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.04)          (0.06)          (0.05)          (0.05)          (0.05)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value               -               -               -               -               -
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                          3.60%           6.03%           4.81%           5.27%           5.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $   2,869,354   $   1,982,922   $   2,127,500   $   1,373,334   $     993,597
Ratio of expenses to average net assets               0.55%           0.55%           0.54%           0.46%           0.51%
Ratio of net investment income
  to average net assets                               3.41%           5.87%           4.77%           5.15%           5.16%
Ratio of expenses to average net assets*              0.61%           0.61%             (b)             (b)             (b)

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) There were no fee reductions during the period.
See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

================================================================================

                                                        MONEY MARKET
                                                          FUND II
                                                       --------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                          2001(A)
                                                       --------------
NET ASSET VALUE
  BEGINNING OF PERIOD                                  $         1.00
                                                       --------------
INVESTMENT ACTIVITIES:
  Net investment income                                             -
                                                       --------------
      Total investment activities                                   -
                                                       --------------
DISTRIBUTIONS:
  Net investment income                                             -
                                                       --------------
      Total distributions                                           -
                                                       --------------
Net increase (decrease) in net asset value                          -
                                                       --------------
NET ASSET VALUE -
  END OF PERIOD                                        $         1.00
                                                       ==============
Total Return                                                 0.24%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                     $       37,411
Ratio of expenses to average net assets                      1.30%(c)
Ratio of net investment income to average net assets         0.93%(c)
Ratio of expenses to average net assets*                     1.45%(c)

-------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from October 2, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

                                             NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                           FINANCIAL HIGHLIGHTS - CLASS I SHARES

                                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

===========================================================================================================================

                                                                     J.P. MORGAN NSAT BALANCED FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)           2000            1999            1998          1997(B)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.00   $       10.31   $       10.58   $       10.10   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.22            0.28            0.37            0.30            0.05
  Net realized and unrealized gains
    (losses) on investments                          (0.60)          (0.30)          (0.28)           0.51            0.10
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (0.38)          (0.02)           0.09            0.81            0.15
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.22)          (0.29)          (0.36)          (0.30)          (0.05)
  Net realized gains                                     -               -               -           (0.03)
                                             --------------  --------------  --------------  --------------
      Total distributions                            (0.22)          (0.29)          (0.36)          (0.33)          (0.05)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (0.60)          (0.31)          (0.27)           0.48            0.10
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        9.40   $       10.00   $       10.31   $       10.58   $       10.10
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                        (3.77%)         (0.35%)           0.87%           8.07%        1.46%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     149,875   $     112,577   $      78,157   $      40,885   $       1,866
Ratio of expenses to average net assets               0.90%           0.90%           0.90%           0.90%        0.90%(d)
Ratio of net investment income
  (loss) to average net assets                        2.34%           2.86%           3.68%           3.81%        4.08%(d)
Ratio of expenses to average net assets*              1.03%           1.07%           1.00%           0.96%        4.90%(d)
Portfolio turnover                                  181.89%         252.43%         103.69%         137.35%           0.19%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c) Not annualized.
(d) Annualized.
See notes to financial statements.


                                    NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                   Financial Highlights - Class I Shares

                             Selected data for each share of capital outstanding

===================================================================================================================

                                                              STRONG NSAT MID CAP GROWTH FUND
                                             ----------------------------------------------------------------------
                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2001(a)        2000          1999          1998          1997(b)
                                             ------------  ------------  ------------  ------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $     16.63   $     20.44   $     11.70   $     10.21   $       10.00
                                             ------------  ------------  ------------  ------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     (0.07)        (0.06)        (0.01)            -            0.01
  Net realized and unrealized gains
    (losses) on investments                        (4.97)        (2.92)         9.87          1.49            0.21
                                             ------------  ------------  ------------  ------------  --------------
      Total investment activities                  (5.04)        (2.98)         9.86          1.49            0.22
                                             ------------  ------------  ------------  ------------  --------------
DISTRIBUTIONS:
  Net investment income                                -             -             -             -           (0.01)
  Net realized gains                                   -         (0.81)        (1.12)            -               -
  In excess of net realized gains                      -         (0.02)            -             -               -
                                             ------------  ------------  ------------  ------------  --------------
      Total distributions                              -         (0.83)        (1.12)            -           (0.01)
                                             ------------  ------------  ------------  ------------  --------------
Net increase (decrease) in net asset value         (5.04)        (3.81)         8.74          1.49            0.21
                                             ------------  ------------  ------------  ------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $     11.59   $     16.63   $     20.44   $     11.70   $       10.21
                                             ============  ============  ============  ===========  ===============
Total Return                                      (30.31%)      (15.38%)        84.75%        14.59%          2.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $   169,323   $   244,804   $    99,091   $    10,342   $       1,347
Ratio of expenses to average net assets             1.00%         1.00%         1.00%         1.00%           1.00%(c)
Ratio of net investment income
  (loss) to average net assets                     (0.54%)       (0.40%)       (0.15%)       (0.04%)          0.68%(d)
Ratio of expenses to average net assets*            1.18%         1.17%         1.23%         1.55%           6.33%(d)
Portfolio turnover                                635.03%       632.95%       637.83%       369.83%          27.32%

----------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                     NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                    Financial Highlights - Class I Shares

                               Selected data for each share of capital outstanding

============================================================================================================================

                                                                    NATIONWIDE STRATEGIC VALUE FUND
                                             -------------------------------------------------------------------------------
                                               YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                              DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000              1999            1998          1997(b)
                                             --------------  ---------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.04   $         9.41   $       10.12   $       10.15   $       10.00
                                             --------------  ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.05             0.08            0.09            0.07            0.01
  Net realized and unrealized gains
    (losses) on investments                          (0.38)            0.63           (0.41)          (0.03)           0.15
                                             --------------  ---------------  --------------  --------------  --------------
      Total investment activities                    (0.33)            0.71           (0.32)           0.04            0.16
                                             --------------  ---------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.05)           (0.08)          (0.08)          (0.07)          (0.01)
  Net realized gains                                 (0.01)               -           (0.14)              -              -
  In excess of net realized gains                        -                -           (0.17)              -              -
                                             --------------  ---------------  --------------  --------------  --------------
      Total distributions                            (0.06)           (0.08)          (0.39)          (0.07)          (0.01)
                                             --------------  ---------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (0.39)            0.63           (0.71)          (0.03)           0.15
                                             --------------  ---------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        9.65   $        10.04   $        9.41   $       10.12   $       10.15
                                             ==============  ===============  ==============  ==============  ==============
Total Return                                         (3.26%)           7.61%          (3.07%)          0.39%           1.63%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $      22,739   $       26,272   $      17,254   $      15,279   $       1,469
Ratio of expenses to average net assets               1.00%            1.00%           1.00%           1.00%           1.00%(d)
Ratio of net investment income
  (loss) to average net assets                        0.47%            0.90%           0.88%           0.86%           0.96%(d)
Ratio of expenses to average net assets*              1.24%            1.26%           1.22%           1.23%           5.54%(d)
Portfolio turnover                                  154.96%           78.80%         113.30%          68.65%           5.38%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                     NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                    Financial Highlights - Class I Shares

                              Selected data for each share of capital outstanding

===========================================================================================================================

                                                                  FEDERATED NSAT EQUITY INCOME FUND
                                            -------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999            1998          1997(b)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       11.99   $       13.53   $       11.47   $       10.16   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.15            0.12            0.05            0.10            0.02
  Net realized and unrealized gains
    (losses) on investments                          (1.61)          (1.54)           2.06            1.44            0.16
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (1.46)          (1.42)           2.11            1.54            0.18
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.15)          (0.12)          (0.04)          (0.10)          (0.02)
  Net realized gains                                     -               -           (0.01)          (0.13)              -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.15)          (0.12)          (0.05)          (0.23)          (0.02)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (1.61)          (1.54)           2.06            1.31            0.16
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       10.38   $       11.99   $       13.53   $       11.47   $       10.16
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                       (12.15%)        (10.62%)          18.49%          15.13%           1.77%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $      52,848   $      55,951   $      29,189   $      14,194   $       1,610
Ratio of expenses to average net assets               0.95%           0.95%           0.95%           0.95%           0.95%(d)
Ratio of net investment income
  (loss) to average net assets                        1.41%           0.96%           0.43%           1.11%           1.34%(d)
Ratio of expenses to average net assets*              1.09%           1.11%           1.09%           1.15%           5.63%(d)
Portfolio turnover                                  127.03%          72.32%          45.16%          49.12%          14.52%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                      NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                     Financial Highlights - Class I Shares

                              Selected data for each share of capital outstanding

===========================================================================================================================

                                                                 FEDERATED NSAT HIGH INCOME BOND FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999            1998          1997(b)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        7.89   $        9.52   $       10.04   $       10.12   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.76            0.89            0.83            0.66            0.11
  Net realized and unrealized gains
    (losses) on investments                          (0.45)          (1.62           (0.52)          (0.08)           0.12
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                     0.31           (0.73)           0.31            0.58            0.23
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.76)          (0.89)          (0.83)          (0.66)          (0.11)
  Tax return of capital                                  -           (0.01)              -               -               -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.76)          (0.90)          (0.83)          (0.66)          (0.11)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (0.45)          (1.63)          (0.52)          (0.08)           0.12
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                $        7.44   $        7.89   $        9.52   $       10.04   $       10.12
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                          4.22%         (8.28%)           3.19%           5.80%           2.28%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     114,022   $      78,631   $      64,754   $      36,630   $       6,029
Ratio of expenses to average net assets               0.95%           0.95%           0.95%           0.95%           0.95%(d)
Ratio of net investment income
  (loss) to average net assets                        9.96%          10.44%           8.81%           7.88%           6.96%(d)
Ratio of expenses to average net assets*              1.03%           1.12%           1.15%           1.12%           2.18%(d)
Portfolio turnover                                   31.64%          18.12%          22.04%          24.25%           7.37%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                          NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                         Financial Highlights - Class I Shares

                                   Selected data for each share of capital outstanding

============================================================================================================================

                                                                   MAS NSAT MULTI SECTOR BOND FUND
                                             -------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999             1998          1997(b)
                                             --------------  --------------  ---------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        9.28   $        9.37   $         9.82   $       10.05   $       10.00
                                             --------------  --------------  ---------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.54            0.61             0.61            0.48            0.05
  Net realized and unrealized gains
    (losses) on investments                          (0.16)          (0.10)           (0.47)          (0.22)           0.05
                                             --------------  --------------  ---------------  --------------  --------------
      Total investment activities                     0.38            0.51             0.14            0.26            0.10
                                             --------------  --------------  ---------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.52)          (0.60)           (0.59)          (0.47)          (0.05)
  Net realized gains                                     -               -                -           (0.01)              -
  Tax return of capital                                  -               -                -           (0.01)              -
                                             --------------  --------------  ---------------  --------------  --------------
      Total distributions                            (0.52)          (0.60)           (0.59)          (0.49)          (0.05)
                                             --------------  --------------  ---------------  --------------  --------------
Net increase (decrease) in net asset value           (0.14)          (0.09)           (0.45)          (0.23)           0.05
                                             --------------  --------------  ---------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        9.14   $        9.28   $         9.37   $        9.82   $       10.05
                                             ==============  ==============  ===============  ==============  ==============
Total Return                                          4.19%           5.65%            1.56%           2.60%           1.04%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     177,324   $     132,227   $       72,862   $      36,965   $       2,032
Ratio of expenses to average net assets               0.90%           0.90%            0.90%           0.90%           0.90%(d)
Ratio of net investment income
  (loss) to average net assets                        5.99%           7.07%            7.03%           6.42%           4.77%(d)
Ratio of expenses to average net assets*              1.04%           1.09%            1.02%           0.96%           4.41%(d)
Portfolio turnover                                  340.77%         399.03%          242.89%         287.69%          48.90%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                    NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                   Financial Highlights - Class I Shares

                              Selected data for each share of capital outstanding

===========================================================================================================================
                                                                   NATIONWIDE SMALL CAP VALUE FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999            1998          1997(b)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        8.70   $        9.72   $        9.49   $        9.79   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           -           (0.02)          (0.02)          (0.01)           0.01
  Net realized and unrealized gains
    (losses) on investments                           2.44            1.06            2.38           (0.29)          (0.17)
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                     2.44            1.04            2.36           (0.30)          (0.16)
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                  -               -               -               -           (0.01)
  Net realized gains                                 (0.78)          (2.06)          (2.13)              -           (0.04)
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.78)          (2.06)          (2.13)              -           (0.05)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value            1.66           (1.02)           0.23           (0.30)          (0.21)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       10.36   $        8.70   $        9.72   $        9.49   $        9.79
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                         28.28%          11.20%          27.84%         (3.06%)          (1.61%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     697,860   $     280,110   $     131,929   $      50,439   $       2,069
Ratio of expenses to average net assets               1.05%           1.05%           1.05%           1.05%           1.05%(d)
Ratio of net investment income
  (loss) to average net assets                        0.04%         (0.31%)         (0.28%)         (0.21%)           0.50%(d)
Ratio of expenses to average net assets*              1.15%           1.20%           1.27%           1.33%           6.31%(d)
Portfolio turnover                                  164.87%         181.85%         270.26%         283.65%           8.38%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                          NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                         Financial Highlights - Class I Shares

                  Selected data for each share of capital outstanding

===========================================================================================

                                                    NATIONWIDE SMALL CAP GROWTH FUND
                                             ----------------------------------------------
                                               YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000          1999(b)
                                             --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       16.24   $       19.69   $       10.00
                                             --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       (0.07)          (0.02)          (0.01)
  Net realized and unrealized gains
    (losses) on investments                          (1.69)          (3.10)          10.48
                                             --------------  --------------  --------------
      Total investment activities                    (1.76)          (3.12)          10.47
                                             --------------  --------------  --------------
DISTRIBUTIONS:
  Net realized gains                                     -           (0.31)          (0.78)
  In excess of net realized gains                        -           (0.02)              -
                                             --------------  --------------  --------------
      Total distributions                                -           (0.33)          (0.78)
                                             --------------  --------------  --------------
Net increase (decrease) in net asset value           (1.76)          (3.45)           9.69
                                             --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       14.48   $       16.24   $       19.69
                                             ==============  ==============  ==============
Total Return                                       (10.84%)        (16.17%)         105.01%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     143,982   $      93,891   $      19,541
Ratio of expenses to average net assets               1.30%           1.30%           1.30%(d)
Ratio of net investment income
  (loss) to average net assets                      (0.65%)         (0.22%)          (0.24%)(d)
Ratio of expenses to average net assets*              1.43%           1.60%           3.40%(d)
Portfolio turnover                                  124.61%         182.48%         130.98%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                     NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                    Financial Highlights - Class I Shares

                              Selected data for each share of capital outstanding

===========================================================================================================================

                                                                        NATIONWIDE GLOBAL 50 FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999            1998          1997(b)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       11.65   $       13.89   $       11.75   $       10.10   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.07            0.13            0.07            0.11            0.02
  Net realized and unrealized gains
    (losses) on investments                          (2.26)          (1.81)           2.60            1.81            0.10
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (2.19)          (1.68)           2.67            1.92            0.12
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.18)          (0.11)          (0.04)          (0.07)          (0.02)
  In excess of net investment income                     -               -           (0.01)          (0.12)              -
  Net realized gains                                     -           (0.11)          (0.48)          (0.08)              -
  In excess of net realized gains                        -           (0.33)              -               -               -
  Tax return of capital                                  -           (0.01)              -               -               -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.18)          (0.56)          (0.53)          (0.27)          (0.02)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (2.37)          (2.24)           2.14            1.65            0.10
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $        9.28   $       11.65   $       13.89   $       11.75   $       10.10
                                             ==============  ==============  ==============  ==============  ==============
      Total Return                                 (18.81%)        (12.32%)          22.92%          19.14%           1.18%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $      70,469   $      81,359   $      60,840   $      21,527   $       5,566
Ratio of expenses to average net assets               1.20%           1.20%           1.20%           1.20%           1.20%(d)
Ratio of net investment income
  (loss) to average net assets                        0.66%           1.01%           0.31%           0.66%           1.00%(d)
Ratio of expenses to average net assets*              1.30%           1.42%           1.54%           1.46%           2.84%(d)
Portfolio turnover                                  128.06%         184.98%          79.22%          59.01%           9.32%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                        NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                       Financial Highlights - Class I Shares

                                  Selected data for each share of capital outstanding

===========================================================================================================================

                                                                       DREYFUS NSAT MID CAP INDEX FUND
                                             ------------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)           2000            1999            1998          1997(b)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       13.55   $       12.32   $       10.92   $        9.94   $       10.00
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.07            0.07            0.05            0.09            0.02
  Net realized and unrealized gains
    (losses) on investments                          (0.25)           1.79            2.21            0.98           (0.06)
                                             --------------  --------------  --------------  --------------  --------------
      Total investment activities                    (0.18)           1.86            2.26            1.07           (0.04)
                                             --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                              (0.07)          (0.08)          (0.03)          (0.08)          (0.02)
  In excess of net investment income                     -           (0.01)              -               -               -
  Net realized gains                                 (0.13)          (0.52)          (0.83)              -               -
  In excess of net realized gains                        -           (0.02)              -               -               -
  Tax return of capital                                  -               -               -           (0.01)              -
                                             --------------  --------------  --------------  --------------  --------------
      Total distributions                            (0.20)          (0.63)          (0.86)          (0.09)          (0.02)
                                             --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value           (0.38)           1.23            1.40            0.98           (0.06)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $       13.17   $       13.55   $       12.32   $       10.92   $        9.94
                                             ==============  ==============  ==============  ==============  ==============
Total Return                                        (1.30%)          15.21%          20.92%          10.81%          (0.36%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $     257,623   $     145,350   $      20,259   $      10,849   $       3,214
Ratio of expenses to average net assets               0.65%           0.65%           1.03%           1.20%           1.20%(d)
Ratio of net investment income
  (loss) to average net assets                        0.53%           0.68%           0.56%           0.79%           1.55%(d)
Ratio of expenses to average net assets*              0.78%           0.90%           1.74%           1.54%           3.31%(d)
Portfolio turnover                                   28.43%          83.45%         275.04%         119.37%           7.81%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                             NATIONWIDE(R)SEPARATE ACCOUNT TRUST
                            Financial Highlights - Class I Shares
                     Selected data for each share of capital outstanding

============================================================================================

                                                                       TURNER NSAT
                                                                     GROWTH FOCUS FUND
                                                              ------------------------------
                                                                YEAR ENDED     PERIOD ENDED
                                                               DECEMBER 31,    DECEMBER 31,
                                                                 2001(a)          2000(b)
                                                              --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                         $        5.97   $       10.00
                                                              --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                        (0.02)          (0.01)
  Net realized and unrealized gains (losses) on investments           (2.31)          (4.02)
                                                              --------------  --------------
      Total investment activities                                     (2.33)          (4.03)
                                                              --------------  --------------
Net increase (decrease) in net asset value                            (2.33)          (4.03)
                                                              --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                                               $        3.64   $        5.97
                                                              ==============  ==============
      Total Return                                                  (39.03%)         (40.30%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                            $      13,044   $       5,530
Ratio of expenses to average net assets                                1.33%           1.35%(d)
Ratio of net investment income (loss) to average net assets          (0.77%)          (0.55%)(d)
Ratio of expenses to average net assets*                               1.97%           5.03%(d)
Portfolio turnover                                                  1256.23%         867.40%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                      NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                     Financial Highlights - Class I Shares

                               Selected data for each share of capital outstanding

===============================================================================================================================

                                                                                                          GARTMORE NSAT
                                                                       GARTMORE NSAT                  GLOBAL TECHNOLOGY AND
                                                                  MILLENNIUM GROWTH FUND               COMMUNICATIONS FUND
                                                              ---------------------------------------------------------------
                                                                YEAR ENDED     PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                                               DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                 2001(a)         2000(b)          2001(a)         2000(b)
                                                              --------------  --------------  ----------------  -------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                         $       7.36   $     10.00      $         7.35    $      10.00
                                                              --------------  --------------  ----------------  -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                       (0.04)        (0.05)              (0.03)          (0.01)
  Net realized and unrealized gains (losses) on investments          (2.89)        (2.59)              (3.11)          (2.48)
                                                              --------------  --------------  ----------------  -------------
      Total investment activities                                    (2.93)        (2.64)              (3.14)          (2.49)
                                                              --------------  --------------  ----------------  -------------
DISTRIBUTIONS:
  In excess of net realized gains                                         -               -                 -          (0.16)
                                                              --------------  --------------  ----------------  -------------
      Total distributions                                                 -               -                 -          (0.16)
                                                              --------------  --------------  ----------------  -------------
Net increase (decrease) in net asset value                           (2.93)        (2.64)              (3.14)          (2.65)
                                                              --------------  --------------  ----------------  -------------
NET ASSET VALUE -
  END OF PERIOD                                               $       4.43   $      7.36      $         4.21   $        7.35
                                                              ==============  ============    ================  =============
      Total Return                                                  (39.89%)      (26.30%)(c)         (42.72%)        (24.96%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                            $      2,217   $     3,682      $       15,585   $      12,127
Ratio of expenses to average net assets                               1.40%         1.40%(d)            1.35%           1.35%(d)
Ratio of net investment income (loss) to average net assets          (0.85%)       (1.06%)(d)          (0.88%)         (0.44%)(d)
Ratio of expenses to average net assets*                              4.98%         3.76%(d)            2.02%           2.57%(d)
Portfolio turnover                                                  666.79%       215.10%             894.05%         305.36%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                         NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                                Financial Highlights

                                 Selected data for each share of capital outstanding

=========================================================================================================================

                                                                                                         GARTMORE GVIT
                                                           GARTMORE NSAT                                 U.S. LEADERS
                                                     GLOBAL HEALTH SCIENCES FUND                             FUND
                                                             CLASS I SHARES           CLASS III SHARES  CLASS III SHARES
                                                   --------------------------------  ------------------------------------
                                                     PERIOD ENDED     PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                     DECEMBER 27,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      2001(a)(b)        2000(c)           2001(b)           2001(d)
                                                   ----------------  --------------  ------------------  ----------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                              $       9.83   $      10.00       $       10.17       $         10.00
                                                   -------------     -----------     ---------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                            (0.03)            -                   -                    -
  Net realized and unrealized gains (losses)
  on investments                                           0.39          (0.17)              (0.03)                 0.08
                                                   -------------     -----------     ---------------     ----------------
    Total investment activities                            0.36          (0.17)              (0.03)                 0.08
                                                   -------------     -----------     ---------------     ----------------
Distributions:
  Net investment income                                   (0.02)            -                   -                    -
                                                   -------------     -----------     ---------------     ----------------
    Total distributions                                   (0.02)            -                   -                    -
                                                   -------------     -----------     ---------------     ----------------
Net increase (decrease) in net asset Value                 0.34          (0.17)              (0.03)                 0.08
                                                   -------------     -----------     ---------------     ----------------
NET ASSET VALUE -
  END OF PERIOD                                    $      10.17      $    9.83       $       10.14       $         10.08
                                                   =============     ===========     ===============     ================
Total Return                                               3.67%(e)      (1.70%)(e)          (0.30%)(e)             0.80%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                 $      2,549   $      2,458   $           2,540       $         1,008
Ratio of expense to average net assets                     1.24%(f)       1.00%(f)            1.35%(f)              1.25%(f)
Ratio of net investment income (loss) to average
  net assets                                              (0.32%)(f)     (1.00%)(f)          (1.13%)(f)            (0.16%)(f)
Ratio of expense to average net assets*                    5.51%(f)      28.69%(f)            1.35%(f)             20.55%(f)
Portfolio turnover                                       892.96%          0.00%             892.96%                 0.00%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) Class I shares were exchanged into Class III shares effective December 28, 2001.
(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(d) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share which resulted in a return of 0.00% for the period.
(e)  Not  annualized.
(f)  Annualized.

See  notes  to  financial  statements.

                                       NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                      Financial Highlights - Class I Shares

                                 Selected data for each share of capital outstanding

==============================================================================================================================

                                                                       GARTMORE NSAT                GARTMORE NSAT GROWTH
                                                                   EMERGING MARKETS FUND             INTERNATIONAL FUND
                                                              ------------------------------  ------------------------------
                                                                YEAR ENDED      PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                               DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2001(A)         2000(B)          2001(A)        2000(B)
                                                              ---------------  --------------  ---------------  ------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                         $         7.51   $       10.00   $        8.62    $    10.00
                                                              ---------------  --------------  ---------------  ------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                          0.06          -                 0.01         (0.01)
  Net realized and unrealized gains (losses) on investments            (0.45)      (2.48)              (2.47)        (1.37)
                                                              ---------------  --------------  ---------------  ------------
      Total investment activities                                      (0.39)      (2.48)              (2.46)        (1.38)
                                                              ---------------  --------------  ---------------  ------------
DISTRIBUTIONS:
  Net investment income                                                (0.04)         -                (0.02)          -
  In excess of net investment income                                     -         (0.01)               -              -
                                                              ---------------  --------------  ---------------  ------------
      Total distributions                                              (0.04)      (0.01)              (0.02)          -
                                                              ---------------  --------------  ---------------  ------------
Net increase (decrease) in net asset value                             (0.43)      (2.49)              (2.48)        (1.38)
                                                              ---------------  --------------  ---------------  ------------
NET ASSET VALUE -
  END OF PERIOD                                               $         7.08   $    7.51       $        6.14    $     8.62
                                                              ===============  ===========     ===============  ============
Total Return                                                          (5.18%)     (24.83%)(c)         (28.65%)      (13.70%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                            $       15,974   $   3,991       $       9,448    $    9,239
Ratio of expenses to average net assets                                 1.70%       1.75%(d)            1.58%         1.60%(d)
Ratio of net investment income (loss) to average net assets             0.57%      (0.21%)(d)           0.05%        (0.17%)(d)
Ratio of expenses to average net assets*                                2.39%       4.09%(d)            2.69%         2.88%(d)
Portfolio turnover                                                    140.18%      43.33%             245.96%        93.02%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

                                      NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                                               Financial Highlights

                                Selected data for each share of capital outstanding

==========================================================================================================================

                                                                  NSAT                            NSAT
                                                  NSAT          INVESTOR          NSAT          INVESTOR          NSAT
                                                INVESTOR      DESTINATIONS      INVESTOR      DESTINATIONS      INVESTOR
                                              DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY     DESTINATIONS
                                               AGGRESSIVE      AGGRESSIVE       MODERATE      CONSERVATIVE    CONSERVATIVE
                                                  FUND            FUND            FUND            FUND            FUND
                                             --------------  --------------  --------------  --------------  --------------
                                              PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)          2001(a)         2001(a)         2001(a)         2001(a)
                                             --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $    10.00   $       10.00   $       10.00   $       10.00   $          10.00
                                             -----------     -----------     -----------     -----------     --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.02            0.02            0.02            0.03               0.02
  Net realized and unrealized gains
    (losses) on investments                        0.11            0.09            0.06            0.04               0.01
                                             -----------     -----------     -----------     -----------     --------------
      Total investment activities                  0.13            0.11            0.08            0.07               0.03
                                             -----------     -----------     -----------     -----------     --------------
DISTRIBUTIONS:
  Net investment income                           (0.02)          (0.02)          (0.02)          (0.03)             (0.02)
                                             -----------     -----------     -----------     -----------     --------------
      Total distributions                         (0.02)          (0.02)          (0.02)          (0.03)             (0.02)
                                             -----------     -----------     -----------     -----------     --------------
Net increase (decrease) in net asset value         0.11            0.09            0.06            0.04               0.01
                                             -----------     -----------     -----------     -----------     --------------
NET ASSET VALUE -
  END OF PERIOD                              $    10.11      $    10.09      $    10.06      $    10.04      $       10.01
                                             ===========     ===========     ===========     ===========     ==============
Total Return                                       1.31%(b)        1.12%(b)        0.84%(b)        0.65%(b)           0.34%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $      506      $      505      $      504      $      503      $         502
Ratio of expenses to average net assets            0.61%(c)        0.61%(c)        0.61%(c)        0.61%(c)           0.61%(c)
Ratio of net investment income
  (loss) to average net assets                     4.36%(c)        4.56%(c)        4.42%(c)        4.56%(c)           4.39%(c)
Ratio of expenses to average net assets*          24.83%(c)       24.85%(c)       24.86%(c)       24.88%(c)          24.89%(c)
Portfolio turnover                                10.90%          11.10%           0.74%           0.60%              0.40%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  Annualized.
(c)  Annualized.

See  notes  to  financial  statements.

                                 NATIONWIDE(R)SEPARATE ACCOUNT TRUST

                               Financial Highlights - Class III Shares

                          Selected data for each share of capital outstanding

============================================================================================================

                                                                                                 GARTMORE
                                                                 GARTMORE        GARTMORE          GVIT
                                                                   GVIT            GVIT           GLOBAL
                                                               U.S. GROWTH        GLOBAL        FINANCIAL
                                                                 LEADERS        UTILITIES        SERVICES
                                                                   FUND            FUND            FUND
                                                              --------------  --------------  --------------
                                                               PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2001(a)         2001(b)         2001(c)
                                                              --------------  --------------  --------------
NET ASSETS VALUE -
  BEGINNING OF PERIOD                                         $    10.00      $    10.00      $       10.00
                                                              ------------    -----------     --------------
INVESTMENT ACTIVITIES:
  Net realized and unrealized gains (losses) on investments        (0.08)           0.01               0.13
                                                              ------------    -----------     --------------
      Total investment activities                                  (0.08)           0.01               0.13
                                                              ------------    -----------     --------------
Net increase (decrease) in net asset                               (0.08)           0.01               0.13
                                                              ------------    -----------     --------------
NET ASSET VALUE -
  END OF PERIOD                                               $     9.92      $    10.01      $       10.13
                                                              ============    ===========     ==============
Total Return                                                       (0.80%)(d)       0.10%(d)           1.32%(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, at end of period (000)                            $    2,976      $    3,002      $       3,041
Ratio of expenses to average net assets                             1.25%(e)        1.15%(e)           1.35%(e)
Ratio of net investment income (loss) to average net assets        (0.40%)(e)      (0.12%)(e)          0.33%(e)
Ratio of expenses to average net assets*                            7.56%(e)        8.45%(e)           8.56%(e)
Portfolio turnover                                                  9.71%           0.00%              0.00%

----------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $9.92 per share which resulted in a return of 0.00% for the period.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share which resulted in a return of 0.00% for the period.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share which resulted in a return of 0.00% for the period.
(d)  Not  annualized.
(e)  Annualized.

See  notes  to  financial  statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

================================================================================


1.  ORGANIZATION

Nationwide Separate Account Trust ("NSAT" or the "Trust") is an open-end investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NSAT to Gartmore Variable Insurance Trust, which occurred on January 25, 2002. NSAT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide"), both of which are affiliated companies of Nationwide, have purchased shares of the Trust's series (individually a "Fund", collectively the "Funds"). The Trust operates thirtyone separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a "Fund", collectively the "Funds"):

     Total Return Fund (Total Return)
     Capital Appreciation Fund (Capital Appreciation)
     Government Bond Fund (Government Bond)
     Nationwide Small Company Fund (Small Company)
     Money Market Fund (Money Market)
     Money Market Fund II (Money Market II)
     J.P.  Morgan  NSAT  Balanced  Fund  (Balanced)
     Strong NSAT Mid Cap Growth Fund (Mid Cap Growth)
     Nationwide Strategic Value Fund (Strategic Value)
     Federated NSAT Equity Income Fund (Equity Income)
     Federated NSAT High Income Bond Fund (High Income Bond)
     MAS NSAT Multi Sector Bond Fund (Multi Sector Bond)
     Nationwide Small Cap Value Fund (Small Cap Value)
     Nationwide Small Cap Growth Fund (Small Cap Growth)
     Nationwide Global 50 Fund (Global 50)
     Dreyfus NSAT Mid Cap Index Fund (Mid Cap Index)
     Turner NSAT Growth Focus Fund (Growth Focus)
     Gartmore NSAT Millennium Growth Fund (Millennium Growth)
     Gartmore NSAT Global Technology and Communications Fund (Global Technology and Communications)
     Gartmore NSAT Global Health Sciences Fund (Global Health Sciences)
       formerly known  as  Nationwide  Global  Life  Sciences  Fund  II
     Gartmore  GVIT  U.S.  Leaders  Fund  (US  Leaders)
     Gartmore  NSAT  Emerging  Markets  Fund  (Emerging  Markets)
     Gartmore  NSAT  International  Growth  Fund  (International  Growth)
     NSAT  Investor  Destinations  Aggressive  Fund  (Aggressive)
     NSAT  Investor  Destinations  Moderately  Aggressive  Fund  (Moderately
     Aggressive)
     NSAT  Investor  Destinations  Moderate  Fund  (Moderate)
     NSAT Investor Destinations Moderately Conservative Fund (Moderately Conservative)
     NSAT  Investor  Destinations  Conservative  Fund  (Conservative)
     Gartmore  GVIT  U.S.  Growth  Leaders  Fund  (US  Growth  Leaders)
     Gartmore  GVIT  Global  Utilities  Fund  (Global  Utilities)
     Gartmore  GVIT  Global  Financial Services Fund (Global Financial Services)

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds ("Investor Destination Funds") are constructed as "fund of funds" which means that they pursue their investment objectives primarily by allocating their investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Investor Destination Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company.

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                DECEMBER 31, 2001

================================================================================

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotation are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

Investments of the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destination Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. Under most circumstances, the fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

(b)  REPURCHASE  AGREEMENTS

The Funds may enter into a repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under the repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(c)  FOREIGN  CURRENCY  TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                DECEMBER 31, 2001

================================================================================

laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interest. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)  FUTURES  CONTRACTS

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

(g)  MORTGAGE  DOLLAR  ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(h)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Interest income for the fixed contract is accrued daily and reinvested the following day.

(i)  FEDERAL  INCOME  TAXES

Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

(j)  DISTRIBUTIONS  TO  SHAREHOLDERS

For all Funds excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly.

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                DECEMBER 31, 2001

================================================================================

Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(k)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(l)  ORGANIZATION  EXPENSES

Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a fund which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods.

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2001
================================================================================

3.  TRANSACTIONS  WITH  AFFILIATES

Under  the  terms  of  an  Investment Advisory Agreement, Villanova Global Asset
Management Trust ("VGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities and Global Financial Services Funds and Villanova Mutual Fund Capital Trust ("VMF") provides these services to the remaining Funds. VGAMT or VMF also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Funds it advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

FUND                       SUBADVISER(S)
--------------------------------------------------------------------------------
Small Company*             The Dreyfus Corporation
                           Neuberger Berman, LLC
                           Gartmore Global Partners** (after 8/15/01)***
                           Strong Capital Management, Inc.
                           Waddell & Reed Investment Management Company
--------------------------------------------------------------------------------
Balanced                   J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------
Mid Cap Growth             Strong Capital Management, Inc.
--------------------------------------------------------------------------------
Strategic Value            Strong Capital Management, Inc. after March 12, 2001
                           Strong Capital Management, Inc. & Schafer Capital
                             Management, Inc. prior to March 12, 2001
--------------------------------------------------------------------------------
Equity Income              Federated Investment Counseling
--------------------------------------------------------------------------------
High Income Bond           Federated Investment Counseling
--------------------------------------------------------------------------------
Multi Sector Bond          Morgan Stanley Investments, LP
--------------------------------------------------------------------------------
Small Cap Value*           The Dreyfus Corporation
--------------------------------------------------------------------------------
Small Cap Growth           Morgan Stanley Investments, LP
                           Waddell & Reed Investment Management Company
                           Neuberger Berman, LLC
--------------------------------------------------------------------------------
Global 50                  J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------
Mid Cap Index              The Dreyfus Corporation
--------------------------------------------------------------------------------
Growth Focus               Turner Investments Partners, Inc.
--------------------------------------------------------------------------------
Emerging Markets           Gartmore Global Partners**
--------------------------------------------------------------------------------
International Growth       Gartmore Global Partners**
--------------------------------------------------------------------------------
Global Utilities           Gartmore Global Partners**
--------------------------------------------------------------------------------
Global Financial Services  Gartmore Global Partners**
--------------------------------------------------------------------------------

----------------
* VMF, as investment adviser, directly manages a portion of these Funds. ** Affiliate of VMF.
*** Gartmore Global Partners replaced Lazard Asset Management as a subadviser on August 15, 2001.

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

                                DECEMBER 31, 2001

================================================================================

Under the terms of the Investment Advisory Agreements, each Fund pays VMF or VGAMT, as applicable, an annual investment advisory fee, based on each Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, VMF or VGAMT pays fees to each applicable subadviser. Additional information regarding investment advisory fees for VMF, VGAMT and the subadvisory fees is as follows for the year ended December 31, 2001:

                       FEE                    TOTAL  FEES       PAID TO
FUND                   SCHEDULE               FEES   RETAINED   SUBADVISER
---------------------------------------------------------------------------
Total Return and           Up to $1 billion   0.60%      0.60%         N/A
Capital Appreciation        Next $1 billion  0.575%     0.575%         N/A
                            Next $3 billion   0.55%      0.55%         N/A
                         $5 billion or more   0.50%      0.50%         N/A
---------------------------------------------------------------------------
Government Bond            Up to $1 billion   0.50%      0.50%         N/A
                            Next $1 billion  0.475%     0.475%         N/A
                            Next $3 billion   0.45%      0.45%         N/A
                         $5 billion or more   0.40%      0.40%         N/A
---------------------------------------------------------------------------
Small Company*                   All assets   0.93%      0.33%        0.60%
---------------------------------------------------------------------------
Money Market               Up to $1 billion   0.40%      0.40%         N/A
                            Next $1 billion   0.38%      0.38%         N/A
                            Next $3 billion   0.36%      0.36%         N/A
                         $5 billion or more   0.34%      0.34%         N/A
---------------------------------------------------------------------------
Money Market II            Up to $1 billion   0.50%      0.50%         N/A
                            Next $1 billion   0.48%      0.48%         N/A
                            Next $3 billion   0.46%      0.46%         N/A
                         $5 billion or more   0.44%      0.44%         N/A
---------------------------------------------------------------------------
Balanced*                Up to $100 million   0.75%      0.40%        0.35%
                       $100 million or more   0.70%      0.40%        0.30%
---------------------------------------------------------------------------
Mid Cap Growth*          Up to $500 million   0.90%      0.40%        0.50%
                       $500 million or more   0.85%      0.40%        0.45%
---------------------------------------------------------------------------
Strategic Value          Up to $500 million   0.90%      0.40%        0.50%
                       $500 million or more   0.90%      0.45%        0.45%
---------------------------------------------------------------------------
Equity Income and         Up to $50 million   0.80%      0.40%        0.40%
High Income Bond*         Next $200 million   0.65%      0.40%        0.25%
                          Next $250 million   0.60%      0.40%        0.20%
                       $500 million or more   0.55%      0.40%        0.15%
---------------------------------------------------------------------------
Multi Sector Bond*       Up to $200 million   0.75%      0.45%        0.30%
                       $200 million or more   0.70%      0.45%        0.25%
---------------------------------------------------------------------------
Small Cap Value*         Up to $200 million   0.90%      0.40%        0.50%
                       $200 million or more   0.85%      0.40%        0.45%
---------------------------------------------------------------------------
Small Cap Growth                 All assets   1.10%      0.50%        0.60%
---------------------------------------------------------------------------
Global 50*                Up to $50 million   1.00%      0.40%        0.60%
                       $ 50 million or more   0.95%      0.40%        0.55%
---------------------------------------------------------------------------

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

                               DECEMBER 31, 2001

========================================================================================

                                                          TOTAL     FEES       PAID TO
FUND                                    FEE SCHEDULE       FEES   RETAINED   SUBADVISER
----------------------------------------------------------------------------------------
Mid Cap Index*                        Up to $250 million   0.50%      0.40%        0.10%
                                        Next $250 million   0.49%      0.40%        0.09%
                                        Next $250 million   0.48%      0.40%        0.08%
                                        Next $250 million   0.47%      0.40%        0.07%
                                      $ 1 billion or more   0.45%      0.40%        0.05%
----------------------------------------------------------------------------------------
Growth Focus**                        Up to $500 million   0.90%      0.35%        0.55%
                                        Next $1.5 billion   0.80%      0.35%        0.45%
                                          Over $2 billion   0.75%      0.35%        0.40%
----------------------------------------------------------------------------------------
Millennium Growth                     Up to $250 million   1.03%      1.03%         N/A
                                        Next $750 million   1.00%      1.00%         N/A
                                          Next $1 billion   0.97%      0.97%         N/A
                                          Next $3 billion   0.94%      0.94%         N/A
                                      $ 5 billion or more   0.91%      0.91%         N/A
----------------------------------------------------------------------------------------
Global Technology
and Communications                            All assets   0.98%      0.98%         N/A
----------------------------------------------------------------------------------------
Global Health Sciences                       All assets    1.00%      1.00%         N/A
----------------------------------------------------------------------------------------
US Leaders and                       Up to $500 million    0.90%      0.90%         N/A
US Growth Leaders**                   Next $1.5 billion    0.80%      0.80%         N/A
                                        Over $2 billion    0.75%      0.75%         N/A
----------------------------------------------------------------------------------------
Emerging Markets                             All assets    1.15%     0.575%       0.575%
----------------------------------------------------------------------------------------
International Growth and
Global Financial Services                    All assets    1.00%      0.50%        0.50%
----------------------------------------------------------------------------------------
Aggressive, Moderately Aggressive,
Moderate, Moderately Conservative
and Conservative                             All assets    0.13%      0.13%         N/A
----------------------------------------------------------------------------------------
Global Utilities                             All assets    0.80%      0.40%        0.40%
----------------------------------------------------------------------------------------

*    Represents new fee schedule that was effective May 1, 2001.
** The Growth Focus Fund and the US Growth Leaders Fund pay VMF a base management fee (as shown above) which may be adjusted upward or down- ward depending on each of the Fund's performance relative to its benchmark, the Russell 1000 Growth Index for the Growth Focus Fund and the S&P 500 Index for the US Growth Leaders Fund. Thus, if either Fund outperforms its benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if either Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and VMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of each Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:

                    FEE  SCHEDULE              FEE ADJUSTMENT
                    -------------              --------------
                    Up to $500 million           +/-  0.22%
                    Next $1.5 billion            +/-  0.18%
                    $2 billion or more           +/-  0.16%

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

For certain Funds, VMF voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the voluntary expense caps for each applicable Fund and Class for the year ended December 31, 2001. Effective January 14, 2002, each of these waivers and reimbursements was discontinued after prior notice to shareholders.

             FUND                                      EXPENSE CAP
             ----                                      -----------
             Total Return          Class I Shares         0.78%
             Capital Appreciation  Class I Shares         0.80%
             Government Bond       Class I Shares         0.66%
             Small Company         Class I Shares         1.25%
             Money Market          Class I Shares         0.55%
             Balanced              Class I Shares         0.90%
             Mid Cap Growth        Class I Shares         1.00%
             Strategic Value       Class I Shares         1.00%
             Equity Income         Class I Shares         0.95%
             High Income Bond      Class I Shares         0.95%
             Multi Sector Bond     Class I Shares         0.90%
             Small Cap Value       Class I Shares         1.05%
             Small Cap Growth      Class I Shares         1.30%
             Global 50             Class I Shares         1.20%
             Mid Cap Index         Class I Shares         0.65%


For  the  Funds  listed  below,  VMF  or  VGAMT  entered into Expense Limitation
Agreements and agreed to waive advisory fees, and if necessary, reimburse expenses of those Funds in order to limit Fund operating expenses. The following table illustrates the contractual expense caps for each applicable Fund or Class for the year ended December 31, 2001:

             FUND                                          EXPENSE CAP
             ----                                          -----------
             Money Market II(1)                              1.30%
             Growth Focus(1)               Class I Shares    1.35%
             Millennium Growth(1)          Class I Shares    1.40%
             Global Technology and
               Communications(1)           Class I Shares    1.35%
             Emerging Markets(1)           Class I Shares    1.75%
             International Growth(1)       Class I Shares    1.60%
             Global Health Sciences(2)     Class III Shares  1.35%
             US Leaders(2)                 Class III Shares  1.25%
             US Growth Leaders(2)          Class III Shares  1.25%
             Global Utilities(2)           Class III Shares  1.15%
             Global Financial Services(2)  Class III Shares  1.35%
             Aggressive(3)                                   0.61%
             Moderately Aggressive(3)                        0.61%
             Moderate(3)                                     0.61%
             Moderately Conservative(3)                      0.61%
             Conservative(3)                                 0.61%
________________

1 Expense caps shown are contractual at least through May 1, 2002. After May 1, 2002 the expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.
2 Expense caps shown are contractual through April 30, 2003. The expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.
3    Expense  caps  shown  are  contractual  through  May  1,  2003.

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

Pursuant to the Expense Limitation Agreements as indicated above, VMF or VGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by them at a later date not to exceed five fiscal years (three years for Global Health Sciences, Global Utilities and Global Financial Services) from commencement of operations, if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers or reimbursements will be made to VMF or VGAMT unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class or Fund making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by VMF or VGAMT is not permitted. As of the period ended December 31, 2001, the cumulative potential reimbursements were as follows:

               Money Market II                       $ 10,702
               Growth Focus                           136,039
               Millennium Growth                      147,128
               Global Technology and Communications   145,573
               Global Health Sciences                 101,306
               US Leaders                               7,433
               Emerging Markets                        97,637
               International Growth                   140,707
               Aggressive                               6,646
               Moderately Aggressive                    6,646
               Moderate                                 6,646
               Moderately Conservative                  6,646
               Conservative                             6,646
               US Growth Leaders                        7,223
               Global Utilities                         8,323
               Global Financial Services                8,320

Under the terms of a new combined fee schedule for the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement, effective December 1, 2001, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative, accounting and transfer and dividend distribution services. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund.

                          COMBINED FEE SCHEDULE
               ---------------------------------------------
                                    Up to $1 billion  0.13%
                 1 billion and more up to $3 billion  0.08%
                 3 billion and more up to $8 billion  0.05%
                8 billion and more up to $10 billion  0.04%
               10 billion and more up to $12 billion  0.02%
                                  12 billion or more  0.01%


                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001
================================================================================

Prior to December 1, 2001, the fees for the Administration Agreement were calculated based on the fee schedule below:

                              FUND                                                FUND
                         ADMINISTRATION                                      ADMINISTRATION
FUND                      FEE SCHEDULE                     FUND               FEE SCHEDULE
---------------------  ------------------         -----------------------  -------------------
 Total Return          Up to $1 billion    0.05%  Small Company            Up to $250 million   0.07%
 Capital Appreciation  $1 billion or more  0.04%  Money Market II*         Next $750 million    0.05%
 Government Bond                                  Balanced                 $ 1 billion or more  0.04%
 Money Market                                     Mid Cap Growth
                                                  Strategic Value
                                                  Equity Income
                                                  High Income Bond
                                                  Multi Sector Bond
                                                  Small Cap Value
                                                  Small Cap Growth*
                                                  Global 50
                                                  Mid Cap Index
                                                  Growth Focus*
                                                  Millennium Growth*
                                                  Global Technology
                                                    and Communications*
                                                  Global Health Sciences*
                                                  Emerging Markets*
                                                  International Growth*

________________

*  Subject  to  a  minimum  of  $75,000  per  year.

Prior to December 1, 2001, Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, received fees of 0.01% of the average daily net assets for transfer and dividend disbursing agent services.

VSA and NISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), Money Market II's and Investor Destination Funds' Distributor, is compensated for expenses associated with the distribution of these Funds. These fees are based on average daily net assets of each Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. ("NFS"), and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares, Class III shares and the Investor Destination Funds.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

As of December 31, 2001, the adviser or affiliates of the adviser directly held the percentage indicated of the shares outstanding of the applicable
Fund:

                                                     % OF SHARES
      FUND                                       OUTSTANDING OWNED
      ----                                       -----------------
      Money Market II                                          66%
      Millennium Growth                                       100%
      Global Technology and Communications                     14%
      US Leaders                                              100%
      Emerging Markets                                         22%
      International Growth                                     64%
      Aggressive                                              100%
      Moderately Aggressive                                   100%
      Moderate                                                100%
      Moderately Conservative                                 100%
      Conservative                                            100%
      US Growth Leaders                                       100%
      Global Utilities                                        100%
      Global Financial Services                               100%

4.  BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances are required under the terms of the Line of Credit. The Funds had no outstanding borrowings as of December 31, 2001.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 are summarized as follows:

      FUND                                     PURCHASES         SALES
      ----                                  --------------  --------------
      Total Return                          $1,004,406,813  $1,064,727,301
      Capital Appreciation                     954,940,444   1,001,505,457
      Government Bond                        1,028,745,939     589,177,889
      Small Company                            950,740,841     926,436,585
      Balanced                                 278,092,715     233,863,183
      Mid Cap Growth                         1,194,353,087   1,188,814,938
      Strategic Value                           33,495,408      37,265,266
      Equity Income                             72,763,617      66,658,309
      High Income Bond                          68,705,776      27,831,405
      Multi Sector Bond                        446,635,960     414,161,134
      Small Cap Value                        1,045,535,057     772,988,463
      Small Cap Growth                         158,651,052     113,481,673
      Global 50                                 96,072,411      90,262,522
      Mid Cap Index                            165,282,502      52,260,994
      Growth Focus                             139,699,071     126,812,078
      Millennium Growth                         16,702,631      16,161,151
      Global Technology and Communications     121,599,327     109,798,130
      Global Health Sciences                    19,184,549      19,331,894
      US Leaders                                   917,650               -

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

                FUND                       PURCHASES     SALES
                ----                       ----------  ----------
                Emerging Markets           22,875,691  11,416,835
                International Growth       20,793,751  19,350,479
                Aggressive                    555,641      54,454
                Moderately Aggressive         542,610      54,048
                Moderate                      466,812       3,397
                Moderately Conservative       441,006       2,639
                Conservative                  402,396       1,591
                US Growth Leaders           3,120,905     250,948
                Global Utilities            2,912,077           -
                Global Financial Services   2,964,960           -

6.  PORTFOLIO  INVESTMENT  RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

7  -  FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED):

For the taxable year ended December 31, 2001, a portion of income dividends paid by the following funds qualify for the dividends received deduction available to corporations:

                                   QUALIFIED DIVIDEND INCOME
               Total Return                          93.48%
               Balanced                              31.42%
               Strategic Value                      100.00%
               Equity Income                        100.00%
               High Income Bond                       0.90%
               Small Cap Value                        6.22%
               Global 50                             11.10%
               Mid Cap Index                         61.54%

During the year ended December 31, 2001, the following funds paid long-term capital gain distributions:

               Total Return                    $46,281,609
               Government Bond                   1,752,418
               Strategic Value                      33,887
               Small Cap Value                     541,462
               Mid Cap Index                     1,367,634

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

As of December 31, 2001, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, in any:

                                                        AMOUNT     EXPIRES
                                                  ------------     -------
            Total Return                          $276,175,598     2009
            Capital Appreciation                   275,247,754     2009
            Small Company                           29,271,990     2009
            Balanced                                   855,248     2008
            Balanced                                 5,909,075     2009
            Mid Cap Growth                           4,368,723     2008
            Mid Cap Growth                         119,890,125     2009
            Strategic Value                            780,477     2009
            Equity Income                              193,071     2007
            Equity Income                            1,052,405     2008
            Equity Income                            8,638,366     2009
            High Income Bond                           238,161     2007
            High Income Bond                           953,907     2008
            High Income Bond                         7,311,432     2009
            Multi Sector Bond                          664,893     2008
            Small Cap Growth                         2,494,340     2008
            Small Cap Growth                        29,201,494     2009
            Global 50                               17,860,741     2009
            Growth Focus                               300,123     2008
            Growth Focus                             7,526,194     2009
            Millennium Growth                          240,973     2008
            Millennium Growth                        2,598,565     2009
            Global Technology and Communications    11,902,724     2009
            Global Health Sciences                      51,397     2009
            Emerging Markets                            40,146     2008
            Emerging Markets                         1,131,195     2009
            International Growth                       459,419     2008
            International Growth                     3,116,378     2009

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital and foreign currency losses:

                                             POST-OCTOBER FOREIGN   CURRENCY
                                                   CAPITAL LOSSES     LOSSES
                                            ---------------------  ---------
      Total Return                                     $3,022,548  $       -
      Capital Appreciation                              5,884,047          -
      Government Bond                                       3,663          -
      Small Company                                             -    170,228
      Balanced                                          1,663,494          -
      Mid Cap Growth                                       56,425          -
      Strategic Value                                      76,379          -
      Equity Income                                       474,014          -
      High Income Bond                                  1,948,970          -
      Small Cap Value                                   2,259,038          -
      Small Cap Growth                                    359,799          -
      Global 50                                         2,688,538          -
      Global Technology and Communications                      -      7,590
      Emerging Markets                                     89,546     17,533
      International Growth                                 84,555      7,280
      US Growth Leaders                                     8,894          -
      Global Utilities                                          -      2,353
      Global Financial Services                                 -      6,116

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2001

================================================================================

8  -  SUBSEQUENT  EVENT

Effective January 25, 2002, the Trust changed its name from Nationwide Separate Account Trust to Gartmore Variable Insurance Trust and the Funds listed below changed their names to the following:


 FORMER NAME                                               NEW NAME
===============================================================================================================
 Total Return Fund                                        Gartmore GVIT Total Return Fund
---------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund                                Gartmore GVIT Growth Fund
---------------------------------------------------------------------------------------------------------------
 Government Bond Fund                                     Gartmore GVIT Government Bond Fund
---------------------------------------------------------------------------------------------------------------
 Nationwide Small Company Fund                            GVIT Small Company Fund
---------------------------------------------------------------------------------------------------------------
 Money Market Fund                                        Gartmore GVIT Money Market Fund
---------------------------------------------------------------------------------------------------------------
 Money Market Fund II                                     Gartmore GVIT Money Market Fund II
---------------------------------------------------------------------------------------------------------------
 J.P. Morgan NSAT Balanced Fund                           J.P. Morgan GVIT Balanced Fund
---------------------------------------------------------------------------------------------------------------
 Strong NSAT Mid Cap Growth Fund                          Strong GVIT Mid Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
 Nationwide Strategic Value Fund                          Nationwide GVIT Strategic Value Fund
---------------------------------------------------------------------------------------------------------------
 Federated NSAT Equity Income Fund                        Federated GVIT Equity Income Fund
---------------------------------------------------------------------------------------------------------------
 Federated NSAT High Income Bond Fund                     Federated GVIT High Income Bond Fund
---------------------------------------------------------------------------------------------------------------
 MAS NSAT Multi Sector Bond Fund                          MAS GVIT Multi Sector Bond Fund
---------------------------------------------------------------------------------------------------------------
 Nationwide Small Cap Value Fund                          GVIT Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------
 Nationwide Small Cap Growth Fund                         GVIT Small Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
 Nationwide Global 50 Fund                                Gartmore GVIT Worldwide Leaders Fund
---------------------------------------------------------------------------------------------------------------
 Dreyfus NSAT Mid Cap Index Fund                          Dreyfus GVIT Mid Cap Index Fund
---------------------------------------------------------------------------------------------------------------
 Turner NSAT Growth Focus Fund                            Turner GVIT Growth Focus Fund
---------------------------------------------------------------------------------------------------------------
 Gartmore NSAT Millennium Growth Fund                     Gartmore GVIT Millennium Growth Fund
---------------------------------------------------------------------------------------------------------------
 Gartmore NSAT Global Technology and                      Gartmore GVIT Global Technology and
   Communications Fund                                      Communications Fund
---------------------------------------------------------------------------------------------------------------
 Gartmore NSAT Global Health Sciences Fund                Gartmore GVIT Global Health Sciences Fund
---------------------------------------------------------------------------------------------------------------
 Gartmore NSAT Emerging Markets Fund                      Gartmore GVIT Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------
 Gartmore NSAT International Growth Fund                  Gartmore GVIT International Growth Fund
---------------------------------------------------------------------------------------------------------------
 NSAT Investor Destinations Aggressive Fund               Gartmore GVIT Investor Destinations Aggressive Fund
---------------------------------------------------------------------------------------------------------------
 NSAT Investor Destinations Moderately Aggressive Fund    Gartmore GVIT Investor Destinations Moderately
                                                            Aggressive Fund
---------------------------------------------------------------------------------------------------------------
 NSAT Investor Destinations Moderate Fund                 Gartmore GVIT Investor Destinations Moderate Fund
---------------------------------------------------------------------------------------------------------------
 NSAT Investor Destinations Moderately Conservative Fund  Gartmore GVIT Investor Destinations Moderately
                                                          Conservative Fund
---------------------------------------------------------------------------------------------------------------
 NSAT Investor Destinations Conservative Fund             Gartmore GVIT Investor Destinations Conservative Fund
---------------------------------------------------------------------------------------------------------------

                                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                MANAGEMENT INFORMATION

                   TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

                                                  DECEMBER 31, 2001

==============================================================================================================================
                                     TERM OF
                                      OFFICE                                                        NUMBER OF
                                       WITH                                                       PORTFOLIOS IN
                                      TRUST-                                                          FUND           OTHER
                       POSITION(S)  LENGTH OF                                                        COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,          HELD WITH      TIME                                                        OVERSEEN BY      HELD BY
AND AGE                   FUND        SERVED      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        TRUSTEE       TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN       Trustee      Since       Mr. Allen is Chairman, Chief Executive                       77       None
8162 E. Jefferson                   July        Officer and President of Graimark Realty
Ave., #15B  Detroit,                2000        Advisors, Inc. (real estate development,
MI 48214  Age 54                                investment and asset management).
------------------------------------------------------------------------------------------------------------------------------
PAULA H.J.             Trustee      Since       Ms. Cholmondeley is Vice President and                       77       None
CHOLMONDELEY  c/o                   July        General Manager of Special Products at Sappi
Sappi Fine Paper  225               2000        Fine Paper North America. Prior to 1998, she
Franklin Street                                 held various positions with Owens Corning,
Boston, MA 02110                                including Vice President and General Manager
Age 54                                          of the Residential Insulation Division (1997 to
                                                1998), President of the MIRAFLEX Fibers
                                                Division (1994 to 1997).
------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE        Trustee      Since       Dr. DeVore is President of Otterbein College.                77       None
111 N. West Street                  May
Westerville, OH 43081               1998
Age 61
------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN       Trustee      Since       Since 1999, Mr. Duncan has worked as an                      77       None
1397 Haddon Road                    April       arbitration and mediation consultant. From
Columbus, OH 43209                  1997        1996 to 1999, he was Commissioner of the
Age 74                                          Ohio Elections Commission.
------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR    Trustee      Since       Retired; Ms. Hennigar is the former Chairman                 77       None
6363 So. Sicily Way                 July        of OppenheimerFunds Services and
Aurora, CO 80016                    2000        Shareholder Services Inc. Ms. Hennigar held
Age 66                                          this posi- tion from October 1999 to June
                                                2000. Prior to that, she served as President and
                                                Chief Executive Officer of OppenheimerFunds
                                                Services.
------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV     Trustee      Since       Dr. Kerr is President Emeritus of Kendall                    77       None
4890 Smoketalk Lane                 June        College.
Westerville, OH 43081               1981
Age 68
------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER     Trustee      Since       Mr. Kridler is the President and Chief                       77       None
2355 Brixton Road                   September   Executive Officer of the Columbus
Columbus, OH 43221                  1997        Foundation. Prior to January 31, 2002, Mr.
Age 46                                          Kridler was the President of the Columbus
                                                Association for the Performing Arts and
                                                Chairman of the Greater Columbus Convention
                                                and Visitors Bureau.
------------------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE       Trustee**    Since       Mr. Wetmore is the Managing Director of                      81       None
26 Turnbridge Drive                 May         Updata Capital, Inc., a venture capital firm.
Long Cove Plantation                1998
Hilton Head, SC 29928
Age 53
------------------------------------------------------------------------------------------------------------------------------

* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

** Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

                                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                MANAGEMENT INFORMATION

                   TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

                                                  DECEMBER 31, 2001

===============================================================================================================================

                                        TERM OF
                                        OFFICE                                                       NUMBER OF
                                         WITH                                                      PORTFOLIOS IN
                                        TRUST-                                                         FUND           OTHER
                          POSITION(S)  LENGTH OF                                                      COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,             HELD WITH     TIME                                                       OVERSEEN BY      HELD BY
AND AGE                      FUND       SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         TRUSTEE       TRUSTEE**
-------------------------------------------------------------------------------------------------------------------------------
JOSEPH J. GASPER          Trustee      Since      Mr. Gasper is a Director, President and Chief               77       None
Nationwide Insurance One  and          September  Operating Officer ofNationwide Financial
Nationwide Plaza          Chairman     1997       Services, Inc.* since December 1996 and
1-37-06                                           ofNationwide Life and Annuity Insurance
Columbus, OH 43215                                Company* and NationwideLife Insurance
Age 59                                            Company* since April 1996. Mr. Gasper is
                                                  also ViceChairman of the Board of Directors
                                                  of the managing unitholder ofGGAMT* and
                                                  GMF.*
-------------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS           Trustee      Since      Mr. Hondros is President and Chief Executive                81       None
Gartmore Global                        July 2000  Officer of GartmoreDistribution Services,
Investments, Inc.                                 Inc.*, Gartmore Investor Services,
1200 River Road,                                  Inc.*,Gartmore Morley Capital Management,
Conshohocken, PA                                  Inc.*, Gartmore MorleyFinancial Services,
19428                                             Inc.,* NorthPointe Capital, LLC*,
Age 53                                            GGAMT*,GGI*, GMF*,and GSA* and a
                                                  Director of Nationwide Securities,Inc.* as well
                                                  as serving as an officer or director in several
                                                  entitieswithin Nationwide Financial Services,
                                                  Inc. He is also anAdministrative Committee
                                                  Member for The AlphaGen Caelum FundLLC,
                                                  The AlphaGen Caelum Fund LDC, The
                                                  Healthcare Fund LLCand The Healthcare Fund
                                                  LDC (four hedge funds managed byGSA*).
                                                  Prior to that, Mr. Hondros served as President
                                                  and ChiefOperations Officer of Pilgrim Baxter
                                                  and Associates, Ltd., an invest-ment
                                                  management firm, and its affiliated fixed
                                                  income investmentmanagement arm, Pilgrim
                                                  Baxter Value Investors, Inc. and asExecutive
                                                  Vice President to the PBHG Funds, PBHG
                                                  Insurance SeriesFunds and PBHG Adviser
                                                  Funds.
-------------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER          Trustee      Since      Mr. Shisler is President and Chief Executive                77       None
1356 North Wenger Rd.                  February   Officer of K&BTransport, Inc., a trucking
Dalton, OH 44618                       2000       firm. He is also Chairman of the Board
Age 60                                            forNationwide Mutual Insurance Company*
                                                  and a Director ofNationwide Financial
                                                  Services, Inc.*
-------------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND         Treasurer    Since      Mr. Holland is Senior Vice President -                      77       None
Gartmore Global                        March      Operations for GGI*, GMF*and GSA.* He is
Investments, Inc.                       2001      also Assistant Treasurer to the Funds. Prior to
1200 River Road,                                  July2000, he was Vice President for First Data
Conshohocken, PA                                  Investor Services, aninvestment company
19428                                             service provider.
Age 51
-------------------------------------------------------------------------------------------------------------------------------

                                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                                MANAGEMENT INFORMATION

                   TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

                                                  DECEMBER 31, 2001

==========================================================================================================================

                                 TERM OF
                                 OFFICE                                                         NUMBER OF
                                  WITH                                                        PORTFOLIOS IN
                                 TRUST-                                                           FUND           OTHER
                   POSITION(S)  LENGTH OF                                                        COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,      HELD WITH     TIME                                                         OVERSEEN BY      HELD BY
AND AGE               FUND       SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           TRUSTEE       TRUSTEE**
--------------------------------------------------------------------------------------------------------------------------
KEVIN S. CROSSETT  Secretary    Since      Mr. Crossett is Vice President, Associate General             77      None
Gartmore Global                 December   Counsel for GGI,*GMF,* GSA,* Nationwide
Investments, Inc.               2000       Financial Services, Inc.* and otherNationwide
1200 River Road                            Insurance entities.* From June 2000 to December
Conshohocken, PA                           2000,he was Assistant Secretary to the Funds.*
19428                                      Prior to 1999, he was VicePresident, Senior
Age 41                                     Counsel and Director of Compliance for
                                           MerrillLynch, Pierce, Fenner & Smith, Inc.
-------------------------------------------------------------------------------------------------------------------------------

* This position is held with an affiliated person or principal underwriter of the Funds.
** Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

GGAMT   Gartmore  Global  Asset  Management  Trust
GGI     Gartmore  Global  Investments
GMF     Gartmore  Mutual  Funds

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        SHAREHOLDER MEETINGS (UNAUDITED)

                                DECEMBER 31, 2001

================================================================================

During the period from July 1 to December 31, 2001, several Funds held special meetings of their shareholders. The matters considered at those meetings, together with the actual vote tabulations relating to such matters are as follows:

1. On August 2, 2001, a special meeting of the Nationwide Small Company Fund was held for the following purpose:

To approve a subadvisory agreement with Gartmore Global Partners, so that Gartmore Global Partners would replace Lazard Asset Management as a subadviser for the Nationwide Small Company Fund.

FOR             AGAINST         ABSTAIN
-----------------------------------------
38,645,656      527,266         1,701,583

The  subadvisory  change  was  implemented  as  of  August  15,  2001.

2. On August 2, 2001, a special meeting of the Nationwide Strategic Value Fund was held for the following purpose:

To approve a new subadvisory agreement with Strong Capital Management, Inc., so that Strong Capital Management, Inc. may continue to serve as the subadviser for the Nationwide Strategic Value Fund.

FOR             AGAINST         ABSTAIN
-----------------------------------------
2,458,261       64,273          131,046

3. On December 27, 2001, a special meeting of the Nationwide Global 50 Fund was held for the following purposes:

To approve a subadvisory agreement with Gartmore Global Partners, so that Gartmore Global Partners would replace J.P. Morgan Asset Management, Inc. as the subadviser for the Nationwide Global 50 Fund.

FOR             AGAINST         ABSTAIN
-----------------------------------------
3,980,314       2,480,747      330,050

The  subadvisory  change  was  implemented  as  of  January  2,  2002.

To amend Nationwide Global 50 Fund's fundamental policy regarding diversification to change the Nationwide Global 50 Fund from a diversified to a non-diversified fund.

FOR             AGAINST         ABSTAIN
-----------------------------------------
3,774,891       2,620,036       396,184

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